UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:  811-2687

Name of Registrant:     VANGUARD MUNICIPAL BOND FUNDS

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31st

Date of reporting period: January 31, 2012

Item 1: Schedule of Investments

Vanguard Limited-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.6%)
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/12	20,000	20,794
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/13	35,840	38,840
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.080%	2/7/12	7,225	7,225
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,749
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/16	3,540	3,892
Mobile AL Infirmary Health System Special Care
Facilities Financing Authority Revenue
(Infirmary Health System Inc.)	5.000%	2/1/17	2,475	2,759
University of Alabama at Birmingham Hospital
Revenue	5.000%	9/1/15	1,005	1,109
University of Alabama at Birmingham Revenue	5.000%	10/1/16	3,390	4,006
University of Alabama at Birmingham Revenue	5.000%	10/1/17	1,630	1,969
University of Alabama at Birmingham Revenue	5.000%	10/1/17	3,565	4,306
				86,649
Alaska (0.1%)
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	11,253
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,251
				13,504
Arizona (1.5%)
Arizona COP	5.000%	9/1/14 (4)	4,800	5,248
Arizona COP	5.000%	9/1/15 (4)	4,000	4,487
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) PUT	5.000%	7/2/12	10,000	10,190
Arizona Health Facilities Authority Revenue
(Catholic Healthcare West) VRDO	0.090%	2/7/12 LOC	20,850	20,850
Arizona School Facilities Board COP	5.250%	9/1/12 (4)	12,350	12,653
Arizona School Facilities Board COP	5.000%	9/1/14	16,000	17,368
Arizona School Facilities Board COP	5.000%	9/1/15	9,000	9,985
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	15,000	16,558
Arizona School Facilities Board Revenue
(School Improvement)	5.000%	1/1/14	5,000	5,443
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,561
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	2,415	2,575
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,055	8,935
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	5,600	6,205

Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,000	5,739
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,025	5,762
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/15	5,300	6,078
Arizona Transportation Board Highway Revenue	5.000%	7/1/14	9,075	10,066
Arizona Transportation Board Highway Revenue	5.000%	7/1/16	7,465	8,837
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/14	2,775	2,981
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/15	1,500	1,648
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/16	1,665	1,869
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/17	3,115	3,559
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/16	2,630	3,072
Mesa AZ Utility System Revenue	5.000%	7/1/14 (Prere.)	3,500	3,885
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/12	5,075	5,168
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/13	3,660	3,874
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/15	6,000	6,746
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/16	3,055	3,529
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/12 (14)	5,100	5,203
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,173
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/18	4,520	5,638
Scottsdale AZ GO	5.000%	7/1/13	5,000	5,331
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/17	1,445	1,689
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/18	2,185	2,582
				222,487
California (11.9%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	5.000%	8/1/19	1,000	1,191
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Sharp Healthcare)	4.000%	8/1/20	500	553
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	17,526
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	3,000	3,070
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,955	11,211
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	30,000	33,069
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	40,000	45,618

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	21,250	24,235
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	12,055	14,143
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/17	22,000	26,570
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	10,000	12,510
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,669
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	2,500	2,780
California Economic Recovery Bonds GO	5.250%	7/1/14 (ETM)	3,390	3,787
California Economic Recovery Bonds GO	5.250%	7/1/14	11,610	12,909
California Economic Recovery Bonds GO	5.000%	7/1/16	1,500	1,765
California Economic Recovery Bonds GO	5.000%	7/1/17	15,090	18,216
California Economic Recovery Bonds GO	5.000%	7/1/18	41,600	51,046
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.060%	2/7/12 LOC	13,450	13,450
California Educational Facilities Authority
Revenue (University of San Francisco) VRDO	0.060%	2/7/12 LOC	9,400	9,400
California GO	5.000%	3/1/12	10,755	10,798
California GO	5.000%	4/1/12	5,000	5,040
California GO	5.000%	5/1/13	23,475	24,785
California GO	5.000%	9/1/13	32,125	34,357
California GO	5.000%	11/1/13	13,695	14,738
California GO	5.000%	8/1/14	1,970	2,174
California GO	5.000%	4/1/15	21,300	24,013
California GO	5.000%	6/1/15	3,250	3,619
California GO	5.000%	6/1/15 (14)	5,100	5,780
California GO	5.000%	3/1/16 (14)	6,510	7,068
California GO	5.000%	3/1/16	3,210	3,717
California GO	5.000%	3/1/16 (14)	1,120	1,297
California GO	5.000%	3/1/16	4,460	5,165
California GO	5.000%	4/1/16	6,670	7,744
California GO	5.000%	5/1/16	2,150	2,421
California GO	5.000%	8/1/16	2,825	3,313
California GO	5.000%	10/1/16	1,225	1,444
California GO	5.000%	10/1/16	28,605	33,712
California GO	5.000%	11/1/16 (2)	5,375	6,350
California GO	5.000%	12/1/16	2,500	2,961
California GO	6.000%	2/1/17 (2)	3,500	4,320
California GO	5.000%	3/1/17	3,755	4,466
California GO	5.000%	3/1/17 (14)	1,300	1,499
California GO	5.000%	4/1/17	7,275	8,668
California GO	5.000%	9/1/17	4,250	5,110
California GO	5.000%	10/1/17	20,000	24,090
California GO	5.000%	10/1/17	4,005	4,824
California GO	5.000%	9/1/18	32,260	39,207
California GO	5.000%	10/1/18	25,000	30,433
California GO	5.000%	9/1/19	19,000	23,216
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	7/1/14	3,000	3,262
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.000%	3/1/19	5,125	5,898
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	23,180	25,500
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/12	3,000	3,106

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/17	3,000	3,523
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/18	3,000	3,569
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	20,000	21,949
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/18/16	20,000	23,028
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/12	5,000	5,122
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/13	2,210	2,354
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/14	5,000	5,513
California Health Facilities Financing Authority
Revenue (Sutter Health)	4.000%	8/15/17	5,000	5,696
1 California Infrastructure & Economic
Development Bank Revenue (Bay Area Toll
Bridges Seismic Retrofit) TOB VRDO	0.080%	2/1/12 (ETM)	26,415	26,415
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/12	5,000	5,000
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.580%	4/1/14	35,000	35,000
California Infrastructure & Economic
Development Bank Revenue (Orange County
Performing Arts Center) VRDO	0.100%	2/7/12 LOC	18,170	18,170
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/14	1,230	1,291
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,450	2,641
California Municipal Finance Authority Solid
Waste Disposal Revenue (Waste
Management Inc. Project)PUT	2.000%	9/2/14	12,600	12,704
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.650%	4/2/12	20,125	20,126
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,133
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/17	5,820	6,690
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	10/1/18	1,845	2,129
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/17	5,200	5,989
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/18	4,000	4,626
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/12	2,500	2,529
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/13	7,500	7,896
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	6/1/15 (14)	10,000	11,319

California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/15	5,295	5,962
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/17	3,000	3,449
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/18	3,500	4,039
California Statewide Communities Development
Authority Pollution Control Revenue (Southern
California Edison Co.) PUT	4.100%	4/1/13 (10)	5,000	5,194
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	15,000	16,298
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.850%	6/1/12	10,000	10,118
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.130%	2/7/12	5,768	5,768
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	5.250%	11/15/14	860	886
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/15	750	837
Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	5.000%	7/1/16	805	919
Desert Sands CA School District GO	0.000%	6/1/12 (2)	10,000	9,988
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.080%	2/1/12	15,710	15,710
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.050%	2/7/12	9,260	9,260
Foothill/Eastern Corridor Agency California Toll
Road Revenue	0.000%	1/1/15 (ETM)	18,535	18,198
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.000%	1/15/16 (14)	8,400	8,399
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,119
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/12	10,000	10,090
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13	5,655	5,849
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	37,210	39,793
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	21,410	22,932
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	32,000	34,686
Golden State Tobacco Securitization Corp.
California	7.900%	6/1/13 (Prere.)	20,000	21,974
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/33 (Prere.)	48,920	52,139
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	2/1/12	3,035	3,035
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.080%	2/7/12	4,000	4,000
Los Angeles CA GO	5.000%	9/1/17	32,500	39,320
Los Angeles CA GO	5.000%	9/1/19	5,000	6,192
Los Angeles CA Unified School District COP
VRDO	0.050%	2/7/12 LOC	5,900	5,900
Los Angeles CA Unified School District GO	5.000%	7/1/14	31,995	35,433

Los Angeles CA Unified School District GO	5.000%	7/1/14	5,725	6,340
Los Angeles CA Unified School District GO	5.000%	7/1/15	10,240	11,694
Los Angeles CA Unified School District GO	5.000%	7/1/15	4,200	4,796
Los Angeles CA Unified School District GO	5.000%	7/1/15	14,510	16,570
Los Angeles CA Unified School District GO	5.000%	7/1/15	20,000	22,840
Los Angeles CA Unified School District GO	5.000%	7/1/16	19,595	22,959
Los Angeles CA Unified School District GO	5.000%	7/1/17	19,090	23,011
1 Los Angeles CA Unified School District GO TOB
VRDO	0.080%	2/7/12	22,500	22,500
Los Angeles CA Wastewater System Revenue	5.000%	6/1/13	11,205	11,897
Los Angeles CA Wastewater System Revenue
VRDO	0.050%	2/7/12 LOC	8,800	8,800
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	22,315	26,395
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/16	5,000	5,953
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	12/1/12 (14)	7,710	7,966
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,958
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,843
Modesto CA Water Revenue VRDO	0.060%	2/7/12 (4)LOC	16,960	16,960
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	8,490	8,877
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.050%	2/7/12	13,195	13,195
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/14 (12)	2,760	3,035
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/15	3,000	3,271
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/15 (12)	4,000	4,537
Orange County CA Airport Revenue	5.000%	7/1/16	3,435	3,998
Orange County CA Public Financing Authority
Lease Revenue	5.000%	7/1/12 (14)	3,165	3,225
Orange County CA Water District COP VRDO	0.070%	2/7/12	12,000	12,000
Palomar Pomerado Health System California
Revenue COP	4.500%	11/1/15	2,265	2,378
Palomar Pomerado Health System California
Revenue COP	5.000%	11/1/16	3,500	3,774
Riverside CA Electric Revenue VRDO	0.050%	2/7/12 LOC	9,800	9,800
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.070%	2/7/12	3,200	3,200
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/13	750	793
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/15	700	788
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/16	1,000	1,156
Sacramento CA Municipal Utility District
Revenue	5.000%	8/15/16 (4)	7,800	9,174
Sacramento CA Municipal Utility District
Revenue	5.000%	7/1/17 (14)	5,000	5,476
Sacramento County CA Airport Revenue	5.000%	7/1/13	7,200	7,587
Sacramento County CA Airport Revenue	5.000%	7/1/14	6,615	7,181
Sacramento County CA Airport Revenue	5.000%	7/1/15	8,245	9,188

San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	3,290	3,464
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	3,000	3,288
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/16	5,445	6,083
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	11,840	13,932
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/16	14,000	16,442
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.040%	2/7/12	4,880	4,880
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,645
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	9,120	10,594
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	16,555	19,635
San Francisco CA City & County International
Airport Revenue VRDO	0.050%	2/7/12 LOC	9,200	9,200
1 Sonoma County CA Junior College District GO
TOB VRDO	0.180%	2/7/12	3,440	3,440
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/17	9,895	11,977
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.040%	2/7/12 (4)	15,070	15,070
1 Torrance CA Hospital Revenue (Torrance
Memorial Medical Center) TOB VRDO	0.070%	2/7/12 LOC	5,400	5,400
University of California Revenue	5.000%	5/15/12 (14)	3,000	3,042
University of California Revenue	5.000%	5/15/17	2,250	2,726
University of California Revenue	5.000%	5/15/18	2,000	2,457
University of California Revenue	5.000%	5/15/19	4,435	5,512
1 University of California Revenue TOB VRDO	0.080%	2/7/12	4,600	4,600
Ventura County CA Public Financing Authority
COP	5.000%	8/15/16	2,750	3,168
				1,815,382
Colorado (1.3%)
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	3,000	3,495
Colorado Education Loan Program Revenue
TOB VRDO	0.080%	2/1/12	4,000	4,000
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.070%	2/1/12 LOC	8,500	8,500
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.070%	2/1/12 LOC	3,280	3,280
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/16	5,000	5,803
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) VRDO	0.070%	2/7/12	46,250	46,250
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	6,415	7,271
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	3,165	3,587

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	7,920	9,192
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	3,715	4,312
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	2/7/12	18,755	18,755
Denver CO City & County Airport Revenue	5.000%	11/15/14	1,840	2,045
Denver CO City & County Airport Revenue	5.000%	11/15/16	2,500	2,924
E-470 Public Highway Authority Colorado
Revenue PUT	5.000%	9/2/13 (14)	11,485	12,073
2 E-470 Public Highway Authority Colorado
Revenue PUT	2.800%	9/14/14	16,500	16,504
Jefferson County CO School District GO	5.000%	12/15/12 (2)	3,500	3,646
Jefferson County CO School District GO	5.000%	12/15/17 (4)	7,985	9,203
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/16 (Prere.)	22,500	27,082
University of Colorado Enterprise System
Revenue	5.000%	6/1/18	2,000	2,457
University of Colorado Enterprise System
Revenue	5.000%	6/1/19	2,500	3,111
University of Colorado Hospital Authority
Revenue	5.000%	11/15/13	1,960	2,079
University of Colorado Hospital Authority
Revenue	5.000%	11/15/14	1,000	1,086
University of Colorado Hospital Authority
Revenue	5.000%	11/15/16	1,290	1,447
				198,102
Connecticut (1.7%)
Connecticut GO	5.000%	4/1/12 (14)	9,190	9,264
Connecticut GO	5.000%	3/15/13	10,000	10,532
Connecticut GO	5.000%	12/1/13 (14)	3,930	4,263
Connecticut GO	5.000%	1/1/14	18,250	19,851
Connecticut GO	5.000%	1/1/15	14,710	16,588
Connecticut GO	5.250%	11/1/15	1,000	1,169
Connecticut GO	5.000%	1/1/16	30,000	34,937
Connecticut GO	5.000%	3/1/16	4,705	5,511
Connecticut GO	5.000%	5/1/16	10,000	11,780
2 Connecticut GO	0.730%	5/15/16	8,300	8,300
Connecticut GO	5.000%	4/1/17	1,165	1,406
2 Connecticut GO	0.850%	5/15/17	20,000	20,000
Connecticut GO	5.000%	12/1/17	15,000	17,949
2 Connecticut GO PUT	1.430%	3/1/18	17,500	17,518
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/17	2,090	2,400
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/18	3,500	4,043
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/19	4,270	4,946
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/15	1,975	2,195
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/16	5,085	5,752
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/17	2,365	2,724

Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	6,625	6,888
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,579
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	5,270	5,755
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/16	5,300	6,198
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.250%	7/1/16 (2)	7,745	9,264
				252,812
Delaware (0.3%)
Delaware GO	5.000%	1/1/13	9,450	9,867
Delaware GO	5.000%	8/1/14 (Prere.)	5,000	5,568
Delaware GO	5.000%	10/1/18	3,540	4,448
Delaware Health Facilities Authority Revenue
(Christiana Care Health Services) VRDO	0.060%	2/7/12	4,000	4,000
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/14	4,070	4,516
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/16	4,485	5,318
University of Delaware Revenue PUT	0.850%	6/4/13	8,000	8,059
				41,776
District of Columbia (0.7%)
District of Columbia GO	5.000%	6/1/12 (4)	2,500	2,540
District of Columbia GO	5.000%	6/1/13 (Prere.)	4,900	5,208
District of Columbia GO	5.000%	6/1/13 (Prere.)	5,000	5,315
District of Columbia GO	5.000%	6/1/13 (4)	4,000	4,245
2 District of Columbia Income Tax Revenue	0.430%	12/1/13	10,500	10,500
District of Columbia Income Tax Revenue	5.000%	12/1/18	5,500	6,844
1 District of Columbia Income Tax Revenue TOB
VRDO	0.080%	2/7/12	7,425	7,425
District of Columbia Revenue (American College
of Cardiology) VRDO	0.370%	2/7/12 LOC	39,200	39,200
District of Columbia Revenue (Washington
Drama Society) VRDO	0.070%	2/7/12 LOC	13,900	13,900
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/13	3,000	3,187
Washington DC Metropolitan Area Transit
Authority Revenue	5.000%	7/1/15	3,375	3,830
				102,194
Florida (5.6%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/14	4,390	4,729
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/15	5,000	5,469
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.080%	2/7/12	5,665	5,665
1 Cape Coral FL Water & Sewer Revenue TOB
VRDO	0.080%	2/7/12 (4)LOC	20,100	20,100
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/12 (14)	15,000	15,060
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	15,000	16,365
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/15 (14)	11,000	11,928

Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	40,000	43,610
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	5,000	5,451
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	15,000	16,565
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	15,000	16,857
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/18	6,000	6,705
Clay County FL Sales Surtax Revenue	5.000%	10/1/13 (12)	7,025	7,436
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	2.000%	4/3/12	5,000	5,012
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.750%	6/15/12	5,500	5,527
Florida Board of Education Lottery Revenue	5.000%	7/1/12	7,630	7,780
Florida Board of Education Lottery Revenue	5.000%	7/1/13	8,010	8,524
Florida Board of Education Lottery Revenue	5.000%	7/1/14	8,410	9,277
Florida Board of Education Lottery Revenue	5.000%	7/1/15	8,830	10,026
Florida Board of Education Lottery Revenue	5.000%	7/1/15 (14)	9,555	10,849
Florida Board of Education Lottery Revenue	5.000%	7/1/16	7,500	8,765
Florida Board of Education Lottery Revenue	5.000%	7/1/17	2,500	2,988
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/16	5,065	5,403
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/17	13,700	16,610
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	11,240	13,860
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/18	3,615	4,458
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.080%	2/7/12	4,000	4,000
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	20,000	20,417
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	5,820	6,186
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	6,110	6,728
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/15	6,415	7,263
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/18	8,585	10,329
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	9,015	10,926
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.250%	7/1/12	37,600	38,356
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	22,000	23,971
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,000	22,252
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/15	2,135	2,403
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/16	3,290	3,789
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	5,000	5,360

Florida Turnpike Authority Revenue	5.000%	7/1/16	3,480	4,070
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	20,000	21,441
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,222
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/16	2,000	2,317
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.090%	2/7/12 (13)	9,365	9,365
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/14	2,000	2,202
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/16	2,505	2,905
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.150%	9/1/13	8,000	8,527
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	1,500	1,774
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/16	4,675	5,528
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/17	1,000	1,209
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	2/7/12	42,210	42,210
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	2/7/12	31,325	31,325
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.070%	2/7/12	6,600	6,600
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/13	1,185	1,270
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/16	1,185	1,379
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/16 (4)	3,750	4,402
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.070%	2/7/12 LOC	6,545	6,545
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.090%	2/7/12 (4)	11,500	11,500
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital) PUT	4.550%	8/1/13 (14)	5,000	5,211
Miami-Dade County FL School Board COP	5.000%	5/1/15 (12)	4,000	4,464
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,124
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	7,000	7,782
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/16	1,000	1,112
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.100%	2/7/12 LOC	29,400	29,400
3 Orange County FL School Board COP	5.000%	8/1/15	2,000	2,229
3 Orange County FL School Board COP	5.000%	8/1/16	700	795
3 Orange County FL School Board COP	5.000%	8/1/17	1,500	1,732
3 Orange County FL School Board COP	5.000%	8/1/18	1,400	1,633
3 Orange County FL School Board COP	5.000%	8/1/19	1,765	2,073
Orange County FL School Board COP VRDO	0.080%	2/7/12 LOC	10,265	10,265
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,715	9,527

Orange County FL Tourist Development
Revenue	5.000%	10/1/16	16,260	18,641
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.060%	2/7/12 LOC	26,000	26,000
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,500	4,031
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/15	3,365	3,875
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/16	5,250	6,222
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/17	3,000	3,627
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (ETM)	2,060	2,343
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/14 (14)	16,300	18,438
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,430	4,545
Palm Beach County FL School Board COP	5.375%	8/1/12 (Prere.)	4,500	4,616
1 Palm Beach County FL School Board COP TOB
VRDO	0.070%	2/7/12	11,300	11,300
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	9,000	9,212
South Florida Water Management District COP	5.000%	10/1/12 (2)	2,150	2,210
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/12	3,000	3,072
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,141
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.500%	2/1/13 (Prere.)	10,000	10,522
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/13	2,500	2,660
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/15	10,000	11,070
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.070%	2/7/12 LOC	5,000	5,000
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/16	3,000	3,457
				858,119
Georgia (2.5%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/18	2,500	2,958
Atlanta GA Airport Revenue	5.000%	1/1/18	8,500	10,020
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/14	5,000	5,545
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/16	9,385	11,019
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,294
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,511
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,514

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,523
Cobb County GA Hospital Authority Revenue
(Equipment Pool Project) VRDO	0.080%	2/7/12 LOC	10,000	10,000
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/17	1,250	1,460
Cobb County GA Kennestone Hospital Authority
Revenue	5.000%	4/1/18	1,000	1,189
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/18	1,000	1,221
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/19	1,300	1,604
Gainesville & Hall County GA Development
Authority Revenue (Hall County Sewage
Treatment Facility Project) VRDO	0.100%	2/7/12 LOC	7,000	7,000
Georgia GO	3.500%	1/1/13	8,315	8,566
Georgia GO	5.000%	4/1/13	10,815	11,417
Georgia GO	5.500%	7/1/14	4,000	4,489
Georgia GO	4.000%	1/1/15	2,110	2,324
Georgia GO	5.000%	7/1/16	5,000	5,945
Georgia GO	5.000%	7/1/16	20,000	23,782
Georgia GO	5.000%	7/1/16	9,500	11,296
Georgia GO	5.500%	7/1/16	5,000	5,585
Georgia GO	5.000%	10/1/16	1,910	2,289
Georgia GO	5.000%	7/1/17	13,695	16,775
Georgia GO	5.000%	7/1/17	2,840	3,479
Georgia GO	5.000%	7/1/18	2,340	2,922
Georgia GO	4.000%	11/1/18	11,000	13,114
Georgia GO	5.000%	7/1/19	8,200	10,395
Georgia Road & Tollway Authority GAN	5.000%	6/1/13 (4)	4,885	5,187
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,000	17,654
Georgia Road & Tollway Authority Revenue	5.000%	10/1/16	6,000	7,185
Georgia Road & Tollway Authority Revenue	5.000%	10/1/18	18,240	22,840
Georgia Road & Tollway Authority Revenue
(Federal Highway Grant)	5.000%	6/1/16	8,000	9,416
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	5,260	5,283
Gwinnett County GA School District GO	5.000%	2/1/12	10,000	10,000
Gwinnett County GA School District GO	5.000%	2/1/13	10,000	10,477
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/17	1,675	2,054
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/18	4,335	5,417
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/12	12,000	12,073
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/12	15,000	15,116
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/14	5,000	5,376
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/16	10,310	10,799
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	6,910	7,693
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) PUT	2.500%	3/1/13	7,500	7,617
Municipal Electric Authority Georgia Revenue	5.000%	1/1/16	5,285	6,049

3 Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,500	1,793
3 Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/18	1,250	1,508
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.000%	1/1/15	2,060	2,295
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/14	4,995	5,392
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	3,685	4,105
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/17	8,165	9,565
Savannah GA Economic Development Authority
Pollution Control Revenue (International
Paper Co. Projects)	5.100%	8/1/14	3,000	3,198
				380,328
Hawaii (0.7%)
Hawaii GO	5.000%	7/1/12 (2)	23,735	24,216
Hawaii GO	5.000%	5/1/14 (Prere.)	9,840	10,850
Hawaii GO	5.000%	6/1/16	13,920	16,455
Hawaii GO	5.000%	6/1/16 (ETM)	3,115	3,695
Hawaii GO	5.000%	12/1/18	17,250	21,466
Hawaii GO	5.000%	12/1/19	5,000	6,278
Hawaii Highway Revenue	5.500%	7/1/18	2,000	2,516
Hawaii Highway Revenue	5.000%	1/1/20	1,000	1,251
Honolulu HI City & County GO	5.000%	7/1/12 (14)	4,320	4,407
Honolulu HI City & County GO	5.000%	8/1/17	4,130	5,022
Honolulu HI City & County GO	5.000%	8/1/18	2,715	3,353
				99,509
Idaho (0.1%)
Idaho Building Authority Revenue (Prison
Facilities Project) VRDO	0.080%	2/7/12	15,955	15,955
Idaho Housing & Finance Association RAN	5.000%	7/15/13	4,070	4,322
				20,277
Illinois (2.5%)
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/13 (14)	13,400	13,037
Chicago IL Board of Education GO	5.000%	12/1/14	1,545	1,715
Chicago IL Board of Education GO	5.000%	12/1/16	2,500	2,920
1 Chicago IL Board of Education GO TOB VRDO	0.200%	2/1/12	21,000	21,000
1 Chicago IL Board of Education GO TOB VRDO	0.100%	2/7/12 (4)	4,995	4,995
Chicago IL GO	5.000%	1/1/14 (4)	37,590	40,318
Chicago IL GO	5.000%	1/1/14 (Prere.)	4,135	4,501
Chicago IL GO	5.500%	1/1/16 (4)	6,070	6,950
Chicago IL GO	5.000%	1/1/19	5,000	5,672
Chicago IL GO	5.000%	1/1/19 (4)	4,645	5,162
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/18	5,000	6,178
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/13 (4)	4,200	4,358
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/14 (4)	4,035	4,334
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/17	7,500	8,643
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.180%	2/7/12 LOC	24,105	24,105
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.230%	2/7/12 (4)	21,135	21,135

1 Illinois Educational Facilities Authority Revenue
(Northwestern University) TOB VRDO	0.080%	2/7/12	6,935	6,935
1 Illinois Educational Facilities Authority Revenue
(Northwestern University) TOB VRDO	0.090%	2/7/12	3,700	3,700
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,258
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.875%	2/12/15	5,000	5,081
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,913
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,573
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	3.875%	5/1/12	5,000	5,045
Illinois Finance Authority Revenue (Art Institute
of Chicago)	5.000%	3/1/15	10,000	11,157
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/17	1,500	1,672
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.250%	8/15/16	4,270	4,766
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/14	5,500	6,046
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/16	1,500	1,661
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.000%	5/15/17	2,500	2,814
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/12 (4)	4,200	4,239
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,275	4,433
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/13 (4)	4,300	4,459
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/17	3,075	3,322
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,697
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/19	1,745	2,169
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/20	7,000	8,796
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	2/7/12	10,000	10,000
Illinois GO	5.500%	8/1/14 (14)	8,295	9,170
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,450	4,779
Illinois Sales Tax Revenue	5.250%	6/15/12	2,000	2,036
Illinois Sales Tax Revenue	5.000%	6/15/15	10,110	11,399
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,593
Illinois Toll Highway Authority Revenue	5.000%	1/1/15 (4)	17,970	19,894
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,792
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,514
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,270
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,828

1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.100%	2/7/12 (14)	9,455	9,455
Winnebago & Bonne Counties IL School District
GO	5.000%	2/1/12 (2)	4,000	4,000
Winnebago & Boone Counties IL School District
GO	5.000%	2/1/13 (2)	5,000	5,167
				385,656
Indiana (1.5%)
Indiana Bond Bank Special Program Gas
Revenue	5.250%	10/15/16	4,810	5,396
Indiana Finance Authority Facilities Revenue
(Indiana Government Center South)	5.000%	7/1/12	13,725	13,977
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility)	5.000%	7/1/13	6,620	7,002
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/13	3,000	3,202
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	3,485	3,838
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	3,570	4,019
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/15	2,515	2,832
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/16	3,000	3,461
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/18	10,445	12,023
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/19	5,000	5,809
Indiana Finance Authority Lease Revenue	5.000%	11/1/13	10,585	11,363
Indiana Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.250%	5/16/12	10,000	10,026
Indiana Finance Authority Revenue (State
Revolving Fund)	5.000%	2/1/17	7,625	9,144
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.000%	10/1/18	1,000	1,188
Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) PUT	4.100%	11/3/16	10,000	11,174
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	2/1/12	600	600
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	3,750	3,954
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	16,744
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,695	3,127

3 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	7,000	6,995
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	3,190	3,309
Indiana Municipal Power Agency Revenue	5.000%	1/1/18	1,500	1,778
Indiana University Student Fee Revenue	5.000%	8/1/17	1,000	1,218
Indiana University Student Fee Revenue	5.000%	6/1/18	1,000	1,233
Indiana University Student Fee Revenue	5.000%	8/1/18	4,000	4,948
Indiana University Student Fee Revenue	5.000%	6/1/19	1,500	1,875
[1,2] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.170%	7/1/14	676	666
[1,2] Monroe County IN Hospital Authority Revenue
(Bloomington Hospital)	1.290%	7/1/16	5,637	5,538
Purdue University Indiana University Student
Fee Revenue	4.500%	7/1/16	1,500	1,741
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/16	1,300	1,537
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/17	1,000	1,211
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,000	12,139
St. Joseph County IN Educational Facilities
Revenue (University of Notre Dame Du Lac
Project) PUT	3.875%	3/1/12	7,500	7,522
1 Tri-Creek Middle School Building Corp. Indiana
Revenue TOB VRDO	0.080%	2/7/12	14,210	14,210
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,783
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	28,000	28,970
				229,552
Iowa (0.1%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/14 (12)	2,800	3,013
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/15 (12)	2,395	2,652
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/16 (12)	1,655	1,882
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/14	1,065	1,160
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	5.000%	7/1/16	2,320	2,636
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	4.000%	12/1/17	1,300	1,519
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/15	5,620	6,279
				19,141
Kansas (0.4%)
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/13	32,590	35,015
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/17	1,000	1,141
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/18	1,035	1,192

Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/19	1,150	1,333
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/15	2,895	3,209
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/16	5,615	6,392
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/17	5,670	6,628
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/12	1,525	1,565
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/14	1,470	1,626
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/15	2,000	2,225
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/15	4,000	4,518
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/17	1,130	1,307
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/18	2,250	2,626
				68,777
Kentucky (0.8%)
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/12 (14)	13,065	13,427
Kentucky Economic Development Finance
Authority Revenue (Catholic Health Initiatives)
PUT	5.000%	11/11/14	17,000	18,866
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	40,000	46,082
Kentucky Property & Building Commission
Revenue	5.250%	10/1/16 (4)	6,100	7,218
Kentucky Property & Building Commission
Revenue	5.000%	11/1/16	5,340	6,296
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/18	2,500	3,065
Louisville & Jefferson County KY Metropolitan
Government Environmental Facilities
Revenue (Louisville Gas & Electric Co.
Project) PUT	5.625%	12/3/12	10,000	10,406
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,032
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/12	810	823
Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/13	855	893

Warren County KY Hospital Revenue (Bowling
Green-Warren County Community Hospital
Corp. Project)	5.000%	8/1/16	990	1,090

				123,198
Louisiana (0.7%)
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.250%	6/1/14 (2)	5,000	5,322
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.830%	6/1/13	25,000	25,033
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.080%	2/7/12	15,000	15,000
2 Louisiana GO	1.007%	2/1/12	10,000	10,020
Louisiana GO	5.250%	8/1/16 (14)	5,000	5,771
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.850%	6/1/38	3,925	4,092
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,055
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,568
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,062
Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) VRDO	0.070%	2/7/12 LOC	13,900	13,900
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/15 (4)	1,320	1,460
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,309
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/13	2,675	2,780
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/14	3,950	4,198
				103,570
Maine (0.2%)
Maine GO	5.000%	7/15/12 (2)	8,055	8,234
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	2/7/12 LOC	8,400	8,400
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/13	2,090	2,245
Maine Municipal Bond Bank Infrastructure
Revenue (Transcap Project)	5.000%	9/1/16	4,225	5,012
				23,891
Maryland (2.5%)
Baltimore County MD GO	5.000%	2/1/18	2,900	3,588
Baltimore County MD GO	5.000%	2/1/18	9,000	11,136
Howard County MD GO	5.000%	8/15/19	5,000	6,351
Maryland Department of Transportation
Revenue	4.000%	5/15/15	6,250	6,970
Maryland GO	5.000%	3/15/12	20,415	20,536
Maryland GO	5.000%	8/1/14	10,000	11,138
Maryland GO	5.000%	3/1/16	10,000	11,753
Maryland GO	5.000%	11/1/16	15,100	18,146
Maryland GO	5.000%	3/15/17	23,445	28,480
Maryland GO	5.000%	8/1/17	8,495	10,430
Maryland GO	5.000%	8/1/17	5,000	6,139
Maryland GO	5.000%	8/1/17	5,070	6,225

Maryland GO	5.000%	8/1/17	26,445	32,467
Maryland GO	5.000%	3/1/18	1,150	1,426
Maryland GO	5.250%	3/1/18	2,400	3,011
Maryland GO	5.000%	8/1/18	23,960	29,972
Maryland GO	5.000%	11/1/18	2,175	2,734
Maryland GO	5.000%	3/1/19	10,000	12,605
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/13	3,000	3,175
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/17	1,500	1,751
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/18	1,400	1,654
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/19	1,400	1,662
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/13	2,395	2,523
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/14	3,150	3,410
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/15	5,900	6,510
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.070%	2/7/12 LOC	4,200	4,200
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/13	9,085	9,688
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/14	9,615	10,663
Maryland Transportation Authority Facilities
Projects Revenue	5.000%	7/1/15	9,995	11,473
Maryland Transportation Authority GAN	5.000%	3/1/12	5,000	5,020
Maryland Transportation Authority GAN	5.000%	3/1/14	8,000	8,784
Montgomery County MD GO	5.000%	5/1/14	12,310	13,583
Montgomery County MD GO	5.000%	7/1/18	32,050	40,021
Montgomery County MD GO	5.000%	11/1/19	2,740	3,492
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/13	4,200	4,410
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/14	8,500	9,209
Washington Suburban Sanitation District
Maryland GO	4.000%	6/1/16	2,630	3,005
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,000	4,886
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/18	2,320	2,890
				375,116
Massachusetts (3.9%)
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/12 (Prere.)	3,395	3,463
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	1.000%	2/7/12	19,976	19,976
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,223

Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,612
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.070%	2/1/12 LOC	9,900	9,900
Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	40,500	41,640
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/20	800	991
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,877
2 Massachusetts GO	0.320%	2/2/12	15,000	15,000
Massachusetts GO	5.000%	8/1/12	4,945	5,065
Massachusetts GO	5.000%	9/1/12	8,000	8,227
Massachusetts GO	5.500%	11/1/12 (4)	9,000	9,361
2 Massachusetts GO	0.460%	2/1/13	35,000	35,000
2 Massachusetts GO	0.560%	2/1/14	15,000	15,000
Massachusetts GO	5.000%	8/1/14	11,965	13,317
Massachusetts GO	5.000%	8/1/14	11,635	12,950
Massachusetts GO	5.000%	11/1/14	2,350	2,640
Massachusetts GO	5.000%	3/1/15 (Prere.)	3,840	4,370
Massachusetts GO	5.000%	8/1/15 (4)	10,000	11,519
2 Massachusetts GO	0.560%	2/1/16	15,645	15,645
Massachusetts GO	5.000%	10/1/16	6,800	8,118
Massachusetts GO	5.000%	10/1/17	23,000	28,117
Massachusetts GO	5.500%	12/1/17 (14)	3,255	4,084
Massachusetts GO	5.000%	10/1/18	24,000	29,779
Massachusetts GO	5.500%	10/1/18 (4)	10,200	12,982
Massachusetts GO	5.000%	12/1/18	30,000	37,333
1 Massachusetts GO TOB VRDO	1.000%	2/7/12 (4)LOC	12,900	12,899
Massachusetts GO VRDO	0.130%	2/7/12	50,000	50,000
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,250	6,402
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.070%	2/7/12 LOC	6,000	6,000
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.070%	2/1/12	1,000	1,000
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.070%	2/1/12	8,000	8,000
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/13	2,000	2,130
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/14	2,945	3,239
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/17	5,000	5,888
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	6,000	6,050
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,190
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/16	2,000	2,328

Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.060%	2/7/12	12,000	12,000
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/15	2,500	2,789
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.000%	7/1/17	7,500	8,679
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	6,000	7,092
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	10,000	10,927
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	4,550	5,015
Massachusetts Special Obligation Revenue	5.500%	6/1/12	10,000	10,181
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/13	4,000	4,297
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/17	1,500	1,840
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/15 (14)	3,000	3,478
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	1.250%	2/7/12 (4)LOC	27,630	27,630
Massachusetts Water Resources Authority
Revenue VRDO	0.070%	2/7/12	23,400	23,400
University of Massachusetts Building Authority
Revenue	5.000%	11/1/16	7,555	8,985
				594,628
Michigan (1.6%)
Clarkston MI Community School GO	5.000%	5/1/14 (4)	5,180	5,656
Detroit MI GO	5.000%	4/1/13 (12)	9,345	9,637
Detroit MI GO	5.000%	4/1/14 (12)	2,735	2,874
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/16	1,050	1,205
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/17	1,500	1,763
Michigan Building Authority Revenue	5.000%	10/15/12 (2)	5,615	5,789
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	7,200	7,718
Michigan GO	5.000%	5/1/14	12,000	13,184
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/17	5,000	5,935
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	5/1/12	17,000	17,193
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	15,000	15,168
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	20,000	20,882
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.500%	11/15/15	2,000	2,245
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.000%	11/15/16	6,140	6,860
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/15	1,000	1,136
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	5,000	6,165
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.070%	2/7/12	1,330	1,330
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	2,315	2,682

Michigan State University Revenue	5.000%	8/15/13	6,620	7,093
Michigan State University Revenue	5.000%	2/15/14	5,385	5,886
Michigan State University Revenue	5.000%	8/15/14	7,005	7,800
Michigan State University Revenue	5.000%	2/15/15	3,910	4,428
Michigan State University Revenue	5.000%	8/15/15	1,000	1,152
Michigan State University Revenue	5.000%	2/15/17	6,135	7,368
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	5.500%	8/1/16	7,425	8,613
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	20,000	20,504
Michigan Trunk Line Revenue	5.000%	9/1/12 (4)	13,015	13,375
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.250%	8/1/16	5,000	5,594
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/16	2,385	2,596
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/17	2,880	3,170
University of Michigan University Revenue	5.250%	12/1/12	8,500	8,817
University of Michigan University Revenue	4.000%	4/1/16	10,650	12,011
University of Michigan University Revenue	4.000%	4/1/17	11,385	13,140
				248,969
Minnesota (1.4%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/14	1,000	1,064
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/15	1,245	1,353
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/15	1,700	1,918
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/16	1,900	2,192
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Children's Hospital Clinics) VRDO	0.100%	2/1/12 (4)	31,300	31,300
Minneapolis MN Health Care System Revenue
(Allina Health System)	5.750%	11/15/12 (Prere.)	39,000	40,702
Minneapolis MN Health Care System Revenue
(Allina Health System)	6.000%	11/15/12 (Prere.)	4,000	4,182
Minnesota 911 Revenue	5.000%	6/1/18	2,320	2,823
Minnesota GO	4.000%	12/1/13	3,900	4,163
Minnesota GO	5.000%	12/1/13 (ETM)	10,615	11,518
Minnesota GO	5.000%	8/1/14	6,970	7,759
Minnesota GO	5.000%	12/1/14	8,145	9,180
Minnesota GO	5.000%	12/1/15	8,145	9,495
Minnesota GO	5.000%	10/1/16	5,000	5,988
Minnesota GO	5.000%	12/1/16	8,150	9,811
Minnesota GO	5.000%	8/1/18	8,375	10,452
Minnesota GO	5.000%	8/1/18	3,825	4,774
Minnesota GO	5.000%	8/1/18	3,000	3,744
Minnesota GO	5.000%	11/1/19	2,000	2,542
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.060%	2/7/12	12,090	12,090
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/18	8,500	10,476
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/15	1,170	1,301

St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/16	1,250	1,424
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/17	1,000	1,166
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/13	7,825	8,282
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/14	5,250	5,727
University of Minnesota Revenue	5.000%	8/1/17	3,215	3,883
University of Minnesota Revenue	5.000%	12/1/17	10,000	12,337
				221,646
Mississippi (0.2%)
Mississippi GO	5.250%	11/1/14	8,970	10,138
Mississippi GO	5.000%	11/1/15 (14)	7,475	8,682
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/12	1,000	1,021
Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Health System)	5.000%	8/15/15	1,500	1,652
1 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care) TOB VRDO	0.140%	2/7/12 (4)	2,525	2,525
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,959
				26,977
Missouri (0.5%)
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/13 (Prere.)	15,320	16,565
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/17	3,270	3,993
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/18	1,445	1,789
Missouri Development Finance Board Cultural
Facilities Revenue (Kauffman Center
Performing) VRDO	0.100%	2/1/12	2,600	2,600
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.080%	2/7/12 LOC	5,500	5,500
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.100%	2/7/12 LOC	8,200	8,200
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	10,000	10,031
Missouri Highways & Transportation
Commission Road Revenue	5.000%	2/1/12 (Prere.)	10,000	10,000
Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,645	16,081
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/17	2,000	2,281
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/18	4,000	4,602
				81,642

Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/16	5,870	6,663
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/17	5,305	6,179
				12,842
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.000%	12/1/15	5,000	5,338
3 Municipal Energy Agency of Nebraska	5.000%	4/1/19	1,500	1,815
3 Municipal Energy Agency of Nebraska	5.000%	4/1/20	1,350	1,644
1 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.080%	2/7/12	9,275	9,275
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,091
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,154
Nebraska Public Power District Revenue	5.000%	1/1/17	1,000	1,185
1 Nebraska Public Power District Revenue TOB
VRDO	0.070%	2/7/12 (4)	14,925	14,925
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/14	2,645	2,769
				39,196
Nevada (1.0%)
Clark County NV Airport BAN	5.000%	7/1/12	20,000	20,357
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/13	6,355	6,711
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/14	6,100	6,658
Clark County NV School District GO	5.000%	6/15/12	10,115	10,293
Clark County NV School District GO	5.000%	6/15/12 (14)	5,380	5,475
Clark County NV School District GO	5.000%	6/15/13 (14)	16,050	17,054
Clark County NV School District GO	5.000%	6/15/14 (14)	9,680	10,683
Clark County NV School District GO	5.000%	6/15/14	4,000	4,414
Clark County NV School District GO	5.000%	6/15/15 (4)	17,760	20,190
Clark County NV School District GO	5.000%	6/15/15 (2)	5,020	5,707
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.000%	7/1/14	8,000	8,585
Nevada GO	5.000%	12/1/12 (4)	11,165	11,601
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/12 (14)	14,495	15,008
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.500%	12/1/14 (14)	5,905	6,624
				149,360
New Hampshire (0.1%)
Manchester NH General Airport Revenue	5.000%	1/1/15	2,475	2,665
Manchester NH General Airport Revenue	5.000%	1/1/15	1,470	1,583
New Hampshire GO	5.000%	8/15/17	3,200	3,897
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.000%	7/1/14	8,430	9,237
New Hampshire Municipal Bond Bank Revenue	5.000%	8/15/16	4,280	5,087
				22,469

New Jersey (5.2%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (4)	6,260	6,496
Gloucester County NJ Improvement Authority
Solid Waste Resource Revenue PUT	2.625%	12/3/12	4,625	4,693
New Jersey Building Authority Revenue	5.000%	6/15/12	11,465	11,660
New Jersey Building Authority Revenue	5.000%	6/15/14	6,790	7,431
New Jersey Building Authority Revenue	5.000%	6/15/15	7,650	8,593
New Jersey COP	5.000%	6/15/16	6,695	7,581
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.050%	2/1/12 LOC	1,500	1,500
New Jersey Economic Development Authority
Revenue (Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	30,500	34,564
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/15	2,525	2,728
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/16	2,905	3,175
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/17	3,525	3,874
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/13 (ETM)	14,670	15,428
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	25,000	26,865
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/14	14,565	15,798
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	37,500	44,173
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	6,450	7,689
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/17	7,500	8,941
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	10,000	10,886
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/14	11,165	12,180
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/15	11,255	12,664
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/17	5,095	6,259
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/18	5,345	6,697
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	6.000%	12/1/14	5,015	5,544
New Jersey Equipment Lease Purchase COP	5.000%	6/15/14	7,000	7,562

New Jersey Equipment Lease Purchase COP	5.000%	6/15/15	5,420	6,006
New Jersey Equipment Lease Purchase COP	5.000%	6/15/17	2,625	3,021
New Jersey GO	5.000%	8/15/16	12,120	14,349
New Jersey GO	5.000%	8/15/17	11,660	14,135
1 New Jersey GO TOB VRDO	0.080%	2/1/12	51,300	51,300
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/12	6,955	7,074
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/17	2,595	2,905
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/18	3,525	3,996
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Capital Asset
Pooled Program) VRDO	0.060%	2/7/12 LOC	4,850	4,850
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/18	2,000	2,306
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/19	2,000	2,315
1 New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group) TOB VRDO	0.230%	2/7/12 (12)	9,565	9,565
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.040%	2/7/12 (12)	7,600	7,600
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,668
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/14	12,655	13,805
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/15	15,860	17,341
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,784
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	9,990	11,372
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/16	3,810	4,328
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14 (ETM)	60	67
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/14	6,480	7,110
New Jersey TRAN	2.000%	6/21/12	33,000	33,235
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/12 (14)	4,200	4,274
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/12 (4)	8,000	8,381
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/13 (14)	22,380	24,321
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/15 (Prere.)	19,130	22,105
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	7,500	9,010
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	10,000	12,013

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/18	2,500	3,006
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,810	19,174
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/19	2,815	3,407
1 New Jersey Turnpike Authority Revenue TOB
VRDO	0.090%	2/7/12 LOC	20,110	20,110
New Jersey Turnpike Authority Revenue VRDO	0.290%	2/7/12 (4)	49,880	49,880
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.250%	6/1/12	5,000	5,039
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/12 (Prere.)	10,200	10,364
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	50,755	51,698
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	810	826
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	18,515	19,997
4 Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	10,000	10,669
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.750%	6/1/13 (Prere.)	7,815	8,493
Tobacco Settlement Financing Corp. New
Jersey Revenue	7.000%	6/1/13 (Prere.)	17,705	19,297
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	2,000	2,128
				799,305
New Mexico (1.0%)
Albuquerque NM GO	5.000%	7/1/12 (2)	11,350	11,578
Farmington NM Pollution Control Revenue (El
Paso Electric Co. Four Corners Project) PUT	4.000%	8/1/12 (3)	8,000	8,093
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/16	10,000	11,092
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/16	7,000	7,798
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/17	5,000	5,624
New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/17	9,000	10,927
New Mexico GO	5.000%	3/1/13	10,000	10,512
New Mexico GO	5.000%	3/1/13	8,000	8,410
New Mexico GO	5.000%	3/1/14	7,000	7,666
New Mexico GO	5.000%	3/1/16	19,290	22,604
1 New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) TOB VRDO	0.080%	2/7/12	6,660	6,660
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.080%	2/7/12	27,945	27,945
New Mexico Severance Tax Revenue	5.000%	7/1/12	1,550	1,581
New Mexico Severance Tax Revenue	5.000%	7/1/17	6,015	7,311
				147,801

New York (12.0%)
Albany NY Industrial Development Agency Civic
Facility Revenue (Albany Medical Center
Hospital Project) VRDO	0.100%	2/7/12 LOC	4,640	4,640
Battery Park City NY Authority Revenue	5.250%	11/1/16	14,275	15,411
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	5.750%	7/15/16	1,195	1,342
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	2,000	2,186
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	3,635	4,097
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	1,125	1,334
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/17	3,000	3,558
Hempstead NY GO	3.000%	4/15/15	5,260	5,674
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/12 (14)	48,900	49,473
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/13	15,690	16,659
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/18	2,000	2,377
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/19	1,500	1,791
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/16	6,000	7,000
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/17	5,000	5,938
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/18	2,500	3,003
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/18	1,500	1,807
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.080%	2/7/12	10,980	10,980
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.080%	2/7/12 (13)	14,605	14,605
2 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.630%	11/1/13	4,000	4,000
2 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.760%	11/1/14	6,320	6,339
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.500%	7/1/14	15,460	17,105
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/12	3,500	3,631
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/12	14,110	14,664
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/13	3,325	3,583
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/17	2,500	2,969

Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/18	4,000	4,819
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/19	3,500	4,265
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,715
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	52,980	58,693
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	2/7/12	26,100	26,100
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	2/7/12	6,400	6,400
Nassau County NY TAN	2.500%	9/30/12	15,000	15,214
New York City NY Cultural Resources Revenue
(American Museum of Natural History) VRDO	0.050%	2/1/12	1,000	1,000
New York City NY Cultural Resources Revenue
(Asia Society) VRDO	0.080%	2/7/12 LOC	4,800	4,800
New York City NY Cultural Resources Revenue
(Juilliard School) PUT	2.750%	7/1/12	8,000	8,085
New York City NY GO	5.000%	8/1/12	8,000	8,191
New York City NY GO	5.000%	8/1/12	8,450	8,652
New York City NY GO	5.750%	8/1/12 (Prere.)	35	36
New York City NY GO	5.000%	8/15/13	2,690	2,884
New York City NY GO	5.000%	8/1/14	25,000	27,731
New York City NY GO	5.750%	8/1/14 (2)	7,750	7,953
New York City NY GO	5.000%	8/15/14	12,890	14,316
New York City NY GO	5.000%	9/1/14	16,860	18,752
New York City NY GO	5.000%	8/1/15	10,815	12,369
New York City NY GO	5.000%	8/1/15	8,005	8,881
New York City NY GO	5.000%	8/1/15	26,260	30,035
New York City NY GO	5.000%	8/15/15	17,910	20,504
New York City NY GO	5.000%	9/1/15	21,325	24,441
New York City NY GO	5.000%	2/1/16	1,000	1,159
New York City NY GO	5.000%	3/1/16	10,795	12,548
New York City NY GO	5.000%	3/1/16	2,500	2,906
New York City NY GO	5.000%	4/1/16	3,500	4,078
New York City NY GO	5.000%	8/1/16	7,150	8,411
New York City NY GO	5.000%	8/1/16	5,000	5,882
New York City NY GO	5.000%	8/1/16	27,500	32,350
New York City NY GO	5.000%	8/1/16	1,000	1,176
New York City NY GO	5.000%	8/1/16	1,000	1,176
New York City NY GO	5.000%	8/1/17	3,800	4,593
New York City NY GO	5.000%	8/1/17	13,590	16,425
New York City NY GO	5.000%	8/1/17	9,750	11,784
New York City NY GO	5.000%	8/1/17	13,470	16,280
New York City NY GO	5.000%	8/1/17	6,000	7,252
New York City NY GO	5.000%	10/1/17	2,500	3,036
New York City NY GO	5.000%	8/1/18	4,650	5,696
New York City NY GO	5.000%	8/1/18	6,000	7,350
New York City NY GO VRDO	0.060%	2/7/12 LOC	10,000	10,000
New York City NY GO VRDO	0.060%	2/7/12 LOC	7,900	7,900
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	6,665	6,676
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/17	8,150	9,535
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	5,000	5,054

1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.100%	2/7/12	3,755	3,755
New York City NY Housing Development Corp.
Revenue (Capital Fund Program)	5.000%	7/1/12 (14)	5,000	5,089
New York City NY Industrial Development
Agency Civic Facility Revenue (USTA
National Tennis Center)	5.000%	11/15/13 (4)	4,435	4,777
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.140%	2/7/12	8,760	8,760
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.140%	2/7/12	20,855	20,855
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.090%	2/7/12	14,000	14,000
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13 (ETM)	2,905	3,143
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	9,415	10,169
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	320	360
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	5,290	5,926
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,252
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,115	12,037
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	43,485	51,748
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/17	2,500	2,981
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	24,276
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	7,000	8,496
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	16,500	18,978
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	20,000	24,276
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.060%	2/7/12	16,000	16,000
New York City NY Trust for Cultural Resources
Revenue (Whitney Museum of American Art)	5.000%	7/1/17	6,250	7,370
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) VRDO	0.080%	2/7/12	15,000	15,000
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/17	6,240	7,464
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	9,000	10,267
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.040%	2/7/12 LOC	37,605	37,605
New York State Dormitory Authority Revenue
(Fordham University) VRDO	0.040%	2/7/12 LOC	37,305	37,305
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/16	2,270	2,562

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/16	1,260	1,434
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/17	1,750	2,025
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.000%	7/1/12	1,000	1,017
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/18	1,000	1,169
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/12	5,250	5,470
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/13	3,450	3,631
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/14	3,760	4,116
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	3,935	4,453
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17 (ETM)	5	6
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	9,605	11,490
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/17	16,845	20,151
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	18,010	21,957
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	8/15/19	11,665	14,536
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17	7,030	8,257
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/18 (4)	5,000	5,908
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (4)	6,010	7,141
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/16	8,500	9,842
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/17	10,510	12,447
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.500%	5/15/13 (14)	20,350	20,835
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	12,560	12,735
1 New York State Dormitory Authority Revenue
(Vassar College) TOB VRDO	0.080%	2/7/12	3,995	3,995
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	3,000	3,022
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	10/15/15	5,000	5,044
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) ARS	0.743%	2/6/12 (14)	14,650	13,207

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	7,500	7,646
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	8,500	8,665
New York State Energy Research &
Development Authority Pollution Control
Revenue (Rochester Gas & Electric Corp.
Project) PUT	4.750%	7/1/16 (14)	2,250	2,486
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.250%	7/15/14	2,160	2,423
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.060%	2/7/12 LOC	34,745	34,745
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.040%	2/7/12 LOC	10,800	10,800
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.040%	2/7/12 LOC	2,800	2,800
New York State Housing Finance Agency
Housing Revenue (West 38th Street) VRDO	0.040%	2/7/12 LOC	3,225	3,225
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.050%	2/1/12 LOC	15,000	15,000
New York State Local Government Assistance
Corp. Revenue VRDO	0.050%	2/7/12	12,955	12,955
New York State Local Government Assistance
Corp. Revenue VRDO	0.070%	2/7/12	2,300	2,300
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	12/1/15	5,410	5,748
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	6/1/18	7,000	7,384
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.250%	12/1/18	8,415	8,877
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13 (14)	15,000	15,823
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	7,500	8,640
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16	40,000	46,593
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17	18,145	21,725
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	3,500	4,285
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/16	6,620	7,716
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/18	8,440	10,290
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/13	5,500	5,547
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	5,145	5,789
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	8,000	9,559

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/15	6,685	7,742
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/16	20,000	23,820
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/18	20,000	24,383
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,950	31,448
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	3,340	3,848
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	19,295	22,228
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	28,800
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	2/7/12	19,735	19,735
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	2/7/12	19,015	19,015
Onondaga County NY Trust Cultural Resource
Revenue (Syracuse University) VRDO	0.040%	2/7/12 LOC	5,200	5,200
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/17	2,000	2,292
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/18	4,000	4,630
Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/19	8,365	9,714
Suffolk County NY TAN	2.000%	7/12/12	10,500	10,538
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	10,000	10,125
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/12	7,000	7,111
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/12 (Prere.)	13,345	13,580
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/17	6,500	7,702
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	6,655	6,753
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/14 (ETM)	2,045	2,219
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/14	11,690	13,155
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/18	13,435	16,377
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/16	8,170	9,185
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/17	8,600	9,824
				1,837,053
North Carolina (3.6%)
Cabarrus NC COP	5.000%	1/1/14	2,500	2,710
Cabarrus NC COP	5.000%	1/1/16	4,555	5,262
Charlotte NC Airport Revenue	5.000%	7/1/14	4,000	4,384
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/13	1,420	1,515
Charlotte NC Water & Sewer System Revenue	4.000%	7/1/16	1,280	1,462
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/17	3,000	3,709
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/18	1,250	1,570
Durham NC COP	5.000%	6/1/13	1,000	1,061

Fayetteville NC Public Works Commission
Revenue	5.000%	3/1/17	5,000	6,009
Guilford County NC GO	5.000%	8/1/15	8,250	9,520
Guilford County NC GO	5.000%	8/1/16	5,000	5,961
Guilford County NC GO	5.000%	8/1/17	5,000	6,139
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.090%	2/7/12 (4)	11,050	11,050
North Carolina Capital Facilities Finance Agency
Revenue (Fletcher School) VRDO	0.070%	2/7/12 LOC	4,380	4,380
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.750%	3/1/12	37,500	37,502
North Carolina Capital Improvement Revenue	5.000%	5/1/17	9,600	11,594
North Carolina Capital Improvement Revenue	5.000%	5/1/18	15,325	18,784
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/16	7,000	8,015
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	5,000	5,209
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/14	5,000	5,387
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/14	6,000	6,521
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	20,000	22,233
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	3,465	3,852
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	2,725	3,120
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	3,000	3,435
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/17	2,500	2,940
North Carolina GAN PUT	4.000%	3/1/18	21,000	23,812
North Carolina GO	5.000%	3/1/12	13,980	14,037
North Carolina GO	5.000%	3/1/14	23,160	25,394
North Carolina GO	5.000%	3/1/18	12,000	14,637
North Carolina GO	5.000%	5/1/18	6,750	8,399
North Carolina GO	5.000%	6/1/18	15,100	18,823
North Carolina GO	5.000%	3/1/19	5,200	6,555
North Carolina GO	5.000%	6/1/19	2,000	2,532
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.070%	2/7/12	53,600	53,600
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/14	2,775	2,923
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/15 (4)	7,370	7,764
North Carolina Medical Care Commission Health
Care Facilities Revenue (Wake Forest
University Health Sciences) VRDO	0.050%	2/7/12 LOC	37,175	37,175
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.070%	2/7/12 LOC	4,990	4,990

North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) VRDO	0.050%	2/1/12	2,900	2,900
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/16	1,705	1,960
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/17	5,000	5,885
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13	2,835	2,963
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13 (ETM)	1,340	1,405
Raleigh NC Combined Enterprise System
Revenue VRDO	0.060%	2/7/12	1,610	1,610
Raleigh NC GO	5.000%	12/1/16	2,470	2,971
Raleigh NC GO	5.000%	12/1/16	2,605	3,133
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.070%	2/7/12	7,555	7,555
Wake County NC GO	4.000%	2/1/14	13,000	13,949
3 Wake County NC GO	5.000%	2/1/19	5,100	6,419
3 Wake County NC GO	5.000%	2/1/20	17,845	22,793
Wake County NC Public Improvement GO	5.000%	3/1/13	16,000	16,828
Wake County NC Public Improvement GO	5.000%	3/1/14	23,000	25,219
Wake County NC Public Improvement GO	5.000%	3/1/16	5,110	6,006
Wake County NC Public Improvement GO	5.000%	4/1/18	3,495	4,341
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.060%	2/7/12	10,300	10,300
				550,202
Ohio (4.1%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/14	20,120	21,803
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/15	10,170	11,257
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/16	11,830	13,314
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	10,000	10,432
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/17	6,000	6,904
Avon OH Local School District GO	5.250%	12/1/13 (Prere.)	2,400	2,616
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/12	1,480	1,495
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.000%	6/1/14	5,495	5,809
Chillicothe OH City School District GO	5.250%	12/1/14 (Prere.)	1,745	1,980
Cincinnati OH City School District GO	5.000%	12/1/12	1,140	1,185
Cincinnati OH City School District GO	5.000%	12/1/13 (4)	2,000	2,166
Cincinnati OH City School District GO	5.000%	12/1/13 (Prere.)	5,525	5,997
Cleveland OH Airport System Revenue	5.000%	1/1/14	7,575	8,062
Cleveland OH GO	5.250%	8/1/13 (Prere.)	2,400	2,579
Cleveland OH Income Tax Revenue (Police &
Fire Pension Payment)	5.000%	5/15/17	1,190	1,397
1 Cleveland OH Water Works Revenue TOB
VRDO	0.080%	2/7/12	2,900	2,900
Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,390	2,705

Columbus OH City School District School
Facilities Construction & Improvement GO	5.250%	12/1/14 (Prere.)	2,070	2,342
Columbus OH GO	5.000%	6/15/12	7,955	8,099
Columbus OH GO	5.000%	9/1/12	5,600	5,758
Columbus OH GO	5.000%	9/1/13	5,600	6,018
Columbus OH GO	5.000%	9/1/13	10,430	11,208
Columbus OH GO	5.000%	12/15/13	3,000	3,263
Columbus OH GO	5.000%	9/1/16	5,000	5,957
Columbus OH GO	5.000%	6/1/17	7,510	9,129
Columbus OH GO	5.000%	7/1/17	7,245	8,827
Columbus OH GO	5.000%	7/1/17	5,740	6,993
Columbus OH GO	5.000%	6/1/18	8,000	9,911
Columbus OH GO	5.000%	7/1/18	7,280	9,034
Columbus OH GO	5.000%	7/1/18	4,500	5,584
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.060%	2/7/12	6,400	6,400
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.060%	2/7/12	42,765	42,765
Hamilton County OH Convention Center
Facilities Authority Revenue	5.250%	6/1/14 (Prere.)	1,270	1,413
Hamilton County OH Sewer System Revenue	5.000%	12/1/13 (14)	4,450	4,828
Hilliard OH School District GO	0.000%	12/1/14 (14)	2,720	2,645
Hilliard OH School District GO	0.000%	12/1/15 (14)	3,720	3,556
Jackson OH Local School District Stark &
Summit Counties GO	5.250%	6/1/14 (Prere.)	4,350	4,829
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,844
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/14 (4)	4,500	4,844
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/15 (4)	5,200	5,750
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.080%	2/7/12 (4)	9,810	9,810
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.140%	2/7/12 (4)	7,500	7,500
1 Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) TOB VRDO	0.180%	2/7/12 (4)	7,715	7,715
Marysville OH Exempt Village School District
COP	5.250%	6/1/15 (Prere.)	3,000	3,465
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	6,000	6,447
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	4,000	4,299
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.375%	7/1/15	5,000	5,159
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,636
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,124
Ohio Building Authority Revenue (Administration
Building Fund)	5.250%	10/1/15 (14)	11,780	13,608

Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	4/1/12 (ETM)	3,055	3,080
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/14	12,000	13,182
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/15	1,200	1,375
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	10/1/16 (14)	14,830	17,667
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,105	1,188
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,520	1,635
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/13	1,050	1,129
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	1,165	1,296
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/14	2,300	2,558
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	1,225	1,404
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/15	2,420	2,774
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,285	1,516
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	2,540	2,997
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/16	1,650	1,947
Ohio Building Authority Revenue (Highway
Safety Building)	5.000%	10/1/17	2,670	3,215
Ohio GO	5.000%	9/15/14	5,920	6,617
Ohio GO	5.000%	9/15/15	5,000	5,777
Ohio GO	5.000%	9/15/16	10,000	11,898
Ohio GO	5.000%	9/15/17	19,680	23,949
Ohio GO	5.000%	9/15/18	3,000	3,704
Ohio GO	5.000%	9/15/18	5,000	6,174
Ohio Higher Education GO	5.000%	8/1/12	6,525	6,682
Ohio Higher Education GO	5.000%	11/1/14	4,250	4,773
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.500%	10/1/12 (Prere.)	5,000	5,176
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project)	5.000%	12/1/13 (Prere.)	3,885	4,217
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) VRDO	0.060%	2/7/12 LOC	5,000	5,000
Ohio Highway Capital Improvements GO	5.000%	5/1/12	6,280	6,356
Ohio Highway Capital Improvements GO	5.250%	5/1/12	6,805	6,892
Ohio Highway Capital Improvements GO	5.000%	5/1/13	6,300	6,671
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.080%	2/7/12	2,850	2,850
Ohio Hospital Revenue (University Hospitals
Health System Inc.) PUT	3.750%	1/15/13	2,500	2,577
Ohio Infrastructure Improvement GO	5.000%	9/1/14	6,055	6,755
Ohio Infrastructure Improvement GO	5.000%	9/1/15	8,600	9,924
Ohio Infrastructure Improvement GO	5.000%	9/1/16	3,210	3,815

Ohio Infrastructure Improvement GO	5.000%	8/1/18	3,450	4,241
Ohio State University General Receipts
Revenue	5.000%	12/1/13	6,000	6,505
Ohio State University General Receipts
Revenue	5.000%	12/1/14	3,000	3,375
Ohio State University General Receipts
Revenue	5.000%	12/1/16	3,515	4,197
Ohio State University General Receipts
Revenue	5.000%	12/1/17	5,000	6,100
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/15	3,500	3,949
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	6/1/17	4,000	4,873
Ohio Water Development Authority Fresh Water
Revenue	5.000%	12/1/13	4,000	4,346
Ohio Water Development Authority Fresh Water
Revenue	5.000%	6/1/14 (Prere.)	6,300	6,973
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	1.000%	2/7/12	17,930	17,930
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/13	7,000	7,446
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/17	1,000	1,233
Olentangy OH Local School District GO	5.000%	6/1/16 (Prere.)	1,235	1,463
Olentangy OH Local School District School
Facilities Construction & Improvement GO	5.500%	6/1/14 (Prere.)	1,300	1,453
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/12	2,625	2,629
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/13	2,760	2,850
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/14	2,895	3,060
Toledo OH City School District GO	5.000%	12/1/18	3,055	3,691
Toledo OH City School District GO	5.000%	12/1/19	2,220	2,701
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/14	6,145	6,695
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/15	1,435	1,598
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/16	3,430	3,908
University of Toledo Ohio General Receipts
Revenue	5.000%	6/1/17	1,855	2,152
				633,499
Oklahoma (0.4%)
Grand River Dam Authority Oklahoma Revenue	5.000%	6/1/12 (4)	3,500	3,556
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	9/1/15 (14)	9,035	9,984
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/13	2,000	2,121
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/14	4,900	5,366
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/15	4,670	5,240
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.080%	2/1/12 (12)	4,310	4,310

Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.080%	2/7/12 (12)	16,465	16,465
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,546
2 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.830%	8/1/13	5,985	5,937
Oklahoma Water Resource Board Revenue	5.000%	4/1/15	8,640	9,464
				65,989
Oregon (0.4%)
Oregon Department of Administrative Services
COP	5.000%	5/1/14	3,750	4,121
Oregon Department of Administrative Services
COP	5.000%	5/1/15	4,160	4,722
Oregon Department of Administrative Services
COP	5.000%	5/1/16	3,105	3,637
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/16	2,185	2,575
1 Oregon Department of Administrative Services
Lottery Revenue TOB VRDO	0.080%	2/7/12	5,000	5,000
Oregon Department of Transportation Highway
Usertax Revenue	5.000%	11/15/14	5,880	6,615
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/16	2,600	2,938
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/17	3,090	3,556
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/18	3,500	4,092
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/14	1,000	1,106
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,655
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/15	1,000	1,145
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/16	1,700	1,916
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	11/1/16	2,000	2,333
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	5/1/12 (14)	5,000	5,057
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	10/1/18	3,000	3,621
				54,089
Pennsylvania (6.8%)
1 Abington PA School District GO TOB VRDO	0.070%	2/7/12 LOC	14,920	14,920
Allegheny County PA GO	5.000%	11/1/13	3,560	3,791
Allegheny County PA GO	5.000%	11/1/14	2,895	3,161
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	9/1/14	36,120	39,830
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	17,175	19,754

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	22,750	26,748
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/17	1,000	1,178
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/18	1,000	1,195
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.130%	8/1/13	10,000	10,001
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.080%	2/7/12	21,000	21,000
Allegheny County PA Port Authority Revenue	5.000%	3/1/17	2,350	2,741
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/18 (4)	3,000	3,525
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	12/1/18 (4)	3,685	4,362
Beaver County PA Industrial Development
Authority Pollution Control Revenue
(FirstEnergy Nuclear Generation Corp.
Project) VRDO	0.080%	2/7/12 LOC	10,600	10,600
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	5,540	5,625
Chester County PA GO	5.000%	5/15/15 (Prere.)	13,355	15,293
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/14	1,320	1,386
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.000%	1/1/16	2,700	2,918
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/12	2,970	3,039
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	1,165	1,235
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/14	3,280	3,477
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	1,140	1,222
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/15	3,440	3,687
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	1,175	1,266
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/16	3,510	3,781
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	17,000	17,419
Delaware County PA Industrial Development
Authority Resource Recovery Facility
Revenue (General Electric Capital Corp.)
VRDO	0.040%	2/7/12	1,200	1,200
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.030%	2/1/12	3,385	3,385

Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.040%	2/1/12	4,900	4,900
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.080%	2/7/12	7,800	7,800
Lancaster County PA Hospital Authority
Revenue (Lancaster General Hospital) 5.750%		9/15/13 (Prere.)	4,560	4,938
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/15	4,120	4,517
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/16	10,510	11,623
1 Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital) TOB VRDO	0.080%	2/7/12 LOC	11,010	11,010
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	5,675	5,898
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/13	1,500	1,559
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.000%	11/15/14	1,570	1,661
Montgomery County PA Industrial Development
Authority Retirement Community Revenue
(ACTS Retirement- Life Communities
Obligated Group)	5.250%	11/15/15	1,120	1,214
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,247
North Hills PA School District GO	5.250%	12/15/15 (Prere.)	5,030	5,902
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.070%	2/7/12	18,100	18,100
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	17,195	19,729
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,414
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,099
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,335
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	5,500	5,630
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 2.625%		12/3/12	11,375	11,543
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT 3.700%		5/1/15	7,000	7,343

Pennsylvania GO	5.500%	2/1/12	20,950	20,950
Pennsylvania GO	5.000%	8/1/12	20,705	21,208
Pennsylvania GO	5.500%	1/1/13	10,000	10,484
Pennsylvania GO	5.000%	2/15/14	6,000	6,567
Pennsylvania GO	5.000%	4/15/14	16,300	17,955
Pennsylvania GO	5.000%	7/1/14	27,300	30,310
Pennsylvania GO	4.000%	7/15/14	15,070	16,388
Pennsylvania GO	5.000%	9/1/14 (4)	43,500	48,602
Pennsylvania GO	5.000%	3/1/15	20,000	22,733
Pennsylvania GO	5.250%	7/1/15	28,630	33,168
Pennsylvania GO	5.000%	2/15/16	12,105	14,195
Pennsylvania GO	5.000%	7/1/16	5,355	6,357
Pennsylvania GO	5.000%	7/1/17	4,155	5,060
Pennsylvania GO	5.000%	7/15/17	15,005	18,290
1 Pennsylvania GO TOB VRDO	0.080%	2/7/12	4,400	4,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/17	4,655	5,566
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Presbyterian Medical
Center) TOB VRDO	0.080%	2/7/12	7,200	7,200
1 Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania) TOB VRDO	0.080%	2/7/12	4,740	4,740
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/14 (2)	9,610	10,557
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/16	3,735	4,299
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/17	9,740	11,506
Pennsylvania Housing Finance Agency Rental
Housing Revenue (Section 8 Assisted) VRDO	0.070%	2/7/12	9,595	9,595
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.000%	7/1/13	5,630	5,957
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/16 (2)	14,290	14,718
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/16	3,000	3,531
Pennsylvania State University Revenue VRDO	0.060%	2/7/12	10,600	10,600
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.080%	2/7/12 (4)	13,180	13,180
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15 (12)	1,055	1,191
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/15	5,500	6,123
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16 (12)	5,170	5,975
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/16	6,680	7,611
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/17	3,515	4,116
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/18	3,240	3,828
Pennsylvania Turnpike Commission Revenue
VRDO	0.070%	2/7/12	24,408	24,408
Pennsylvania Turnpike Commission Revenue
VRDO	0.080%	2/7/12	14,193	14,193
Pennsylvania Turnpike Commission Revenue
VRDO	0.090%	2/7/12 (4)	12,600	12,600

Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/14	2,355	2,570
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/15	4,570	5,112
Philadelphia PA Gas Works Revenue	5.000%	8/1/13	3,260	3,437
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,202
Philadelphia PA Gas Works Revenue VRDO	0.060%	2/7/12 LOC	10,600	10,600
Philadelphia PA GO	5.000%	8/1/13 (4)	19,000	20,053
Philadelphia PA GO	5.125%	8/1/13 (11)	6,050	6,382
Philadelphia PA GO	5.000%	8/1/14 (4)	20,385	22,166
Philadelphia PA School District GO	5.500%	2/1/12 (Prere.)	6,200	6,200
Philadelphia PA School District GO	5.625%	8/1/12 (Prere.)	10,235	10,513
Philadelphia PA Water & Waste Water Revenue	5.250%	12/15/14 (2)	7,100	7,955
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/15 (ETM)	1,500	1,735
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	20,000	23,047
1 Philadelphia PA Water & Waste Water Revenue
TOB VRDO	0.080%	2/7/12 (4)	1,535	1,535
Pittsburgh PA GO	5.500%	3/1/12 (Prere.)	5,330	5,354
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/13	6,265	6,617
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/14	5,470	5,967
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.500%	6/1/15	5,000	5,660
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.160%	2/7/12	10,000	10,000
State Public School Building Authority
Pennsylvania School Revenue (Daniel Boone
School District Project)	5.000%	4/1/13 (Prere.)	10,000	10,537
State Public School Building Authority
Pennsylvania School Revenue (Philadelphia
School District Project)	5.000%	6/1/13 (Prere.)	30,800	32,745
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/15	1,440	1,520
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/16	2,010	2,218
				1,037,487
Puerto Rico (0.3%)
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/12	4,510	4,585
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/13	4,000	4,212
Puerto Rico GO PUT	5.000%	7/1/12	16,000	16,210
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/12 (2)	3,000	3,048
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	23,265	23,265
				51,320
Rhode Island (0.0%)
Rhode Island & Providence Plantations GO	5.000%	11/15/16 (14)	2,000	2,372

South Carolina (1.5%)
Charleston County SC GO	5.000%	11/1/17	1,045	1,290
Charleston County SC GO	5.000%	11/1/17	6,485	8,008
Charleston County SC GO	5.000%	11/1/18	7,085	8,897

1 Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project) TOB
VRDO	0.080%	2/7/12	24,750	24,750
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.060%	2/7/12	18,000	18,000
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/13	8,575	9,002
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/14	9,355	10,150
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/15	7,380	8,220
Greenville County SC School District GO	5.500%	12/1/16	13,450	16,128
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.070%	2/7/12	7,440	7,440
1 Greenwood SC Metropolitan Sewer System
Revenue TOB VRDO	0.180%	2/7/12 (4)	5,625	5,625
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/17	2,660	3,132
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/18	1,345	1,600
Oconee County SC Pollution Control Facilities
Revenue (Duke Energy Carolinas Project)	3.600%	2/1/17	15,000	16,429
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	8,100	9,231
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/17	7,225	8,397
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/16	2,000	2,254
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/17	2,320	2,659
South Carolina Ports Authority Revenue	5.000%	7/1/17	1,535	1,784
South Carolina Public Service Authority
Revenue	5.000%	1/1/16	5,000	5,812
South Carolina Public Service Authority
Revenue	5.000%	1/1/17	2,000	2,391
South Carolina Public Service Authority
Revenue	5.000%	12/1/17	6,035	7,367
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,912
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/16	17,940	20,918
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.130%	2/7/12 (12)	20,200	20,200
Tobacco Settlement Revenue (Authority of
South Carolina Tobacco Settlement)	5.000%	6/1/18	1,735	1,737
				226,333
South Dakota (0.0%)
South Dakota Building Authority Revenue	5.000%	12/1/12 (2)	3,005	3,124

Tennessee (3.0%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/14	1,500	1,613
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/15	1,390	1,533

Knox County TN Health Educational & Housing
Facilities Board Hospital Facilities Revenue
(Covenant Healthcare) VRDO	0.090%	2/7/12 LOC	19,800	19,800
Memphis TN Electric System Revenue	5.000%	12/1/16	44,095	52,675
Memphis TN Electric System Revenue	5.000%	12/1/17	12,500	15,266
Memphis TN GO	5.000%	10/1/17	2,500	3,053
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/14 (13)	6,345	7,077
Metropolitan Government of Nashville &
Davidson County TN Electric Revenue	5.500%	5/15/16 (13)	5,675	6,813
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/17	10,000	12,142
3 Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/19	25,130	31,391
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University)	5.000%	10/1/14	15,000	16,794
3 Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/18	5,000	6,094
3 Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/19	6,070	7,465
Murfreesboro TN GO	5.000%	6/1/14	3,900	4,313
Shelby County TN GO	5.000%	4/1/13 (ETM)	800	844
Shelby County TN GO	5.000%	4/1/13	3,200	3,378
Shelby County TN GO	5.000%	4/1/14 (ETM)	200	220
Shelby County TN GO	5.000%	4/1/14	800	880
Shelby County TN GO VRDO	0.060%	2/7/12	102,800	102,800
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/16	6,925	8,002
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,500	4,731
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare) VRDO	0.080%	2/7/12 (12)	56,000	56,000
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/12	2,300	2,346
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/13	3,600	3,831
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/14	4,805	5,303
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/15	5,390	6,138
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/16	2,500	2,935
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/12	10,000	10,290
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/13	28,000	29,223

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	9,000	9,699
Tennessee GO	5.000%	5/1/14	2,825	3,118
Tennessee GO	5.000%	5/1/16	3,200	3,786
Tennessee GO	5.000%	8/1/18	5,185	6,493
Tennessee GO	5.000%	10/1/18	3,730	4,687
				450,733
Texas (8.2%)
Austin TX GO	4.250%	9/1/16	2,480	2,870
Austin TX GO	5.000%	9/1/17	3,250	3,965
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/19	1,000	1,256
Board of Regents of the University of Texas
System Revenue Financing System Revenue
CP	5.250%	8/15/14	2,855	3,198
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/17	570	621
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/18	1,450	1,587
Dallas TX GO	5.000%	2/15/12	26,935	26,986
Dallas TX GO	5.000%	2/15/16	4,000	4,679
Dallas TX GO	5.000%	2/15/17	8,880	10,679
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/17	3,105	3,815
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/14	3,000	3,326
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/16	4,000	4,674
Denton TX Independent School District GO
VRDO	0.080%	2/7/12	5,600	5,600
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,582
El Paso TX Water & Sewer Revenue	5.000%	3/1/14 (4)	2,175	2,379
El Paso TX Water & Sewer Revenue	5.000%	3/1/15 (4)	1,500	1,697
3 El Paso TX Water & Sewer Revenue	5.000%	3/1/18	1,000	1,215
Fort Worth TX GO	5.000%	3/1/18	4,375	5,365
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/18	4,100	5,023
Frisco TX GO	5.000%	2/15/17	3,000	3,603
Frisco TX GO	5.000%	2/15/18	3,325	4,061
Frisco TX Independent School District GO	5.000%	8/15/17	2,350	2,870
1 Galveston County TX GO TOB VRDO	0.080%	2/7/12	18,740	18,740
Garland TX GO	5.250%	2/15/12 (4)	2,500	2,505
Garland TX Independent School District GO	5.000%	2/15/12	4,210	4,218
Grapevine-Colleyville TX Independent School
District School Building GO PUT	4.000%	8/1/12	25,980	26,429
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,012
1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Children's
Hospital Project) TOB VRDO	0.080%	2/7/12	8,195	8,195
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/13	15,000	16,271
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/14	11,000	12,341

Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	6,530	7,486
Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.060%	2/1/12 LOC	1,550	1,550
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	500	541
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/16	1,000	1,190
Harris County TX Flood Control District GO	5.250%	10/1/14 (Prere.)	8,360	9,389
Harris County TX Flood Control District GO	5.250%	10/1/18	2,000	2,509
Harris County TX GO	6.000%	8/1/13 (14)	21,795	23,650
Harris County TX GO	5.000%	10/1/15	2,000	2,317
Harris County TX GO	5.000%	10/1/16	4,500	5,372
Harris County TX GO	5.000%	10/1/17	6,775	8,282
Harris County TX GO	5.000%	10/1/18	4,805	5,962
1 Harris County TX GO TOB VRDO	0.080%	2/7/12	8,155	8,155
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.070%	2/1/12	8,000	8,000
1 Harris County TX Health Facilities Development
Corp. Thermal Utility Revenue TOB VRDO	0.110%	2/7/12 (12)	5,060	5,060
Harris County TX Toll Road Revenue	5.000%	8/15/16	5,000	5,867
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	24,250	24,856
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,158
Houston TX Airport System Revenue	5.000%	7/1/16	1,000	1,152
Houston TX Airport System Revenue	5.000%	7/1/17	1,500	1,762
Houston TX Airport System Revenue	5.000%	7/1/18	1,720	2,045
1 Houston TX Airport System Revenue TOB
VRDO	0.080%	2/7/12	13,360	13,360
Houston TX Community College GO	5.000%	2/15/18	2,500	3,060
Houston TX Community College GO	5.000%	2/15/19	2,860	3,550
1 Houston TX Community College GO TOB
VRDO	0.180%	2/7/12 (4)	4,095	4,095
Houston TX GO	5.500%	3/1/16	6,905	8,211
Houston TX Independent School District GO	0.000%	2/15/12	5,535	5,535
Houston TX Independent School District GO	5.000%	2/15/13	9,000	9,448
Houston TX Independent School District GO
PUT	0.572%	3/27/12	15,000	15,003
Houston TX Utility System Revenue	5.000%	11/15/12 (4)	4,270	4,432
Houston TX Utility System Revenue	5.000%	11/15/14	5,385	6,056
Houston TX Utility System Revenue	5.000%	11/15/15	5,000	5,813
Houston TX Utility System Revenue	5.250%	5/15/16 (14)	10,000	10,987
Houston TX Utility System Revenue	5.000%	11/15/16	1,855	2,219
Houston TX Utility System Revenue	5.000%	11/15/17	13,500	16,522
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,600	16,835
Houston TX Utility System Revenue	5.000%	11/15/18	2,500	3,096
Lewisville TX Independent School District GO	5.000%	8/15/13	8,225	8,824
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14 (ETM)	5	5
Lower Colorado River Authority Texas Revenue	5.000%	5/15/14	8,995	9,862
Lower Colorado River Authority Texas Revenue	5.000%	5/15/16	1,300	1,515
Lower Colorado River Authority Texas Revenue	5.000%	5/15/17	1,710	2,044
Lower Colorado River Authority Texas Revenue	5.875%	5/15/17 (2)	9,895	9,936

Lubbock TX Electric Light & Power System
Revenue	5.000%	4/15/16	2,000	2,320
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/16	2,740	3,122
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/17	3,310	3,848
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/18	1,765	2,062
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Waste
Management Inc. Project) PUT	3.750%	5/1/15	8,500	9,028
North Texas Tollway Authority System Revenue	4.000%	9/1/16	1,000	1,125
North Texas Tollway Authority System Revenue	4.000%	9/1/17	1,725	1,972
North Texas Tollway Authority System Revenue	5.000%	9/1/17	1,480	1,771
North Texas Tollway Authority System Revenue	5.000%	1/1/19	4,000	4,687
North Texas Tollway Authority System Revenue	5.000%	1/1/20	5,000	5,881
North Texas Tollway Authority System Revenue
(Dallas North Tollway)	5.000%	1/1/15 (Prere.)	10,000	11,236
North Texas Tollway Authority System Revenue
PUT	5.000%	1/1/13	31,190	32,305
Northside TX Independent School District GO
PUT	0.950%	8/1/13	10,000	10,083
Northside TX Independent School District GO
PUT	1.350%	6/1/14	14,800	15,030
Northside TX Independent School District GO
PUT	1.900%	8/1/14	15,500	15,972
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/13	24,325	25,781
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/14	12,360	13,302
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/16	7,790	8,363
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	12,000	12,613
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/14	10,115	11,046
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,844
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	7,210	8,242
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.080%	2/7/12	9,020	9,020
San Antonio TX GO	5.000%	2/1/17	4,135	5,002
San Antonio TX GO	5.000%	8/1/17	1,070	1,311
San Antonio TX GO	5.000%	8/1/18	1,000	1,245
San Antonio TX GO PUT	1.150%	12/3/12	17,900	17,951
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/14	1,000	1,117
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/16 (2)	2,000	2,377
Spring Branch TX Independent School District
GO	5.000%	2/1/13	3,000	3,144
Spring Branch TX Independent School District
GO	5.000%	2/1/14	3,635	3,975

Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/15	2,905	3,238
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/16	1,310	1,492
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/17	2,000	2,322
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/15	7,730	8,465
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/16	8,130	8,993
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/12	3,500	3,506
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/13	1,835	1,913
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,000	5,303
Texas GO	5.000%	10/1/17	7,500	9,215
Texas GO	5.000%	10/1/18	7,500	9,355
1 Texas GO TOB PUT	0.201%	3/9/12	25,000	25,000
1 Texas GO TOB VRDO	0.080%	2/1/12	38,605	38,605
1 Texas GO TOB VRDO	0.080%	2/7/12	15,000	15,000
1 Texas GO TOB VRDO	0.080%	2/7/12	35,000	35,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/12	5,000	5,165
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.000%	12/15/13	1,000	1,055
2 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.550%	9/15/17	8,740	8,369
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	38,985	42,804
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/18	1,865	2,111
Texas State University System Revenue	5.000%	3/15/12	2,380	2,394
Texas State University System Revenue	5.000%	3/15/15	7,005	7,941
Texas Tech University System Revenue
Financing System Revenue	4.000%	2/15/13	3,000	3,116
Texas Tech University System Revenue
Financing System Revenue	3.000%	2/15/14	5,000	5,266
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/15	4,000	4,533
3 Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/17	2,115	2,574
3 Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/18	3,065	3,788
3 Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/19	3,040	3,792
3 Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/20	5,000	6,311
Texas TRAN	2.500%	8/30/12	60,000	60,818
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	20,000	20,256

1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.070%	2/7/12	1,000	1,000
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.080%	2/7/12	20,410	20,410
Texas Transportation Commission Revenue	5.000%	4/1/12	9,605	9,682
Texas Transportation Commission Revenue	5.000%	4/1/13	12,000	12,660
Texas Transportation Commission Revenue	5.000%	4/1/14	27,410	30,124
Texas Transportation Commission Revenue	5.000%	4/1/17	1,845	2,229
1 Texas University System Revenue Financing
System Revenue TOB VRDO	0.080%	2/7/12	4,995	4,995
Texas Water Development Board Revenue	5.000%	7/15/13	5,275	5,641
Texas Water Development Board Revenue	5.000%	7/15/13	1,375	1,470
Texas Water Development Board Revenue	5.000%	7/15/16	6,330	7,542
University of Houston Texas Revenue	4.000%	2/15/13	2,000	2,077
University of Texas Permanent University Fund
Revenue	5.250%	8/15/16	10,090	12,052
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,325	1,476
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/14	1,775	1,977
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/17	25,135	30,610
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.070%	2/7/12	14,580	14,580
				1,253,473
Utah (0.6%)
Alpine UT School District GO	5.000%	3/15/17	4,320	5,221
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/13	7,590	8,050
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/14	5,000	5,481
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/15	17,270	19,805
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/17	1,300	1,546
Utah Board of Regents Student Loan Revenue	4.000%	11/1/16	10,000	11,385
Utah GO	5.000%	7/1/17	10,000	12,249
Utah GO	5.000%	7/1/18	19,000	23,725
Utah GO	5.000%	7/1/18	3,000	3,746
Utah Transit Authority Sales Tax Revenue	5.000%	12/15/12 (Prere.)	4,425	4,610
				95,818
Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/15	5,000	5,438
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/16	8,000	8,853
				14,291
Virginia (2.0%)
Arlington County VA Industrial Development
Authority Hospital Revenue (Virginia Hospital
Center Arlington Health System)	5.000%	7/1/16	3,755	4,249
Chesapeake VA Economic Development
Authority Pollution Control Revenue (Virginia
Electric & Power Co. Project) PUT	3.600%	2/1/13	5,000	5,122
Clarke County VA Industrial Development
Authority Hospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.130%	2/7/12 (4)	10,850	10,850

Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/17	2,480	2,983
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/18	4,255	5,179
3 Fairfax County VA Public Improvement GO	5.000%	4/1/18	10,885	13,527
3 Fairfax County VA Public Improvement GO	5.000%	4/1/19	10,885	13,750
Fairfax County VA Water Authority Revenue	5.000%	4/1/14 (Prere.)	21,535	23,670
Loudoun County VA GO	5.000%	12/1/18	3,435	4,318
Norfolk VA GO	5.000%	3/1/15	5,910	6,710
Norfolk VA GO	5.000%	3/1/16	4,000	4,691
3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/19	5,015	5,948
3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/20	1,460	1,743
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	5,000	5,805
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/15	2,825	3,255
Virginia Beach VA Public Improvement Revenue	5.000%	7/15/16	6,905	8,221
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/14	1,350	1,475
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/16	3,090	3,610
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	3,135	3,368
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/13	5,205	5,591
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/14	2,000	2,233
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	2,400	2,768
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/15	7,330	8,453
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/16	500	593
Virginia GO	5.000%	6/1/14	8,750	9,685
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/15	4,115	4,732
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	12,550	15,268
Virginia Public Building Authority Revenue	5.000%	8/1/13	5,000	5,344
Virginia Public Building Authority Revenue	5.000%	8/1/14	8,000	8,883
Virginia Public School Authority Revenue	4.000%	8/1/12	3,605	3,676
Virginia Public School Authority Revenue	5.000%	8/1/13	7,655	8,199
Virginia Public School Authority Revenue	5.000%	8/1/14	3,815	4,250
Virginia Public School Authority Revenue	5.250%	8/1/14	3,000	3,359

Virginia Public School Authority Revenue	5.000%	8/1/15	15,000	17,300
Virginia Public School Authority Revenue	5.000%	8/1/15	1,500	1,730
Virginia Public School Authority Revenue	5.000%	8/1/16	1,570	1,868
Virginia Public School Authority Revenue	5.000%	8/1/16	5,810	6,914
Virginia Public School Authority Revenue	5.000%	8/1/16	32,000	38,082
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,500	3,751
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,580
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	6,750	7,152
				303,885
Washington (3.0%)
1 Bellevue WA GO TOB VRDO	0.080%	2/7/12	17,870	17,870
Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue	5.000%	11/1/14 (2)	8,125	9,113
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,661
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/12	2,500	2,550
3 Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/17	14,000	16,680
Energy Northwest Washington Electric Revenue
(Project No. 1)	5.500%	7/1/17 (14)	8,000	8,166
Energy Northwest Washington Electric Revenue
(Project No. 1)	6.000%	7/1/17 (14)	7,300	7,467
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	6,000	6,887
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/15	8,450	9,699
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/16	24,000	28,400
Energy Northwest Washington Electric Revenue
(Project No. 3)	6.000%	7/1/16 (2)	9,000	9,209
Energy Northwest Washington Electric Revenue
(Project No. 3)	6.000%	7/1/16 (4)	10,000	10,232
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/17	20,000	24,249
King County WA Sewer Revenue	5.000%	1/1/19	12,835	15,899
1 King County WA Sewer Revenue TOB VRDO	0.080%	2/7/12	21,390	21,390
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	4,000	4,737
Port of Seattle WA Revenue	5.000%	3/1/12 (4)	5,000	5,020
Seattle WA Municipal Light & Power Revenue	5.000%	2/1/16	3,500	4,089
Seattle WA Water System Revenue	5.000%	2/1/15 (4)	4,725	5,348
Tacoma WA Electric System Revenue	5.000%	1/1/13 (4)	10,485	10,932
Tacoma WA Electric System Revenue	5.000%	1/1/14 (4)	25,720	27,915
Thurston County Washington School District GO	5.000%	6/1/13 (Prere.)	7,100	7,548
University of Washington Revenue	5.000%	4/1/17	6,880	8,312
University of Washington Revenue	5.000%	4/1/18	7,225	8,880
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	7,500	7,556
Washington GO	5.000%	7/1/12 (2)	11,530	11,763
Washington GO	5.000%	2/1/13	5,290	5,541

Washington GO	5.000%	7/1/13 (4)	4,890	5,216
Washington GO	5.000%	1/1/14	19,395	21,112
Washington GO	5.000%	2/1/14	11,105	12,127
Washington GO	5.000%	7/1/15 (2)	2,400	2,757
Washington GO	5.700%	10/1/15	5,150	5,665
Washington GO	5.000%	1/1/16	20,000	23,325
Washington GO	5.000%	1/1/16	5,285	6,164
Washington GO	5.000%	2/1/16	13,040	15,250
Washington GO	5.000%	2/1/16	3,995	4,672
Washington GO	5.000%	7/1/17	5,000	6,077
Washington GO	5.000%	8/1/17	11,175	13,609
Washington GO	5.000%	7/1/18	21,220	26,208
1 Washington GO TOB VRDO	0.080%	2/7/12	4,000	4,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/15	2,500	2,734
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/16	2,500	2,773
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/13	1,205	1,282
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/14	1,340	1,462
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/16	1,300	1,503
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/17	1,360	1,611
Washington Health Care Facilities Authority
Revenue (Southwest Washington Medical
Center) VRDO	0.100%	2/7/12 LOC	6,640	6,640
				461,300
West Virginia (0.5%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,049
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/12	4,970	5,107
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,650	4,981
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/14	9,265	10,286
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/15	7,150	8,185
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	6,000	6,305
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	15,000	15,569
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/15	3,070	3,348
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	4.125%	9/1/16	1,755	1,872
West Virginia University Revenue	5.000%	10/1/18	1,300	1,583
2 West Virginia University Revenue PUT	0.730%	10/1/14	10,000	10,000
				77,285

Wisconsin (1.7%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.000%	6/1/12 (Prere.)	5,000	5,096
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	3,060	3,120
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/16	3,125	3,713
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/17	3,370	4,119
Madison WI Metropolitan School District
Revenue TOB VRDO	0.080%	2/1/12	10,000	10,000
Wisconsin Annual Appropriation Revenue	5.000%	5/1/16	6,575	7,709
Wisconsin GO	5.000%	5/1/12 (14)	15,775	15,967
Wisconsin GO	5.000%	5/1/13	5,000	5,295
Wisconsin GO	5.250%	5/1/13	16,810	17,855
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,515
Wisconsin GO	5.000%	5/1/16	13,870	16,352
Wisconsin GO	5.000%	5/1/16	10,530	12,415
Wisconsin GO	5.000%	5/1/16 (14)	11,240	12,325
Wisconsin GO	5.000%	5/1/17	6,000	7,263
Wisconsin GO	5.000%	5/1/17	8,100	9,806
Wisconsin GO	5.000%	11/1/17	4,500	5,511
Wisconsin GO	5.000%	11/1/18	11,000	13,668
Wisconsin GO	5.000%	5/1/19	12,955	16,143
Wisconsin GO	5.000%	11/1/19	3,100	3,896
Wisconsin GO	5.000%	11/1/20	7,400	9,409
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/14	1,035	1,109
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,495	1,653
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/16	1,100	1,237
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/16	7,500	8,479
3 Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,000	1,146
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	5,025	5,759
3 Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/19	1,160	1,342
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	2,000	2,146
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	5.125%	8/15/16	10,390	11,673
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/14 (4)	5,000	5,434
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/1/15 (4)	2,000	2,232
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/16	10,000	11,738
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/14 (4)	4,145	4,571
Wisconsin Public Power System Power Supply
System Revenue	5.000%	7/1/15 (4)	11,390	12,958

Wisconsin Transportation Revenue	5.000%	7/1/12	1,000	1,020
Wisconsin Transportation Revenue	5.000%	7/1/13	1,100	1,173
Wisconsin Transportation Revenue	5.000%	7/1/15	2,100	2,414
				261,261
Total Tax-Exempt Municipal Bonds (Cost $14,607,293)				15,144,389
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.9%)
Money Market Fund (1.9%)
5 Vanguard Municipal Cash Management Fund
(Cost $287,482)	0.063%		287,481,871	287,482

Total Investments (101.1%) (Cost $14,894,775)				15,431,871
Other Assets and Liabilities-Net (-1.1%)				(163,747)
Net Assets (100%)				15,268,124

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $985,882,000, representing 6.5% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2012.
4 Securities with a value of $1,814,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
ARS—Auction Rate Security.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CP—Commercial Paper.
GAN—Grant Anticipation Note.
GO—General Obligation Bond.
PUT—Put Option Obligation.
RAN—Revenue Anticipation Note.
TAN—Tax Anticipation Note.
TOB—Tender Option Bond.
TRAN—Tax Revenue Anticipation Note.
VRDO—Variable Rate Demand Obligation.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.

Limited-Term Tax-Exempt Fund

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Limited-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	15,144,389	—
Temporary Cash Investments	287,482	—	—
Futures Contracts—Assets[1]	14	—	—
Total	287,496	15,144,389	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2012	(468)	(61,893)	14

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2012, the cost of investment securities for tax purposes was $14,908,078,000. Net unrealized appreciation of investment securities for tax purposes was $523,793,000, consisting of unrealized gains of $525,351,000 on securities that had risen in value since their purchase and $1,558,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Short-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2012

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.6%)
Alabama (1.3%)
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	5/1/12	3,500	3,542
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	5/1/12	4,000	4,048
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	12/1/12	21,510	22,364
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	5/1/13	11,760	12,441
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	5/1/13	7,500	7,934
	Alabama Public School & College Authority
	Capital Improvement Revenue	5.000%	5/1/14	8,000	8,807
1	Alabama Public School & College Authority
	Capital Improvement Revenue TOB VRDO	0.140%	2/7/12	12,360	12,360
1	Alabama Special Care Facilities Financing
	Authority Birmingham Revenue (Ascension
	Health Credit Group) TOB VRDO	0.080%	2/7/12	6,975	6,975
	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.950%	5/15/12	18,500	18,514
	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.950%	6/1/12	9,200	9,201
3	Chatom AL Industrial Development Board Gulf
	Opportunity Zone Revenue (Powersouth
	Energy Cooperative Projects) PUT	0.750%	8/1/37	5,925	5,925
	Mobile AL Infirmary Health System Special Care
	Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/12	1,000	1,000
	Mobile AL Infirmary Health System Special Care
	Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/13	1,715	1,776
	Mobile AL Infirmary Health System Special Care
	Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/14	4,155	4,400
	Mobile AL Infirmary Health System Special Care
	Facilities Financing Authority Revenue
	(Infirmary Health System Inc.)	5.000%	2/1/15	1,615	1,749
1,2,3University of Alabama at Birmingham Highlands
	Health Care Authority Health System
	Revenue	0.830%	10/1/12	23,000	23,000
					144,036
Alaska (0.5%)
	Alaska Housing Finance Corp. Home Mortgage
	Revenue VRDO	0.060%	2/7/12	25,870	25,870
	Alaska Industrial Development & Export
	Authority Revenue	5.000%	4/1/12	1,800	1,813

Alaska Industrial Development & Export
Authority Revenue	5.000%	4/1/15	3,000	3,351
Anchorage AK GO	5.500%	7/1/12 (Prere.)	5,680	5,806
North Slope Borough AK GO	5.000%	6/30/12	1,750	1,785
North Slope Borough AK GO	5.000%	6/30/13	1,500	1,596
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	2,000	2,251
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	10,000	11,253
				53,725
Arizona (1.3%)
Arizona Board Regents Arizona State University
System Revenue VRDO	0.060%	2/7/12 LOC	10,510	10,510
Arizona COP	5.000%	10/1/12 (4)	1,000	1,029
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/16	5,000	5,692
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.100%	2/7/12	8,840	8,840
Arizona School Facilities Board COP	5.000%	9/1/14 (14)	5,975	6,486
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/12	5,000	5,101
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	5,000	5,332
1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.080%	2/7/12	7,260	7,260
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/13	1,105	1,191
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West) PUT	5.000%	7/2/12	2,000	2,037
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	4.000%	7/1/12	4,985	5,061
1 Mesa AZ Utility System Revenue TOB VRDO	0.090%	2/7/12 (4)	7,500	7,500
1 Mesa AZ Utility System Revenue TOB VRDO	0.090%	2/7/12 (4)	8,250	8,250
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.180%	2/7/12	8,990	8,990
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.230%	2/7/12	4,000	4,000
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.080%	2/7/12	4,500	4,500
Pima County AZ Sewer Revenue	4.000%	7/1/14	1,500	1,610
Pima County AZ Sewer Revenue	5.000%	7/1/15	1,250	1,410
Pima County AZ Sewer Revenue	5.000%	7/1/16	2,000	2,317
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.080%	2/7/12	1,750	1,750
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.080%	2/7/12	15,910	15,910
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	3.000%	10/1/13	780	806
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	4.000%	10/1/14	1,175	1,260

Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/15	1,750	1,969
Yavapai County AZ Industrial Development
Authority Hospital Facility Revenue (Northern
Arizona Healthcare System)	5.000%	10/1/16	2,120	2,431
Yavapai County AZ Industrial Development
Authority Solid Waste Disposal Revenue
(Republic Services Inc.) PUT	0.750%	3/1/12	25,000	25,001
				146,243
California (9.3%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Valley Christian Schools)
VRDO	0.080%	2/7/12 LOC	21,600	21,600
1 California Department of Veteran Affairs
Revenue TOB VRDO	0.130%	2/7/12	7,845	7,845
California Department of Water Resources
Power Supply Revenue	3.000%	5/1/12	6,535	6,581
California Department of Water Resources
Power Supply Revenue	4.000%	5/1/12	2,000	2,019
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/12	22,130	22,398
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	35,000	35,861
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/14	15,000	16,535
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/15	13,750	15,681
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	14,500	17,011
California Economic Recovery Bonds GO	5.250%	7/1/13	2,500	2,669
California Economic Recovery Bonds GO	5.250%	7/1/13 (ETM)	975	1,044
California Economic Recovery Bonds GO	5.250%	7/1/13 (14)	1,025	1,094
California Economic Recovery Bonds GO	5.250%	7/1/14 (14)	10,700	11,897
California GO	5.000%	3/1/13	2,500	2,622
California GO	5.000%	4/1/13	2,205	2,320
California GO	5.000%	6/1/13	2,025	2,145
California GO	4.000%	11/1/14	2,650	2,878
California GO	5.000%	11/1/15	1,600	1,837
California GO	5.000%	9/1/16	8,000	9,405
California GO	5.000%	9/1/16	1,465	1,722
California GO	5.000%	10/1/16	12,070	14,225
California GO	5.000%	9/1/17	4,250	5,110
California GO	5.000%	10/1/17	35,000	42,158
1 California GO TOB VRDO	0.230%	2/7/12 (4)	15,925	15,925
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	12,000	12,225
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/2/12	15,240	15,526
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	17,670	19,438
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	3.000%	8/15/13	2,000	2,066
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	4.000%	8/15/14	1,500	1,610
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/15	2,000	2,252

California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	8/15/16	3,000	3,461
California Health Facilities Financing Authority
Revenue (St. Joseph Health System) PUT	5.000%	10/16/14	15,300	16,791
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.080%	2/7/12	22,685	22,685
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.080%	2/7/12	20,885	20,885
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	2,500	2,693
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	20,400	20,920
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.580%	4/1/14	34,200	34,200
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/13	2,000	2,056
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/13	1,160	1,193
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/14	1,845	1,970
California Municipal Finance Authority Revenue
(University of La Verne)	5.000%	6/1/15	2,120	2,302
California Municipal Finance Authority Solid
Waste Revenue (Republic Services Inc.
Project) PUT	0.650%	4/2/12	20,125	20,126
California Pollution Control Financing Authority
Environmental Improvement Revenue (BP
West Coast Products LLC Project) PUT	2.600%	9/2/14	4,000	4,133
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/12	5,000	5,073
California Public Works Board Lease Revenue
(Department of Corrections)	2.000%	10/1/12	4,790	4,832
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/16	1,500	1,718
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/14	8,375	8,970
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	11/1/14	4,000	4,399
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/15	3,000	3,265
California Public Works Board Lease Revenue
(Various Capital Projects)	4.000%	10/1/16	3,070	3,367
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/13	5,000	5,245
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/14	10,000	10,865
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	74,000	78,402
California Statewide Communities Development
Authority Revenue (Redlands Community
Hospital) VRDO	0.040%	2/7/12 LOC	2,900	2,900

Central Valley CA Financing Authority
Cogeneration Project Revenue (Carson Ice-
Gen Project)	4.000%	7/1/12	650	659
1 Desert CA Community College District GO TOB
VRDO	0.080%	2/7/12	14,340	14,340
1 East Bay CA Municipal Utility District Waste
Water System Revenue TOB VRDO	0.080%	2/7/12	10,475	10,475
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.060%	2/7/12	15,850	15,850
Fontana CA Unified School District BAN	4.000%	12/1/12	20,000	20,560
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,119
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	11,500	12,298
Golden State Tobacco Securitization Corp.
California	5.500%	6/1/13 (Prere.)	44,730	47,835
Golden State Tobacco Securitization Corp.
California	5.625%	6/1/13 (Prere.)	5,000	5,355
Golden State Tobacco Securitization Corp.
California	6.625%	6/1/13 (Prere.)	3,000	3,247
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	19,490	21,126
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/33 (Prere.)	15,485	16,504
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.100%	2/7/12	15,295	15,295
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.140%	2/7/12	18,455	18,455
Los Angeles CA Unified School District GO	4.000%	7/1/14	13,000	14,085
1 Los Angeles CA Unified School District GO TOB
VRDO	0.080%	2/7/12	6,700	6,700
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/12	5,500	5,612
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/14	6,000	6,671
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/15	10,850	12,223
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,958
2 Metropolitan Water District of Southern
California Revenue PUT	0.230%	6/1/13	5,000	5,000
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.080%	2/7/12 (13)	6,605	6,605
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/14	1,000	1,097
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/15	1,000	1,129
Modesto CA Irrigation District Electric Revenue	5.000%	7/1/16	3,100	3,586
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/13	2,500	2,606
Northern California Power Agency Revenue
(Hydroelectric Project)	4.000%	7/1/14	1,000	1,069
Orange County CA Airport Revenue	3.000%	7/1/13	1,670	1,725
1 Peralta CA Community College District Revenue
TOB VRDO	0.080%	2/7/12 (4)	7,715	7,715
1 Peralta CA Community College District Revenue
TOB VRDO	0.160%	2/7/12 (4)	15,000	15,000
Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/12	500	509

Sacramento CA Cogeneration Authority
Revenue	5.000%	7/1/14	600	657
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/13	6,000	6,318
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/14	3,205	3,455
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/15	2,965	3,249
San Bernardino County CA Transportation
Authority Sales Tax RAN	5.000%	5/1/12	15,000	15,178
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/14	6,000	6,588
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15 (4)	5,000	5,645
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/15	4,435	5,004
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/16	21,100	24,510
San Francisco CA City & County International
Airport Revenue PUT	2.250%	12/4/12	29,755	30,152
1 San Jose CA Financing Authority Lease
Revenue TOB VRDO	0.080%	2/7/12 (13)	5,000	5,000
Southern California Public Power Authority
Revenue (Transmission Project) VRDO	0.040%	2/7/12 (4)	43,000	43,000
Tuolumne CA Wind Project Authority Revenue	4.000%	1/1/13	2,375	2,444
				1,056,758
Colorado (2.6%)
Broomfield CO City & County COP	5.000%	12/1/15	5,790	6,593
Colorado Department of Transportation RAN	5.250%	6/15/12 (14)	21,350	21,752
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	2.000%	2/1/13	18,250	18,530
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	7/1/13	4,000	4,256
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/8/12	4,375	4,534
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.000%	11/12/13	12,000	12,939
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13 (Prere.)	1,010	1,097
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) PUT	5.250%	11/12/13	6,990	7,576
1 Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) TOB VRDO	0.100%	2/7/12	10,000	10,000
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	1,605	1,668
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	5,165	5,366
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	3,510	3,764
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	8,615	9,238

Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	1,945	2,156
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/15	3,500	3,880
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	2/7/12	42,800	42,800
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	2/7/12	19,850	19,850
Denver CO City & County Airport Revenue	0.585%	2/3/12 (12)	7,450	7,450
Denver CO City & County Airport Revenue	0.480%	2/7/12 (12)	17,175	17,175
Denver CO City & County Airport Revenue	0.510%	2/1/12 (12)	14,000	14,000
Denver CO City & County Airport Revenue	0.585%	2/2/12 (12)	9,525	9,525
Denver CO City & County Airport Revenue	6.000%	11/15/13 (14)	5,000	5,465
2 E-470 Public Highway Authority Colorado
Revenue PUT	2.800%	9/14/14	17,065	17,070
1 Jefferson County CO School District GO TOB
VRDO	0.080%	2/7/12	13,660	13,660
Moffat County CO Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.060%	2/7/12 LOC	9,000	9,000
Regional Transportation District of Colorado
COP	3.000%	6/1/12	1,000	1,008
Regional Transportation District of Colorado
COP	5.000%	6/1/14	1,500	1,621
Regional Transportation District of Colorado
COP	5.000%	6/1/15	2,330	2,583
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/13	4,305	4,656
Regional Transportation District of Colorado
Sales Tax Revenue	5.000%	11/1/14	5,000	5,615
1 University of Colorado Enterprise System
Revenue TOB VRDO	1.580%	2/7/12 LOC	7,920	7,920
				292,747
Connecticut (1.2%)
Connecticut General Revenue (State Revolving
Fund)	5.000%	2/1/12	4,000	4,000
Connecticut GO	5.375%	11/15/12 (Prere.)	7,985	8,311
Connecticut GO	5.000%	3/1/15 (14)	3,000	3,266
2 Connecticut GO	0.580%	5/15/15	20,000	20,000
Connecticut GO	5.000%	12/1/15 (14)	16,150	17,743
2 Connecticut GO	0.730%	5/15/16	20,000	20,000
2 Connecticut GO	0.730%	5/15/16	8,300	8,300
2 Connecticut GO PUT	1.430%	3/1/18	17,500	17,518
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	4.000%	7/1/12	1,235	1,250
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/13	1,915	2,028
Connecticut Health & Educational Facilities
Authority Revenue (Stamford Hospital)	5.000%	7/1/14	2,050	2,227
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	4.000%	2/7/13	7,610	7,912
Connecticut Health & Educational Facilities
Authority Revenue (Yale University) PUT	5.000%	2/12/15	20,810	23,579

1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.000%	2/1/12	2,900	2,900

				139,034
Delaware (0.2%)
Delaware GO	5.000%	10/1/12	9,445	9,751
University of Delaware Revenue PUT	0.850%	6/4/13	12,000	12,089
				21,840
District of Columbia (0.6%)
2 District of Columbia Income Tax Revenue	0.380%	12/1/13	15,000	15,000
2 District of Columbia Income Tax Revenue	0.430%	12/1/13	10,665	10,665
District of Columbia Revenue (Georgetown Day
School) VRDO	0.370%	2/7/12 LOC	14,300	14,300
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/13	5,000	5,226
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/14	2,000	2,157
District of Columbia Revenue (Medlantic/Helix)
VRDO	0.090%	2/7/12 LOC	14,000	14,000
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.070%	2/7/12 LOC	10,600	10,600
				71,948
Florida (7.9%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	5.000%	12/1/13	4,200	4,444
2 Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	1.830%	6/1/13	12,000	12,042
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,820
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	30,000	32,708
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	15,000	16,354
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,545	18,271
1 Collier County FL School Board COP TOB
VRDO	0.070%	2/7/12	21,345	21,345
Escambia County FL Health Facilities Authority
Revenue (Ascension Health Credit Group)	5.250%	11/15/13	5,350	5,799
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	2.000%	4/3/12	5,000	5,012
Escambia County FL Solid Waste Disposal
System Revenue (Gulf Power Co. Project)
PUT	1.750%	6/15/12	5,500	5,527
Florida Board of Education Lottery Revenue	5.000%	7/1/15	11,750	13,342
Florida Board of Education Lottery Revenue	5.000%	7/1/16	16,710	19,528
Florida Board of Education Lottery Revenue	5.000%	7/1/16	11,655	13,620
Florida Board of Education Public Education
Capital Outlay GO	4.000%	6/1/12	1,945	1,970
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12	16,195	16,456
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12	4,020	4,085
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/12	4,500	4,572

Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	9,580	10,185
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,820	9,377
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,065	5,601
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	9,235	10,213
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14 (4)	11,315	12,113
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	6,353
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	7,250	7,740
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/12	5,545	5,655
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	31,580	32,239
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/13	34,040	36,179
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/14	14,605	16,081
Florida Department of Management Services
COP	5.000%	8/1/12	8,850	9,042
Florida Department of Management Services
COP	5.000%	8/1/13	6,595	6,989
Florida Department of Transportation GO	5.000%	7/1/12	6,940	7,080
Florida Department of Transportation GO	5.000%	7/1/13	9,605	10,243
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	10,000	10,587
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	20,150	22,419
Florida Turnpike Authority Revenue	5.000%	7/1/13	3,825	4,073
Florida Turnpike Authority Revenue	5.000%	7/1/13 (4)	4,780	5,090
Florida Turnpike Authority Revenue	5.000%	7/1/15 (4)	10,000	10,720
Gainsville FL Utility System Revenue VRDO	0.150%	2/1/12	28,865	28,865
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/13	1,000	1,074
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/14	2,000	2,222
1 Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) TOB VRDO	0.080%	2/7/12	15,730	15,730
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/12	2,000	2,059
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/12 (4)	5,670	5,856
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/13	2,000	2,132
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/13 (4)	3,000	3,225
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.500%	10/1/15 (4)	2,000	2,299

Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.000%	3/15/12 (2)	4,500	4,523
Hillsborough County FL School Board COP	5.000%	7/1/14	2,110	2,298
Hillsborough County FL School Board COP	5.000%	7/1/15	1,170	1,308
Jacksonville FL Capital Project Revenue VRDO	0.070%	2/7/12 LOC	31,200	31,200
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/12	12,000	12,347
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/14	4,000	4,412
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	2/7/12	12,725	12,725
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.070%	2/7/12	22,550	22,550
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.080%	2/7/12	21,485	21,485
Jacksonville FL Excise Taxes Revenue	4.000%	10/1/12	1,000	1,024
Jacksonville FL Excise Taxes Revenue	5.000%	10/1/14	1,000	1,104
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/13	1,000	1,054
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/14	1,250	1,347
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/14 (4)	1,750	1,940
Kissimmee FL Utility Authority Electric System
Revenue	4.000%	10/1/15	2,000	2,196
Lake County FL School Board COP	5.250%	6/1/14 (2)	2,945	3,152
Lakeland FL Hospital System Revenue
(Lakeland Regional Health)	3.000%	11/15/12	500	507
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.080%	2/7/12	9,995	9,995
1 Miami-Dade County FL Building Better
Communities GO TOB VRDO	0.080%	2/7/12	26,340	26,340
1 Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami) TOB
VRDO	0.140%	2/7/12	5,070	5,070
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.250%	11/3/14	6,250	6,327
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	4,000	4,085
Miami-Dade County FL School Board COP PUT	5.000%	5/1/14	8,500	9,124
1 Miami-Dade County FL Transit Sales Surtax
Revenue TOB VRDO	0.140%	2/7/12 (4)	32,570	32,570
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.000%	10/1/14	2,000	2,154
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/13	335	344
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/14	500	527
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	4.000%	1/1/15	500	538
3 Orange County FL School Board COP	5.000%	8/1/13	700	739
3 Orange County FL School Board COP	5.000%	8/1/14	4,000	4,349
3 Orange County FL School Board COP	5.000%	8/1/15	2,700	3,009
Orange County FL Tourist Development
Revenue	5.000%	10/1/12	7,335	7,545

Orange County FL Tourist Development
Revenue	5.000%	10/1/13	7,705	8,199
Orange County FL Tourist Development
Revenue	5.000%	10/1/14	8,710	9,521
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/12 (2)	5,000	5,096
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.070%	2/7/12 LOC	27,775	27,775
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/12	1,750	1,805
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,689
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/13	2,500	2,689
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	4,000	4,463
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/14	3,075	3,431
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,831
South Broward FL Hospital District Revenue	5.625%	5/1/12 (Prere.)	4,640	4,750
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.250%	2/1/13 (Prere.)	7,755	8,141
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.750%	2/1/13 (Prere.)	5,000	5,274
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.080%	2/7/12	14,120	14,120
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.080%	2/7/12	6,000	6,000
1 South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group) TOB VRDO	0.180%	2/7/12	8,850	8,850
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/13	9,405	9,947
Tallahassee FL Energy System Revenue	5.250%	10/1/15 (4)	5,240	6,007
Tampa Bay FL Water Utility System Revenue	5.000%	10/1/16	5,500	6,557
				898,369
Georgia (2.0%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/15	2,440	2,704
Atlanta GA Airport Revenue	4.000%	1/1/13	5,000	5,154
Atlanta GA Airport Revenue	4.000%	1/1/15	500	541
Atlanta GA Airport Revenue	5.000%	1/1/16	6,500	7,399
1 Atlanta GA Airport Revenue TOB VRDO	0.180%	2/7/12 (4)	11,170	11,170
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.060%	2/7/12 LOC	14,750	14,750
Atlanta GA Water & Wastewater Revenue	4.000%	11/1/12	3,000	3,080
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/13	3,500	3,760
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	2.500%	3/1/13	2,250	2,294

Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	4,500	4,511
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.200%	4/1/14	5,500	5,514
Burke County GA Development Authority
Pollution Control Revenue (Georgia Power
Co. Plant Vogtle Project) PUT	1.400%	4/1/15	5,500	5,523
Cobb County GA Kennestone Hospital Authority
Revenue	4.000%	4/1/12	2,240	2,253
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)
VRDO	0.100%	2/7/12 LOC	5,445	5,445
DeKalb County GA School District GO	5.000%	2/1/12	30,000	30,000
DeKalb County GA Water & Sewer Revenue	4.000%	10/1/15	1,000	1,107
DeKalb County GA Water & Sewer Revenue	5.000%	10/1/17	1,000	1,203
Georgia GO	5.000%	5/1/12 (Prere.)	5,125	5,187
Georgia GO	5.000%	9/1/14	4,000	4,469
Georgia GO	4.750%	11/1/15	8,035	9,274
Georgia Road & Tollway Authority Revenue	5.000%	6/1/13	13,875	14,732
Gwinnett County GA Water & Sewer Authority
Revenue	4.000%	8/1/12	10,020	10,213
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	7,500	7,709
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/13	10,995	11,543
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	13,000	13,812
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,715	7,329
Monroe County GA Development Authority
Pollution Control Revenue (Gulf Power Co.
Plant Scherer Project) PUT	2.125%	6/4/13	5,000	5,044
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) PUT	2.500%	3/1/13	7,500	7,617
3 Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	3.000%	11/1/13	10,440	10,871
3 Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/16	1,000	1,172
3 Municipal Electric Authority Georgia Revenue
(Combined Cycle Project)	5.000%	11/1/17	1,700	2,032
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/15	2,000	2,228
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/16	3,000	3,434
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.000%	1/1/13	1,330	1,375
				224,449
Hawaii (0.3%)
Hawaii GO	3.000%	12/1/13	6,000	6,291
Hawaii GO	5.000%	12/1/13	10,000	10,850
Hawaii GO	5.000%	6/1/14 (ETM)	1,045	1,156
Hawaii GO	5.000%	6/1/14	1,195	1,322
Hawaii GO	5.000%	2/1/15	3,600	4,075
Hawaii GO	5.000%	2/1/16	4,000	4,678

Honolulu HI City & County GO	5.250%	7/1/12 (ETM)	4,950	5,054
Honolulu HI City & County GO	5.000%	7/1/15 (14)	4,000	4,593
				38,019
Idaho (0.4%)
Idaho Housing & Finance Association RAN	5.000%	7/15/12	6,675	6,819
Idaho Housing & Finance Association
Unemployment Compensation Revenue	5.000%	8/15/15	31,375	35,757
				42,576
Illinois (4.3%)
Chicago IL Board of Education GO	5.000%	12/1/15	2,000	2,280
Chicago IL Board of Education GO	5.000%	12/1/16	2,855	3,335
1 Chicago IL Board of Education GO TOB VRDO	0.200%	2/1/12	17,000	17,000
1 Chicago IL Board of Education GO TOB VRDO	0.100%	2/7/12 (4)	6,520	6,520
Chicago IL GO	5.000%	1/1/15 (4)	2,715	2,984
Chicago IL GO	6.250%	1/1/15 (2)	2,500	2,833
1 Chicago IL GO TOB VRDO	0.080%	2/7/12	9,995	9,995
1 Chicago IL GO TOB VRDO	0.180%	2/7/12	10,015	10,015
Chicago IL Midway Airport Revenue PUT	5.000%	1/1/15	10,925	11,953
Chicago IL O'Hare International Airport Revenue	4.000%	1/1/15	1,000	1,073
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/16	3,000	3,389
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.180%	2/7/12 (4)	7,495	7,495
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.230%	2/7/12 (12)	27,185	27,185
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.230%	2/7/12 (4)	7,000	7,000
1 Chicago IL Park District GO TOB VRDO	0.080%	2/7/12	19,595	19,595
1 Chicago IL Water Revenue TOB VRDO	0.100%	2/7/12	7,745	7,745
1 Chicago IL Water Revenue TOB VRDO	0.100%	2/7/12	7,495	7,495
Du Page & Cook Counties IL Community
Consolidated School District GO	5.250%	12/1/12 (Prere.)	3,750	3,907
Illinois Development Finance Authority Revenue
(St. Vincent De Paul Center) PUT	1.400%	2/28/13	11,650	11,782
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.070%	2/7/12 LOC	18,800	18,800
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	1.125%	2/14/13	8,325	8,387
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	5,000	5,258
Illinois Educational Facilities Authority Student
Housing Revenue (Educational Advancement
Fund)	6.250%	5/1/12 (Prere.)	4,000	4,100
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.625%	8/1/15	2,500	2,573
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	3.875%	5/1/12	5,200	5,247
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	1.400%	2/1/13	11,180	11,309
Illinois Finance Authority Revenue (Carle
Foundation)	5.000%	8/15/16	2,220	2,453
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.090%	2/7/12 LOC	9,000	9,000
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers) VRDO	0.070%	2/7/12 LOC	10,800	10,800

Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/12	4,630	4,742
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.000%	8/15/13	3,250	3,456
Illinois Finance Authority Revenue
(Northwestern University) PUT	1.200%	3/1/13	10,000	10,107
Illinois Finance Authority Revenue (OSF
Healthcare System) VRDO	0.140%	2/7/12 (4)	30,510	30,510
Illinois Finance Authority Revenue (Presbyterian
Homes) VRDO	0.180%	2/7/12 (4)	7,700	7,700
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/12	1,840	1,855
Illinois Finance Authority Revenue (Provena
Health)	5.000%	5/1/14	1,305	1,380
Illinois Finance Authority Revenue (Provena
Health)	5.250%	5/1/15	2,555	2,770
Illinois Finance Authority Revenue (Resurrection
Health Care)	5.000%	5/15/12 (4)	4,200	4,239
Illinois Finance Authority Revenue (Trinity
Health Corp.)	3.000%	12/1/16	1,865	1,996
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/15	1,500	1,697
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/15	500	576
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/16	580	688
Illinois GO	5.000%	1/1/16	25,000	28,234
1 Illinois GO TOB VRDO	0.580%	2/7/12	3,750	3,750
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	4.375%	7/1/14	4,450	4,779
Illinois Health Facilities Authority Revenue
(Evanston Hospital Corp.) VRDO	0.060%	2/7/12	48,265	48,265
Illinois Regional Transportation Authority
Revenue PUT	0.900%	3/1/12	31,300	31,300
Illinois Sales Tax Revenue	5.500%	6/15/15 (3)	1,500	1,720
Illinois Sales Tax Revenue	5.000%	6/15/16	10,000	11,593
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.080%	2/7/12	5,335	5,335
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	4.000%	6/1/12	8,000	8,086
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	4.000%	6/1/13	8,130	8,436
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/14	10,000	10,792
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/15	5,000	5,514
				481,028
Indiana (2.7%)
Indiana Bond Bank Revenue	5.375%	4/1/12 (Prere.)	2,500	2,522
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/12	3,415	3,478
Indiana Finance Authority Facilities Revenue
(Pendleton Juvenile Correctional Facility)	5.000%	7/1/12	1,495	1,522
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/12	1,700	1,753

Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/14	1,415	1,558
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.060%	2/7/12 LOC	40,500	40,500
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	2.000%	3/1/12	6,010	6,018
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	3/1/13	2,000	2,045
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	3.000%	3/1/14	2,250	2,331
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	4.000%	3/1/15	1,500	1,613
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/16	4,560	5,146
Indiana Finance Authority Hospital Revenue
(Indiana University Health Obligated Group)	5.000%	3/1/17	4,350	4,996
Indiana Finance Authority Lease Revenue	5.000%	11/1/12	12,130	12,528
Indiana Finance Authority Revenue (Ascension
Health Credit Group) PUT	1.250%	5/16/12	24,705	24,769
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.080%	2/1/12	1,300	1,300
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.180%	2/7/12	9,975	9,975
Indiana Finance Authority Revenue (Marion
General Hospital) VRDO	0.080%	2/7/12 LOC	11,200	11,200
Indiana Finance Authority Water Utility Revenue
(Citizens Energy Project)	3.000%	10/1/14	5,000	5,199
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	2/1/12	6,970	6,970
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	3.750%	2/1/12	10,000	10,000
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	5/1/13	2,000	2,109
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	8/1/13	7,605	8,103
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.500%	8/1/14	15,000	15,253
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.700%	9/1/14	10,000	10,224
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	6/1/15	14,825	16,744
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	5.000%	7/28/16	2,700	3,133
3 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	8,994
Indiana Municipal Power Agency Revenue	5.000%	1/1/16	800	913

Indiana Municipal Power Agency Revenue	5.000%	1/1/17	1,250	1,463
1 Indiana Transportation Finance Authority
Highway Revenue TOB VRDO	0.080%	2/7/12	17,975	17,975
Indianapolis IN Gas Utility Revenue	5.000%	6/1/12	8,870	8,995
Purdue University Indiana University Student
Fee Revenue	5.000%	7/1/13	1,000	1,066
Purdue University Indiana University Student
Fee Revenue	4.000%	7/1/14	2,085	2,263
St. Joseph County IN Educational Facilities
Revenue (University of Notre Dame Du Lac
Project) PUT	3.875%	3/1/12	12,500	12,537
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	35,500	36,729
				301,924
Iowa (0.2%)
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/12 (12)	1,540	1,542
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.000%	2/15/13 (12)	3,265	3,399
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) PUT	5.000%	8/15/12 (12)	9,500	9,731
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System) VRDO	0.100%	2/1/12 LOC	4,500	4,500
Iowa Finance Authority Healthcare Revenue
(Genesis Health System)	4.000%	7/1/12	1,860	1,887
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/12	1,700	1,768
Iowa Higher Education Loan Authority Revenue
Private College Facility (Grinnell College
Project)	5.000%	12/1/15	1,400	1,630
Polk County IA GO	3.000%	6/1/12	510	515
				24,972
Kansas (0.2%)
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.000%	11/15/13	1,000	1,057
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	4.500%	11/15/14	2,500	2,741
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.000%	1/1/14	5,150	5,523
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/12	1,000	1,032
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/13	225	237
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/13	2,000	2,144
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.000%	11/15/14	200	215
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,000	2,208
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/14	2,060	2,274

Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	4.500%	11/15/15	355	394
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16	750	854
				18,679
Kentucky (0.4%)
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.060%	2/7/12 LOC	1,900	1,900
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	3.000%	2/1/12	1,000	1,000
Kentucky Property & Building Commission
Revenue	5.000%	8/1/15	3,675	4,181
Kentucky Property & Building Commission
Revenue	5.000%	11/1/15	4,000	4,584
Kentucky Property & Building Commission
Revenue	5.000%	10/1/16 (2)	3,850	4,529
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/12	4,335	4,421
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/13	3,730	3,973
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	1.900%	4/2/12	15,000	15,032
1 Louisville & Jefferson County KY Metropolitan
Sewer District Sewer & Drainage System
Revenue TOB VRDO	0.080%	2/7/12 (13)	4,295	4,295
				43,915
Louisiana (1.7%)
2 Louisiana Gasoline & Fuel Tax Revenue PUT	0.830%	6/1/13	26,300	26,335
1 Louisiana Gasoline & Fuel Tax Revenue TOB
VRDO	0.080%	2/7/12	6,490	6,490
2 Louisiana GO	1.007%	7/15/14	37,000	37,074
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	4.000%	10/1/12	2,000	2,043
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	3/1/14	2,900	3,117
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/14	1,350	1,458
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/15	1,500	1,664
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.600%	10/1/12	4,000	4,020
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	1.875%	10/1/13	5,000	5,055
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.100%	10/1/14	3,500	3,568
Louisiana Offshore Terminal Authority Deep
Water Port Revenue (LOOP LLC Project) PUT	2.125%	10/1/15	5,000	5,062
1 Louisiana Public Facilities Authority Hospital
Revenue (Franciscan Missionaries of Our
Lady Health System Project) TOB VRDO	0.180%	2/7/12 (4)	3,330	3,330

Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/12 (4)	6,000	6,104
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/13 (4)	6,000	6,310
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health)	5.000%	7/1/14 (4)	9,785	10,558
Louisiana Public Facilities Authority Revenue
(Entergy Gulf States Project)	2.875%	11/1/15	2,250	2,309
Orleans Parish LA GO	4.000%	9/1/12 (4)	1,500	1,527
Orleans Parish LA GO	4.000%	9/1/13 (4)	2,500	2,612
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.080%	2/7/12 LOC	35,740	35,740
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.080%	2/7/12 LOC	22,500	22,500
				186,876
Maine (0.1%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	2/7/12 LOC	5,500	5,500
1 Maine Turnpike Authority Turnpike Revenue
TOB VRDO	0.110%	2/7/12	10,000	10,000
				15,500
Maryland (0.9%)
Baltimore County MD GO	4.000%	2/1/15	2,900	3,202
Maryland GO	5.250%	3/1/12	3,000	3,013
Maryland GO	5.000%	7/15/14	1,000	1,112
Maryland GO	5.000%	8/1/16	27,680	33,002
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	3.000%	8/15/13	1,000	1,029
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/14	1,000	1,093
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/12	1,000	1,018
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	6.000%	7/1/12 (Prere.)	6,500	6,656
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	2/7/12 LOC	20,200	20,200
Maryland Transportation Authority GAN	5.000%	3/1/14	7,480	8,213
Washington Suburban Sanitation District
Maryland GO VRDO	0.180%	2/7/12	27,900	27,900
				106,438
Massachusetts (3.9%)
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.750%	2/1/12	25,560	25,560
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	1.000%	2/7/12	19,976	19,976
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/13	8,000	8,318
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.060%	2/7/12 LOC	1,000	1,000
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	5,000	5,223
Massachusetts Development Finance Agency
Revenue (Boston University)	2.875%	10/1/14	2,500	2,612

Massachusetts Development Finance Agency
Revenue (Dominion Energy Brayton Project)
PUT	2.250%	9/1/16	20,000	20,563
Massachusetts Development Finance Agency
Revenue (Partners Healthcare) PUT	5.000%	1/14/16	6,000	6,877
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	4.000%	1/1/13	1,400	1,428
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	5.000%	1/1/15	1,245	1,337
2 Massachusetts Development Finance Agency
Revenue (Williams College) PUT	0.580%	7/1/14	13,850	13,873
2 Massachusetts GO	0.320%	2/2/12	13,000	13,000
2 Massachusetts GO	0.460%	2/1/13	20,630	20,630
2 Massachusetts GO	0.560%	2/1/14	15,000	15,000
2 Massachusetts GO	0.610%	2/1/14	15,250	15,258
2 Massachusetts GO	0.460%	9/1/14	19,550	19,550
Massachusetts GO	5.000%	1/1/15	4,000	4,514
2 Massachusetts GO	0.480%	2/1/15	7,500	7,500
2 Massachusetts GO	0.740%	2/1/15	8,300	8,306
2 Massachusetts GO	0.530%	9/1/15	20,000	20,000
Massachusetts GO	5.000%	10/1/15	2,980	3,452
1 Massachusetts GO TOB VRDO	0.080%	2/7/12	21,740	21,740
1 Massachusetts GO TOB VRDO	1.000%	2/7/12 (4)LOC	15,975	15,975
Massachusetts GO VRDO	0.130%	2/7/12	50,000	50,000
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.000%	11/1/14	8,400	8,451
Massachusetts Health & Educational Facilities
Authority Revenue (Amherst College) PUT	1.700%	11/1/16	6,250	6,403
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.000%	7/1/12	3,000	3,054
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	4.000%	10/1/12	5,000	5,106
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/12	2,500	2,570
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.125%	2/16/12	6,000	6,010
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	13,100	13,208
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	2.700%	2/20/14	5,000	5,191
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.590%	2/1/12 (4)	2,435	2,435
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	0.300%	2/2/12 (4)	3,395	3,395
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.060%	2/7/12	7,220	7,220
Massachusetts Special Obligation Revenue	4.000%	6/15/12	5,695	5,778
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.080%	2/7/12	3,920	3,920
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	1.250%	2/7/12 (4)LOC	19,755	19,755

Massachusetts Water Resources Authority
Revenue VRDO	0.070%	2/7/12	21,440	21,440
				435,628
Michigan (1.5%)
Detroit MI GO	5.000%	4/1/12 (12)	8,860	8,903
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	14,935	15,902
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/13	1,000	1,067
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	11/15/14	1,000	1,099
Macomb County MI Revenue	5.875%	11/15/13 (Prere.)	9,590	10,536
Michigan Building Authority Revenue	3.000%	10/15/12	1,150	1,170
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group)	5.000%	11/15/15	3,000	3,404
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	3.750%	3/15/12	10,000	10,042
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.500%	6/1/12	17,300	17,377
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	4,735	4,898
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,112
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/13	1,000	1,041
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	4.000%	11/15/14	1,500	1,584
Michigan Hospital Finance Authority Revenue
(McClaren Health) VRDO	0.080%	2/7/12 LOC	11,700	11,700
Michigan Hospital Finance Authority Revenue
(Trinity Health)	4.000%	12/1/13	1,000	1,057
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.070%	2/7/12	8,885	8,885
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/12	1,910	1,972
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/12	3,065	3,165
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	1,835	2,126
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/15	3,185	3,691
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	3.050%	12/3/12	9,000	9,152
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	10,000	10,252
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.070%	2/7/12 LOC	3,475	3,475
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.000%	8/1/15	2,500	2,726
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	4.000%	7/1/12	2,150	2,168
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/13	2,250	2,334
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/14	2,310	2,444
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/15	2,215	2,385

1 Saginaw Valley State University Michigan
Revenue TOB VRDO	0.280%	2/7/12 (4)	5,000	5,000
University of Michigan University Revenue	4.000%	4/1/15	9,600	10,592
Wayne State University Michigan Revenue	5.000%	11/15/12	1,500	1,550
Wayne State University Michigan Revenue	5.000%	11/15/13	1,540	1,644
				173,453
Minnesota (0.6%)
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.000%	5/1/16	1,500	1,653
Minnesota GO	4.000%	8/1/12	17,810	18,152
Minnesota GO	5.000%	10/1/15	7,500	8,697
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.060%	2/7/12	10,000	10,000
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/15	11,180	12,678
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/16	11,535	13,501
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/12	1,000	1,011
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/13	1,000	1,051
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.000%	5/1/14	1,000	1,083
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/12	5,000	5,095
				72,921
Mississippi (0.4%)
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/12	1,250	1,264
Medical Center Educational Building Corp.
Revenue (University of Mississippi Medical
Center)	4.000%	6/1/14	1,000	1,069
Mississippi Business Finance Corp. Revenue
(Mississippi Power Co. Project) PUT	2.250%	1/15/13	6,000	6,053
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.000%	9/2/14	4,900	4,959
Mississippi Business Finance Corp. Solid Waste
Disposal Revenue (Waste Management Inc.
Project) PUT	2.250%	11/3/14	5,750	5,821
Mississippi GO (Nissan Project) VRDO	0.080%	2/7/12	12,370	12,370
1 Mississippi Hospital Equipment & Facilities
Authority Revenue (Baptist Memorial Health
Care) TOB VRDO	0.140%	2/7/12	11,600	11,600
				43,136
Missouri (1.3%)
Missouri GO	5.000%	10/1/15	2,500	2,901
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Episcopal - Presbyterian Hospital)	5.000%	12/1/13	1,000	1,065
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.100%	2/7/12 LOC	18,550	18,550

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.100%	2/7/12 LOC	41,200	41,200
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.100%	2/7/12 LOC	18,025	18,025
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	16,050	16,100
Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) PUT	1.250%	5/16/12	29,100	29,190
Missouri Highways & Transportation
Commission Road Revenue	3.000%	2/1/13	15,500	15,932
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	4.000%	2/15/13	800	826
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	4.000%	2/15/14	1,000	1,054
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/15	1,870	2,055
St. Louis MO Municipal Finance Corp. Lease
Revenue (City Justice Center Project)	5.000%	2/15/16	2,250	2,522
				149,420
Montana (0.1%)
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/13	3,035	3,150
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/14	6,135	6,599
				9,749
Nebraska (0.8%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.080%	2/7/12	40	40
3 Municipal Energy Agency of Nebraska	2.000%	4/1/13	715	728
3 Municipal Energy Agency of Nebraska	3.000%	4/1/14	600	629
3 Municipal Energy Agency of Nebraska	3.000%	4/1/15	550	584
3 Municipal Energy Agency of Nebraska	4.000%	4/1/16	1,000	1,115
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.060%	2/7/12	76,985	76,985
1 Nebraska Public Power District Revenue TOB
VRDO	0.090%	2/7/12 (13)	5,665	5,665
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.080%	2/7/12	9,840	9,840
				95,586
Nevada (0.9%)
Clark County NV Airport BAN	5.000%	7/1/12	30,000	30,536
Clark County NV Bond Bank GO	5.000%	6/1/12 (ETM)	5,000	5,080
Clark County NV GO	5.000%	11/1/12	6,755	6,978
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	3.000%	7/1/12	2,000	2,019
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/12	2,700	2,748

Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	4.000%	7/1/13	2,000	2,081
Clark County NV School District GO	5.000%	6/15/13 (14)	9,645	10,248
Clark County NV School District GO	5.250%	6/15/13 (14)	20,335	21,676
Las Vegas Valley Water District Nevada GO	5.000%	6/1/12 (14)	5,125	5,204
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13	500	529
Las Vegas Valley Water District Nevada GO	5.000%	6/1/14	250	273
Las Vegas Valley Water District Nevada GO	5.000%	6/1/15	500	563
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/12	2,545	2,575
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	5/1/13	4,000	4,228
1 Nevada System of Higher Education University
Revenue TOB VRDO	0.100%	2/7/12	7,515	7,515
				102,253
New Hampshire (0.1%)
New Hampshire GO	5.000%	8/15/14	2,500	2,787
New Hampshire GO	5.000%	2/15/15	1,285	1,457
New Hampshire GO	5.000%	8/15/15	5,000	5,767
				10,011
New Jersey (3.2%)
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.250%	11/1/12 (4)	10,000	10,377
Garden State Preservation Trust New Jersey
Revenue (Open Space & Farmland
Preservation)	5.500%	11/1/14 (4)	6,725	7,644
New Jersey Building Authority Revenue	5.000%	12/15/12	11,145	11,581
New Jersey Building Authority Revenue	5.000%	12/15/13	11,710	12,644
New Jersey COP	5.000%	6/15/12	3,800	3,867
New Jersey COP	5.000%	6/15/13	5,000	5,256
New Jersey COP	5.000%	6/15/14	5,120	5,531
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	5,000	5,681
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/15	12,000	13,635
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/16	5,000	5,844
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	5,125	6,037
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.500%	12/1/13	8,200	8,732
New Jersey Equipment Lease Purchase COP	5.000%	6/15/12	7,570	7,702
New Jersey GO	6.000%	2/15/13 (14)	15,000	15,888
New Jersey GO	6.000%	2/15/13	6,560	6,948
1 New Jersey GO TOB VRDO	0.080%	2/1/12	8,695	8,695
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.000%	10/1/12	3,995	4,107
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	4.000%	7/1/13	1,000	1,040
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/14	2,000	2,173

New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/15	2,000	2,222
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/16	2,000	2,254
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/17	2,000	2,290
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	3.000%	7/1/12	2,200	2,209
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/13	3,035	3,146
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.000%	12/1/13	8,470	8,886
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/13	2,500	2,668
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.000%	12/1/15	2,500	2,784
New Jersey TRAN	2.000%	6/21/12	33,000	33,235
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	12/15/12 (4)	1,000	1,048
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	4.000%	6/15/13	1,000	1,047
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/13 (4)	5,705	6,226
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/16	2,000	2,322
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	6/15/17	3,000	3,565
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.080%	2/7/12 LOC	10,800	10,800
New Jersey Turnpike Authority Revenue VRDO	0.290%	2/7/12 (4)	40,650	40,650
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	24,065	24,512
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.000%	6/1/12 (Prere.)	12,900	13,150
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	1,455	1,484
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	17,285	17,628
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.250%	6/1/13 (Prere.)	14,000	15,121
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.375%	6/1/13 (Prere.)	19,140	20,420
				361,049
New Mexico (1.1%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/15	4,400	4,823
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/15	3,800	4,185
New Mexico GO	5.000%	3/1/13	7,845	8,247
New Mexico GO	5.000%	3/1/13	5,535	5,818
New Mexico GO	5.000%	3/1/14	9,405	10,300

New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.070%	2/7/12	8,760	8,760
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.080%	2/7/12	27,800	27,800
New Mexico Severance Tax Revenue	5.000%	7/1/13	27,900	29,769
New Mexico Severance Tax Revenue	5.000%	7/1/15	9,150	10,523
New Mexico Severance Tax Revenue	5.000%	7/1/15	5,815	6,687
New Mexico Severance Tax Revenue	5.000%	7/1/16	7,445	8,824
				125,736
New York (12.1%)
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	1,350	1,425
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/13	4,620	4,875
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/14	1,000	1,093
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/14	8,000	8,738
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15	8,320	9,376
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/15 (14)	1,000	1,127
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/16	4,315	4,987
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/14	3,500	3,890
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/15	2,355	2,686
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/15	5,130	5,850
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/15 (14)	5,000	5,371
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.080%	2/7/12 (13)	20,000	20,000
2 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.480%	11/1/12	11,500	11,502
2 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.630%	11/1/13	17,000	17,000
2 Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) PUT	0.760%	11/1/14	6,320	6,339
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	3.000%	11/15/13	725	755
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	4.000%	11/15/14	1,000	1,084
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/15	2,000	2,281
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/16	2,250	2,625
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/12	20,000	20,684

Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	20,710	22,191
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/14	3,585	3,972
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.090%	2/7/12 (13)	12,780	12,780
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	2/7/12	9,900	9,900
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	2/7/12	20,350	20,350
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.100%	2/7/12	13,100	13,100
Nassau County NY Local Economic Assistance
& Financing Corp. Revenue (Catholic Health
Services)	5.000%	7/1/15	750	832
Nassau County NY Sewer & Storm Water
Finance Authority System Revenue	5.000%	11/1/12	4,980	5,139
Nassau County NY TAN	2.500%	9/30/12	15,000	15,214
New York City NY Cultural Resources Revenue
(Juilliard School) PUT	2.750%	7/1/12	8,675	8,767
New York City NY GO	0.487%	2/3/12 (4)	10,025	10,025
New York City NY GO	0.360%	2/6/12 (4)	9,650	9,650
New York City NY GO	0.490%	2/1/12 (4)	8,175	8,175
New York City NY GO	0.580%	2/2/12 (4)	275	275
New York City NY GO	5.000%	8/1/12	27,760	28,425
New York City NY GO	5.250%	8/1/12 (ETM)	1,215	1,246
New York City NY GO	5.250%	8/1/12	7,320	7,504
New York City NY GO	5.500%	2/1/13 (Prere.)	180	189
New York City NY GO	4.000%	3/1/13	2,710	2,819
New York City NY GO	5.000%	2/1/14	3,500	3,819
New York City NY GO	5.000%	8/1/14	11,525	12,784
New York City NY GO	5.000%	8/1/15	1,500	1,716
New York City NY GO	5.250%	8/1/15	10,605	11,831
New York City NY GO	5.500%	8/1/15	9,495	9,953
New York City NY GO	5.000%	8/1/16	5,000	5,882
1 New York City NY GO TOB VRDO	0.080%	2/7/12	6,845	6,845
New York City NY GO VRDO	0.060%	2/7/12 LOC	2,400	2,400
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/12	6,655	6,667
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/15	1,500	1,669
New York City NY Housing Development Corp.
Multi-Family Housing Revenue	5.000%	5/1/12	10,960	11,077
New York City NY Housing Development Corp.
Multi-Family Housing Revenue PUT	2.500%	12/27/13	27,745	27,835
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	2/1/12	8,530	8,530
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.080%	2/7/12	130	130
1 New York City NY Housing Development Corp.
Multi-Family Housing Revenue TOB VRDO	0.100%	2/7/12	6,400	6,400
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/15 (4)	5,000	5,526
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	2/1/12	4,745	4,745

1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	2/7/12	3,000	3,000
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	2/7/12	5,840	5,840
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.140%	2/7/12	2,970	2,970
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/1/12	4,400	4,400
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.090%	2/7/12	25,650	25,650
New York City NY Transitional Finance Authority
Future Tax Revenue	0.500%	2/3/12 (4)	26,000	26,000
New York City NY Transitional Finance Authority
Future Tax Revenue	0.585%	2/2/12 (4)	9,975	9,975
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13 (ETM)	15,860	17,158
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/13	28,475	30,770
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14 (ETM)	8,740	9,831
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	17,010	19,084
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	10,000	11,566
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	4,000	4,760
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	10,000	11,900
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	2/7/12	2,200	2,200
1 New York City NY Transitional Finance Authority
Future Tax Revenue TOB VRDO	0.080%	2/7/12	1,000	1,000
New York City NY Transitional Finance Authority
Future Tax Revenue VRDO	0.060%	2/7/12	11,000	11,000
1 New York Liberty Development Corp. Revenue
(Port Authority Consolidated Bonds) TOB
VRDO	0.080%	2/7/12	15,750	15,750
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	2/15/15	2,000	2,237
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/15	5,000	5,678
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.080%	2/7/12	8,995	8,995
1 New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities) TOB VRDO	0.140%	2/7/12	3,320	3,320
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/15	11,410	12,935
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	4.000%	2/15/12	2,230	2,233

New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/12	5,000	5,009
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	8/15/12	7,025	7,203
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/13	2,000	2,110
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/14	2,000	2,171
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/15	1,095	1,220
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	3,890	3,913
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/12	8,140	8,188
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15 (ETM)	10	11
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/15	14,115	15,928
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/16	10,240	11,905
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.080%	2/7/12	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.140%	2/7/12	6,500	6,500
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.080%	2/7/12	1,500	1,500
New York State Dormitory Authority Revenue
(School Districts Financing Program)	3.000%	10/1/12	1,645	1,671
New York State Dormitory Authority Revenue
(School Districts Financing Program)	3.000%	10/1/12	3,525	3,581
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/13	2,220	2,335
New York State Dormitory Authority Revenue
(School Districts Financing Program)	4.000%	10/1/14 (4)	2,375	2,558
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/15 (4)	4,600	5,185
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16	10,205	11,774
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/16 (4)	2,500	2,884
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/17 (4)	3,130	3,676
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/12	13,210	13,409
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/13	15,095	16,035
New York State Dormitory Authority Revenue
(Service Contract)	4.000%	7/1/14	1,270	1,364
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	10,670	10,819

New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.125%	3/15/15	7,000	7,052
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,097
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,097
New York State Housing Finance Agency
Housing Revenue (80 DeKalb Avenue) VRDO	0.040%	2/7/12 LOC	1,800	1,800
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.050%	2/7/12 LOC	19,000	19,000
1 New York State Local Government Assistance
Corp. Revenue TOB VRDO	0.140%	2/7/12	6,305	6,305
New York State Local Government Assistance
Corp. Revenue VRDO	0.070%	2/7/12	80,910	80,910
New York State Municipal Bond Bank Agency
Special School Purpose Revenue	5.500%	12/1/12	6,955	7,242
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/12	3,770	3,801
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/13 (2)	1,650	1,664
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,665	2,856
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/14	2,500	2,679
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	4.000%	4/1/15	2,840	3,113
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/15	15,000	16,976
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/15	7,000	7,948
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/14	27,335	30,758
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/13	4,000	4,172
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/13	14,475	15,097
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	27,900	31,392
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	25,000	28,800
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	2/7/12	44,725	44,725
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	2/7/12	13,420	13,420
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	2/7/12	37,100	37,100
Onondaga County NY Industrial Development
Agency Civic Facility Revenue (Syracuse
University Project) VRDO	0.040%	2/7/12 LOC	7,100	7,100

Suffolk County NY Economic Development
Corp. Revenue (Catholic Health Services)	5.000%	7/1/16	1,250	1,407
Suffolk County NY TAN	2.000%	7/12/12	10,500	10,538
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	20,000	20,251
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/13	11,000	11,515
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/14	19,900	21,809
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,952
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	6,500	7,603
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.080%	2/7/12	9,500	9,500
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.070%	2/7/12 (4)	48,450	48,450
Westchester County NY Health Care Corp.
Revenue	4.000%	11/1/12	500	510
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/12	1,400	1,440
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/13	3,355	3,566
				1,371,896
North Carolina (3.2%)
Cary NC GO VRDO	0.060%	2/7/12	8,130	8,130
Charlotte NC Airport Revenue	5.000%	7/1/12	6,530	6,653
Charlotte NC Airport Revenue	5.000%	7/1/14	2,485	2,724
Charlotte NC Water & Sewer System Revenue	4.000%	12/1/15	2,140	2,407
Charlotte NC Water & Sewer System Revenue	5.000%	12/1/16	1,390	1,672
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/13	250	260
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/16	530	602
1 Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.080%	2/7/12 LOC	11,215	11,215
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.060%	2/7/12	4,900	4,900
1 Charlotte-Mecklenburg Hospital North Carolina
Health Care Authority Health Care System
Revenue (Carolinas Healthcare System) TOB
VRDO	0.180%	2/7/12	3,350	3,350
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.180%	2/7/12 (4)	6,000	6,000
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.180%	2/7/12 (4)	6,565	6,565
1 Johnston NC Memorial Hospital Authority
Revenue TOB VRDO	0.180%	2/7/12 (4)	5,025	5,025
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/12	5,000	5,020
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/13	2,700	2,838

Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/14	5,005	5,486
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	2/1/12	6,900	6,900
North Carolina Capital Facilities Finance Agency
Revenue (YMCA of the Triangle) VRDO	0.080%	2/7/12 LOC	2,780	2,780
North Carolina Capital Facilities Finance Agency
Solid Waste Disposal Revenue Bonds
(Republic Services, Inc.) PUT	0.750%	3/1/12	32,500	32,502
North Carolina Capital Improvement Revenue	3.000%	5/1/12	12,295	12,382
North Carolina Eastern Municipal Power Agency
Power Systems Revenue	5.000%	1/1/15	5,000	5,558
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	6,000	6,251
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/14	2,170	2,338
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/15	2,000	2,223
North Carolina Eastern Municipal Power Agency
Revenue	5.300%	1/1/15	3,500	3,638
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/15	8,000	8,329
North Carolina GAN	5.000%	3/1/13	11,740	12,328
North Carolina GO	5.500%	3/1/13	9,000	9,515
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.070%	2/7/12	40,970	40,970
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.070%	2/7/12 LOC	26,985	26,985
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.070%	2/7/12 LOC	2,000	2,000
1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.130%	2/7/12	3,800	3,800
North Carolina Medical Care Commission
Hospital Revenue (CaroMont Health) VRDO	0.070%	2/7/12 LOC	19,960	19,960
North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System)	4.000%	10/1/13	1,055	1,109
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/13	1,560	1,652
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/14	2,495	2,744
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/15	1,500	1,685
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/13	6,000	6,257
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13 (ETM)	4,540	4,760
North Carolina Municipal Power Agency
Revenue	5.500%	1/1/13	9,635	10,070

North Carolina Turnpike Authority Revenue	3.000%	7/1/13	1,205	1,250
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.050%	2/7/12	2,215	2,215
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.070%	2/7/12	44,325	44,325
Wake County NC GO	4.000%	2/1/14	16,060	17,232
				364,605
Ohio (2.7%)
Akron OH BAN	1.125%	11/15/12	15,000	15,076
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.070%	2/7/12 LOC	5,200	5,200
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/12	5,640	5,771
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/13	21,675	22,906
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/12	2,460	2,462
Columbus OH GO	5.000%	7/1/12	1,250	1,275
Columbus OH GO	5.000%	7/1/15	3,000	3,450
Columbus OH GO	5.000%	7/1/15	2,310	2,657
Columbus OH GO	5.000%	7/1/16	6,760	8,012
2 Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) PUT	0.530%	6/3/13	10,000	10,000
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.060%	2/7/12	19,170	19,170
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.060%	2/7/12	13,565	13,565
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.080%	2/7/12 LOC	17,020	17,020
Montgomery County OH Revenue (Catholic
Health Initiatives) PUT	5.000%	11/12/13	8,000	8,596
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.000%	4/2/12	5,500	5,512
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	3.000%	4/2/12	2,900	2,907
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project) PUT	4.750%	8/1/12	14,000	14,209
Ohio Air Quality Development Authority
Revenue (Columbus Southern Power Co.
Project) PUT	3.875%	6/1/14	3,500	3,636
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	5,000	5,124
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/14	6,085	6,768
Ohio Conservation Projects GO	5.000%	8/1/14	15,000	16,691
Ohio GO	5.000%	5/1/12	2,100	2,125
Ohio GO	5.000%	8/1/12	9,800	10,036
Ohio GO	5.000%	9/15/15	10,000	11,554
Ohio GO	5.000%	9/15/16	10,000	11,898

1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.080%	2/7/12	6,275	6,275
Ohio Higher Educational Facility Commission
Revenue (Marietta College Project) VRDO	0.080%	2/7/12 LOC	2,390	2,390
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/14	3,000	3,348
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/13	1,600	1,685
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/14	1,000	1,103
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	5.000%	12/1/15	1,000	1,134
Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project)	4.000%	12/1/16	625	694
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/14	625	663
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.000%	1/15/15	500	543
Ohio Infrastructure Improvement GO	4.000%	8/1/12	12,315	12,550
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/12	10,000	10,177
Ohio State University General Receipts
Revenue	5.000%	6/1/13	1,150	1,221
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	1.000%	2/7/12	9,895	9,895
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project)	1.750%	6/1/13	3,000	3,033
Ohio Water Development Authority Solid Waste
Disposal Revenue (Waste Management
Project) PUT	2.625%	1/2/13	4,000	4,053
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.050%	6/1/12 (Prere.)	11,780	11,971
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/14 (4)	2,440	2,643
University of Cincinnati Ohio General Receipts
Revenue	5.000%	6/1/14	3,000	3,282
Wright State University Ohio General Revenue	2.000%	5/1/12	600	602
Wright State University Ohio General Revenue	3.000%	5/1/13	335	344
Wright State University Ohio General Revenue	4.000%	5/1/15	1,140	1,230
Wright State University Ohio General Revenue	5.000%	5/1/17	1,195	1,384
				305,840
Oklahoma (0.9%)
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/12	1,875	1,920
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.070%	2/7/12 (12)	49,440	49,440
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.080%	2/7/12 (12)	32,940	32,940
Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	3.875%	7/1/12 (4)	5,000	5,071
2 Oklahoma Municipal Power Authority Power
Supply System Revenue PUT	0.830%	8/1/13	6,190	6,141

1 Tulsa County OK Industrial Authority Health
Care Revenue (St. Francis Health System
Inc.) TOB VRDO	0.140%	2/7/12	7,041	7,041
				102,553
Oregon (0.3%)
Clackamas County OR Hospital Facility
Authority Revenue (Legacy Health System)
PUT	5.000%	7/15/12	7,000	7,135
Gilliam County OR Solid Waste Disposal
Revenue (Waste Management Inc. Project)
PUT	2.000%	9/2/14	10,000	10,075
Oregon Department of Administrative Services
COP	5.000%	5/1/12	2,500	2,530
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/14	2,000	2,200
Oregon Facilities Authority Revenue (Legacy
Health Project)	3.000%	5/1/12	1,000	1,006
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/13	1,285	1,331
Oregon Facilities Authority Revenue (Legacy
Health Project)	4.000%	5/1/14	1,150	1,215
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.000%	5/1/15	2,350	2,600
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/13	1,000	1,043
Oregon Facilities Authority Revenue
(PeaceHealth)	4.000%	11/1/13	500	527
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/14	1,050	1,128
Oregon Facilities Authority Revenue
(PeaceHealth)	5.000%	3/15/15	1,500	1,655
1 Oregon GO TOB VRDO	0.080%	2/1/12	6,500	6,500
				38,945
Pennsylvania (6.9%)
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	5/15/12	5,000	5,051
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	6/15/12	2,000	2,034
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/13	11,000	11,603
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/13	1,000	1,036
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/14	10,500	11,464
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	3.000%	10/15/14	1,000	1,050
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	8,350	9,380

Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	4.000%	10/15/15	750	820
Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	10/15/16	1,025	1,183
2 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) PUT	1.130%	8/1/13	10,000	10,001
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.080%	2/7/12	48,200	48,200
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	3,785	3,843
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	2,400	2,437
Central Bucks PA School District GO	5.500%	5/15/12 (Prere.)	1,500	1,523
Delaware County PA GO	5.000%	10/1/12	1,115	1,151
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	10,000	10,246
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.060%	2/7/12 LOC	30,200	30,200
1 Geisinger Health System Authority of
Pennsylvania Revenue TOB VRDO	0.080%	2/7/12	5,000	5,000
Governor Mifflin PA School District GO VRDO	0.120%	2/7/12 (4)	14,955	14,955
Governor Mifflin PA School District GO VRDO	0.120%	2/7/12 (4)	12,895	12,895
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.070%	2/1/12 LOC	2,300	2,300
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/13	2,000	2,097
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/14	2,670	2,874
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.070%	2/7/12	6,970	6,970
Northampton County PA General Purpose
Authority University Revenue (Lafayette
College) VRDO	0.070%	2/7/12	13,700	13,700
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.060%	2/7/12	9,055	9,055
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.060%	2/7/12	9,855	9,855
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	8,250	8,414
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	5,000	5,099
Pennsylvania Economic Development Financing
Authority Exempt Facilities Revenue (PPL
Energy Supply LLC Project) PUT	3.000%	9/1/15	4,250	4,335

Pennsylvania Economic Development Financing
Authority Revenue (Convention Center
Project)	5.000%	6/15/12	3,730	3,795
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project)	2.750%	9/1/13	4,500	4,606
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.625%	12/3/12	11,375	11,543
Pennsylvania GO	5.100%	5/1/12 (Prere.)	6,800	6,884
Pennsylvania GO	5.000%	4/15/13	10,745	11,361
Pennsylvania GO	4.000%	7/15/13	16,995	17,917
Pennsylvania GO	5.000%	9/1/13	4,300	4,621
Pennsylvania GO	5.000%	9/1/14 (4)	12,000	13,407
Pennsylvania GO	5.000%	7/1/15 (14)	2,380	2,529
Pennsylvania GO	5.000%	9/1/15 (4)	10,230	11,368
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.050%	2/7/12 LOC	2,450	2,450
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	3.500%	5/15/12	3,000	3,026
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/15	4,250	4,774
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/12	8,470	8,621
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/12	2,750	2,799
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	13,945	14,819
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/13	3,000	3,188
Pennsylvania Intergovernmental Cooperation
Authority Special Tax Revenue (Philadelphia
Funding Program)	5.000%	6/15/14	8,000	8,825
Pennsylvania State University Revenue	5.250%	8/15/12	5,980	6,137
1 Pennsylvania State University Revenue TOB
VRDO	1.580%	2/7/12	12,685	12,685
1 Pennsylvania Turnpike Commission Registration
Fee Revenue TOB VRDO	0.180%	2/7/12 (4)	9,760	9,760
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.080%	2/7/12 (4)	31,160	31,160
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.080%	2/7/12 (4)	38,495	38,495
2 Pennsylvania Turnpike Commission Revenue	0.700%	12/1/12	12,000	12,000
Pennsylvania Turnpike Commission Revenue	2.000%	12/1/12	3,105	3,134
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/14	8,095	8,779
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/16	3,150	3,631
Pennsylvania Turnpike Commission Revenue
VRDO	0.070%	2/7/12	51,208	51,208
Pennsylvania Turnpike Commission Revenue
VRDO	0.080%	2/7/12	45,233	45,233

Pennsylvania Turnpike Commission Revenue
VRDO	0.090%	2/7/12 (4)	42,480	42,480
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/12	3,000	3,067
Philadelphia PA Airport Revenue	5.000%	6/15/14	1,000	1,083
Philadelphia PA Airport Revenue	5.000%	6/15/15	3,100	3,444
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.070%	2/7/12	5,400	5,400
Philadelphia PA Gas Works Revenue	5.375%	7/1/15 (4)	2,880	3,203
Philadelphia PA Water & Waste Water Revenue	5.000%	6/15/16	5,000	5,762
Pittsburgh PA Water & Sewer Authority
Revenue VRDO	0.070%	2/7/12 LOC	72,750	72,750
Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	5.250%	6/1/12	5,755	5,848
St. Mary's Hospital Authority Bucks County PA
Revenue (Catholic Health Initiatives) VRDO	0.200%	2/7/12	6,200	6,200
Uniontown PA Area School District GO	5.500%	10/1/12 (Prere.)	9,950	10,301
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/12	8,090	8,336
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	3.500%	7/1/13	1,830	1,872
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	4.000%	7/1/14	1,380	1,441
				778,713
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.000%	10/1/12	4,000	4,126
Rhode Island Health & Educational Building
Corp. Higher Education Facility Revenue
(Rogers Williams University) VRDO	0.100%	2/7/12 LOC	18,715	18,715
				22,841
South Carolina (0.9%)
Charleston County SC GO	5.250%	11/1/15	3,270	3,832
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.060%	2/7/12	7,400	7,400
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/12	5,275	5,331
Greenville County SC Hospital System Revenue
VRDO	0.050%	2/7/12 LOC	2,100	2,100
Greenville County SC School District GO	5.000%	12/1/15	5,000	5,738
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.080%	2/7/12 (13)	9,685	9,685
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/15	1,100	1,235
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/16	1,750	2,012
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/15	2,000	2,216
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/16	1,805	2,057
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	3.000%	2/1/12	1,000	1,000

South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/13	1,000	1,039
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/14	2,000	2,143
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/15	1,000	1,101
South Carolina Jobs Economic Development
Authority Revenue (Waste Management of
South Carolina Inc. Project) PUT	2.875%	2/1/15	2,000	2,027
South Carolina Ports Authority Revenue	4.000%	7/1/13	1,000	1,043
South Carolina Ports Authority Revenue	4.000%	7/1/15	2,355	2,564
South Carolina Public Service Authority
Revenue	5.000%	1/1/14	3,000	3,263
South Carolina Transportation Infrastructure
Revenue	5.000%	10/1/14	14,220	15,713
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/15 (2)	4,295	4,912
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.130%	2/7/12 (12)	28,435	28,435
				104,846
Tennessee (1.6%)
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/12	500	503
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.000%	4/1/13	645	672
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.100%	2/7/12	7,450	7,450
Lewisburg TN Industrial Development Board
Solid Waste Disposal Revenue (Waste
Management Inc. of Tennessee Project)	2.500%	7/1/12	5,250	5,266
Memphis TN Electric System Revenue	5.000%	12/1/13 (14)	5,200	5,631
Memphis TN Electric System Revenue	5.000%	12/1/14	25,000	28,086
Memphis TN Electric System Revenue	5.000%	12/1/15	25,000	29,016
3 Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/17	5,500	6,596
Metropolitan Government of Nashville TN Airport
Authority Improvement Revenue	4.000%	7/1/14 (4)	4,450	4,771
Murfreesboro TN GO	5.000%	6/1/12	8,090	8,220
Shelby County TN GO VRDO	0.060%	2/7/12	37,500	37,500
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	4.000%	9/1/12	6,135	6,258
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/13	9,600	10,224
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/14	2,500	2,752
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/12	5,000	5,072

Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/13	5,965	6,223
Tennessee GO	5.000%	5/1/12	3,500	3,543
Tennessee GO	5.000%	5/1/14	3,000	3,311
Tennessee School Bond Authority Revenue	5.000%	5/1/13	5,460	5,788
				176,882
Texas (12.5%)
1 Brownsville TX Utility System Revenue TOB
VRDO	0.280%	2/7/12 (4)	6,060	6,060
1 Corpus Christi TX Utility Systems Revenue TOB
VRDO	0.100%	2/7/12 (4)	5,130	5,130
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.080%	2/7/12	5,400	5,400
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/13 (12)	2,775	2,943
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/14 (12)	2,775	3,040
Dallas TX GO	5.000%	2/15/12	10,000	10,019
Dallas TX GO	5.000%	2/15/15	6,295	7,134
Dallas TX Independent School District GO	5.000%	2/15/15	4,990	5,666
Dallas-Fort Worth TX International Airport
Revenue	2.000%	11/1/12	5,485	5,550
Dallas-Fort Worth TX International Airport
Revenue	4.000%	11/1/12	3,500	3,594
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/13	4,000	4,300
Denton TX Independent School District GO
VRDO	0.080%	2/7/12	34,550	34,550
Eagle Mountain & Saginaw TX Independent
School District GO PUT	2.500%	8/1/14	11,140	11,582
Fort Bend County TX GO	4.000%	3/1/13	1,305	1,358
Fort Worth TX GO	4.000%	3/1/12	4,260	4,274
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/16	1,000	1,171
Frisco TX GO	4.000%	2/15/15	1,580	1,742
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	9,000	9,012
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	5,000	5,125
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/12	17,000	17,676
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/13	4,335	4,525
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/14	5,915	6,386
Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project)	5.000%	11/15/13	835	903
Harris County TX GO	5.000%	10/1/12	3,000	3,096
Harris County TX GO	6.000%	8/1/14 (14)	23,045	26,215
1 Harris County TX GO TOB VRDO	0.080%	2/7/12 (13)	9,600	9,600
1 Harris County TX GO TOB VRDO	0.080%	2/7/12	13,400	13,400
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.070%	2/7/12	58,600	58,600

1 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.080%	2/1/12 (ETM)	2,485	2,485
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.100%	2/7/12	10,000	10,000
1 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.080%	2/7/12	5,865	5,865
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	3,250	3,341
Harris County TX Toll Road Revenue	5.375%	8/15/12 (Prere.)	6,000	6,167
Harris County TX Toll Road Revenue PUT	5.000%	8/15/12 (4)	6,000	6,150
Houston TX Airport System Revenue	5.000%	7/1/14	2,000	2,189
Houston TX Airport System Revenue	5.000%	7/1/15	2,000	2,247
Houston TX GO	5.000%	3/1/12 (14)	21,040	21,125
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.050%	2/7/12	18,205	18,205
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/13	3,000	3,200
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	2,000	2,192
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/14	1,300	1,425
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	2,435	2,774
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/16	8,310	9,466
Houston TX Independent School District GO	4.000%	7/15/12	3,010	3,062
Houston TX Independent School District GO
PUT	0.572%	3/27/12	15,000	15,003
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,774
Houston TX Utility System Revenue	5.250%	5/15/15 (14)	1,020	1,128
1 Houston TX Utility System Revenue TOB VRDO	0.100%	2/7/12	25,430	25,430
1 Houston TX Utility System Revenue TOB VRDO	0.100%	2/7/12	9,995	9,995
1 Houston TX Utility System Revenue TOB VRDO	0.140%	2/7/12	17,540	17,540
Houston TX Water & Sewer System Revenue	5.250%	12/1/12 (Prere.)	10,260	10,685
Katy TX Independent School District GO	5.000%	2/15/15	4,295	4,877
Lone Star College System Texas GO	5.000%	8/15/12	615	631
Lower Colorado River Authority Texas Revenue	5.000%	5/15/15	2,150	2,435
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/14	1,890	2,023
Lubbock TX Electric Light & Power System
Revenue	4.000%	4/15/15	1,125	1,232
Lubbock TX GO	5.000%	2/15/12 (Prere.)	4,355	4,363
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/13	1,000	1,056
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/14	1,510	1,646
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System)	5.000%	7/1/15	4,000	4,460
Lubbock TX Health Facilities Development Corp.
Revenue (St. Joseph Health System) PUT	3.050%	10/16/12	17,075	17,306
Mansfield TX Independent School District GO	5.000%	2/15/12	2,000	2,004

Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project) PUT	0.700%	4/2/12	6,700	6,700
Montgomery County TX (Pass-Through Toll
Revenue)	4.000%	3/1/12 (12)	2,000	2,006
Montgomery County TX (Pass-Through Toll
Revenue)	5.000%	3/1/14 (12)	1,625	1,777
North Texas Tollway Authority System Revenue	4.000%	9/1/14	1,100	1,186
North Texas Tollway Authority System Revenue	4.000%	9/1/15	1,820	2,005
North Texas Tollway Authority System Revenue	5.000%	9/1/16	1,200	1,403
North Texas Tollway Authority System Revenue
PUT	5.000%	1/1/13	20,000	20,715
Northside TX Independent School District GO
PUT	1.500%	8/1/12	17,000	17,089
Northside TX Independent School District GO
PUT	1.750%	6/1/13	19,600	19,673
Northside TX Independent School District GO
PUT	0.950%	8/1/13	19,275	19,436
Northside TX Independent School District GO
PUT	1.350%	6/1/14	21,335	21,667
Northside TX Independent School District GO
PUT	1.900%	8/1/14	12,000	12,365
Plano TX Independent School District GO	4.000%	2/15/13	1,210	1,256
1 Port Arthur TX Independent School District GO
TOB VRDO	0.090%	2/7/12 (12)	9,125	9,125
Richardson TX Independent School District GO
VRDO	0.090%	2/7/12	20,300	20,300
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	9,410	9,879
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	515	541
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	8,000	8,408
San Antonio TX Electric & Gas Systems
Revenue	5.500%	2/1/14	6,210	6,844
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/15	14,000	16,003
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.080%	2/7/12	5,865	5,865
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.130%	2/7/12	7,000	7,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.140%	2/7/12	11,985	11,985
San Antonio TX GO PUT	1.150%	12/3/12	17,965	18,016
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare)	5.000%	11/15/14	1,600	1,781
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/12	2,745	2,808
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/13	1,155	1,216
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/14	1,785	1,917
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project)	5.000%	12/1/15	1,580	1,810

Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.070%	2/7/12	22,000	22,000
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/12	5,000	5,020
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/13	2,000	2,102
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/12	7,000	7,098
Texas GO	5.000%	10/1/12	7,000	7,228
Texas GO	5.000%	10/1/13	7,500	8,093
Texas GO	5.000%	10/1/14	8,370	9,391
1 Texas GO TOB PUT	0.201%	3/8/12	25,000	25,000
1 Texas GO TOB VRDO	0.080%	2/1/12	50,505	50,505
1 Texas GO TOB VRDO	0.080%	2/1/12	1,470	1,470
1 Texas GO TOB VRDO	0.080%	2/7/12	17,370	17,370
1 Texas GO TOB VRDO	0.080%	2/7/12	13,900	13,900
1 Texas GO TOB VRDO	0.080%	2/7/12	15,050	15,050
1 Texas GO TOB VRDO	0.080%	2/7/12	73,750	73,750
1 Texas GO TOB VRDO	0.140%	2/7/12	12,190	12,190
Texas Public Finance Authority Revenue
(Unemployment Compensation)	3.000%	7/1/12	5,200	5,261
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/12	45,000	45,905
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/14	20,735	23,000
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/15	9,000	10,157
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	34,500	39,626
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/16	8,000	9,330
Texas State University System Revenue	5.000%	3/15/13	1,000	1,052
Texas Tech University System Revenue
Financing System Revenue	4.000%	2/15/12	2,000	2,003
Texas TRAN	2.500%	8/30/12	110,000	111,499
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	20,365	20,626
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.080%	2/7/12	14,000	14,000
Texas Transportation Commission Revenue	5.000%	4/1/12	8,085	8,150
1 Texas Transportation Commission Revenue
TOB VRDO	0.080%	2/7/12	7,495	7,495
Texas Water Development Board Revenue	5.000%	7/15/14	1,355	1,508
Texas Water Development Board Revenue	5.000%	7/15/14	5,260	5,854
Tyler TX Independent School District GO	3.750%	2/15/13	2,150	2,228
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	24,900	26,642
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/13 (Prere.)	10,000	10,700
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.080%	2/7/12	4,500	4,500
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.070%	2/7/12	51,730	51,730
				1,414,741
Utah (0.4%)
Utah Board of Regents Student Loan Revenue	4.000%	11/1/13	5,000	5,303

Utah Board of Regents Student Loan Revenue	4.000%	11/1/14	10,000	10,894
Utah GO	5.375%	7/1/12	11,000	11,240
4 Utah GO	4.000%	7/1/14	10,000	10,865
Utah GO	5.000%	7/1/14	4,000	4,442
				42,744
Virgin Islands (0.0%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/14	3,350	3,576

Virginia (1.2%)
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	14,500	15,542
Norfolk VA BAN	3.000%	1/1/14	5,000	5,057
1 Richmond VA Public Utility Revenue TOB
VRDO	0.140%	2/7/12	7,490	7,490
3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/16	1,765	2,035
3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/17	3,500	4,097
1 University of Virginia Revenue TOB VRDO	0.080%	2/1/12	2,345	2,345
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/12	10,000	10,000
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/12	1,650	1,650
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	3,525	3,693
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/13	2,010	2,106
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/12	6,525	6,683
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/14	4,080	4,530
Virginia Public Building Authority Revenue	5.000%	8/1/12	1,100	1,127
Virginia Public Building Authority Revenue	5.000%	8/1/16	2,000	2,290
Virginia Public School Authority Revenue	4.000%	8/1/12	6,435	6,562
Virginia Public School Authority Revenue	5.000%	8/1/14	20,000	22,281
Virginia Public School Authority Revenue	5.000%	8/1/15	11,440	13,195
Virginia Small Business Financing Authority
Health Care Facilities Revenue (Sentara
Healthcare)	5.000%	11/1/13	3,505	3,756
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	15,000	15,580
				130,019
Washington (2.0%)
1 Bellevue WA GO TOB VRDO	0.210%	2/7/12	5,445	5,445
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.080%	2/7/12	8,280	8,280

Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.080%	2/7/12	6,295	6,295
Clark County WA Public Utility Revenue	5.000%	1/1/15	1,500	1,662
3 Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/13	5,000	5,267
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/14	6,940	7,698
King County WA School District GO	5.000%	6/1/12	6,700	6,808
1 King County WA Sewer Revenue TOB VRDO	0.080%	2/7/12	25,390	25,390
Spokane County WA School District No. 81 GO	5.125%	6/1/13 (Prere.)	4,985	5,308
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/12	5,555	5,667
Washington (Motor Vehicle Fuel Tax) GO	5.000%	7/1/13	5,050	5,387
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/13	9,215	9,864
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/14	9,440	10,504
Washington Economic Development Finance
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	2.000%	9/2/14	5,000	5,038
Washington GO	4.000%	2/1/12	3,915	3,915
Washington GO	5.000%	1/1/13	13,605	14,199
Washington GO	5.000%	1/1/13	10,535	10,995
Washington GO	5.000%	2/1/13	5,285	5,536
Washington GO	5.000%	1/1/15 (2)	4,500	5,079
Washington GO	5.000%	1/1/16	5,000	5,831
1 Washington GO TOB VRDO	0.080%	2/7/12	6,145	6,145
Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives)	2.000%	2/1/13	1,750	1,771
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/12	1,625	1,657
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/13	1,450	1,521
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/14	1,590	1,706
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/12	1,315	1,355
Washington Health Care Facilities Authority
Revenue (Providence Health & Services)	5.000%	10/1/15	1,445	1,637
Washington Health Care Facilities Authority
Revenue (Southwest Washington Medical
Center) VRDO	0.100%	2/7/12 LOC	26,360	26,360
Washington Higher Education Facilities
Authority Revenue (Whitman College Project)
VRDO	0.060%	2/7/12	27,670	27,670
				223,990
West Virginia (0.4%)
Mason County WV Pollution Control Revenue
(Appalachian Power Co. Project) PUT	2.000%	10/1/14	10,000	10,049
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/12	4,970	5,107
West Virginia Commissioner of Highways
Special Obligation Revenue	5.000%	9/1/13	4,645	4,975
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Ohio Power Co. - Amos Project) PUT	3.125%	4/1/15	5,000	5,190
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/13	1,300	1,363

West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/14	5,150	5,513
West Virginia University Revenue	3.000%	10/1/12	1,000	1,017
West Virginia University Revenue	5.000%	10/1/16	725	855
2 West Virginia University Revenue PUT	0.730%	10/1/14	10,000	10,000
				44,069
Wisconsin (2.3%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	5.750%	6/1/12 (ETM)	8,610	8,768
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.000%	6/1/12 (Prere.)	26,580	27,092
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	38,090	38,839
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.375%	6/1/12 (Prere.)	42,920	43,799
Madison WI Metropolitan School District
Revenue TOB VRDO	0.080%	2/2/12	19,245	19,245
Wisconsin GO	5.000%	5/1/12	2,250	2,277
Wisconsin GO	5.000%	5/1/14	6,490	7,158
Wisconsin GO	5.000%	5/1/15	10,000	11,427
Wisconsin GO	4.000%	11/1/16	6,000	6,900
Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.000%	11/15/13	1,000	1,074
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.000%	7/1/15	1,010	1,103
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.130%	2/7/12	750	750
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/13	1,500	1,571
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/13	6,000	6,342
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/14	6,000	6,527
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	4/15/15	1,500	1,658
3 Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	4.000%	7/15/15	700	755
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/15	6,000	6,674
3 Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/17	1,235	1,415
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)
PUT	4.750%	8/15/14	14,500	15,559
Wisconsin Health & Educational Facilities
Authority Revenue (Beloit College) VRDO	0.080%	2/7/12 LOC	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.080%	2/7/12 LOC	3,860	3,860
Wisconsin Health & Educational Facilities
Authority Revenue (Goodwill Industries of
North Central Wisconsin Inc.) VRDO	0.070%	2/7/12 LOC	4,440	4,440
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/12 (4)	1,330	1,352

Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	4.000%	8/1/13 (4)	1,320	1,375
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/13	1,500	1,583
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/15	1,790	1,977
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/16	6,115	6,866
Wisconsin Health & Educational Facilities
Authority Revenue (Wheaton Franciscan
Services Inc. System)	5.750%	2/15/12 (Prere.)	5,775	5,845
Wisconsin Petroleum Inspection Fee Revenue	5.000%	7/1/14	5,000	5,518
Wisconsin Transportation Revenue	5.000%	7/1/13 (Prere.)	4,000	4,268
				256,017
Total Tax-Exempt Municipal Bonds (Cost $11,131,129)				11,270,295
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.0%)
Money Market Fund (1.0%)
5 Vanguard Municipal Cash Management Fund
(Cost $116,975)	0.063%		116,974,978	116,975

Total Investments (100.6%) (Cost $11,248,104)				11,387,270
Other Assets and Liabilities-Net (-0.6%)				(66,199)
Net Assets (100%)				11,321,071

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $1,564,197,000, representing 13.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2012.
4 Securities with a value of $679,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.

Short-Term Tax-Exempt Fund

VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Short-Term Tax-Exempt Fund

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	11,270,295	—
Temporary Cash Investments	116,975	—	—
Futures Contracts—Assets[1]	5	—	—
Total	116,980	11,270,295	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2012	(174)	(23,012)	5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2012, the cost of investment securities for tax purposes was $11,252,011,000. Net unrealized appreciation of investment securities for tax purposes was $135,259,000, consisting of unrealized gains of $135,328,000 on securities that had risen in value since their purchase and $69,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Intermediate-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (98.9%)
Alabama (0.9%)
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	3,695	4,300
Alabama Incentives Financing Authority Special
Obligation Revenue	5.000%	9/1/24	2,520	2,932
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/19	58,350	69,657
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/20	60,660	71,779
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/21	62,600	73,485
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	12/1/22	13,595	15,853
Auburn University Alabama General Fee
Revenue	5.000%	6/1/16	3,690	4,348
Auburn University Alabama General Fee
Revenue	5.000%	6/1/17	1,550	1,872
Courtland AL Development Board Pollution
Control Revenue (International Paper Co.)	5.000%	6/1/25	5,000	5,041
Huntsville AL GO	5.000%	3/1/26	2,540	3,095
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.000%	2/1/18	2,830	3,165
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/19	2,415	2,751
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/20	2,845	3,253
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/21	3,630	4,096
Infirmary Health System Special Care Facilities
Financing Authority Mobile Alabama Revenue
(Infirmary Health System Inc.)	5.250%	2/1/30	10,000	10,610
Jefferson County AL Sewer Revenue (Capital
Improvement)	5.000%	8/1/12 (Prere.)	15,040	15,367
University of Alabama at Birmingham Hospital
Revenue VRDO	0.070%	2/7/12 LOC	30,000	30,000
				321,604
Alaska (0.1%)
Matanuska-Susitna Borough AK GO	5.500%	3/1/12 (3)	2,110	2,118
Northern Alaska Tobacco Securitization Corp.
Revenue	4.625%	6/1/23	17,335	16,997
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	12,755	14,354
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	1,000	1,125
				34,594

Arizona (2.6%)
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/20 (2)	2,430	2,664
Arizona Board Regents Arizona State University
System COP	5.000%	7/1/20 (14)	5,120	5,806
Arizona Board Regents Arizona State University
System COP	5.000%	6/1/21 (2)	4,310	4,693
Arizona Board Regents Arizona State University
System Revenue	6.000%	7/1/27	1,135	1,360
Arizona Board Regents Arizona State University
System Revenue	5.000%	6/1/28	2,545	2,928
Arizona COP	5.000%	9/1/25 (4)	10,000	11,083
Arizona COP	5.000%	9/1/27 (4)	5,000	5,465
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/24	10,000	11,163
Arizona Health Facilities Authority Revenue
(Banner Health)	5.000%	1/1/25	7,500	8,316
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.070%	2/7/12 LOC	42,290	42,290
Arizona Lottery Revenue	5.000%	7/1/22 (4)	18,000	21,320
Arizona Lottery Revenue	5.000%	7/1/24 (4)	15,000	17,502
Arizona Lottery Revenue	5.000%	7/1/25 (4)	15,000	17,415
Arizona Lottery Revenue	5.000%	7/1/26 (4)	13,975	16,048
Arizona School Facilities Board COP	5.000%	9/1/16	24,000	27,045
Arizona School Facilities Board COP	5.000%	9/1/16 (14)	34,300	37,862
Arizona School Facilities Board COP	5.000%	9/1/17	21,000	23,987
Arizona School Facilities Board COP	5.000%	9/1/17 (14)	26,755	29,358
Arizona School Facilities Board COP	5.000%	9/1/18	13,000	14,959
Arizona School Facilities Board COP	5.125%	9/1/21	5,000	5,715
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/13	7,090	7,561
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/14	8,000	8,874
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/18	10,000	11,978
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/19	10,000	11,840
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/20	11,500	13,501
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	16,300	18,989
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/22	9,940	12,296
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/24	10,000	11,452
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/25	7,540	8,608
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	4,000	4,084
Arizona Transportation Board Highway Revenue	5.250%	7/1/12 (Prere.)	4,110	4,197
Arizona Transportation Board Highway Revenue	5.000%	7/1/17	9,460	10,765
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	10,035	11,601
Arizona Transportation Board Highway Revenue	5.000%	7/1/23	8,180	8,952
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	2,000	2,185
Arizona Transportation Board Highway Revenue	5.000%	7/1/25	5,000	5,904
Arizona Transportation Board Highway Revenue	5.000%	7/1/30	5,000	5,743
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/30	5,000	5,956

Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/18	3,325	3,833
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/19	2,000	2,324
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/20	1,500	1,746
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/21	1,500	1,721
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/22	3,500	3,961
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/23	3,805	4,276
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/25	3,750	4,186
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/26	2,890	3,193
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/27	5,000	5,460
Glendale AZ Industrial Development Authority
Revenue (Midwestern University)	5.000%	5/15/30	14,000	15,112
Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.080%	2/7/12 LOC	10,000	10,000
Glendale AZ Transportation Excise Tax
Revenue	5.000%	7/1/23 (14)	4,235	4,731
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/16	6,500	7,314
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/17	10,000	11,373
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.000%	7/1/18	6,000	6,755
Maricopa County AZ Regional Public
Transportation Authority Excise Tax Revenue	5.000%	7/1/21	6,220	7,357
Maricopa County AZ Unified School District GO	5.000%	7/1/21	11,915	14,882
Maricopa County AZ Unified School District GO	5.000%	7/1/22 (ETM)	4,810	6,231
Maricopa County AZ Unified School District GO	5.000%	7/1/22	8,450	10,606
Mesa AZ GO	5.250%	7/1/12 (14)	10,000	10,203
Mesa AZ Utility System Revenue	5.000%	7/1/19 (14)	10,000	12,204
Mesa AZ Utility System Revenue	5.000%	7/1/21 (14)	11,900	14,680
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/14	5,110	5,587
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/23	5,000	5,721
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/24	2,235	2,543
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/25	5,000	5,665
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/27	9,530	10,641
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/28	9,555	10,614
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/30	13,330	14,695
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,840	8,592

Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	19,000	20,822
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/20	5,165	6,129
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/22 (14)	5,420	6,124
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	4.750%	7/1/24	7,805	8,784
Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue	5.500%	7/1/24	2,500	3,051
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.500%	7/1/12 (Prere.)	4,215	4,306
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/21 (14)	4,200	4,734
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/28	4,890	5,720
Phoenix AZ GO	5.000%	7/1/20	5,150	6,058
1 Phoenix AZ GO TOB VRDO	0.070%	2/7/12	17,085	17,085
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	4.000%	12/1/17	1,000	1,173
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/22	4,350	5,239
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/27	10,000	11,529
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	1/1/28	2,750	3,159
Salt River Project Arizona Agricultural
Improvement & Power District Revenue	5.000%	12/1/30	2,095	2,511
Salt Verde AZ Financial Project Revenue	5.250%	12/1/21	3,500	3,678
Salt Verde AZ Financial Project Revenue	5.250%	12/1/22	3,790	3,982
Salt Verde AZ Financial Project Revenue	5.250%	12/1/23	8,335	8,747
Salt Verde AZ Financial Project Revenue	5.250%	12/1/24	4,485	4,698
Salt Verde AZ Financial Project Revenue	5.250%	12/1/25	18,880	19,731
Salt Verde AZ Financial Project Revenue	5.250%	12/1/26	2,645	2,756
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	7,280	8,625
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	5,710	6,765
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/16 (Prere.)	6,850	8,116
Scottsdale AZ Municipal Property Corp. Excise
Tax Revenue	5.000%	7/1/22	12,415	16,003
Tucson AZ GO	7.375%	7/1/13	3,750	4,099
Tucson AZ GO	5.000%	7/1/26 (12)	1,000	1,138
Tucson AZ GO	5.000%	7/1/29 (12)	1,000	1,118
University Medical Center Corp. Arizona
Hospital Revenue	6.250%	7/1/29	1,500	1,725
				895,276
Arkansas (0.0%)
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/25	1,815	2,203
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/26	1,075	1,293
University of Arkansas Revenue (Fayetteville
Campus)	5.000%	11/1/27	1,695	2,021
				5,517

California (12.9%)
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/28	5,030	5,973
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.250%	10/1/29	5,300	6,253
Antelope Valley - East Kern CA Water Agency
COP VRDO	0.040%	2/7/12 LOC	16,600	16,600
1 Atwater CA Public Financing Authority
Wastewater Revenue TOB VRDO	0.220%	2/7/12 (4)	16,995	16,995
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	16,140	17,526
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (14)	2,000	2,035
Bay Area CA Infrastructure Financing Authority
Revenue	5.000%	8/1/17 (10)	4,500	4,729
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/21	20,195	23,265
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/21	7,000	8,191
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/23	26,400	30,252
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/24	22,435	25,649
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) VRDO	0.030%	2/7/12 LOC	30,000	30,000
Beverly Hills CA Unified School District GO	0.000%	8/1/28	5,000	2,648
Beverly Hills CA Unified School District GO	0.000%	8/1/29	8,000	3,986
1 Cabrillo CA Community College District
Revenue TOB VRDO	0.070%	2/7/12	12,300	12,300
1 California Department of Veteran Affairs
Revenue TOB VRDO	0.080%	2/7/12	2,575	2,575
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	37,000	37,852
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	10,000	10,233
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	61,875	63,319
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (14)	8,000	8,107
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	20,000	20,492
California Department of Water Resources
Power Supply Revenue	6.000%	5/1/12 (Prere.)	10,000	10,246
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	7,790	9,139
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	5,000	5,866
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/18	12,000	14,770
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/19	44,535	55,714
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	20,000	25,318
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	20,000	23,828
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	30,000	37,451

California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	19,250	22,701
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	10,000	12,322
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	28,925	32,137
California Economic Recovery Bonds GO	5.000%	7/1/15	41,775	45,955
California Economic Recovery Bonds GO	5.000%	7/1/20	29,500	36,383
California Economic Recovery Bonds GO	5.250%	7/1/21	50,000	62,200
California Educational Facilities Authority
Revenue (St. Mary's College of California)
VRDO	0.080%	2/7/12 LOC	17,000	17,000
California GO	5.000%	4/1/12	2,500	2,520
California GO	5.250%	10/1/13 (14)	5,615	6,047
California GO	5.250%	2/1/14	20,000	21,350
California GO	5.000%	6/1/14 (Prere.)	8,580	9,458
California GO	5.000%	8/1/14	6,355	7,013
California GO	5.250%	11/1/14	10,000	10,766
California GO	5.000%	3/1/15	6,000	6,746
California GO	5.250%	11/1/15	10,225	10,998
California GO	6.000%	2/1/16	1,500	1,790
California GO	5.000%	4/1/16	10,000	11,610
California GO	5.000%	9/1/16	8,000	9,405
California GO	5.000%	3/1/17	3,000	3,568
California GO	5.000%	4/1/17	9,500	11,319
California GO	5.000%	4/1/17	13,050	15,549
California GO	5.000%	10/1/17	20,000	24,090
California GO	5.500%	4/1/18	45,035	55,592
California GO	6.000%	4/1/18	11,480	14,492
California GO	5.000%	9/1/18	33,800	38,944
California GO	5.000%	12/1/18	85	92
California GO	5.500%	4/1/19	5,000	6,239
California GO	5.000%	10/1/19	10,000	12,234
California GO	5.000%	4/1/20	18,000	21,566
California GO	5.000%	8/1/20	18,970	21,863
California GO	5.000%	11/1/20 (14)	5,000	5,865
California GO	5.250%	11/1/20	9,000	9,618
California GO	5.000%	2/1/21	13,000	13,822
California GO	5.000%	12/1/21	16,365	19,074
California GO	5.000%	3/1/22 (2)	9,225	10,258
California GO	5.000%	3/1/22	6,375	7,093
California GO	5.250%	10/1/22	15,000	17,925
California GO	5.000%	3/1/23	29,000	32,085
California GO	5.000%	3/1/23	36,120	40,101
California GO	5.125%	11/1/23	7,000	7,441
California GO	5.000%	3/1/24	30,115	33,106
California GO	5.500%	8/1/26	23,665	27,362
California GO	5.250%	10/1/27	26,440	31,040
California GO	5.750%	4/1/29	2,395	2,790
California GO	5.000%	10/1/29	27,000	30,028
California GO	5.250%	3/1/30	29,500	33,306
California GO	5.750%	4/1/31	79,190	91,315
California GO	5.000%	6/1/31	3,000	3,215
California GO	6.500%	4/1/33	54,500	67,032
California GO VRDO	0.040%	2/7/12 LOC	6,000	6,000
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/12	2,000	2,007

California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/13	2,000	2,082
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.000%	3/1/14	2,205	2,366
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.125%	7/1/22	13,995	14,927
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/27	19,000	21,269
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.250%	3/1/28	9,160	10,142
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) PUT	5.000%	7/1/14	15,000	16,204
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/17	8,000	8,968
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/19	3,135	3,473
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/20	4,180	4,584
California Health Facilities Financing Authority
Revenue (Cedars-Sinai Medical Center)	5.000%	11/15/21	6,165	6,699
California Health Facilities Financing Authority
Revenue (Memorial Health Services) VRDO	0.060%	2/7/12	10,225	10,225
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/19	8,080	9,668
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.500%	10/1/20	4,000	4,849
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/21	7,110	8,322
California Health Facilities Financing Authority
Revenue (Scripps Health)	5.000%	10/1/22	3,250	3,762
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.250%	7/1/21	25,980	30,187
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.500%	7/1/29	15,000	17,072
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/15	7,550	8,559
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/16	5,000	5,909
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/17	5,100	6,204
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.500%	8/15/26	4,500	5,376
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	10,000	11,845
1 California Health Facilities Financing Authority
Revenue (Sutter Health) TOB VRDO	0.080%	2/7/12	5,400	5,400
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	5.000%	2/1/14	9,000	9,696
2 California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	0.580%	4/1/14	25,800	25,800
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) VRDO	0.050%	2/1/12	8,050	8,050

California Infrastructure & Economic
Development Bank Revenue (Los Angeles
County Museum of Natural History
Foundation) VRDO	0.040%	2/1/12 LOC	3,000	3,000
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/15	1,615	1,723
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/16	2,070	2,231
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/20	1,575	1,674
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.000%	2/1/21	1,700	1,788
California Municipal Finance Authority
(Community Hospitals of Central California
Obligated Group) COP	5.250%	2/1/24	5,000	5,193
California Municipal Finance Authority Revenue
(University of La Verne)	5.750%	6/1/25	8,525	9,414
California Municipal Finance Authority Revenue
(University of La Verne)	6.125%	6/1/30	3,000	3,290
California Public Works Board Lease Revenue
(Department of Corrections)	5.250%	1/1/16 (2)	5,265	5,966
California Public Works Board Lease Revenue
(Department of Corrections)	5.000%	6/1/25	3,100	3,187
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/28	5,000	5,808
California Public Works Board Lease Revenue
(Department of General Services)	6.125%	4/1/29	2,000	2,315
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/24	18,175	20,674
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/25	7,000	8,074
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.250%	12/1/26	5,000	5,722
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	13,000	14,495
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	8,000	8,850
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/29	10,705	11,750
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/14	8,370	9,113
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/15	9,980	11,209
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/16	8,750	9,858
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/17	4,985	5,547
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/18	5,700	6,343
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/19	11,820	13,153
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/20	10,000	11,004

California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/21	15,230	16,758
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/22	15,235	16,953
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/23	8,765	9,845
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/24	9,650	10,607
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	5/1/25	7,500	8,243
California Public Works Board Lease Revenue
(Regents of The University of California)	5.000%	12/1/28	8,145	9,418
California Public Works Board Lease Revenue
(Secretary of State & State Archives Building
Complex)	5.375%	12/1/12	7,895	7,964
California Public Works Board Lease Revenue
(Various Capital Projects)	6.250%	11/1/24	13,665	16,638
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/29	10,000	11,472
California Public Works Board Lease Revenue
(Various Capital Projects)	5.125%	10/1/31	4,250	4,630
California RAN	2.000%	5/24/12	43,000	43,226
California State University Revenue Systemwide	5.000%	11/1/26	14,775	16,849
California State University Revenue Systemwide	5.750%	11/1/27	5,000	5,891
California State University Revenue Systemwide	5.250%	11/1/28	7,395	8,765
California State University Revenue Systemwide	5.250%	11/1/29	7,790	9,161
California State University Revenue Systemwide	5.250%	11/1/30	7,960	9,295
California State University Revenue Systemwide	5.250%	11/1/31	4,000	4,646
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.250%	11/1/30	8,520	9,306
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.000%	4/1/16	36,970	42,257
California Statewide Communities Development
Authority Revenue (Kaiser Permanente) PUT	3.900%	7/1/14	23,550	24,979
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)
VRDO	0.070%	2/7/12	2,400	2,400
California Statewide Communities Development
Authority Revenue (Proposition 1A
Receivables Program)	5.000%	6/15/13	135,500	143,560
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.130%	2/7/12	8,476	8,476
Castaic Lake CA Water Agency Revenue COP
VRDO	0.060%	2/7/12 LOC	10,300	10,300
Cerritos CA Community College District GO	5.250%	8/1/28	3,540	4,113
Cerritos CA Community College District GO	5.250%	8/1/29	3,160	3,643
Cerritos CA Community College District GO	5.250%	8/1/30	4,235	4,855
1 Desert CA Community College District GO TOB
VRDO	0.130%	2/7/12	5,000	5,000
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.080%	2/1/12	23,725	23,725
Eastern California Municipal Water District
Water & Sewer Revenue VRDO	0.060%	2/7/12	11,525	11,525
El Monte CA High School District GO	5.500%	6/1/27 (12)	2,630	3,098
El Monte CA High School District GO	5.500%	6/1/28 (12)	2,355	2,760
El Segundo CA Unified School District GO	0.000%	8/1/28	2,705	1,227

El Segundo CA Unified School District GO	0.000%	8/1/29	8,655	3,622
El Segundo CA Unified School District GO	0.000%	8/1/30	9,160	3,595
Fairfield CA (Fairfield Water) COP	0.000%	4/1/23 (10)	1,000	598
Fairfield CA (Fairfield Water) COP	0.000%	4/1/24 (10)	3,455	1,948
Fairfield CA (Fairfield Water) COP	0.000%	4/1/25 (10)	6,340	3,356
Fairfield CA (Fairfield Water) COP	0.000%	4/1/27 (10)	6,480	3,003
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/23 (14)	2,875	1,634
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/24 (14)	1,700	910
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/25 (14)	2,055	1,037
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/26 (14)	2,985	1,406
Folsom Cordova CA Unified School District
School Facilities Improvement District No. 3
GO	0.000%	10/1/28 (14)	2,875	1,176
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.125%	1/15/19 (14)	5,200	5,200
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/28 (14)	15,000	15,237
Fresno CA Sewer Revenue	6.250%	9/1/14 (2)	9,270	9,916
Fresno CA Sewer Revenue	5.000%	9/1/25 (12)	2,275	2,602
Fresno CA Sewer Revenue	5.000%	9/1/26 (12)	7,425	8,440
Fresno CA Sewer Revenue	5.000%	9/1/27 (12)	7,835	8,854
Fresno County CA TRAN	3.000%	6/29/12	10,000	10,119
Gilroy CA Unified School District GO	0.000%	8/1/30 (12)	5,500	2,159
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	79,735	86,427
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/14	9,000	9,438
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/15	6,505	6,849
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/16	12,545	13,264
Golden State Tobacco Securitization Corp.
California	5.000%	6/1/21 (2)	15,000	15,009
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	79,085	64,671
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/33 (Prere.)	71,660	76,376
Hacienda La Puente CA Unified School District
GO	5.000%	8/1/25 (4)	7,000	8,444
Imperial CA Irrigation District Electric Revenue	5.000%	11/1/31	5,200	5,758
Irvine CA Ranch Water District Revenue VRDO	0.050%	2/1/12 LOC	5,900	5,900
La Mesa-Spring Valley CA School District GO	0.000%	8/1/23 (14)	2,090	1,308
La Mesa-Spring Valley CA School District GO	0.000%	8/1/25 (14)	3,635	2,003
La Mesa-Spring Valley CA School District GO	0.000%	8/1/27 (14)	1,500	712
La Mesa-Spring Valley CA School District GO	0.000%	8/1/28 (14)	3,170	1,410
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/18 (2)	5,495	6,102
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/19 (2)	3,970	4,414
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/20 (2)	3,250	3,615
Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/21 (2)	7,645	8,492

Long Beach CA Finance Authority Tax Revenue	5.500%	11/1/22 (2)	3,535	3,893
Long Beach CA Unified School District GO	0.000%	8/1/23 (12)	1,995	1,280
Long Beach CA Unified School District GO	0.000%	8/1/26 (12)	2,925	1,517
Los Angeles CA Community College District GO	5.000%	8/1/28	7,210	8,271
Los Angeles CA Community College District GO	5.250%	8/1/29	4,145	4,802
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/23	3,115	3,563
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	5,705	6,630
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/26	3,250	3,649
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/27	3,250	3,626
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/28	3,960	4,396
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/28	12,750	14,861
Los Angeles CA Department of Airports
International Airport Revenue	5.250%	5/15/29	5,000	5,792
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	2/1/12	13,500	13,500
Los Angeles CA Department of Water & Power
Revenue VRDO	0.050%	2/7/12	53,300	53,300
Los Angeles CA Harbor Department Revenue	5.000%	8/1/28	6,930	8,011
Los Angeles CA Municipal Improvement Corp.
Lease Revenue (Police Headquarters Facility)	5.000%	1/1/24 (14)	15,435	16,544
Los Angeles CA Unified School District GO	5.000%	7/1/16	7,290	8,542
Los Angeles CA Unified School District GO	5.000%	7/1/16 (4)	6,900	8,085
Los Angeles CA Unified School District GO	4.750%	7/1/19 (4)	12,500	14,357
Los Angeles CA Unified School District GO	5.000%	7/1/19	3,635	4,519
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	4,000	4,705
Los Angeles CA Unified School District GO	5.000%	7/1/21 (4)	10,000	11,763
Los Angeles CA Unified School District GO	5.000%	7/1/22 (4)	22,410	26,272
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	31,690	35,777
Los Angeles CA Unified School District GO	5.000%	7/1/23 (3)	24,035	27,331
Los Angeles CA Unified School District GO	5.000%	7/1/23 (4)	6,425	7,510
Los Angeles CA Unified School District GO	5.250%	7/1/23	8,835	10,676
Los Angeles CA Unified School District GO	5.250%	7/1/23	5,000	6,042
Los Angeles CA Unified School District GO	5.000%	7/1/24 (14)	19,915	22,059
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	7,330	8,473
Los Angeles CA Unified School District GO	5.000%	7/1/26	7,500	8,682
Los Angeles CA Unified School District GO	5.250%	7/1/28	8,000	9,434
Los Angeles CA Unified School District GO	5.200%	7/1/29	6,295	7,248
Los Angeles CA Wastewater System Revenue	5.000%	6/1/29	6,520	7,437
Los Angeles CA Wastewater System Revenue
VRDO	0.040%	2/7/12 LOC	18,895	18,895
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/15	10,665	12,246
Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue	5.000%	7/1/21	5,000	6,153
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/16	3,450	3,958
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/17	5,000	5,843
M-S-R California Energy Authority Revenue	7.000%	11/1/34	6,000	7,667
Metropolitan Water District of Southern
California Revenue VRDO	0.030%	2/7/12	31,285	31,285

Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) PUT	5.000%	2/7/13	5,000	5,228
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian) VRDO	0.060%	2/7/12 LOC	4,000	4,000
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/24 (12)	1,130	1,299
3 Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/25	1,675	1,997
3 Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/26	1,800	2,128
Oakland CA Redevelopment Agency Tax
Allocation Revenue (Central District Project)	5.000%	9/1/21 (2)	14,775	14,958
Oakland CA Unified School District GO	6.250%	8/1/18	1,000	1,189
Oakland CA Unified School District GO	6.250%	8/1/19	1,150	1,380
Orange County CA Airport Revenue	5.250%	7/1/25	6,480	7,562
Orange County CA Sanitation District COP	5.000%	2/1/28	7,250	8,312
Orange County CA Sanitation District COP	5.000%	2/1/29 (4)	2,500	2,775
Orange County CA Sanitation District COP	5.000%	2/1/29	4,510	5,140
Palmdale CA Community Redevelopment
Agency Tax Allocation Revenue	5.000%	9/1/28 (14)	10,575	10,577
Palo Alto CA Unified School District GO	0.000%	8/1/23	13,900	9,500
Palo Alto CA Unified School District GO	0.000%	8/1/28	20,320	10,761
Palo Alto CA Unified School District GO	0.000%	8/1/29	19,530	9,732
Palo Alto CA Unified School District GO	0.000%	8/1/31	12,305	5,440
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	6.500%	9/1/28	9,000	9,395
Poway CA Unified School District GO	0.000%	8/1/29	5,000	2,132
Redding CA Electric System COP	5.000%	6/1/23 (4)	6,875	7,802
Redding CA Electric System COP	5.000%	6/1/25 (4)	7,860	8,788
Redding CA Electric System COP	5.000%	6/1/27 (4)	4,660	5,177
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.070%	2/7/12	9,030	9,030
Rocklin CA Unified School District GO	0.000%	8/1/22 (14)	5,450	3,696
Roseville CA Natural Gas Financing Authority
Gas Revenue	5.000%	2/15/20	4,705	4,911
Sacramento CA Municipal Utility District
Financing Authority Revenue	5.000%	7/1/18 (14)	2,000	2,169
Sacramento County CA Airport Revenue	5.500%	7/1/27	7,870	8,818
Sacramento County CA Airport Revenue	5.500%	7/1/28	5,000	5,549
Sacramento County CA Airport Revenue	5.625%	7/1/29	5,485	6,100
Sacramento County CA GO	5.000%	2/1/15	9,190	9,939
Sacramento County CA GO	5.000%	2/1/17	4,650	5,195
Sacramento County CA GO	5.250%	2/1/18	6,140	7,001
Sacramento County CA GO	5.250%	2/1/19	4,940	5,658
Sacramento County CA GO	5.500%	2/1/20	4,700	5,491
Saddleback Valley CA Unified School District
GO	5.000%	8/1/23 (4)	5,460	5,976
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/17	2,500	2,825
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/18	8,995	10,223
San Bernardino County CA Medical Center
(Arrowhead Project) COP	5.000%	8/1/19	8,500	9,694
San Diego CA Community College District GO	5.000%	8/1/26	3,895	4,704
San Diego CA Community College District GO	5.000%	8/1/27	3,865	4,631
San Diego CA Community College District GO	5.000%	8/1/27	8,350	10,004

San Diego CA Community College District GO	5.000%	8/1/28	7,400	8,804
San Diego CA Community College District GO	5.000%	8/1/28	8,820	10,494
San Diego CA Community College District GO	5.000%	8/1/29	4,315	5,090
San Diego CA Community College District GO	5.000%	8/1/30 (4)	19,015	21,103
San Diego CA Community College District GO	5.250%	8/1/33	3,325	3,817
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/13	8,000	8,458
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.250%	5/15/25	10,000	12,102
San Diego CA Public Facilities Financing
Authority Sewer Revenue	5.000%	5/15/28	2,000	2,281
San Diego CA Unified School District GO	5.500%	7/1/25 (14)	10,000	12,789
San Diego CA Unified School District GO	5.500%	7/1/27 (4)	17,195	22,014
San Diego CA Unified School District GO	0.000%	7/1/30	17,310	7,059
1 San Diego CA Unified School District GO TOB
VRDO	0.070%	2/7/12 (4)	9,705	9,705
San Diego County CA Regional Airport Authority
Revenue	5.000%	7/1/28	2,500	2,771
San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.050%	2/7/12	34,985	34,985
1 San Diego County CA Water Authority Revenue
COP TOB VRDO	0.070%	2/7/12	15,300	15,300
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.070%	2/7/12	6,300	6,300
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/18	15,000	18,021
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/21	5,000	6,016
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/22	9,135	10,788
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/22	5,500	6,504
San Francisco CA City & County International
Airport Revenue	5.500%	5/1/26	3,370	3,922
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/28	5,730	6,555
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/29	6,270	7,119
San Francisco CA City & County International
Airport Revenue VRDO	0.050%	2/7/12 LOC	5,500	5,500
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/1/21 (ETM)	6,000	5,060
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/21 (14)	12,385	6,522
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	20,000	20,640
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/23 (2)	24,900	25,186
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/24 (14)	29,885	30,056
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.250%	8/1/27	2,400	2,490
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.375%	8/1/28	1,175	1,223
San Jose CA Redevelopment Agency Tax
Allocation Revenue	6.500%	8/1/28	25,385	27,287

1 San Jose CA Unified School District Santa Clara
County GO TOB VRDO	0.180%	2/7/12	5,000	5,000
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	4.625%	7/15/25	1,000	1,088
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.250%	7/15/28	2,000	2,228
San Ramon Valley CA Unified School District
GO	5.000%	8/1/26 (4)	12,800	13,820
1 San Ramon Valley CA Unified School District
GO TOB VRDO	0.140%	2/7/12	4,925	4,925
Santa Clara County CA Financing Authority
Lease Revenue (Multiple Facilities Projects)	5.000%	11/15/19	13,825	16,576
Santa Clara County CA Financing Authority
Lease Revenue (VMC Facility Replacement
Project) VRDO	0.060%	2/7/12	8,600	8,600
Santa Monica CA Community College District
GO	0.000%	8/1/23	9,045	5,929
Santa Monica CA Community College District
GO	0.000%	8/1/27	6,565	3,359
Santa Monica CA Community College District
GO	0.000%	8/1/28	7,105	3,437
Santa Monica CA Community College District
GO	0.000%	8/1/29	12,640	5,654
Santa Rosa CA Wastewater Revenue	0.000%	9/1/27 (2)	11,125	5,256
Southern California Public Power Authority
Revenue	5.000%	7/1/22	10,000	12,059
Southern California Public Power Authority
Revenue	5.000%	7/1/27	10,000	11,623
Southern California Public Power Authority
Revenue	5.000%	7/1/28	10,000	11,582
Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,500	2,875
Torrance CA Hospital Revenue (Torrance
Memorial Medical Center)	5.000%	9/1/30	4,735	5,009
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/19	3,000	3,568
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/20	13,130	15,467
Tuolumne CA Wind Project Authority Revenue	5.000%	1/1/21	13,465	15,693
Tuolumne CA Wind Project Authority Revenue	5.625%	1/1/29	9,000	10,338
Turlock CA Irrigation District Revenue	5.000%	1/1/27	3,935	4,389
Turlock CA Irrigation District Revenue	5.000%	1/1/28	4,160	4,609
Turlock CA Irrigation District Revenue	5.000%	1/1/29	4,335	4,772
Turlock CA Irrigation District Revenue	5.000%	1/1/30	2,250	2,460
University of California Revenue	5.000%	5/15/21	10,625	11,937
University of California Revenue	5.500%	5/15/24	14,675	18,133
University of California Revenue	5.000%	5/15/26	12,915	15,418
University of California Revenue	5.000%	5/15/27	5,000	5,919
University of California Revenue	5.000%	5/15/30	2,830	3,286
1 University of California Revenue TOB VRDO	0.140%	2/7/12	9,520	9,520
Ventura County CA Community College District
GO	0.000%	8/1/23	6,155	4,080
Ventura County CA Community College District
GO	0.000%	8/1/24	8,050	5,038
Ventura County CA Community College District
GO	0.000%	8/1/25	8,000	4,766

Ventura County CA Community College District
GO	0.000%	8/1/26	8,500	4,613
Ventura County CA Community College District
GO	0.000%	8/1/27	8,500	4,349
Ventura County CA Public Financing Authority
COP	5.625%	8/15/27	1,000	1,158
Ventura County CA Public Financing Authority
COP	5.750%	8/15/28	1,750	2,037
Ventura County CA Public Financing Authority
COP	5.750%	8/15/29	1,750	2,028
Victor Valley CA Community College District GO	5.375%	8/1/29	4,250	4,814
Walnut CA Energy Center Authority Revenue	5.000%	1/1/29	2,510	2,745
Walnut CA Energy Center Authority Revenue	5.000%	1/1/30	3,775	4,101
West Basin CA Municipal Water District COP	5.000%	8/1/25 (12)	5,365	5,989
West Basin CA Municipal Water District COP	5.000%	8/1/27 (12)	5,000	5,496
West Contra Costa CA Unified School District
GO	0.000%	8/1/17 (12)	1,565	1,361
West Contra Costa CA Unified School District
GO	0.000%	8/1/18 (12)	3,000	2,515
West Contra Costa CA Unified School District
GO	0.000%	8/1/19 (12)	4,190	3,321
West Contra Costa CA Unified School District
GO	0.000%	8/1/20 (12)	6,000	4,394
West Contra Costa CA Unified School District
GO	0.000%	8/1/33 (12)	2,810	884
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.040%	2/7/12 LOC	20,900	20,900
				4,353,911
Colorado (1.3%)
Aurora CO COP	5.000%	12/1/19	1,050	1,288
Aurora CO COP	5.000%	12/1/20	2,000	2,410
Aurora CO COP	5.000%	12/1/21	3,505	4,181
Aurora CO COP	5.000%	12/1/22	4,730	5,558
Aurora CO COP	5.000%	12/1/23	4,465	5,208
Aurora CO COP	5.000%	12/1/24	4,215	4,883
Aurora CO COP	5.000%	12/1/25	5,475	6,313
Broomfield CO City & County COP	5.000%	12/1/24	2,685	3,173
Broomfield CO City & County COP	5.000%	12/1/25	2,820	3,315
Broomfield CO City & County COP	5.000%	12/1/26	2,965	3,443
Broomfield CO City & County COP	5.000%	12/1/27	3,115	3,590
Broomfield CO City & County COP	5.000%	12/1/29	7,470	8,516
Colorado Department of Transportation RAN	5.375%	6/15/12 (Prere.)	8,500	8,749
Colorado Department of Transportation
Revenue	5.500%	6/15/12 (14)	11,780	12,013
Colorado Department of Transportation
Revenue	5.500%	6/15/13 (14)	14,500	15,531
Colorado Department of Transportation
Revenue	5.000%	12/15/15 (14)	37,825	44,065
Colorado Education Loan Program Revenue
TOB VRDO	0.080%	2/1/12	20,995	20,995
1 Colorado General Fund Revenue TOB VRDO	0.080%	2/1/12	12,800	12,800
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	6.125%	10/1/28	10,000	11,796
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/29	50,000	56,795
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	14,000	15,740

Colorado Health Facilities Authority Revenue
(Poudre Valley Health Care Inc. & Medical
Center of the Rockies)	5.000%	3/1/25	4,900	5,051
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	6,100	7,175
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/22	13,175	15,496
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.250%	1/1/30	20,955	23,196
Denver CO City & County (Medical Facilities)
GO	5.000%	8/1/14	7,065	7,548
Denver CO City & County Airport Revenue	5.000%	11/15/24 (10)	8,965	10,002
Denver CO City & County Airport Revenue	5.250%	11/15/28	3,210	3,694
3 Denver CO City & County School District No. 1
GO	5.000%	12/1/25	1,000	1,233
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/17 (14)	24,490	19,238
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	7,850	8,593
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/18 (14)	6,355	6,957
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	15,100	10,460
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/21	27,500	16,898
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	20,000	10,175
E-470 Public Highway Authority Colorado
Revenue	5.250%	9/1/25	1,500	1,572
E-470 Public Highway Authority Colorado
Revenue	5.375%	9/1/26	2,000	2,096
Moffat County CO Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.060%	2/7/12 LOC	5,900	5,900
1 Regional Transportation District of Colorado
Sales Tax Revenue TOB VRDO	0.080%	2/7/12	5,105	5,105
University of Colorado Enterprise System
Revenue	5.000%	6/1/20 (14)	5,785	6,852
University of Colorado Enterprise System
Revenue	5.000%	6/1/21 (14)	6,605	7,473
University of Colorado Enterprise System
Revenue	5.500%	6/1/24	2,000	2,506
University of Colorado Enterprise System
Revenue	5.500%	6/1/26	2,750	3,414
University of Colorado Hospital Authority
Revenue	6.000%	11/15/29	9,850	11,375
				442,371
Connecticut (1.1%)
Connecticut Development Authority Pollution
Control Revenue (Connecticut Light & Power
Co. Project)	4.375%	9/1/28	5,000	5,322
Connecticut GO	5.500%	12/15/12 (4)	5,020	5,253
Connecticut GO	5.000%	4/15/13	9,745	10,300
Connecticut GO	5.000%	11/1/13	10,000	10,810
Connecticut GO	5.500%	12/15/13	1,705	1,868

Connecticut GO	5.000%	4/15/14	13,690	15,055
Connecticut GO	5.500%	12/15/14	7,700	8,786
Connecticut GO	5.000%	4/15/15	16,155	18,403
Connecticut GO	5.000%	4/15/15	2,325	2,648
Connecticut GO	5.000%	5/1/15	1,865	2,128
2 Connecticut GO	0.580%	5/15/15	5,000	5,000
Connecticut GO	5.000%	11/1/15	5,000	5,799
Connecticut GO	5.000%	12/1/15 (14)	6,700	7,361
Connecticut GO	5.000%	12/15/15	14,345	16,701
Connecticut GO	5.000%	4/15/16	13,725	16,144
2 Connecticut GO	0.730%	5/15/16	5,000	5,000
2 Connecticut GO	0.730%	5/15/16	8,400	8,400
2 Connecticut GO	0.850%	5/15/17	5,000	5,000
Connecticut GO	5.000%	11/1/17	7,750	9,501
2 Connecticut GO	1.000%	5/15/18	14,000	14,000
Connecticut GO	5.000%	12/15/18	11,000	13,062
Connecticut GO	5.000%	11/1/20	4,970	6,329
Connecticut GO	5.000%	11/1/21	5,000	6,443
Connecticut GO	5.000%	11/1/23	10,000	12,640
Connecticut GO	5.000%	11/1/26	9,250	11,413
Connecticut GO	5.000%	11/1/27	12,695	15,514
Connecticut GO	5.000%	11/1/28	8,935	10,848
Connecticut Health & Educational Facilities
Authority Revenue (Connecticut State
University System)	5.000%	11/1/12 (4)	6,275	6,501
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,308
Connecticut Health & Educational Facilities
Authority Revenue (Wesleyan University)	5.000%	7/1/28	8,550	10,092
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program VRDO	0.080%	2/1/12	5,600	5,600
Connecticut Special Tax Revenue
(Transportation Infrastructure)	6.500%	10/1/12	6,600	6,874
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/12	4,685	4,854
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/13	2,970	3,211
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	2/1/14	12,000	13,105
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/14	7,315	8,215
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/17	7,090	8,683
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/23	12,085	14,300
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/24	10,880	12,832
Connecticut Special Tax Revenue
(Transportation Infrastructure)	5.000%	11/1/25	12,515	14,682
				362,985
Delaware (0.1%)
Delaware GO	5.000%	10/1/16	19,895	23,866
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/12	3,690	3,764
Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/13	3,875	4,133

Delaware Transportation Authority
Transportation System Revenue	5.000%	7/1/29	10,000	11,602
University of Delaware Revenue	5.000%	11/1/18	1,000	1,253
University of Delaware Revenue	5.000%	11/1/22	1,000	1,233
				45,851
District of Columbia (0.6%)
District of Columbia GO	0.000%	6/1/13 (14)	10,945	10,747
District of Columbia GO	5.000%	6/1/13 (Prere.)	10,880	11,565
District of Columbia GO	0.000%	6/1/14 (14)	16,650	16,051
District of Columbia GO	5.000%	6/1/19 (4)	5,325	6,303
District of Columbia GO	5.000%	6/1/20 (4)	11,840	13,868
District of Columbia GO	5.000%	6/1/21 (4)	10,380	12,045
District of Columbia Hospital Revenue
(Medlantic Healthcare Group Inc.)	6.000%	8/15/12 (ETM)	2,995	3,088
1 District of Columbia Income Tax Revenue TOB
VRDO	0.080%	2/7/12	13,610	13,610
District of Columbia Revenue (George
Washington University) VRDO	0.090%	2/7/12 LOC	33,460	33,460
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/21 (2)	5,610	6,237
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/22 (2)	5,800	6,405
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/23 (2)	6,600	7,255
District of Columbia Revenue (Georgetown
University)	5.000%	4/1/24 (2)	6,190	6,778
District of Columbia Revenue (Georgetown
University) PUT	4.700%	4/1/18	23,500	26,845
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.070%	2/7/12	12,000	12,000
				186,257
Florida (6.9%)
Brevard County FL School Board COP	5.000%	7/1/23 (12)	4,615	5,164
Brevard County FL School Board COP	5.000%	7/1/24 (12)	4,850	5,401
Brevard County FL School Board COP	5.000%	7/1/25 (12)	5,090	5,634
1 Brevard County FL School Board COP TOB
VRDO	0.070%	2/7/12 LOC	13,785	13,785
Broward County FL GO	5.000%	1/1/20	9,185	11,444
Broward County FL Port Facilities Revenue	5.500%	9/1/29	5,500	6,099
Broward County FL School Board COP	5.250%	7/1/20 (14)	4,155	4,367
Broward County FL School Board COP	5.250%	7/1/24 (4)	12,480	14,022
Broward County FL Water & Sewer Utility
Revenue	5.000%	10/1/23	2,000	2,336
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	3/1/14 (14)	35,000	37,517
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	20,000	21,820
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	70,000	76,318
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	16,000	17,669
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	10,000	11,043
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	23,000	25,848
Clay County FL Sales Surtax Revenue	5.000%	10/1/12 (12)	6,690	6,866

Clay County FL Sales Surtax Revenue	5.000%	10/1/16 (12)	8,135	9,221
Florida Board of Education Capital Outlay GO	5.000%	1/1/16	8,000	9,072
Florida Board of Education Capital Outlay GO	5.000%	1/1/17	4,600	5,177
Florida Board of Education Lottery Revenue	5.250%	7/1/12 (Prere.)	7,150	7,357
Florida Board of Education Lottery Revenue	5.250%	7/1/12 (Prere.)	3,700	3,807
Florida Board of Education Lottery Revenue	5.375%	7/1/12 (Prere.)	6,000	6,177
Florida Board of Education Lottery Revenue	5.500%	7/1/12 (Prere.)	7,860	8,095
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	6,000	6,410
Florida Board of Education Lottery Revenue	5.000%	7/1/13 (Prere.)	10,240	10,940
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,715	12,223
Florida Board of Education Lottery Revenue	5.000%	7/1/18	4,000	4,843
Florida Board of Education Lottery Revenue	5.000%	7/1/19	4,550	5,491
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (2)	12,545	13,928
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (2)	11,590	12,798
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (14)	14,690	16,865
Florida Board of Education Lottery Revenue	5.000%	7/1/23 (2)	11,235	12,303
Florida Board of Education Lottery Revenue	5.000%	7/1/24	13,700	15,559
Florida Board of Education Lottery Revenue	5.000%	7/1/24	11,385	13,174
Florida Board of Education Lottery Revenue	5.000%	7/1/25	14,385	16,263
Florida Board of Education Lottery Revenue	5.000%	7/1/25	13,215	15,211
Florida Board of Education Lottery Revenue	5.000%	7/1/26	13,875	15,834
Florida Board of Education Lottery Revenue	5.000%	7/1/27	15,855	17,699
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/12 (Prere.)	1,285	1,320
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	8,395	8,925
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,720	3,955
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/13	3,815	4,056
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	5,045	5,380
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13	3,845	4,101
Florida Board of Education Public Education
Capital Outlay GO	5.250%	6/1/13 (4)	16,540	16,978
Florida Board of Education Public Education
Capital Outlay GO	5.375%	6/1/13	6,820	7,004
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	3,910	4,324
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	5,040	5,396
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/14	4,005	4,429
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,105	4,707
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	5,540	6,353
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	7,295	7,788
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/15	4,205	4,822
Florida Board of Education Public Education
Capital Outlay GO	5.375%	6/1/15	11,000	11,179
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19	2,905	3,622

Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/20	26,350	29,436
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	5,585	6,954
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/20	3,500	4,143
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	6,105
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	9,245	11,502
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/23	2,125	2,565
Florida Board of Education Public Education
Capital Outlay GO	6.000%	6/1/23	7,000	9,838
Florida Board of Education Public Education
Capital Outlay GO	4.750%	6/1/27	2,600	3,051
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/30	15,000	17,775
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/31	5,000	5,875
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/12 (14)	3,000	3,059
Florida Department of Environmental Protection
& Preservation Revenue	5.250%	7/1/12	20,000	20,417
Florida Department of Environmental Protection
& Preservation Revenue	5.375%	7/1/12 (Prere.)	7,645	7,858
Florida Department of Environmental Protection
& Preservation Revenue	5.500%	7/1/13 (4)	11,920	12,753
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/17	8,175	9,719
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/19	5,855	7,030
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	9,025	10,133
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,045	10,993
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24	10,025	11,447
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/24 (14)	10,000	10,943
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25 (14)	6,700	7,582
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	9,475	10,574
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/25	10,525	11,934
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26 (14)	10,045	11,283
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	9,950	11,023
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/26	11,055	12,428
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	5,445	5,997
Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/27	11,605	12,960

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/28	10,970	12,031
Florida Department of General Services Division
Facilities Management Revenue (Florida
Facilities Pool)	5.000%	9/1/13 (2)	3,060	3,258
Florida Department of Transportation GO	5.000%	7/1/19	7,895	9,856
Florida Department of Transportation GO	5.000%	7/1/22	6,055	7,351
Florida Department of Transportation GO	5.000%	7/1/25	10,000	10,639
Florida Division Board Financial Department of
General Services Systems Revenue
(Department of Environmental Protection)	6.000%	7/1/12 (2)	11,500	11,768
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/12	40,000	40,762
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.250%	7/1/12	17,865	18,224
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/13	38,000	40,229
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/14	14,000	15,255
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	50,000	56,627
Florida Municipal Power Agency Revenue	5.250%	10/1/19 (4)	10,000	12,251
Florida Municipal Power Agency Revenue	5.000%	10/1/27	12,500	13,805
Florida Municipal Power Agency Revenue	5.750%	10/1/27	3,000	3,531
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/18	3,630	4,299
Florida Municipal Power Agency Revenue (St.
Lucie Project)	5.000%	10/1/19	3,535	4,219
Florida Municipal Power Agency Revenue
(Stanton Project)	5.500%	10/1/13 (4)	3,905	4,030
Florida Ports Financing Commission Revenue	5.000%	10/1/24	2,075	2,490
Florida Ports Financing Commission Revenue	5.000%	10/1/26	1,420	1,666
Florida Ports Financing Commission Revenue	5.000%	10/1/28	2,000	2,308
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	10,000	10,720
Florida Turnpike Authority Revenue	5.000%	7/1/19	1,365	1,610
Florida Turnpike Authority Revenue	5.000%	7/1/19 (2)	4,150	4,698
Florida Turnpike Authority Revenue	5.000%	7/1/20	3,000	3,509
Florida Turnpike Authority Revenue	5.000%	7/1/20 (2)	2,745	3,093
Florida Turnpike Authority Revenue	5.000%	7/1/22 (2)	5,120	5,769
Florida Water Pollution Control Financing Corp.
Revenue	5.000%	1/15/20	2,000	2,458
Fort Myers FL Improvement Revenue	5.000%	12/1/25 (14)	7,340	7,917
Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue	5.000%	10/1/25	1,690	1,958
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.130%	2/7/12	12,000	12,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	125	145
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	145	168
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	260	302

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	190	220
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	820	951
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/17	3,000	3,554
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	1,700	1,894
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	3,000	3,597
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/18	2,000	2,398
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/19	3,000	3,637
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	7,000	8,365
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	875	962
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	2,155	2,575
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/20	1,000	1,099
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	4.500%	11/15/21	2,250	2,579
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	135	148
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/21	1,000	1,093
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/21	2,000	2,402
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	740	804
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/22	1,000	1,086
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	1,310	1,418
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/23	500	541

Hillsborough County FL Assessment Revenue	5.000%	3/1/22 (14)	6,260	6,735
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/15	2,500	2,828
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/17	2,750	3,255
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18	3,400	4,071
Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.500%	8/15/17 (ETM)	3,650	4,542
Hillsborough County FL Industrial Development
Authority Pollution Control Revenue (Tampa
Electric Co. Project) PUT	5.000%	3/15/12 (2)	8,000	8,042
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,395
Hillsborough County FL School Board (Master
Lease Program) COP	5.500%	7/1/14 (14)	4,370	4,787
Hillsborough County FL School Board COP	5.000%	7/1/24	16,305	18,978
Hillsborough County FL School Board COP	5.000%	7/1/25	6,000	6,942
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (ETM)	5,255	5,657
Hillsborough County FL Utility Revenue	5.500%	8/1/13 (2)	4,745	5,096
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/22	2,500	3,033
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/28	3,900	4,529
Jacksonville FL Electric Authority Electric
System Revenue	5.000%	10/1/29	2,075	2,391
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.050%	2/1/12	2,600	2,600
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	2/7/12	12,950	12,950
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	2/7/12	7,400	7,400
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/17	6,000	7,223
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/19 (14)	5,000	5,599
Jacksonville FL Electric Authority Revenue (St.
John's River Power Park)	5.000%	10/1/20 (14)	5,000	5,599
3 Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/29	6,160	7,130
3 Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/30	7,160	8,232
3 Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/31	17,495	19,994
Jacksonville FL Electric Authority Water &
Sewer Revenue VRDO	0.070%	2/7/12	7,000	7,000
Jacksonville FL Sales Taxes Revenue	5.500%	10/1/13 (14)	3,045	3,299
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/23	5,415	6,241
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/24	5,685	6,510
Jacksonville FL Sales Taxes Revenue	5.000%	10/1/25	5,970	6,808
Jacksonville FL Sales Taxes Revenue	4.750%	10/1/28	13,280	14,573
Jacksonville FL Special Revenue	5.000%	10/1/20	15,420	18,997
Jacksonville FL Special Revenue	5.000%	10/1/25	4,800	5,554
Kissimmee FL Utility Authority Electric System
Revenue	5.250%	10/1/18 (4)	3,000	3,647

Lake County FL School Board COP	5.250%	6/1/15 (2)	4,075	4,464
Lake County FL School Board COP	5.250%	6/1/15 (2)	2,050	2,246
Lakeland FL Electric & Water Revenue	6.050%	10/1/12 (4)	10,000	10,369
Lee County FL Water & Sewer Revenue	5.250%	10/1/25	5,950	7,173
Manatee County FL School District Sales Tax
Revenues TOB VRDO	0.080%	2/1/12	24,995	24,995
Manatee County FL School District Tax
Revenue	5.000%	10/1/13 (2)	5,140	5,470
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23	1,460	1,648
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/23 (12)	1,800	2,033
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/24	2,630	2,950
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	5,000	5,851
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/26	6,500	7,214
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29 (12)	4,000	4,403
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	7,200	7,838
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/30	5,500	5,941
1 Miami-Dade County FL Aviation Revenue
(Miami International Airport) TOB VRDO	0.090%	2/7/12 (4)	5,620	5,620
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	13,760	15,083
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/14 (Prere.)	10,910	11,959
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/20 (2)	2,040	2,272
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.000%	4/1/24 (2)	5,275	5,732
Miami-Dade County FL School Board COP	5.000%	8/1/12 (2)	8,525	8,706
Miami-Dade County FL School Board COP	5.000%	2/1/13 (ETM)	5,175	5,417
Miami-Dade County FL School Board COP	5.000%	8/1/13 (2)	10,000	10,497
Miami-Dade County FL School Board COP	5.000%	5/1/16 (12)	9,335	10,676
Miami-Dade County FL School Board COP	5.000%	8/1/16 (2)	4,280	4,797
Miami-Dade County FL School Board COP	5.000%	5/1/19 (14)	5,685	6,309
Miami-Dade County FL School Board COP	5.000%	8/1/19 (2)	5,265	5,968
Miami-Dade County FL School Board COP	5.000%	11/1/21 (2)	3,280	3,550
Miami-Dade County FL School Board COP	5.000%	11/1/22 (2)	2,655	2,857
Miami-Dade County FL School Board COP	5.250%	5/1/23 (12)	25,200	28,778
Miami-Dade County FL School Board COP	5.000%	11/1/23 (2)	2,500	2,680
Miami-Dade County FL School Board COP	5.250%	5/1/24 (12)	27,650	31,452
Miami-Dade County FL School Board COP	5.250%	5/1/25 (12)	14,225	16,111
Miami-Dade County FL School Board COP	5.000%	11/1/25 (2)	5,025	5,357
Miami-Dade County FL School Board COP	5.250%	5/1/26 (12)	12,980	14,583
Miami-Dade County FL School Board COP	5.250%	5/1/28 (12)	15,530	17,245
Miami-Dade County FL School Board COP PUT	5.000%	5/1/16	10,000	11,117
Miami-Dade County FL Water & Sewer Revenue	5.250%	10/1/21	20,000	24,906
Miami-Dade County FL Water & Sewer Revenue	5.000%	10/1/26 (14)	7,400	8,256
North Brevard County FL Hospital District
Revenue (Parrish Medical Center Project)	5.500%	10/1/28	5,000	5,398
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Health Inc.)	5.250%	10/1/21	8,000	9,044

Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/21	2,215	2,582
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/23	2,000	2,287
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/29	11,000	12,084
Orange County FL School Board COP	5.000%	8/1/23 (14)	9,000	9,790
Orange County FL School Board COP	5.000%	8/1/24 (14)	4,000	4,339
Orange County FL School Board COP	4.500%	8/1/26	8,400	9,004
Orange County FL School Board COP	4.500%	8/1/27	7,000	7,474
Orange County FL Tourist Development
Revenue	5.000%	10/1/17	5,955	6,935
Orange County FL Tourist Development
Revenue	5.000%	10/1/18 (14)	18,980	21,884
Orange County FL Tourist Development
Revenue	5.000%	10/1/20 (14)	15,345	17,374
Orange County FL Tourist Development
Revenue	5.000%	10/1/21 (14)	16,605	18,662
Orange County FL Tourist Development
Revenue	5.000%	10/1/27 (2)	12,630	13,337
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/13 (2)	5,000	5,304
Orlando & Orange County FL Expressway
Authority Revenue	5.250%	7/1/14 (2)	4,000	4,239
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/27	7,780	8,818
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/30	3,500	3,910
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/21	5,000	6,394
Orlando FL Utility Commission Utility System
Revenue	5.250%	10/1/22	3,245	4,184
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/13 (ETM)	9,500	10,271
Orlando FL Utility Commission Water & Electric
Revenue	5.250%	10/1/14 (ETM)	4,500	5,065
Palm Beach County FL School Board COP	5.000%	8/1/13 (14)	2,095	2,220
Palm Beach County FL School Board COP	5.375%	8/1/13 (2)	2,690	2,866
Palm Beach County FL School Board COP PUT	5.000%	8/1/16	6,000	6,831
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/17	6,000	7,213
Palm Beach County FL Solid Waste Authority
Revenue	5.000%	10/1/18	6,000	7,302
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	15,000	17,046
1 Palm Beach County FL Solid Waste Authority
Revenue TOB VRDO	0.080%	2/7/12	6,400	6,400
Port St. Lucie FL Utility Revenue	5.000%	9/1/29 (12)	4,180	4,608
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	7,500	8,523
Sarasota County FL School Board COP	5.000%	7/1/18	2,185	2,578
Sarasota County FL School Board COP	5.000%	7/1/20	2,855	3,400
Sarasota County FL School Board COP	5.000%	7/1/23	5,380	6,218
Sarasota County FL School Board COP	5.000%	7/1/25	5,050	5,790
Seminole County FL School Board COP	5.000%	7/1/22 (4)	2,000	2,179
Seminole County FL Water & Sewer Revenue	5.000%	10/1/23	5,000	5,609

Seminole County FL Water & Sewer Revenue	5.000%	10/1/24	7,805	8,725
South Florida Water Management District COP	5.000%	10/1/13 (2)	5,000	5,325
South Florida Water Management District COP	5.000%	10/1/14 (2)	9,460	10,401
South Florida Water Management District COP	5.000%	10/1/15 (2)	5,800	6,546
South Florida Water Management District COP	5.000%	10/1/16 (2)	3,000	3,467
South Florida Water Management District COP	5.000%	10/1/24 (2)	4,000	4,429
South Florida Water Management District COP	5.000%	10/1/25 (2)	8,000	8,817
St. Johns County FL Development Authority
Revenue (Presbyterian Retirement
Communities Project)	5.750%	8/1/30	1,500	1,629
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.000%	9/1/23	5,985	6,848
Sunshine State Governmental Financing
Commission Florida Revenue (Miami Dade
County Program)	5.125%	9/1/24	4,625	5,304
Sunshine State Governmental Financing
Commission Florida Revenue VRDO	0.070%	2/7/12 LOC	11,950	11,950
Tallahassee FL Energy System Revenue	5.250%	10/1/13 (4)	4,380	4,708
Tallahassee FL Energy System Revenue	5.250%	10/1/14 (4)	3,980	4,424
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.250%	12/1/20	10,000	10,497
Tampa Bay FL Water Utility System Revenue	6.000%	10/1/29 (14)	10,000	13,888
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/19	3,580	4,306
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/21	18,420	21,748
Tampa FL Health System Revenue (Baycare
Health System)	5.000%	11/15/22	13,395	15,589
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/15 (Prere.)	2,020	2,335
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/18 (2)	2,675	2,973
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/19 (2)	9,450	10,433
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/21 (2)	11,355	12,385
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/22 (2)	13,470	14,623
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/23 (2)	5,000	5,420
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/24 (2)	15,100	16,323
Tampa-Hillsborough County FL Expressway
Authority Revenue	5.000%	7/1/25 (2)	5,000	5,390
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/29	2,300	2,821
Volusia County FL School Board COP	5.000%	8/1/21 (4)	3,495	3,744
Winter Park FL Water & Sewer Revenue	5.000%	12/1/29	1,975	2,261
				2,353,396
Georgia (2.6%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	4,000	4,733
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	10,000	11,684
Atlanta GA Airport Revenue	5.000%	1/1/20	1,000	1,200

Atlanta GA Airport Revenue	5.000%	1/1/21	2,000	2,363
Atlanta GA Airport Revenue	5.000%	1/1/22	2,300	2,691
Atlanta GA Airport Revenue	5.000%	1/1/30	6,410	7,009
Atlanta GA GO	5.250%	12/1/19 (12)	4,925	6,138
Atlanta GA GO	5.250%	12/1/20 (12)	3,280	4,029
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/16 (4)	7,000	8,238
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (3)	5,400	6,602
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/17 (4)	8,000	9,610
Atlanta GA Water & Wastewater Revenue	6.000%	11/1/21	1,000	1,260
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/22 (4)	9,800	11,864
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/25 (4)	6,500	8,460
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/26 (4)	15,220	19,832
Atlanta GA Water & Wastewater Revenue	5.750%	11/1/27 (4)	5,585	7,290
Carroll County GA School District GO	4.000%	4/1/14	1,400	1,501
Carroll County GA School District GO	4.000%	4/1/15	1,300	1,429
Carroll County GA School District GO	5.000%	4/1/16	3,000	3,511
Cobb County GA Kennestone Hospital Authority
Revenue	6.250%	4/1/34 (2)	1,000	1,188
Cobb County GA Kennestone Hospital Authority
Revenue	5.500%	4/1/37 (2)	7,500	8,271
Columbus GA Building Authority Lease Revenue	4.000%	1/1/19	1,910	2,246
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/17	1,250	1,484
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)
RAN	5.000%	11/15/20	1,400	1,672
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/23	1,410	1,760
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/24	1,500	1,861
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/25	1,250	1,540
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/31	2,225	2,600
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/32	4,000	4,627
Fayette County GA Hospital Authority (Fayette
Community Hospital Project) RAN	5.250%	6/15/23	11,395	13,251
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)	5.250%	6/15/23	6,110	7,083
Georgia GO	5.000%	4/1/12	8,020	8,085
Georgia GO	5.000%	10/1/13	20,095	21,676
Georgia GO	5.000%	7/1/14	7,800	8,660
Georgia GO	5.000%	7/1/14	16,550	18,375
Georgia GO	5.000%	7/1/14	7,290	8,094
Georgia GO	5.500%	7/1/14	10,750	12,064
Georgia GO	5.000%	10/1/14	18,385	20,605
Georgia GO	5.000%	7/1/15	15,000	17,262
Georgia GO	5.000%	9/1/15 (Prere.)	7,080	8,194
Georgia GO	5.000%	10/1/15	16,495	19,139
Georgia GO	5.000%	12/1/15	10,000	11,665
Georgia GO	5.000%	7/1/16	8,625	10,256
Georgia GO	5.000%	7/1/16	2,705	3,216
Georgia GO	5.000%	7/1/16	18,290	21,748
Georgia GO	5.000%	7/1/16	5,300	6,095
Georgia GO	5.000%	11/1/17	5,590	6,910
Georgia GO	5.000%	7/1/20	13,920	17,885
Georgia GO	5.000%	11/1/20	9,240	11,923
Georgia Municipal Electric Power Authority
Revenue	6.500%	1/1/17 (14)	9,420	10,841
Georgia Road & Tollway Authority GAN	5.000%	6/1/14	27,395	30,227

Georgia Road & Tollway Authority GAN	5.000%	6/1/14 (14)	3,000	3,309
Georgia Road & Tollway Authority Revenue	5.000%	6/1/14	16,735	18,465
Georgia Road & Tollway Authority Revenue	5.000%	6/1/15	21,260	24,273
Georgia Road & Tollway Authority Revenue	5.000%	6/1/16	26,105	30,725
Georgia Road & Tollway Authority Revenue	5.000%	3/1/19	15,000	18,862
Georgia Road & Tollway Authority Revenue	5.000%	10/1/21	2,420	3,140
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	9,385	9,426
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	8,775	8,813
Georgia Road & Tollway Authority Revenue
(Governor's Transportation Choices Initiative)	5.375%	3/1/12 (Prere.)	9,000	9,039
Gwinnett County GA Water & Sewer Authority
Revenue	5.000%	8/1/15	7,915	9,128
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/22	1,430	1,659
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/24	1,250	1,430
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/15	6,380	6,963
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/17	2,035	2,265
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/20	23,970	26,234
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	37,000	40,246
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	5,000	5,185
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/22	9,490	9,833
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	5.250%	7/1/26 (14)	4,800	6,040
Municipal Electric Authority Georgia Revenue	5.000%	4/1/17	3,980	4,689
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,500	4,155
Municipal Electric Authority Georgia Revenue	5.000%	4/1/18	3,565	4,251
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,000	3,616
Municipal Electric Authority Georgia Revenue	5.000%	4/1/19	3,160	3,809
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	35,000	42,225
Municipal Electric Authority Georgia Revenue	5.000%	11/1/23	14,605	17,257
Municipal Electric Authority Georgia Revenue	5.000%	11/1/24	11,650	13,673
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/16	3,480	4,016
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.750%	1/1/19	51,440	63,947
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/16	6,580	7,594
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/18	5,000	5,922
Municipal Electric Authority Georgia Revenue
(Project One)	5.000%	1/1/21	7,600	9,191
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/29	3,340	3,861
Richmond County GA Hospital Authority
(University Health Services Inc. Project) RAN	5.500%	1/1/24	17,500	19,565
South Fulton GA Municipal Regional Water &
Sewer Authority Water Revenue VRDO	0.070%	2/7/12 LOC	10,715	10,715
				893,468

Hawaii (0.5%)
Hawaii Airports System Revenue	5.250%	7/1/30	16,975	19,071
Hawaii GO	5.375%	8/1/12 (14)	10,480	10,526
Hawaii GO	5.000%	10/1/14 (Prere.)	7,000	7,839
Hawaii GO	5.000%	10/1/14 (Prere.)	5,000	5,600
Hawaii GO	5.000%	11/1/16	8,275	9,901
Hawaii GO	5.000%	7/1/17 (2)	45,035	51,332
Hawaii GO	5.000%	12/1/18	9,250	11,511
Hawaii GO	5.000%	12/1/20	4,480	5,689
Hawaii GO	5.000%	12/1/22	10,000	12,726
Hawaii GO	5.000%	10/1/24 (14)	3,000	3,309
Hawaii GO	5.000%	3/1/25 (4)	6,000	6,863
Hawaii GO	5.000%	12/1/31	10,000	11,917
Hawaii Pacific Health Revenue	5.625%	7/1/30	2,345	2,562
Honolulu HI City & County GO	5.000%	7/1/19 (4)	3,000	3,566
Honolulu HI City & County GO	5.000%	7/1/20 (4)	2,705	3,188
Honolulu HI City & County GO	5.000%	8/1/24	4,535	5,628
Honolulu HI City & County GO	5.000%	8/1/28	5,000	6,023
Honolulu HI City & County Wastewater System
Revenue	4.500%	7/1/27	3,075	3,465
				180,716
Idaho (0.1%)
Idaho Bond Bank Authority Revenue	5.250%	9/15/24	2,000	2,416
Idaho Bond Bank Authority Revenue	5.250%	9/15/26	1,000	1,193
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.125%	12/1/28	12,050	14,197
Idaho Housing & Finance Association RAN	5.000%	7/15/14	4,890	5,365
Idaho Housing & Finance Association RAN	4.750%	7/15/19	5,000	6,012
				29,183
Illinois (5.5%)
Berwyn IL GO	5.000%	12/1/25 (4)	5,000	5,510
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/13 (14)	29,170	28,752
Chicago IL Board of Education (School Reform)
GO	0.000%	12/1/19 (14)	5,610	4,427
Chicago IL Board of Education GO	5.000%	12/1/16 (4)	1,985	2,318
Chicago IL Board of Education GO	0.000%	12/1/18 (14)	4,520	3,741
Chicago IL Board of Education GO	5.000%	12/1/18 (4)	2,500	2,896
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,959
Chicago IL Board of Education GO	5.000%	12/1/19 (4)	6,130	7,024
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,979
Chicago IL Board of Education GO	6.000%	1/1/20 (14)	5,300	6,270
Chicago IL Board of Education GO	5.000%	12/1/20 (4)	1,500	1,709
Chicago IL Board of Education GO	5.000%	12/1/20 (2)	20,000	22,790
Chicago IL Board of Education GO	5.000%	12/1/20	2,250	2,658
Chicago IL Board of Education GO	5.000%	12/1/26 (4)	12,640	13,641
Chicago IL Board of Education GO	0.000%	12/1/31 (14)	5,180	2,051
1 Chicago IL Board of Education GO TOB VRDO	0.200%	2/1/12	23,095	23,095
Chicago IL GO	5.250%	1/1/17 (14)	2,300	2,771
Chicago IL GO	5.500%	1/1/17 (4)	18,430	21,558
Chicago IL GO	5.000%	1/1/18	1,525	1,752
Chicago IL GO	5.000%	1/1/18 (4)	17,530	19,096
Chicago IL GO	5.000%	1/1/19	3,825	4,405
Chicago IL GO	5.000%	1/1/21 (4)	18,155	20,103
Chicago IL GO	5.000%	1/1/21	5,490	6,170
Chicago IL GO	5.000%	12/1/21	5,730	6,563

Chicago IL GO	0.000%	1/1/22	4,750	3,328
Chicago IL GO	0.000%	1/1/23	4,900	3,252
Chicago IL GO	5.000%	1/1/23	10,585	11,861
Chicago IL GO	5.000%	12/1/23	7,000	7,907
Chicago IL GO	5.000%	1/1/26 (4)	10,000	10,925
Chicago IL GO	0.000%	1/1/27	7,000	3,738
Chicago IL GO	5.000%	1/1/27 (14)	8,200	9,004
Chicago IL GO	5.000%	1/1/28 (14)	5,000	5,459
Chicago IL GO VRDO	0.070%	2/1/12	7,540	7,540
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	5,540	5,659
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	13,425	13,714
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	7,150	7,304
Chicago IL Housing Authority Capital Project
Revenue	5.375%	7/1/12 (Prere.)	3,715	3,795
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/30	35,000	41,743
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.080%	2/7/12	5,130	5,130
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/14 (14)	2,000	2,152
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/15 (14)	5,200	5,753
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18 (4)	7,025	8,035
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,000	4,659
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/18	4,200	4,892
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	22,920	25,963
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/19 (4)	8,920	10,331
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/22 (4)	18,295	20,592
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/23 (4)	15,275	17,104
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/24 (4)	18,250	20,351
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	13,495	15,424
Chicago IL O'Hare International Airport Revenue	5.500%	1/1/31	10,000	11,430
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/28	4,835	5,546
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/29	5,170	5,887
Chicago IL Park District Harbor Facilities GO	5.000%	1/1/30	2,770	3,102
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/13	4,000	4,190
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/14	4,200	4,506
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/15	6,060	6,651
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	12/1/16 (Prere.)	2,455	2,962
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/18 (2)	7,545	8,372
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.500%	6/1/18	7,435	8,699
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20	4,900	5,515
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/20 (12)	3,185	3,596
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/24 (12)	5,000	5,552
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/25 (12)	11,000	12,154

Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.250%	6/1/26 (12)	8,260	9,044
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	31,170	33,837
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/27	13,085	14,205
Chicago IL Transit Authority Capital Grant
Receipts Revenue	5.000%	6/1/28	30,225	32,570
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.000%	12/1/19	9,915	12,021
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/30	10,000	11,508
Chicago IL Water Revenue	0.000%	11/1/14 (2)	7,460	7,198
Chicago IL Water Revenue	0.000%	11/1/15 (2)	7,555	7,052
Chicago IL Water Revenue	5.000%	11/1/19 (4)	17,565	20,607
Cook County IL Community College District GO	5.000%	12/1/23	1,100	1,264
Cook County IL GO	5.000%	11/15/18	8,000	9,332
Cook County IL GO	5.000%	11/15/20	7,500	8,615
Cook County IL GO	5.000%	11/15/21	5,410	6,160
Cook County IL GO	5.250%	11/15/28	35,500	40,076
Cook County IL High School District No. 205
(Thornton Township) GO	5.000%	12/1/15 (12)	2,020	2,315
Cook County IL High School District No. 205
(Thornton Township) GO	5.500%	12/1/17 (12)	2,000	2,437
Du Page & Cook Counties IL Community
Consolidated School District GO	4.500%	1/1/21 (14)	4,900	5,459
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/23	2,315	2,766
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/25	2,720	3,213
Grundy & Will Counties IL Community Unified
School District GO	5.875%	2/1/26	3,060	3,593
Grundy & Will Counties IL Community Unified
School District GO	5.875%	8/1/28	6,520	7,578
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.070%	2/7/12 LOC	5,000	5,000
1 Illinois Educational Facilities Authority Revenue
(Northwestern University) TOB VRDO	0.090%	2/7/12	6,200	6,200
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	3.375%	2/3/14	10,000	10,516
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,913
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/19	1,500	1,783
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/20	2,000	2,339
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/21	6,535	7,565
Illinois Finance Authority Revenue (Advocate
Health Care Network)	5.000%	4/1/22	10,000	11,439
Illinois Finance Authority Revenue (Advocate
Health Care Network)	6.125%	11/1/23	3,000	3,684
Illinois Finance Authority Revenue (Advocate
Health Care Network) PUT	4.375%	7/1/14	7,500	8,054
Illinois Finance Authority Revenue (Carle
Foundation)	5.625%	8/15/31	10,000	10,905

1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.180%	2/7/12 (12)	12,680	12,680
1 Illinois Finance Authority Revenue (Carle
Foundation) TOB VRDO	0.180%	2/7/12 (12)	15,000	15,000
Illinois Finance Authority Revenue (Central
DuPage Health)	5.000%	11/1/27	18,725	20,777
Illinois Finance Authority Revenue (Central
Dupage Health)	5.125%	11/1/29	15,000	16,555
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.500%	8/15/28	21,760	23,517
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.060%	2/7/12 LOC	8,500	8,500
Illinois Finance Authority Revenue (ITT
Research Institute) VRDO	0.060%	2/7/12 LOC	5,600	5,600
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.250%	8/15/36	6,500	6,643
Illinois Finance Authority Revenue (Memorial
Health System)	5.250%	4/1/29	12,670	13,603
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.250%	7/1/28	8,500	9,312
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.750%	8/15/30	9,000	10,396
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.080%	2/1/12	3,595	3,595
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,160
Illinois Finance Authority Revenue (Palos
Community Hospital)	5.375%	5/15/30	34,070	37,094
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.000%	11/1/23 (14)	5,000	5,443
Illinois Finance Authority Revenue (Rush
University Medical Center)	5.750%	11/1/28 (14)	3,000	3,287
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.375%	11/1/29	7,000	8,226
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	5.500%	8/15/30	8,000	8,131
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.250%	3/1/30 (4)	7,000	7,773
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/18	3,555	4,285
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/19	11,605	14,112
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/20	3,185	3,893
Illinois Finance Authority Revenue (University of
Chicago Medical Center)	5.000%	8/15/22	10,000	11,944
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/17	1,415	1,716
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/22	2,000	2,505
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/23	4,000	4,960
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/24	5,195	6,405
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/25	2,990	3,663

3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/26	3,500	4,255
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/27	2,140	2,583
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/28	1,400	1,687
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/29	1,250	1,494
Illinois GO	5.375%	7/1/12 (Prere.)	5,500	5,619
Illinois GO	5.375%	7/1/12 (Prere.)	5,000	5,108
Illinois GO	5.250%	10/1/12	14,000	14,452
Illinois GO	5.500%	8/1/13 (14)	14,005	15,003
Illinois GO	5.250%	10/1/14	40,000	42,845
Illinois GO	5.000%	1/1/15	6,050	6,678
Illinois GO	5.500%	8/1/17 (14)	7,500	7,661
Illinois GO	5.500%	8/1/18 (14)	6,000	6,120
Illinois GO	5.000%	1/1/19	15,475	18,036
Illinois GO	5.000%	1/1/20 (4)	8,635	10,096
Illinois GO	5.000%	1/1/21 (4)	21,470	24,770
Illinois GO	5.250%	1/1/21	7,425	8,794
Illinois GO	5.000%	1/1/22	2,740	3,103
Illinois GO	5.000%	11/1/24 (2)	5,000	5,390
Illinois GO	5.000%	4/1/26 (2)	12,600	13,457
Illinois GO	5.000%	6/1/26	900	916
Illinois GO	5.000%	6/1/26	5,100	5,417
Illinois GO	5.000%	6/1/27 (14)	4,000	4,071
Illinois GO	5.000%	3/1/28	5,500	5,644
Illinois GO	5.000%	9/1/31	2,500	2,661
1 Illinois GO TOB VRDO	0.080%	2/7/12 LOC	29,625	29,625
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital)	6.250%	1/1/17	5,060	5,309
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/22 (4)	5,000	6,712
Illinois Regional Transportation Authority
Revenue	6.000%	7/1/23 (14)	5,000	6,612
Illinois Regional Transportation Authority
Revenue	6.250%	7/1/23 (4)	11,475	15,578
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.080%	2/7/12	14,210	14,210
Illinois Sales Tax Revenue	0.000%	12/15/16 (2)	5,000	4,344
Illinois Sales Tax Revenue	5.000%	6/15/18	12,000	14,435
Illinois Sales Tax Revenue	5.375%	6/15/18	9,860	12,083
Illinois Sales Tax Revenue	5.000%	6/15/19	6,000	7,290
Illinois Sales Tax Revenue	5.000%	6/15/20	5,225	6,251
Illinois Sales Tax Revenue	5.375%	6/15/20	9,635	12,113
Illinois Sales Tax Revenue	5.000%	6/15/28 (14)	6,000	6,452
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	23,000	25,188
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	5,000	5,667
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	20,000	22,590
Illinois Toll Highway Authority Revenue	5.000%	1/1/25 (4)	5,700	6,398
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/19	5,000	4,230
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/20	5,000	4,066
Lake County IL Community High School District
No. 127 GO	0.000%	2/1/22	5,690	4,246

Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/15 (14)	13,000	11,998
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/16 (14)	11,330	10,137
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/19 (3)	38,340	30,580
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/21 (14)	6,000	4,241
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	21,000	13,468
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/23 (14)	32,515	20,853
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/24 (14)	15,795	9,658
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/25 (14)	19,785	11,454
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/26 (4)	10,725	5,994
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/27 (4)	6,400	3,358
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/29 (14)	30,000	13,448
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/14 (12)	2,800	2,659
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/15 (12)	2,800	2,581
Peoria IL Public Building Community School
District Revenue	0.000%	12/1/16 (12)	2,900	2,596
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/16	10,000	11,270
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/17	6,000	6,828
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.000%	6/1/18	5,000	5,631
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	27,000	30,805
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	10,000	11,213
Southwestern IL Development Authority
Revenue (Local Government Program)	5.000%	4/15/30	10,000	11,001
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/16 (14)	15,270	14,067
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/21	3,430	4,086
University of Illinois Auxiliary Facilities System
Revenue	5.000%	4/1/22	6,015	7,019
University of Illinois Auxiliary Facilities System
Revenue	5.250%	4/1/30	5,000	5,586
1 University of Illinois Auxiliary Facilities System
Revenue TOB VRDO	0.080%	2/7/12	14,300	14,300
				1,866,128
Indiana (1.3%)
Decatur Township IN Multi-School Buildings
Corp. Revenue	5.000%	7/15/21 (4)	5,695	6,392
Franklin IN Community Multi-School Building
Corp. Revenue	5.000%	7/15/23 (4)	2,480	2,981

Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/24 (14)	2,735	2,910
Hammond IN Multi-School Building Corp.
Mortgage Revenue	5.000%	7/15/25 (14)	2,875	3,053
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/15	3,865	4,348
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/17	3,315	3,920
Indiana Finance Authority Facilities Revenue
(Miami Correctional Facility - Phase II)	5.000%	7/1/18	4,085	4,896
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/14	2,510	2,746
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/18	5,000	5,970
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/20	4,370	5,081
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.000%	11/1/23	3,570	4,040
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/24	10,855	12,401
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/25	13,895	15,783
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/26	14,425	16,272
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/27	8,615	9,613
Indiana Finance Authority Lease Revenue	5.000%	11/1/17	7,500	8,977
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.080%	2/1/12	24,200	24,200
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.080%	2/1/12	19,200	19,200
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.080%	2/1/12	24,300	24,300
Indiana Finance Authority Revenue (Marion
General Hospital) VRDO	0.080%	2/7/12 LOC	10,000	10,000
Indiana Finance Authority Revenue (Trinity
Health)	5.000%	12/1/28	6,295	7,058
Indiana Finance Authority Wastewater Utility
Revenue (CWA Authority Project)	5.250%	10/1/31	10,000	11,540
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/24	2,000	2,127
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/25	14,000	14,819
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/26	18,475	19,438

Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	3.750%	2/1/12	10,000	10,000
3 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
PUT	1.600%	2/1/17	9,000	8,994
1 Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
TOB VRDO	0.130%	2/7/12	12,750	12,750
Indiana Municipal Power Agency Revenue	5.250%	1/1/15 (14)	750	778
Indiana Municipal Power Agency Revenue	5.625%	1/1/28	4,640	5,349
Indiana Municipal Power Agency Revenue	5.750%	1/1/29	2,000	2,311
Indiana Office Building Commission Facilities
Revenue (New Castle Correctional Facility)	5.250%	7/1/19 (14)	2,515	3,066
Indiana Transportation Finance Authority
Highway Revenue	5.000%	12/1/12 (14)	4,500	4,680
Indiana University Student Fee Revenue	5.000%	8/1/15	1,000	1,152
Indiana University Student Fee Revenue	5.000%	8/1/16	2,500	2,970
Indiana University Student Fee Revenue	5.000%	8/1/26	1,000	1,227
Indiana University Student Fee Revenue	5.000%	8/1/29	1,000	1,199
Indiana University Student Fee Revenue	5.000%	6/1/30	2,000	2,414
Indiana University Student Fee Revenue	5.000%	8/1/30	1,560	1,860
Indiana University Student Fee Revenue	5.000%	6/1/31	1,500	1,794
Indianapolis IN Gas Utility Revenue	5.000%	8/15/21 (4)	3,530	4,174
Indianapolis IN Gas Utility Revenue	5.000%	8/15/22 (4)	15,655	18,315
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/19	3,000	3,635
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/20	1,545	1,883
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	2/1/20	5,000	5,994
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/21	8,590	10,341
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	1/15/22	7,000	8,337
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/22	1,425	1,690
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/23	1,895	2,230
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/25	2,085	2,429
Indianapolis IN Local Public Improvement Bond
Bank Revenue	5.000%	8/1/26	1,985	2,298
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.500%	1/1/29	10,000	11,443
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/23 (4)	4,285	5,108
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/25 (4)	3,535	4,144
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/28	4,065	4,823
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.500%	2/1/29	4,370	5,166
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	13,250	14,622

Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	11,750	12,967
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project)	5.000%	7/1/17	5,000	5,783
Whiting IN Environmental Facilities Revenue
(BP Products North America Inc. Project) PUT	2.800%	6/2/14	18,000	18,623
				446,614
Iowa (0.3%)
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.500%	6/15/29	2,000	2,211
Ames IA Hospital Revenue (Mary Greeley
Medical Center)	5.625%	6/15/31	2,000	2,183
Clinton Community School District Iowa School
Infrastructure Sales, Services, & Use Tax
Revenue	4.750%	7/1/27	1,565	1,804
Clinton Community School District Iowa School
Infrastructure Sales, Services, & Use Tax
Revenue	5.000%	1/1/30	6,080	6,948
Des Moines IA Independent Community School
District School Infrastructure Revenue	5.000%	6/1/19	3,400	4,051
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	2/15/29 (12)	13,500	14,927
Iowa Finance Authority Health Facilities
Revenue (Iowa Health System)	5.250%	8/15/29 (12)	5,500	6,118
Iowa GO	5.500%	2/15/13 (14)	8,945	9,414
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/27	5,985	7,142
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/28	6,280	7,449
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/21	1,150	1,439
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/22	2,100	2,605
Iowa Special Obligation Revenue (Prison
Infrastructure)	5.000%	6/15/27	4,000	4,776
Iowa Student Loan Liquidity Corp. Revenue	5.000%	12/1/16	8,545	9,687
Iowa Student Loan Liquidity Corp. Revenue	5.250%	12/1/17	5,655	6,544
				87,298
Kansas (0.4%)
Cowley County KS Unified School District GO	4.750%	9/1/26 (4)	3,680	4,109
Cowley County KS Unified School District GO	4.750%	9/1/27 (4)	3,500	3,884
Kansas Department of Transportation Highway
Revenue	5.000%	9/1/12	7,400	7,607
Kansas Department of Transportation Highway
Revenue VRDO	0.060%	2/7/12	10,605	10,605
Kansas Department of Transportation Highway
Revenue VRDO	0.070%	2/7/12	23,710	23,710
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/30	1,000	1,093
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/31	1,000	1,059
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.000%	3/1/34	2,000	2,084

Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/22	1,500	1,697
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/24	2,800	3,135
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.000%	11/15/29	6,000	6,536
Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group)	5.500%	11/15/29	10,435	12,077
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/19	6,730	8,265
Kansas Development Finance Authority
Revenue (Kansas Department of Commerce
Impact Program)	5.000%	6/1/20	7,070	8,761
Kansas Development Finance Authority
Revenue (Kansas Department of Health &
Environment)	5.000%	3/1/21	5,000	6,286
Kansas Development Finance Authority
Revenue (Sisters of Charity of Leavenworth
Health System)	5.250%	1/1/25	7,500	8,750
Leavenworth County KS Unified School District
GO	4.500%	3/1/18 (12)	1,030	1,205
Leavenworth County KS Unified School District
GO	4.500%	9/1/18 (12)	1,030	1,212
Leavenworth County KS Unified School District
GO	4.500%	3/1/19 (12)	1,000	1,177
Leavenworth County KS Unified School District
GO	4.500%	9/1/19 (12)	600	709
Leavenworth County KS Unified School District
GO	4.500%	3/1/20 (12)	1,115	1,307
Leavenworth County KS Unified School District
GO	4.750%	3/1/21 (12)	1,165	1,387
Leavenworth County KS Unified School District
GO	4.750%	9/1/21 (12)	1,265	1,500
Leavenworth County KS Unified School District
GO	5.000%	3/1/22 (12)	1,060	1,267
Leavenworth County KS Unified School District
GO	5.000%	9/1/22 (12)	1,360	1,619
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/18	1,000	1,152
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/19	1,500	1,718
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/20	1,500	1,712
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/21	1,500	1,712
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/24	5,055	5,535
University of Kansas Hospital Authority Health
Facilities Improvement Revenue	5.000%	9/1/26	4,300	4,648
Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.000%	11/15/16	1,000	1,139

Wichita KS Hospital Facilities Revenue (Via
Christi Health System Inc.)	5.250%	11/15/24	5,000	5,637
				144,294
Kentucky (0.8%)
Boone County KY Pollution Control Revenue
(Duke Energy Kentucky Inc. Project) VRDO	0.060%	2/7/12 LOC	4,100	4,100
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.250%	9/1/18 (14)	5,000	6,210
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/21	14,000	17,281
Kentucky Asset/Liability Commission Agency
Fund Revenue (Federal Highway Trust)	5.000%	9/1/22	7,000	8,538
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/18	1,840	2,106
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/19	1,475	1,695
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/20	1,125	1,299
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project)	5.000%	2/1/21	2,000	2,273
Kentucky Property & Building Commission
Revenue	5.500%	8/1/12 (4)	10,000	10,258
Kentucky Property & Building Commission
Revenue	5.250%	10/1/13 (4)	14,965	16,124
Kentucky Property & Building Commission
Revenue	5.250%	10/1/15 (4)	1,500	1,728
Kentucky Property & Building Commission
Revenue	5.000%	10/1/17	1,170	1,385
Kentucky Property & Building Commission
Revenue	5.000%	11/1/17	8,570	10,300
Kentucky Property & Building Commission
Revenue	5.000%	11/1/18	14,880	18,062
Kentucky Property & Building Commission
Revenue	5.500%	8/1/19 (2)	6,870	8,591
Kentucky Property & Building Commission
Revenue	5.000%	10/1/19 (2)	5,000	6,093
Kentucky Property & Building Commission
Revenue	5.500%	8/1/20 (2)	4,320	5,437
Kentucky Property & Building Commission
Revenue	5.000%	11/1/20	4,500	5,320
Kentucky Property & Building Commission
Revenue	5.000%	8/1/21	45,000	54,251
Kentucky Property & Building Commission
Revenue	5.250%	2/1/23 (12)	6,215	7,333
Kentucky Property & Building Commission
Revenue	5.000%	11/1/23 (4)	5,120	5,912
Kentucky Property & Building Commission
Revenue	5.000%	11/1/24 (4)	5,000	5,741
Kentucky Property & Building Commission
Revenue	5.250%	2/1/25 (12)	4,995	5,839
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/23	9,890	11,555

Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/24	7,065	8,222
Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project)	5.000%	7/1/25	7,000	8,108
Louisville & Jefferson County KY Metropolitan
Government Pollution Control Revenue
(Louisville Gas & Electric Co. Project) PUT	5.750%	12/2/13	23,000	24,900
				258,661
Louisiana (1.1%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.000%	8/1/23 (12)	5,165	6,046
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/17	1,000	1,165
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/18	1,000	1,180
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/19	1,030	1,226
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/20	1,000	1,178
Jefferson Parish LA Environmental Facilities &
Community Development Authority Revenue	5.000%	4/1/21	1,000	1,165
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/18 (2)	14,470	15,630
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/21 (2)	20,000	21,196
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/22 (2)	13,660	14,387
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	5.000%	6/1/23 (2)	10,000	10,484
Louisiana Gasoline & Fuel Tax Revenue	5.250%	5/1/20 (14)	6,200	7,020
Louisiana GO	5.000%	5/1/12 (4)	18,955	19,184
Louisiana GO	5.250%	5/1/12 (14)	10,000	10,127
Louisiana GO	5.500%	5/15/12 (14)	12,660	12,716
Louisiana GO	5.500%	5/15/13 (14)	5,345	5,368
Louisiana GO	5.000%	8/1/14 (14)	22,880	25,441
Louisiana GO	5.000%	11/15/17	10,000	12,232
Louisiana GO	5.000%	11/15/17	17,040	20,844
Louisiana GO	5.000%	5/1/18 (4)	25,210	29,172
Louisiana GO	5.000%	11/15/18	18,500	22,949
Louisiana GO	5.000%	5/1/21 (4)	9,765	11,174
Louisiana GO	5.000%	5/1/23 (4)	26,665	30,513
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	2,790	3,292
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/24	11,000	12,795
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/25	2,000	2,318
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.625%	10/1/30	15,905	17,129

Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/17	5,300	6,123
Louisiana Office Facilities Corp. Lease Revenue
(Capitol Complex Project)	5.000%	5/1/19	4,495	5,307
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/29	4,000	4,612
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/30	4,930	5,641
Louisiana Public Facilities Authority Revenue
(Loyola University)	5.250%	10/1/31	2,485	2,826
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/15	4,055	4,395
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.000%	5/15/17	1,520	1,692
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/27	15,165	15,861
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	1,860	2,030
New Orleans LA Aviation Board Revenue	4.500%	1/1/16 (12)	4,535	4,949
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,955	2,163
New Orleans LA Aviation Board Revenue	4.500%	1/1/17 (12)	1,540	1,703
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,440	2,779
New Orleans LA Aviation Board Revenue	5.000%	1/1/18 (12)	2,200	2,506
				378,518
Maine (0.1%)
Maine GO	4.000%	6/1/13	1,640	1,722
Maine GO	5.000%	6/1/16	3,770	4,464
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	2/7/12 LOC	10,800	10,800
Portland ME Airport Revenue	5.000%	1/1/21 (4)	1,000	1,175
Portland ME Airport Revenue	5.000%	1/1/22 (4)	1,000	1,163
Portland ME Airport Revenue	5.000%	1/1/23	1,000	1,154
Portland ME Airport Revenue	5.000%	1/1/24 (4)	1,610	1,849
Portland ME Airport Revenue	5.000%	1/1/25 (4)	1,000	1,143
Portland ME Airport Revenue	5.000%	1/1/26 (4)	1,720	1,948
Portland ME Airport Revenue	5.000%	1/1/28 (4)	1,200	1,338
Portland ME Airport Revenue	5.000%	1/1/29 (4)	1,265	1,413
				28,169
Maryland (1.1%)
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/18 (2)	1,365	1,517
Baltimore MD Consolidated Public Improvement
GO	5.000%	10/15/19 (2)	2,185	2,426
Baltimore MD Project Revenue	5.000%	7/1/26	1,585	1,937
Baltimore MD Project Revenue	5.000%	7/1/26	1,250	1,528
Baltimore MD Project Revenue	5.000%	7/1/27	1,745	2,115
Baltimore MD Project Revenue	5.000%	7/1/28	1,570	1,890
Baltimore MD Project Revenue	5.000%	7/1/28	1,905	2,293
Baltimore MD Project Revenue	5.000%	7/1/29	2,075	2,477
Baltimore MD Project Revenue	5.000%	7/1/30	1,905	2,262
Baltimore MD Project Revenue	5.000%	7/1/30	3,255	3,865
Baltimore MD Project Revenue	5.000%	7/1/31	2,000	2,355
Howard County MD GO	5.000%	8/15/20	14,125	18,178
Howard County MD GO	5.000%	8/15/21	14,440	18,818
Howard County MD GO	5.000%	8/15/24	4,500	5,713
Maryland Department of Transportation
Revenue	5.000%	6/1/15	1,825	2,098

Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	6,000	7,401
Maryland GO	5.000%	8/1/12	10,000	10,242
Maryland GO	5.000%	8/1/12	10,000	10,242
Maryland GO	5.000%	2/15/13	58,765	61,684
Maryland GO	5.000%	8/1/13	10,685	11,445
Maryland GO	5.000%	8/1/15	19,620	22,641
Maryland GO	5.000%	8/1/15 (Prere.)	15,260	17,612
Maryland GO	5.000%	3/1/16	2,900	3,408
Maryland GO	5.000%	8/1/16	1,100	1,311
Maryland GO	5.000%	8/1/16	1,010	1,204
Maryland GO	5.000%	8/1/16	10,000	11,923
Maryland GO	5.000%	3/1/17	3,440	4,174
Maryland GO	5.000%	8/1/17	20,000	24,555
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) PUT	5.000%	5/15/15	3,500	3,941
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.030%	2/7/12	10,925	10,925
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	3,915	4,333
Maryland Health & Higher Educational Facilities
Authority Revenue (LifeBridge Health)	5.000%	7/1/14 (Prere.)	2,980	3,298
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/16	3,895	4,369
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/17	3,000	3,432
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.000%	7/1/18	2,500	2,888
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/19	1,700	1,971
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.500%	7/1/20	1,500	1,652
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/21	2,000	2,274
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	4.750%	7/1/23	900	977
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.500%	7/1/24 (2)	3,800	4,358
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	5.250%	7/1/28 (2)	9,000	10,029
Maryland Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	2/7/12 LOC	4,800	4,800
Maryland Transportation Authority GAN	5.000%	3/1/14	13,240	14,537
Maryland Transportation Authority GAN	5.000%	3/1/16	2,500	2,947
Maryland Transportation Authority GAN	5.250%	3/1/16	4,000	4,756

Maryland Transportation Authority GAN	5.000%	3/1/17	2,070	2,512
Maryland Transportation Authority GAN	5.250%	3/1/17	4,950	6,068
Maryland Transportation Authority GAN	5.250%	3/1/20	8,085	10,173
Montgomery County MD GO	5.000%	7/1/17	3,460	4,238
Montgomery County MD GO	5.000%	7/1/21	2,275	2,959
Prince Georges County MD GO	5.000%	9/15/21	4,975	6,491
Prince Georges County MD GO	5.000%	9/15/30	1,545	1,872
Washington Suburban Sanitation District
Maryland GO	5.000%	6/1/17	4,500	5,499
				378,613
Massachusetts (4.3%)
Boston MA Water & Sewer Commission
Revenue	5.750%	11/1/13	2,145	2,270
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	1.000%	2/7/12	41,057	41,056
Massachusetts College Building Authority
Revenue	5.000%	5/1/28	1,290	1,518
Massachusetts College Building Authority
Revenue	5.125%	5/1/28	1,420	1,656
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	2,905	3,459
Massachusetts College Building Authority
Revenue	5.250%	5/1/29	2,250	2,629
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	4,820	5,731
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	6,040	7,116
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/19	5,000	5,979
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	2,610	3,278
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/22	11,000	12,947
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	14,750	17,210
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	13,625	15,512
Massachusetts Department of Transportation
Metropolitan Highway System Revenue
VRDO	0.060%	2/7/12	23,330	23,330
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/13 (14)	16,670	16,881
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/14 (14)	7,340	7,429
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/15 (14)	8,310	8,412
Massachusetts Development Finance Agency
Resource Recovery Revenue (SEMASS
System)	5.625%	1/1/16 (14)	3,500	3,543
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/29	3,110	3,522
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.000%	10/1/31	1,200	1,340

Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/29	9,500	11,198
Massachusetts Development Finance Agency
Revenue (Boston University) VRDO	0.070%	2/1/12 LOC	6,400	6,400
Massachusetts Development Finance Agency
Revenue (College of the Holy Cross) VRDO	0.070%	2/1/12 LOC	4,115	4,115
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/25	6,765	8,090
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.500%	1/1/30	15,000	16,471
Massachusetts Development Finance Agency
Revenue (UMASS Memorial Medical Center)	5.125%	7/1/26	2,690	2,917
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/22	3,500	4,059
Massachusetts GO	5.000%	11/1/13	8,000	8,658
Massachusetts GO	5.500%	11/1/13 (3)	8,905	9,715
2 Massachusetts GO	0.460%	9/1/14	14,545	14,545
Massachusetts GO	5.500%	11/1/14 (14)	3,000	3,411
Massachusetts GO	5.500%	12/1/14 (4)	1,000	1,141
Massachusetts GO	5.000%	1/1/15	1,500	1,693
2 Massachusetts GO	0.480%	2/1/15	7,500	7,500
Massachusetts GO	5.000%	8/1/15	11,745	13,529
Massachusetts GO	5.250%	8/1/15	5,000	5,803
Massachusetts GO	5.000%	9/1/15	14,360	16,587
Massachusetts GO	5.250%	8/1/16	5,615	6,733
2 Massachusetts GO	0.600%	9/1/16	2,000	2,000
Massachusetts GO	5.000%	9/1/16	7,710	9,182
Massachusetts GO	5.500%	11/1/16 (ETM)	24,500	30,049
Massachusetts GO	5.500%	11/1/16 (ETM)	73,000	89,533
Massachusetts GO	5.500%	11/1/16 (ETM)	50,000	61,324
Massachusetts GO	5.000%	8/1/17	24,060	29,300
Massachusetts GO	5.500%	11/1/17 (14)	20,000	25,039
Massachusetts GO	5.500%	11/1/17 (4)	7,000	8,764
Massachusetts GO	5.500%	11/1/17	10,000	12,520
Massachusetts GO	5.500%	8/1/18 (14)	5,000	6,341
Massachusetts GO	5.500%	10/1/18	9,500	12,091
Massachusetts GO	5.500%	10/1/20 (14)	10,915	14,316
Massachusetts GO	5.250%	8/1/21	20,870	27,221
Massachusetts GO	5.250%	8/1/21 (2)	4,445	5,798
Massachusetts GO	5.000%	4/1/27	28,000	33,850
Massachusetts GO	5.000%	4/1/29	26,675	31,794
1 Massachusetts GO TOB VRDO	1.000%	2/7/12 (4)LOC	25,166	25,166
Massachusetts GO VRDO	0.060%	2/1/12	28,460	28,460
Massachusetts GO VRDO	0.050%	2/7/12	7,000	7,000
Massachusetts GO VRDO	0.130%	2/7/12	69,970	69,970
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.070%	2/7/12 LOC	4,600	4,600
Massachusetts Health & Educational Facilities
Authority Revenue (Boston College)	5.500%	6/1/30	5,000	6,627
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/12 (14)	1,850	1,854
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	18,000	18,196
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/23	3,380	3,876

Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/24	5,500	6,274
Massachusetts Health & Educational Facilities
Authority Revenue (Caregroup)	5.375%	7/1/25	3,500	3,961
Massachusetts Health & Educational Facilities
Authority Revenue (Caritas Christi Obligated
Group)	6.500%	7/1/12 (ETM)	2,675	2,738
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)
VRDO	0.060%	2/1/12 LOC	1,800	1,800
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	1,685	2,320
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/20	3,740	4,505
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/25	1,460	1,643
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/26	2,000	2,230
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/28	1,155	1,273
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	8,000	8,066
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.070%	2/7/12	13,575	13,575
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.070%	2/1/12 LOC	7,275	7,275
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,610
Massachusetts Health & Educational Facilities
Authority Revenue (University of
Massachusetts Memorial Health Care Inc.)	5.250%	7/1/25	6,815	7,074
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/12 (14)	22,865	23,177
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/13 (14)	20,000	20,273
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/13 (4)	5,000	5,361
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/15 (4)	10,000	11,534
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/21 (4)	41,095	46,797
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/23 (4)	6,800	7,721
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27 (14)	7,830	8,637
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	27,615	30,833
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	8,685	9,490
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/19 (14)	5,125	6,145
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/21 (14)	6,875	8,353
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/26 (3)	29,860	37,524

Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	11,075	13,714
Massachusetts Special Obligation Revenue	5.000%	12/15/14	15,805	17,828
Massachusetts Special Obligation Revenue	5.000%	6/15/15	10,000	11,464
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/12	295	296
Massachusetts Water Pollution Abatement Trust
Revenue	5.125%	8/1/14	140	141
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	2/1/21	5,955	7,789
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	37,515	45,743
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/19	21,580	26,955
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	3,300	4,387
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/28	2,350	2,848
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	3,500	4,187
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	5,000	5,981
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	2,000	2,372
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31	5,000	5,930
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.080%	2/7/12 (4)	19,075	19,075
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	1.250%	2/7/12 LOC	38,545	38,545
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/26	3,000	3,524
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/27	3,440	3,991
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/28	5,100	5,877
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/29	11,580	13,192
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/30	11,000	12,417
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	11,575	12,987
University of Massachusetts Building Authority
Revenue	5.000%	11/1/19 (2)	25,625	28,615
				1,464,301
Michigan (1.9%)
Detroit MI GO	5.000%	4/1/14 (12)	9,780	10,275
Detroit MI GO	5.000%	4/1/15 (12)	7,970	8,498
Detroit MI GO	5.000%	4/1/16 (12)	3,440	3,700
Detroit MI GO	5.000%	4/1/17 (12)	3,580	3,865
Detroit MI Sewer System Revenue	5.000%	7/1/13 (Prere.)	15,665	16,680
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	12,000	13,781
Detroit MI Sewer System Revenue	0.000%	7/1/16 (14)	7,500	6,522
Detroit MI Sewer System Revenue	5.250%	7/1/22 (14)	5,735	6,231
Detroit MI Sewer System Revenue	7.000%	7/1/27 (4)	10,300	12,758
Detroit MI Water Supply System Revenue	5.000%	7/1/19 (14)	5,000	5,451
Detroit MI Water Supply System Revenue	5.000%	7/1/20 (14)	7,665	8,319

Detroit MI Water Supply System Revenue	5.000%	7/1/20 (4)	8,535	9,308
Detroit MI Water Supply System Revenue	5.000%	7/1/22 (14)	4,000	4,246
Detroit MI Water Supply System Revenue	5.000%	7/1/23 (14)	4,000	4,223
Detroit MI Water Supply System Revenue	5.000%	7/1/24 (4)	26,825	28,718
Detroit MI Water Supply System Revenue	5.000%	7/1/25 (4)	4,000	4,265
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.000%	6/1/17	2,420	2,711
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	18,370	19,297
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.250%	1/15/14	10,000	10,830
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) PUT	5.500%	1/15/15	11,500	12,980
Michigan Building Authority Revenue	5.250%	10/15/13 (4)	12,000	12,945
Michigan Building Authority Revenue	5.250%	10/15/14 (4)	15,000	16,127
Michigan Building Authority Revenue	5.250%	10/15/15 (4)	22,445	24,080
Michigan Building Authority Revenue	5.250%	10/15/16 (4)	9,000	9,648
Michigan Building Authority Revenue	5.000%	10/15/18	12,575	14,840
Michigan Building Authority Revenue	5.000%	10/15/19	8,315	9,903
Michigan Building Authority Revenue	5.000%	10/15/24	2,500	2,957
Michigan Building Authority Revenue	5.000%	10/15/24	3,000	3,548
Michigan Building Authority Revenue	5.000%	10/15/25	5,920	6,944
Michigan GO	5.500%	12/1/13	6,125	6,686
Michigan GO	5.000%	5/1/17	33,880	40,089
Michigan GO	5.250%	9/15/25 (4)	10,810	12,210
Michigan GO	5.250%	9/15/26 (4)	12,805	14,350
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	3.750%	3/15/12	15,000	15,063
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	5/1/12	9,595	9,704
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,586
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	1.350%	4/1/13	10,000	10,112
Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	2.625%	6/30/14	30,000	31,322
Michigan Hospital Finance Authority Revenue
(Genesys Regional Medical Center Obligated
Group)	5.375%	10/1/13 (ETM)	4,000	4,191
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/24	5,000	5,572
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.625%	11/15/29	15,775	17,617
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.125%	6/1/19	2,500	2,860
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	5.625%	6/1/24	5,000	5,657
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.000%	6/1/29	4,000	4,529
Michigan Hospital Finance Authority Revenue
(Sparrow Obligated Group)	5.000%	11/15/26 (14)	13,015	13,462
Michigan Hospital Finance Authority Revenue
(Trinity Health)	5.000%	12/1/27	8,000	9,074
Michigan Hospital Finance Authority Revenue
(Trinity Health) PUT	6.000%	12/1/17	3,950	4,870

Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/22	4,000	4,946
Michigan Strategic Fund Limited Obligation
Revenue (Detroit Edison Co. Project) PUT	2.125%	9/1/16	9,350	9,586
Monroe County MI Economic Development
Corp. Revenue (Detroit Edison Co. Project)	6.950%	9/1/22 (14)	27,000	36,369
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	5.500%	8/1/19	20,000	23,384
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.375%	8/1/29	25,000	28,951
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	8.000%	9/1/29	13,900	17,527
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/18	2,195	2,428
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/19	2,300	2,540
Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,255
University of Michigan University Revenue
VRDO	0.050%	2/7/12	10,200	10,200
Wayne County MI Airport Authority Revenue
(Detroit Metropolitan Wayne County Airport)	5.000%	12/1/16	5,000	5,584
				655,374
Minnesota (1.6%)
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/17	1,785	2,091
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/18	2,190	2,571
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,585	1,848
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/20	1,805	2,097
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	2,205	2,532
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/21	3,925	4,506
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.000%	11/15/22	2,425	2,765
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System)	5.250%	11/15/29	7,000	7,787
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.060%	2/7/12 LOC	5,650	5,650
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.000%	11/15/18	15,000	17,229
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.625%	11/15/28	15,500	18,270
Minnesota GO	5.000%	6/1/12	21,700	22,051
Minnesota GO	5.000%	11/1/12	19,775	20,490

Minnesota GO	5.000%	11/1/12 (ETM)	8,235	8,531
Minnesota GO	5.000%	11/1/12	13,685	14,180
Minnesota GO	5.000%	8/1/13 (ETM)	5,780	6,188
Minnesota GO	5.000%	10/1/13	5,445	5,872
Minnesota GO	5.000%	11/1/13	19,500	21,101
Minnesota GO	5.000%	11/1/13 (ETM)	10,655	11,525
Minnesota GO	5.000%	11/1/13	17,615	19,061
Minnesota GO	5.000%	12/1/13 (ETM)	10,610	11,512
Minnesota GO	5.000%	11/1/14	19,275	21,658
Minnesota GO	4.000%	12/1/14	3,730	4,099
Minnesota GO	5.000%	12/1/14	8,150	9,185
Minnesota GO	5.000%	11/1/15	19,775	22,991
Minnesota GO	5.000%	12/1/15	8,150	9,500
Minnesota GO	5.000%	12/1/16	5,145	6,194
Minnesota GO	5.000%	8/1/17	1,000	1,226
Minnesota GO	5.000%	8/1/18	2,275	2,839
Minnesota GO	5.000%	10/1/24	10,000	12,630
Minnesota GO	5.000%	10/1/27	10,280	12,656
Minnesota GO	5.000%	8/1/28	23,085	28,453
Minnesota Higher Education Facilities Authority
Revenue (Carleton College) VRDO	0.060%	2/7/12	2,000	2,000
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/16	1,120	1,293
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/18	4,305	5,071
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	6,278
Minnesota Technology Lease Purchase COP	5.000%	6/1/17	9,690	11,329
Minnesota Technology Lease Purchase COP	5.000%	6/1/18	8,925	10,320
Minnesota Technology Lease Purchase COP	5.000%	6/1/19	10,680	12,227
Rochester MN Healthcare Facilities Revenue
(Mayo Clinic) PUT	4.000%	11/15/18	11,500	13,074
Southern Minnesota Municipal Power Agency
Power Supply System Revenue	5.250%	1/1/30	2,000	2,262
St. Cloud MN Health Care Revenue (Centracare
Health System)	5.125%	5/1/30	7,000	7,630
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/15	5,675	6,356
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/16	11,775	13,487
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.500%	7/1/23	21,700	24,473
St. Louis Park MN Health Care Facilities
Revenue (Park Nicollet Health Services)	5.625%	7/1/26	6,000	6,694
University of Minnesota Revenue	5.000%	12/1/14	9,840	11,078
University of Minnesota Revenue	5.000%	12/1/15	16,235	18,898
University of Minnesota Revenue	5.000%	8/1/19	1,150	1,423
University of Minnesota Revenue	5.000%	4/1/22	500	608
University of Minnesota Revenue	5.000%	8/1/22	1,585	1,943
University of Minnesota Revenue	5.000%	8/1/23	2,500	3,035
University of Minnesota Revenue	5.000%	8/1/24	4,515	5,456
University of Minnesota Revenue	5.250%	12/1/27	5,000	6,182
University of Minnesota Revenue	5.250%	12/1/28	7,045	8,660
University of Minnesota Revenue	5.000%	8/1/29	5,615	6,544
University of Minnesota Revenue	5.250%	12/1/29	3,500	4,274
University of Minnesota Revenue	5.000%	8/1/30	2,500	2,901
				532,784

Mississippi (0.2%)
Mississippi Business Finance Corp. Gulf
Opportunity Zone Industrial Development
Revenue (Chevron USA Inc. Project) VRDO	0.050%	2/7/12	5,000	5,000
Mississippi GO	5.500%	9/1/12 (4)	5,000	5,156
Mississippi GO	5.500%	12/1/16	3,435	4,192
Mississippi GO	5.000%	12/1/20	10,000	11,851
Mississippi GO	5.000%	12/1/21	16,890	19,857
Mississippi GO	5.000%	10/1/30	12,035	14,387
Mississippi GO	5.000%	10/1/31	11,735	13,908
Mississippi Hospital Equipment & Facilities
Authority Revenue (North Mississippi Health
Services)	5.000%	10/1/17	2,500	2,959
				77,310
Missouri (0.7%)
Cape Girardeau County MO Industrial
Development Authority Health Facilities
Revenue (Southeast Missouri Hospital
Association)	5.625%	6/1/12 (Prere.)	5,655	5,757
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/26	1,830	2,247
Curators of the University of Missouri System
Facilities Revenue	5.000%	11/1/27	1,000	1,217
Kansas City MO Airport Revenue	5.000%	9/1/13	11,550	12,316
Kansas City MO Airport Revenue	5.000%	9/1/14	10,000	11,012
Kansas City MO Special Obligation Revenue	0.000%	2/1/18	3,000	2,500
Kansas City MO Special Obligation Revenue	0.000%	2/1/19	7,615	6,004
Missouri Board Public Building Special
Obligation Revenue	5.000%	10/15/27	13,275	14,115
Missouri Development Finance Board Cultural
Facilities Revenue (Nelson Gallery
Foundation) VRDO	0.060%	2/1/12	9,600	9,600
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	4.750%	6/1/25	3,230	3,369
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.500%	7/1/12	2,215	2,261
Missouri Environmental Improvement & Energy
Resources Authority Water Pollution Control
Revenue (State Revolving Fund Program)	5.500%	7/1/13	5,250	5,544
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (BJC
Health System) VRDO	0.040%	2/1/12	6,100	6,100
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/19	2,420	2,903
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/21	4,000	4,824
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System)	5.000%	6/1/22	5,270	6,272
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.040%	2/7/12 LOC	5,190	5,190

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.080%	2/7/12 LOC	10,900	10,900
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/20	3,975	4,682
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.250%	11/15/25	8,000	9,166
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System)	5.000%	11/15/30	5,000	5,445
Missouri Health & Educational Facilities
Authority Revenue (Children's Mercy Hospital)	5.250%	5/15/29	19,230	20,896
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/30	15,000	18,223
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.080%	2/1/12	1,610	1,610
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.140%	2/7/12	18,475	18,475
Missouri Highways & Transportation
Commission Road Revenue	5.250%	2/1/12 (Prere.)	11,410	11,410
Missouri Highways & Transportation
Commission Road Revenue	5.000%	5/1/19	1,825	2,280
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/24 (2)	12,225	13,399
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Prairie
Project)	5.000%	1/1/26 (2)	15,730	17,083
1 Springfield MO Public Utility Revenue TOB
VRDO	0.140%	2/7/12	3,430	3,430
St. Louis MO Airport Revenue (Lambert-St.
Louis International Airport)	6.125%	7/1/24	6,000	7,043
				245,273
Nebraska (0.1%)
3 Municipal Energy Agency of Nebraska	5.000%	4/1/26	3,065	3,607
3 Municipal Energy Agency of Nebraska	5.000%	4/1/27	3,740	4,357
3 Municipal Energy Agency of Nebraska	5.000%	4/1/29	2,125	2,437
3 Municipal Energy Agency of Nebraska	5.000%	4/1/30	2,465	2,808
3 Municipal Energy Agency of Nebraska	5.000%	4/1/31	1,500	1,698
3 Municipal Energy Agency of Nebraska	5.000%	4/1/32	1,850	2,079
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.700%	9/1/31	8,000	8,930
Nebraska Public Power District Revenue	4.000%	1/1/15	1,000	1,091
Nebraska Public Power District Revenue	5.000%	1/1/16	1,000	1,155
Nebraska Public Power District Revenue	5.000%	1/1/24	8,000	9,122
University of Nebraska Student Fee Revenue	4.000%	7/1/22	1,385	1,626
				38,910
Nevada (1.1%)
Clark County NV Airport Improvement Revenue	5.000%	7/1/21	2,000	2,365
Clark County NV Airport Improvement Revenue	5.000%	7/1/30	15,000	16,381
1 Clark County NV GO TOB VRDO	0.080%	2/7/12	14,410	14,410

Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/15	6,525	7,322
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/16	5,575	6,411
Clark County NV Passenger Facility Charge
Revenue (Las Vegas McCarran International
Airport)	5.000%	7/1/30	15,000	16,359
Clark County NV School District GO	5.375%	6/15/12 (Prere.)	28,385	28,933
Clark County NV School District GO	5.375%	6/15/12 (Prere.)	29,765	30,339
Clark County NV School District GO	5.000%	6/15/14	6,320	6,975
Clark County NV School District GO	5.000%	6/15/20	14,335	16,680
Clark County NV School District GO	5.000%	6/15/21 (14)	12,900	14,984
Clark County NV School District GO	5.000%	6/15/21	8,980	10,357
Clark County NV School District GO	5.000%	6/15/22	14,655	16,772
Clark County NV School District GO	5.000%	6/15/23	16,360	18,603
Clark County NV School District GO	5.000%	6/15/24 (4)	12,905	14,612
Clark County NV School District GO	5.000%	6/15/25	12,445	13,951
Clark County NV School District GO	5.000%	6/15/26	29,900	33,238
Clark County NV Water Reclamation District GO	5.375%	7/1/27	2,985	3,450
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	5,000	5,286
Las Vegas Valley Water District Nevada GO	5.000%	6/1/13 (14)	11,165	11,808
Las Vegas Valley Water District Nevada GO	5.000%	6/1/17	5,000	5,933
Las Vegas Valley Water District Nevada GO	5.000%	6/1/18	7,370	8,873
Las Vegas Valley Water District Nevada GO	5.000%	6/1/21 (3)	16,075	18,125
Las Vegas Valley Water District Nevada GO	5.000%	6/1/26 (14)	15,280	16,872
Las Vegas Valley Water District Nevada GO	5.250%	6/1/27	10,460	12,393
Nevada GO	5.000%	12/1/14 (4)	8,435	9,433
Reno NV Hospital Revenue (Washoe Medical
Center Project)	5.500%	6/1/28 (2)	1,750	1,831
				362,696
New Hampshire (0.1%)
New Hampshire GO	5.000%	2/15/18	1,010	1,238
New Hampshire GO	5.000%	2/15/19	1,010	1,256
New Hampshire GO	5.000%	8/15/19	1,500	1,879
New Hampshire Health & Education Facilities
Authority Revenue (University System of New
Hampshire)	5.500%	7/1/20	10,000	12,351
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	6.000%	1/1/31	10,000	11,303
				28,027
New Jersey (5.9%)
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/18 (2)	1,000	1,219
Essex County NJ Improvement Authority
Revenue	5.500%	10/1/23 (14)	10,000	12,955
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/23 (2)	3,635	4,607
Essex County NJ Improvement Authority
Revenue	5.250%	12/15/24 (2)	3,720	4,774
New Jersey Building Authority Revenue	5.000%	12/15/18	5,610	6,558
New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/23 (2)	3,900	4,099

New Jersey Casino Reinvestment Development
Authority Revenue (Hotel Room Fee)	5.250%	1/1/24 (2)	3,500	3,680
New Jersey COP	5.000%	6/15/17	4,840	5,570
New Jersey COP	5.000%	6/15/18	12,915	15,021
New Jersey COP	5.250%	6/15/28	4,675	5,238
New Jersey COP	5.250%	6/15/29	1,000	1,109
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.050%	2/1/12 LOC	4,200	4,200
New Jersey Economic Development Authority
Revenue (Bayonne/IMTT Project) VRDO	0.050%	2/1/12 LOC	2,400	2,400
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.625%	6/15/18	8,835	8,853
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.625%	6/15/19	5,565	5,576
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/24	12,000	12,087
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.000%	6/1/18	2,000	2,198
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/19	2,000	2,226
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.250%	6/1/20	2,000	2,217
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.375%	6/1/25	5,000	5,358
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13	12,315	13,151
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	12,475	13,406
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/13 (Prere.)	4,800	5,158
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/14	10,400	11,472
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/14	4,000	4,454
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/15 (14)	4,100	4,736
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/16	38,385	45,216
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/17	38,000	45,579
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/18	63,000	76,361
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/19 (3)	4,285	5,325
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	12/15/19	38,410	46,561
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	7,975	9,862

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (4)	5,000	6,213
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/23	8,690	10,244
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/23 (14)	81,630	103,674
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/24	1,000	1,193
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	15,000	19,220
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/25	17,000	20,159
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/25 (4)	18,130	23,374
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/29	10,500	11,811
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/29	5,000	5,697
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/14 (4)	40,455	44,040
1 New Jersey Economic Development Authority
Revenue (School Facilities Construction) TOB
VRDO	0.130%	2/7/12 (12)	6,975	6,975
New Jersey Economic Development Authority
Transportation Project Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit
System Project)	5.000%	5/1/13	7,215	7,605
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.250%	9/1/29	30,920	34,957
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/16	4,700	5,602
New Jersey Educational Facilities Authority
Revenue (Princeton University)	5.000%	7/1/27	2,965	3,678
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.125%	12/1/23	6,000	7,472
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/28	3,000	3,540
New Jersey Equipment Lease Purchase COP	5.250%	6/15/20	6,180	7,386
New Jersey Equipment Lease Purchase COP	5.250%	6/15/21	5,820	6,895
New Jersey Equipment Lease Purchase COP	5.375%	6/15/29	11,000	12,292
New Jersey GO	5.250%	7/1/14 (4)	25,000	27,842
New Jersey GO	5.250%	7/15/15 (2)	8,500	9,814
New Jersey GO	5.250%	7/1/16 (14)	1,500	1,785
New Jersey GO	5.250%	7/15/19 (2)	5,000	6,316
New Jersey GO	5.000%	8/15/20	30,000	37,789
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/16	8,420	9,475
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/17	8,875	10,162
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)	5.000%	7/1/18	5,000	5,782
New Jersey Health Care Facilities Financing
Authority Revenue (AHS Hospital Corp.)
VRDO	0.050%	2/7/12 LOC	700	700
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/19	2,610	2,976

New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/20	2,120	2,431
New Jersey Health Care Facilities Financing
Authority Revenue (Hackensack University
Medical Center)	5.000%	1/1/22	1,500	1,682
New Jersey Health Care Facilities Financing
Authority Revenue (Holy Name Hospital)	5.000%	7/1/18	1,925	2,133
New Jersey Health Care Facilities Financing
Authority Revenue (Hospital Asset
Transformation Program)	5.500%	10/1/23	12,860	14,865
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/20	3,000	3,494
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/21	2,000	2,338
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/22	2,000	2,356
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian Health System
Obligated Group)	5.000%	7/1/26	1,000	1,131
New Jersey Health Care Facilities Financing
Authority Revenue (Meridian IV) VRDO	0.040%	2/7/12 (12)	7,000	7,000
New Jersey Health Care Facilities Financing
Authority Revenue (St. Barnabas Health Care
System)	5.000%	7/1/29	3,375	3,447
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	20,000	22,267
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.500%	12/1/20	6,500	7,195
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	2,130	2,170
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17 (ETM)	100	122
New Jersey Sports & Exposition Authority
Revenue	5.000%	9/1/17	9,900	11,518
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/18 (Prere.)	20	24
New Jersey Sports & Exposition Authority
Revenue	4.500%	9/1/24	2,035	2,199
New Jersey TRAN	2.000%	6/21/12	34,000	34,242
New Jersey Transportation Corp. COP	5.500%	9/15/13 (2)	1,410	1,503
New Jersey Transportation Corp. COP	5.250%	9/15/15 (4)	3,800	4,324
New Jersey Transportation Corp. COP	5.250%	9/15/15 (2)	10,000	11,199
New Jersey Transportation Corp. COP	5.500%	9/15/15 (4)	7,270	8,337
New Jersey Transportation Corp. COP	5.500%	9/15/15 (2)	5,335	6,021
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	6,500	7,016
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	7.000%	6/15/12 (ETM)	7,510	7,700
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	7.000%	6/15/12 (14)	12,490	12,800
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/14 (Prere.)	11,900	13,241
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (2)	1,750	2,041

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/17	1,250	1,530
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/17	15,000	18,020
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/18	15,000	18,192
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	5,000	6,184
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19 (14)	25,000	30,921
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	1,040	1,286
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/20 (3)	17,680	19,587
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/20	7,000	8,470
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20 (4)	9,000	11,140
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/20	27,915	34,474
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/20 (3)	34,200	42,918
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/21	11,000	13,669
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	25,000	31,609
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (12)	3,745	4,750
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21	9,620	12,163
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22	2,500	3,109
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	45,900	57,073
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/22	22,000	27,872
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/24 (14)	25,000	32,428
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.000%	12/15/24	20,000	24,610
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	74,680	43,118
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25	1,000	577
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/26	24,000	13,067
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	98,285	49,874
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.125%	6/15/28	3,500	4,069
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	39,000	18,498
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	25,000	11,858
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/29	47,325	21,031

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/30	14,800	6,159
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/32	15,000	5,428
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	1.000%	2/7/12 LOC	33,150	33,150
New Jersey Turnpike Authority Revenue	6.000%	1/1/13 (14)	2,325	2,434
New Jersey Turnpike Authority Revenue	5.000%	1/1/20	14,440	17,123
New Jersey Turnpike Authority Revenue	5.000%	1/1/21	19,705	23,103
New Jersey Turnpike Authority Revenue	5.000%	1/1/22	4,500	5,220
New Jersey Turnpike Authority Revenue	5.500%	1/1/25 (2)	13,500	17,309
New Jersey Turnpike Authority Revenue VRDO	0.290%	2/7/12 (4)	30,000	30,000
Newark NJ GO	5.000%	10/1/19	3,505	4,158
Newark NJ GO	5.000%	10/1/20	2,455	2,928
Rutgers State University New Jersey Revenue	6.400%	5/1/13	1,755	1,822
Rutgers State University New Jersey Revenue
VRDO	0.080%	2/1/12	1,600	1,600
South Jersey Transportation Authority New
Jersey Transportation System Revenue	5.000%	11/1/16	7,590	8,740
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.250%	6/1/12	6,385	6,434
4 Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	28,445	28,973
Tobacco Settlement Financing Corp. New
Jersey Revenue	6.125%	6/1/12 (Prere.)	1,620	1,652
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/13	14,945	15,531
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/15	11,425	12,155
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/16	14,585	15,540
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/17	15,925	16,823
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/18	16,975	17,568
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/19	30,595	31,065
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.500%	6/1/23	51,472	48,244
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	33,410	29,178
Union County NJ Pollution Control Financing
Authority Revenue (Exxon Project) VRDO	0.020%	2/1/12	5,200	5,200
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/23 (2)	7,330	7,514
University of Medicine & Dentistry New Jersey
Revenue	5.500%	12/1/27 (2)	10,100	10,383
				2,008,221
New Mexico (0.4%)
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/18	16,440	18,513
New Mexico Educational Assistance Foundation
Revenue	4.000%	9/1/19	5,990	6,752
New Mexico Educational Assistance Foundation
Revenue	5.000%	12/1/19	1,500	1,801
New Mexico Educational Assistance Foundation
Revenue	4.000%	12/1/20	1,500	1,690

New Mexico Finance Authority Transportation
Revenue	5.000%	6/15/13 (2)	12,395	13,173
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	30,525	34,045
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	18,000	20,076
New Mexico Finance Authority Transportation
Revenue	5.000%	12/15/16	7,260	8,678
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services) VRDO	0.070%	2/7/12	20,435	20,435
Santa Fe NM Gross Receipts Tax Revenue	4.000%	6/1/12	3,260	3,301
				128,464
New York (14.5%)
Amherst NY Development Corp. Student
Housing Facility Revenue	3.500%	10/1/19	1,185	1,280
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/21	2,575	2,823
Amherst NY Development Corp. Student
Housing Facility Revenue	4.000%	10/1/22	2,680	2,893
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.000%	7/15/30	6,735	7,143
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,000	1,127
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.000%	5/1/15	1,500	1,691
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/23 (4)	7,000	7,661
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/24 (4)	3,750	4,087
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/25 (4)	3,000	3,269
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/26	6,775	8,008
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/27	8,560	10,017
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/29	6,315	7,322
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.250%	5/1/31	2,500	2,879
Liberty New York Development Corp. Revenue
(Greenwich LLC) VRDO	0.050%	2/7/12 LOC	5,200	5,200
Long Island NY Power Authority Electric System
Revenue	5.250%	6/1/12	40,505	41,168
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	1,335	1,538
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/18 (14)	2,900	3,341

Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/20 (14)	10,000	11,435
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	10,000	11,349
Long Island NY Power Authority Electric System
Revenue	5.000%	12/1/21 (14)	33,615	38,148
Long Island NY Power Authority Electric System
Revenue	5.000%	4/1/23	5,800	6,707
Long Island NY Power Authority Electric System
Revenue	5.750%	4/1/25	20,000	24,150
Metropolitan New York Transportation Authority
Revenue	5.750%	7/1/18	1,975	2,470
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/18	3,425	4,114
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/21	2,685	3,107
Metropolitan New York Transportation Authority
Revenue	5.500%	11/15/21 (4)	15,900	20,383
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/23 (4)	10,000	11,442
Metropolitan New York Transportation Authority
Revenue	4.750%	11/15/24 (14)	9,005	10,132
Metropolitan New York Transportation Authority
Revenue	4.750%	11/15/25 (14)	9,435	10,474
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/25	10,000	11,649
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/26	15,000	17,467
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/27	22,625	26,273
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/28	9,000	10,388
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/29	20,730	23,757
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/30	24,500	27,758
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	20,300	27,544
1 Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax) TOB
VRDO	0.080%	2/7/12 (13)	8,000	8,000
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	6,125	7,383
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/25	10,360	12,487
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	7,245	8,605
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/26	10,910	12,957
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,530	13,573
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/27	11,415	13,437
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	2,000	2,364
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.125%	11/15/28	10,500	12,409

Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.500%	7/1/15	17,315	19,794
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17 (14)	1,615	1,954
Metropolitan New York Transportation Authority
Revenue (Service Contract)	5.750%	1/1/17	7,000	8,468
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	4.750%	7/1/12 (Prere.)	25,835	26,328
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/14 (2)	5,210	5,862
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/15 (2)	45,130	46,843
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/16 (2)	38,075	39,489
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18	30,750	35,208
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	5,000	5,779
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/21	5,000	5,752
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	31,500	33,753
1 Metropolitan New York Transportation Authority
Revenue TOB VRDO	0.090%	2/7/12	2,000	2,000
1 Monroe County NY Industrial Development
Corp. Mortgage Revenue (Unity Hospital
Rochester Project) TOB VRDO	0.110%	2/7/12	6,665	6,665
Nassau County NY GO	4.000%	10/1/22	8,755	9,618
Nassau County NY GO	4.000%	10/1/23	5,245	5,704
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.060%	2/7/12	5,000	5,000
New York City NY Capital Resources Corp.
Revenue (Loan Enhanced Assistance
Program) VRDO	0.170%	2/7/12 LOC	11,907	11,907
New York City NY Cultural Resources Revenue
(Asia Society) VRDO	0.080%	2/7/12 LOC	5,000	5,000
New York City NY Cultural Resources Revenue
(Lincoln Center for the Performing Arts Inc.)	5.250%	12/1/18	7,600	9,265
New York City NY GO	5.750%	8/1/12 (Prere.)	350	360
New York City NY GO	5.000%	8/1/13	2,370	2,537
New York City NY GO	5.250%	8/1/13	17,515	18,813
New York City NY GO	5.750%	8/1/13	7,650	7,865
New York City NY GO	5.000%	8/1/14	6,500	7,210
New York City NY GO	5.000%	8/1/14	2,505	2,779
New York City NY GO	5.000%	8/1/14	2,500	2,773
New York City NY GO	5.250%	9/1/14	3,560	3,982
New York City NY GO	5.000%	4/1/15 (4)	4,760	5,406
New York City NY GO	5.750%	8/1/15 (2)	38,000	38,994
New York City NY GO	5.000%	8/1/17	7,610	9,197
New York City NY GO	5.000%	3/1/18	1,990	2,414
New York City NY GO	5.000%	6/1/19	8,675	10,709
New York City NY GO	5.000%	8/1/19	12,130	14,397
New York City NY GO	5.000%	8/1/19	5,000	6,188
New York City NY GO	5.000%	8/1/19	4,500	5,569
New York City NY GO	5.000%	8/1/19	3,100	3,837
New York City NY GO	5.000%	8/1/20	10,000	11,771
New York City NY GO	5.000%	8/1/20	9,010	10,606

New York City NY GO	5.000%	8/1/20	32,355	39,815
New York City NY GO	5.250%	9/1/20	4,565	5,587
New York City NY GO	5.000%	10/1/20	1,445	1,724
New York City NY GO	5.000%	2/1/21	12,300	14,208
New York City NY GO	5.250%	3/1/21	4,255	5,213
New York City NY GO	5.000%	8/1/21	15,750	19,486
New York City NY GO	5.000%	8/1/21	9,600	11,209
New York City NY GO	5.000%	8/1/21	14,000	15,897
New York City NY GO	5.000%	8/1/21	59,135	71,999
New York City NY GO	5.000%	8/1/21	23,065	26,514
New York City NY GO	5.250%	9/1/21	20,000	24,220
New York City NY GO	5.000%	1/1/22	15,000	17,402
New York City NY GO	5.000%	8/1/22	18,475	22,615
New York City NY GO	5.000%	8/1/22	6,020	7,369
New York City NY GO	5.000%	8/1/22	7,050	8,279
New York City NY GO	5.000%	8/1/22	32,000	38,588
New York City NY GO	5.250%	8/15/22	25,250	30,291
New York City NY GO	5.000%	8/1/23	2,000	2,391
New York City NY GO	5.250%	8/15/23	21,820	25,974
New York City NY GO	5.000%	11/1/23	8,000	8,862
New York City NY GO	5.000%	8/1/24	8,085	9,749
New York City NY GO	5.000%	8/1/24	5,310	6,518
New York City NY GO	5.250%	8/15/24	25,945	30,759
New York City NY GO	5.000%	3/1/25	9,000	9,388
New York City NY GO	5.000%	6/1/25	5,145	5,720
New York City NY GO	5.000%	8/1/25	5,000	5,902
New York City NY GO	5.000%	4/1/26	3,590	4,195
New York City NY GO	5.000%	8/1/26	1,455	1,710
New York City NY GO	5.000%	8/1/28	17,000	20,210
New York City NY GO	5.000%	5/15/29	7,900	9,033
New York City NY GO	5.000%	8/1/29	17,500	20,676
New York City NY GO	5.000%	8/1/30	23,000	26,965
New York City NY GO	5.000%	10/1/30	18,425	21,649
New York City NY GO	5.450%	4/1/31	6,560	7,737
New York City NY GO	5.000%	5/15/31	5,000	5,640
New York City NY GO	5.000%	10/1/31	34,050	39,633
New York City NY GO VRDO	0.050%	2/1/12 LOC	4,520	4,520
New York City NY GO VRDO	0.060%	2/7/12 LOC	3,100	3,100
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/18	1,500	1,779
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	19,200	21,188
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	25,880	31,533
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	35,000	42,645
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	4,500	5,273
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	3,580	4,060
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/29	41,500	49,375
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/30	10,000	11,595
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	24,500	28,498

New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	9,000	10,331
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,545	6,406
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	17,329
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	2/1/12	15,700	15,700
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.140%	2/7/12	6,245	6,245
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
VRDO	0.040%	2/1/12	4,900	4,900
New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,500	10,485
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/13 (ETM)	2,000	2,091
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/14	3,525	3,818
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/15	2,820	3,148
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/16	2,925	3,358
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/17	5,150	6,071
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/17	6,335	7,553
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/19	3,875	4,695
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/23	4,440	5,246
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/24	7,040	8,259
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/25 (14)	10,170	11,423
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/25	13,090	15,492
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/26 (14)	7,620	8,499
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	8,185	9,614
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/26	10,520	12,356
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	1/15/27	4,615	5,392
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/28	3,465	3,997
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/29	3,550	3,980
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/30	9,500	10,685
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/31	18,000	20,546
1 New York City NY Transitional Finance Authority
Building Aid Revenue TOB VRDO	0.080%	2/7/12	6,480	6,480

New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	8/1/12 (Prere.)	750	769
New York City NY Transitional Finance Authority
Future Tax Revenue	5.375%	2/1/13	15	15
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/14	6,065	6,805
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,253
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/16 (Prere.)	515	616
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	12,000	14,565
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/17	8,965	10,882
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/18	1,300	1,593
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	11,000	13,544
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	20,000	24,626
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/18	5,000	6,156
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	2,535	3,161
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/19	9,835	12,264
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/20	2,735	3,153
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	2,480	3,131
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/21	7,740	9,775
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/21	51,100	59,055
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	16,030	20,417
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/21	30,000	37,530
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/22	11,090	13,653
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/22	2,500	2,889
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/24	6,000	7,390
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	15,550	19,352
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	1,000	1,244
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/24	8,000	9,956
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/25	4,285	5,239
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,177
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	5,000	6,177

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,795	13,073
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/26	10,290	12,462
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	2,635	3,230
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/26	8,620	10,568
New York City NY Transitional Finance Authority
Future Tax Revenue	5.250%	11/1/26	8,255	10,154
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	1,435	1,748
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/27	4,000	4,872
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/28	25,675	30,751
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/29	10,000	11,603
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/31	8,000	9,336
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/31	20,000	23,581
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/32	16,500	19,317
New York GO	4.500%	2/1/17	14,125	16,581
New York GO	4.500%	2/1/18	24,735	29,459
New York GO	4.500%	2/1/19	10,670	12,867
New York GO	5.000%	2/1/30	3,000	3,500
New York GO	5.000%	2/15/30	20,000	23,718
New York Liberty Development Corp. Revenue	5.000%	11/15/31	6,000	6,558
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/25	1,500	1,787
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/27	3,850	4,490
New York Metropolitan Transportation Authority
Revenue	5.000%	11/15/30	12,125	13,621
New York Metropolitan Transportation Authority
Revenue	4.750%	11/15/31	8,000	8,781
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/20	13,290	16,384
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/21	10,000	12,175
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/22	2,000	2,401
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/24	2,000	2,459
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/28	3,925	4,562
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,320	2,743
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/29	2,125	2,454

New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/30	4,330	4,944
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	7,755	8,022
New York State Dormitory Authority Revenue
(City University System)	5.750%	7/1/13 (14)	6,485	6,736
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/19	3,000	3,571
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/21	5,000	6,072
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/22	5,340	6,413
New York State Dormitory Authority Revenue
(City University System)	5.000%	7/1/25	6,100	7,162
New York State Dormitory Authority Revenue
(Cornell University) VRDO	0.080%	2/7/12	4,160	4,160
New York State Dormitory Authority Revenue
(Fordham University)	5.000%	7/1/28	1,070	1,228
New York State Dormitory Authority Revenue
(Fordham University)	5.125%	7/1/29	1,625	1,868
New York State Dormitory Authority Revenue
(Fordham University)	5.200%	7/1/30	1,200	1,376
New York State Dormitory Authority Revenue
(Fordham University) PUT	5.000%	7/1/16	18,000	20,533
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.000%	7/1/30	7,500	8,081
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,200	3,697
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	3,000	3,597
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/19 (4)	5,030	6,031
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/23 (14)	6,415	6,935
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/24 (14)	6,740	7,268
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement)	5.000%	2/15/25 (4)	2,735	3,148
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/22	3,500	3,975
New York State Dormitory Authority Revenue
(Mount Sinai Hospital Obligated Group)	5.000%	7/1/26	3,500	3,834
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/21	1,500	1,762
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/23 (14)	4,000	4,372

New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/24 (14)	3,300	3,590
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/27 (14)	8,000	8,585
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/16 (14)	3,500	4,196
New York State Dormitory Authority Revenue
(New York University)	6.000%	7/1/19 (14)	1,700	2,212
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/22	3,445	4,115
New York State Dormitory Authority Revenue
(New York University)	5.000%	7/1/29	2,000	2,250
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	5.000%	5/1/32	2,475	2,561
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/13	2,135	2,317
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/14	3,250	3,657
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/20 (Prere.)	20	25
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/20	33,000	39,934
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/21	12,060	15,013
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	34,650	41,817
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.500%	3/15/22 (2)	7,000	9,350
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/23	5,000	5,578
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,831
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/25	16,820	19,505
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	17,630	21,394
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	2,585	3,137
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/26	10,000	11,538
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	10,215	12,314
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/27	30,650	36,948
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	25,000	29,956
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,565	2,917
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	5,790	6,793
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	20,000	23,286
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	2,875	3,347

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/29	6,810	7,956
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	25,000	29,750
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/30	1,000	1,160
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	32,000	37,767
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.080%	2/7/12	12,800	12,800
New York State Dormitory Authority Revenue
(Rockefeller University) VRDO	0.080%	2/7/12	16,700	16,700
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19 (12)	2,500	3,025
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	3,475	4,204
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/19	10,000	11,881
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/20	10,000	11,960
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	7,000	8,355
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22	16,355	19,470
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/23	19,435	22,826
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/26	4,500	5,161
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/18	11,570	13,889
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/20	6,815	8,288
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/21	17,750	21,369
New York State Dormitory Authority Revenue
(Service Contract)	5.000%	7/1/22	3,050	3,637
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.060%	2/7/12 LOC	2,010	2,010
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.070%	2/7/12 LOC	8,570	8,570
New York State Dormitory Authority Revenue
(State University Educational Facilities)	5.250%	5/15/15	1,905	2,096
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	9,500	9,581
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,097
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project) PUT	3.000%	6/3/13	5,000	5,097
New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/24	7,240	8,849

New York State Environmental Facilities Corp.
Revenue (Personal Income Tax)	5.250%	12/15/25	15,950	19,449
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.375%	6/15/15	7,650	7,794
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.375%	6/15/16	6,000	6,112
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/27	14,910	18,048
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/28	11,460	13,787
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/29	17,830	21,295
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/30	26,230	31,064
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/31	3,670	4,298
1 New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds) TOB VRDO	0.090%	2/7/12	18,300	18,300
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	4.000%	5/15/14	1,415	1,529
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/16	3,725	4,413
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/23	3,790	4,716
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/24	3,475	4,288
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/25	6,035	7,394
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/27	3,350	4,050
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/28	6,160	7,401
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/29	5,320	6,392
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	11/15/30	1,840	2,194
New York State Housing Finance Agency
Housing Revenue (160 West 62nd Street)
VRDO	0.060%	2/7/12 LOC	20,000	20,000
New York State Housing Finance Agency
Housing Revenue (320 West 38th Street)
VRDO	0.040%	2/7/12 LOC	8,000	8,000
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.050%	2/1/12 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Clinton Park) VRDO	0.050%	2/7/12 LOC	5,000	5,000
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.050%	2/7/12 LOC	13,200	13,200

New York State Housing Finance Agency
Revenue (Service Contract) VRDO	0.080%	2/7/12 LOC	6,600	6,600
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17 (4)	5,000	5,905
New York State Local Government Assistance
Corp. Revenue	5.500%	4/1/17	1,250	1,476
New York State Local Government Assistance
Corp. Revenue VRDO	0.050%	2/7/12	12,500	12,500
New York State Local Government Assistance
Corp. Revenue VRDO	0.070%	2/7/12	1,200	1,200
New York State Local Government Assistance
Corp. Revenue VRDO	0.070%	2/7/12	43,285	43,285
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	2/7/12	11,500	11,500
New York State Mortgage Agency Revenue
(NYHELP's Education Loan)	5.000%	11/1/22	995	1,133
New York State Power Authority Revenue	5.250%	11/15/12 (Prere.)	2,600	2,703
New York State Thruway Authority Revenue	5.000%	1/1/20 (14)	8,940	10,644
New York State Thruway Authority Revenue	5.000%	1/1/21 (14)	8,000	9,465
New York State Thruway Authority Revenue	5.000%	1/1/22 (14)	10,000	11,764
New York State Thruway Authority Revenue	5.000%	1/1/23 (2)	20,000	21,930
New York State Thruway Authority Revenue	5.000%	1/1/24 (2)	14,885	16,308
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/12	20,000	20,179
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/13	2,500	2,637
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/13 (14)	15,000	15,135
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/14	12,055	13,232
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.250%	4/1/14 (14)	3,515	3,877
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	8,185	9,429
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/17 (14)	5,000	5,739
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	13,260	16,145
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18 (2)	5,995	6,847
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/19	6,650	7,806
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	11,395	13,434
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	5,650	6,575
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	10,400	12,542
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/20	9,890	12,157
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/23	8,515	10,121
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/25	4,500	5,278
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	7,000	8,087

New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	21,600	25,784
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/28	13,505	16,024
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/30	27,175	31,663
New York State Thruway Authority Revenue
(Personal Income Tax)	5.500%	3/15/12 (Prere.)	3,000	3,020
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/21	24,890	30,323
New York State Thruway Authority Revenue
(Personal Income Tax)	5.250%	3/15/27	7,115	8,465
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/29	7,000	8,124
New York State Thruway Authority Revenue
(Second Generation Highway & Bridge Trust
Fund)	5.000%	4/1/22	22,710	27,867
New York State Thruway Authority Revenue
(Service Contract)	5.500%	4/1/13	5,000	5,043
New York State Urban Development Corp.
Revenue	5.000%	12/15/14	3,125	3,516
New York State Urban Development Corp.
Revenue	5.000%	1/1/15	19,500	21,941
New York State Urban Development Corp.
Revenue	5.000%	12/15/15	4,000	4,632
New York State Urban Development Corp.
Revenue	5.000%	1/1/16	22,360	25,759
New York State Urban Development Corp.
Revenue	5.250%	1/1/17	12,000	14,339
New York State Urban Development Corp.
Revenue	5.250%	1/1/18	36,140	43,876
New York State Urban Development Corp.
Revenue	5.250%	1/1/22	7,500	8,788
New York State Urban Development Corp.
Revenue	4.375%	3/15/22	9,020	10,521
New York State Urban Development Corp.
Revenue	5.000%	12/15/22	2,000	2,430
New York State Urban Development Corp.
Revenue	5.000%	12/15/23	2,615	3,154
New York State Urban Development Corp.
Revenue	5.000%	1/1/26	7,910	8,911
New York State Urban Development Corp.
Revenue (Correctional Capital Facilities)	5.250%	1/1/14 (4)	5,310	5,602
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/18	20,000	24,741
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/19	46,125	57,781
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/20	36,240	45,146
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/21 (14)	10,000	13,155
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	18,310	22,554
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/22 (14)	21,000	28,050
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/23	7,180	8,512

New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/26	8,425	10,224
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/28	6,950	8,092
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/30	4,910	5,786
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/15	50,000	56,258
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	8,000	9,600
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/18	24,275	29,129
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/19	3,625	4,350
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/19 (4)	7,050	8,462
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/20	8,165	9,844
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/21	11,345	13,659
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/22	5,120	6,095
New York State Urban Development Corp.
Revenue (Service Contract)	5.250%	1/1/25	15,000	17,249
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.050%	2/7/12	2,590	2,590
Port Authority of New York & New Jersey
Revenue	5.250%	7/15/30	18,635	22,294
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.500%	12/1/28	25,000	26,605
Suffolk County NY Water Authority Revenue	6.800%	6/1/12 (ETM)	665	680
Syracuse NY Industrial Development Agency
Civic Facility Revenue (Syracuse University
Project) VRDO	0.040%	2/7/12 LOC	4,000	4,000
Tobacco Settlement Financing Corp. New York
Revenue	4.000%	6/1/12	50,000	50,627
Tobacco Settlement Financing Corp. New York
Revenue	5.000%	6/1/15	15,000	16,951
Tompkins County NY Industrial Development
Agency Civic Facility Revenue (Cornell
University) VRDO	0.080%	2/7/12	2,700	2,700
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/14	3,000	3,397
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/15	3,000	3,509
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/16	3,000	3,486
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/20	4,550	5,499
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/25	24,975	28,659
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/26	15,000	18,528
Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	1/1/28	15,000	18,305

Triborough Bridge & Tunnel Authority New York
Revenue	5.000%	11/15/30	7,415	8,531
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/14	20,000	22,139
Triborough Bridge & Tunnel Authority New York
Revenue PUT	5.000%	11/15/15	20,000	22,761
Troy NY Capital Resource Corp. Revenue
(Rensselaer Polytechnic Institute Project)	5.000%	9/1/30	3,500	3,797
United Nations Development Corp. New York
Revenue	5.000%	7/1/21	7,200	8,562
Westchester County NY GO	5.000%	7/1/21	12,315	16,055
Westchester County NY Health Care Corp.
Revenue	5.000%	11/1/30	3,435	3,622
Westchester County NY Health Care Corp.
Revenue	6.000%	11/1/30	1,000	1,152
				4,897,343
North Carolina (2.3%)
Cary NC GO VRDO	0.060%	2/7/12	19,125	19,125
Charlotte NC COP	5.000%	6/1/16	2,000	2,344
Mecklenburg County NC COP	5.000%	2/1/22	3,390	4,000
Mecklenburg County NC COP	5.000%	2/1/23	1,200	1,402
Mecklenburg County NC COP	5.000%	2/1/25	1,000	1,151
Mecklenburg County NC COP	4.750%	2/1/26	2,500	2,811
Mecklenburg County NC GO	5.000%	3/1/20	3,715	4,576
Mecklenburg County NC GO	5.000%	12/1/20	8,905	11,503
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/19	3,000	3,722
Moore County NC Revenue	4.000%	6/1/16	1,245	1,392
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project)	5.000%	10/1/27 (4)	9,900	10,984
New Hanover County NC Hospital Revenue
(New Hanover Regional Medical Center
Project) VRDO	0.090%	2/7/12 (4)	11,055	11,055
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	10,000	10,458
North Carolina Capital Facilities Financial Solid
Waste Disposal Revenue (Duke Energy)	4.375%	10/1/31	4,250	4,445
North Carolina Capital Improvement Revenue	5.000%	5/1/17	11,115	13,424
North Carolina Capital Improvement Revenue	5.000%	5/1/19	15,500	19,194
North Carolina Capital Improvement Revenue	5.000%	5/1/20	15,385	19,287
North Carolina Capital Improvement Revenue	5.000%	5/1/21	13,495	17,050
North Carolina Capital Improvement Revenue	5.000%	5/1/22	5,000	6,258
North Carolina Capital Improvement Revenue	5.000%	5/1/26	10,000	12,124
North Carolina Capital Improvement Revenue	5.000%	5/1/27	30,510	36,106
North Carolina Capital Improvement Revenue	4.625%	5/1/29	4,255	4,746
North Carolina Capital Improvement Revenue	5.000%	5/1/29	28,585	33,417
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/13	25,000	26,047
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/14	15,000	16,302
North Carolina Eastern Municipal Power Agency
Revenue	5.300%	1/1/15	4,000	4,157
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/16	4,000	4,580
North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/16	3,000	3,118

North Carolina Eastern Municipal Power Agency
Revenue	5.375%	1/1/17	4,700	4,881
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	22,510	25,094
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/26	3,000	3,471
North Carolina GAN PUT	4.000%	3/1/18	11,000	12,473
North Carolina GO	5.000%	3/1/12	7,400	7,430
North Carolina GO	5.000%	5/1/14	16,780	17,759
North Carolina GO	5.000%	6/1/16	15,050	17,844
North Carolina GO	5.000%	9/1/16	1,065	1,273
North Carolina GO	5.000%	3/1/17	1,925	2,336
North Carolina GO	5.000%	3/1/18	10,000	12,013
North Carolina GO	5.000%	6/1/18	30,780	38,369
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/18 (4)	9,675	11,421
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/19 (4)	10,000	11,678
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/18	3,075	3,239
North Carolina Medical Care Commission Health
Care Facilities Revenue (Novant Health
Obligated Group)	5.000%	11/1/30	2,435	2,611
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.070%	2/7/12 LOC	6,395	6,395
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/19	3,910	4,703
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/20	1,375	1,663
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/21	5,000	5,984
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.000%	6/1/22	5,000	5,902
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16 (4)	10,000	10,431
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	5,000	5,969
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17 (4)	15,290	15,946
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18 (14)	69,495	72,444
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/18	5,000	6,067
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19 (14)	38,600	40,220
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/19	3,085	3,695
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/20	8,500	10,317
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20 (14)	10,000	10,410

North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	2,000	2,363
North Carolina Municipal Power Agency
Revenue	5.000%	1/1/30	4,500	4,987
Raleigh NC Downtown Improvement Project
COP VRDO	0.060%	2/7/12	63,000	63,000
University of North Carolina Chapel Hill
Foundation Revenue VRDO	0.070%	2/7/12	7,950	7,950
University of North Carolina University System
Revenue	5.250%	10/1/27	1,720	2,046
University of North Carolina University System
Revenue	5.250%	10/1/28	1,590	1,881
3 Wake County NC GO	5.000%	2/1/18	4,750	5,878
Wake County NC GO	5.000%	3/1/21	3,125	4,043
Wake County NC GO	5.000%	6/1/28	3,000	3,541
				772,505
Ohio (3.3%)
Akron OH Bath & Copley Joint Township
Hospital District Revenue (Akron General
Health System) VRDO	0.070%	2/7/12 LOC	12,600	12,600
Akron OH GO	5.000%	12/1/18 (2)	5,300	6,060
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	9/1/17	14,645	16,788
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	30,000	33,462
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.060%	2/1/12 LOC	3,080	3,080
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/18	16,000	18,862
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.250%	2/15/19	13,000	15,520
American Municipal Power Ohio Inc. Revenue
(Hydroelectric Projects)	5.000%	2/15/20	10,310	12,149
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/16	4,000	4,564
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/17	6,770	7,889
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/24 (12)	5,000	5,717
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.250%	2/15/28	17,555	19,578
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	123,360	97,091
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	39,390	30,560
Cincinnati OH City School District GO	5.250%	12/1/20 (14)	7,000	8,837
Cincinnati OH City School District GO	5.250%	6/1/21	3,810	4,728
Cincinnati OH City School District GO	5.250%	12/1/21 (14)	5,710	7,276
Cincinnati OH City School District GO	5.250%	6/1/22	3,180	3,901
Cincinnati OH City School District GO	5.250%	12/1/22 (14)	10,000	12,803
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	14,710	16,034
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	9,185	10,012
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	5,000	5,450
Cincinnati OH GO	5.250%	12/1/13 (Prere.)	8,150	8,883
Cleveland OH Public Power System Revenue	5.000%	11/15/20 (3)	4,500	5,001
Cleveland OH Public Power System Revenue	5.000%	11/15/21 (14)	7,455	8,230
Cleveland OH Public Power System Revenue	5.000%	11/15/22 (14)	14,065	15,428

Cleveland OH Public Power System Revenue	5.000%	11/15/23 (14)	7,505	8,186
Cleveland OH Public Power System Revenue	5.000%	11/15/24 (14)	7,350	7,992
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.060%	2/7/12	16,500	16,500
Columbus OH City School District GO	4.000%	12/1/17	1,000	1,161
Columbus OH City School District GO	5.000%	12/1/18	1,205	1,485
Columbus OH City School District School
Facilities Construction & Improvement GO	5.000%	12/1/16 (4)	6,000	7,152
Columbus OH City School District School
Facilities Construction & Improvement GO	4.000%	12/1/19	2,000	2,322
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/20	7,000	8,622
Cuyahoga County OH Economic Development
Revenue (Med Mart/Convention Center
Project)	5.000%	12/1/21	7,300	8,891
Cuyahoga County OH GO	5.000%	12/1/19	2,120	2,667
Cuyahoga OH Community College District
Revenue	5.000%	8/1/22	6,610	7,907
Cuyahoga OH Community College District
Revenue	5.000%	8/1/23	3,470	4,111
Cuyahoga OH Community College District
Revenue	5.000%	8/1/24	2,500	2,938
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.060%	2/7/12	1,445	1,445
Hamilton County OH Sales Tax Revenue	5.000%	12/1/18 (2)	7,950	9,130
Hamilton County OH Sales Tax Revenue	5.000%	12/1/19 (2)	22,380	25,458
Hamilton County OH Sales Tax Revenue	5.000%	12/1/23 (2)	18,515	20,419
Huber Heights OH City School District GO	4.750%	12/1/24	890	1,040
Huber Heights OH City School District GO	4.875%	12/1/27	150	173
Huber Heights OH City School District GO	5.000%	12/1/28	1,000	1,159
Huber Heights OH City School District GO	5.000%	12/1/30	1,000	1,147
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	7,030
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/16 (4)	6,200	7,030
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,658
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/17 (4)	6,600	7,658
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,570
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.000%	4/1/18 (4)	7,300	8,570
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/26	11,920	13,754
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.750%	11/15/31	6,000	7,078
Miami University of Ohio General Receipts
Revenue	5.000%	9/1/31	2,000	2,329
1 Montgomery County OH Revenue (Catholic
Health Initiatives) TOB VRDO	0.080%	2/7/12	2,000	2,000
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.050%	2/7/12	5,000	5,000

Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	5,500	5,912
Ohio Air Quality Development Authority
Revenue (Ohio Power Co. Project) PUT	3.250%	6/2/14	3,000	3,075
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/19	5,000	6,122
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/21	10,000	11,995
Ohio Building Authority Revenue (Administration
Building Fund)	5.000%	10/1/26	1,975	2,243
Ohio Building Authority Revenue (Adult
Correctional Building)	5.250%	4/1/17	5,565	6,699
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/17	2,295	2,763
Ohio Building Authority Revenue (Adult
Correctional Building)	5.125%	4/1/30	1,475	1,692
Ohio Common Schools GO VRDO	0.050%	2/7/12	4,000	4,000
Ohio Conservation Projects GO	5.000%	3/1/17	2,000	2,175
Ohio Conservation Projects GO	5.000%	9/15/19	9,655	12,033
Ohio Conservation Projects GO	5.000%	9/15/20	3,250	4,097
Ohio GO	5.000%	8/1/13	7,160	7,662
Ohio GO	5.000%	8/1/13	2,525	2,702
Ohio GO	5.000%	8/1/13	5,750	6,153
Ohio GO	5.250%	8/1/13 (4)	12,435	13,354
Ohio GO	5.500%	8/1/13	2,945	3,174
Ohio GO	5.000%	9/15/13	9,500	10,219
Ohio GO	5.000%	8/1/14	8,265	9,197
Ohio GO	5.000%	8/1/14	6,670	7,422
Ohio GO	5.000%	8/1/14	6,500	7,233
Ohio GO	5.000%	9/15/14	2,155	2,409
Ohio GO	5.000%	9/15/14	5,000	5,589
Ohio GO	5.500%	11/1/14	7,000	7,938
Ohio GO	5.000%	8/1/16	3,000	3,557
Ohio GO	5.000%	9/15/16	5,130	6,103
Ohio GO	5.000%	9/15/16	5,415	6,448
Ohio GO	5.000%	9/15/18	12,755	14,732
Ohio GO	5.000%	11/1/18	7,710	8,934
Ohio GO	5.000%	9/15/19	13,000	14,879
Ohio GO	5.000%	9/15/19	9,025	11,277
Ohio GO VRDO	0.050%	2/7/12	1,800	1,800
Ohio Higher Education Capital Facilities
Revenue	5.250%	11/1/12 (Prere.)	3,710	3,850
Ohio Higher Education GO	5.000%	11/1/23	7,405	8,494
1 Ohio Higher Educational Facility Commission
Revenue (Cleveland Clinic Health System
Obligated Group) TOB VRDO	0.080%	2/7/12	4,025	4,025
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/26	4,000	4,501
Ohio Higher Educational Facility Commission
Revenue (Denison University Project)	5.000%	11/1/32	1,880	2,054
Ohio Higher Educational Facility Commission
Revenue (Oberlin College Project)	5.000%	10/1/19	24,015	29,694
1 Ohio Higher Educational Facility Commission
Revenue (University of Dayton Project) TOB
VRDO	0.070%	2/7/12 LOC	1,100	1,100
Ohio Highway Capital Improvements GO	5.000%	5/1/16	11,010	12,980

Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.000%	1/1/27	9,330	10,316
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.125%	1/1/28	11,670	12,916
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.080%	2/7/12	1,900	1,900
Ohio Housing Finance Agency Residential
Mortgage Revenue	6.125%	9/1/28	3,985	4,220
Ohio Infrastructure Improvement GO VRDO	0.050%	2/7/12	6,490	6,490
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	2,905	3,149
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/13 (14)	10,135	10,987
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16 (4)	5,000	5,877
Ohio Major New State Infrastructure Project
Revenue	5.000%	6/15/16	5,000	5,877
Ohio Major New State Infrastructure Project
Revenue	5.000%	12/15/17	8,635	10,499
Ohio Major New State Infrastructure Project
Revenue	5.500%	6/15/20	4,000	4,860
Ohio State University General Receipts
Revenue	5.250%	12/1/12 (Prere.)	2,000	2,084
Ohio State University General Receipts
Revenue	5.000%	12/1/13	3,135	3,399
Ohio State University General Receipts
Revenue	5.250%	6/1/14	2,865	3,181
Ohio State University General Receipts
Revenue	5.000%	12/1/20	3,750	4,602
Ohio State University General Receipts
Revenue	5.000%	12/1/26	2,500	3,045
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/22	1,750	2,116
Ohio Turnpike Commission Turnpike Revenue	5.000%	2/15/31	7,195	8,096
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/19	5,775	7,333
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.000%	12/1/20	3,585	4,348
Ohio Water Development Authority Drinking
Water Assistance Fund Revenue	5.250%	12/1/20	5,570	7,155
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	1.000%	2/7/12	5,955	5,955
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	1,575	1,742
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/14 (Prere.)	425	470
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.250%	6/1/18	5,635	7,065
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	5,000	6,324
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	6/1/21	9,160	11,776
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/15	3,040	3,283
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/16	3,190	3,491
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/17	3,350	3,717

Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/18	3,520	3,939
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/19	3,195	3,535
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.000%	2/15/20	3,680	4,046
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.500%	2/15/28	17,000	18,186
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/19 (4)	1,000	1,212
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/22 (4)	2,700	3,216
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/23 (4)	8,010	9,427
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/24 (4)	3,335	3,891
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/25 (4)	2,500	2,898
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/26 (4)	2,000	2,298
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/27 (4)	2,000	2,282
University of Akron Ohio General Receipts
Revenue	5.000%	1/1/28 (4)	2,500	2,835
University of Cincinnati Ohio COP	5.000%	6/1/17 (14)	3,180	3,570
				1,114,979
Oklahoma (0.4%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/25 (2)	18,070	20,181
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/26 (2)	12,000	13,385
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/27 (2)	20,110	22,247
Oklahoma City OK GO	5.000%	3/1/17	7,335	8,867
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)	5.000%	8/15/24	12,100	13,719
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.080%	2/1/12 (12)	5,510	5,510
Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,400	3,654
Oklahoma Development Finance Authority
Revenue (Waste Management Inc. Project)
PUT	2.250%	6/2/14	4,000	4,058
Oklahoma Municipal Power Authority Power
Supply System Revenue	5.875%	1/1/28	1,045	1,237
Oklahoma Turnpike Authority Revenue	5.000%	1/1/17	7,000	8,381
Oklahoma Turnpike Authority Revenue	5.000%	1/1/27	1,160	1,387
Oklahoma Turnpike Authority Revenue	5.000%	1/1/29	2,000	2,361
Oklahoma Turnpike Authority Revenue	5.000%	1/1/31	500	582
Oklahoma Water Resource Board Revenue	5.000%	4/1/28	750	879
Oklahoma Water Resource Board Revenue	5.000%	4/1/29	750	874
Oklahoma Water Resource Board Revenue	5.000%	4/1/30	750	869
3 University of Oklahoma Revenue	5.000%	7/1/26	2,030	2,439
3 University of Oklahoma Revenue	5.000%	7/1/27	1,055	1,257
3 University of Oklahoma Revenue	5.000%	7/1/29	1,895	2,226

3 University of Oklahoma Revenue	5.000%	7/1/30	2,230	2,604
3 University of Oklahoma Revenue	5.000%	7/1/31	2,000	2,315
3 University of Oklahoma Revenue	5.000%	7/1/32	670	775
				119,807
Oregon (0.6%)
Oregon Department of Administrative Services
COP	5.000%	11/1/19	2,000	2,469
Oregon Department of Administrative Services
COP	5.000%	11/1/20	9,660	11,777
Oregon Department of Administrative Services
COP	5.000%	5/1/23	3,130	3,675
Oregon Department of Administrative Services
COP	5.000%	5/1/24	1,750	2,039
Oregon Department of Administrative Services
COP	5.000%	5/1/25	2,220	2,569
Oregon Department of Administrative Services
COP	5.000%	5/1/26	3,520	4,041
Oregon Department of Administrative Services
Lottery Revenue	5.000%	4/1/25 (4)	5,675	6,495
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/26	9,475	11,415
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/28	5,120	6,300
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,870
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/31	6,200	7,493
Oregon Department of Transportation Highway
Usertax Revenue	4.500%	11/15/24	3,000	3,482
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/20	5,000	6,069
Oregon Facilities Authority Revenue (Legacy
Health Project)	5.250%	5/1/21	7,500	9,127
Oregon GO	5.000%	5/1/14	1,400	1,543
Oregon GO	5.000%	5/1/15	1,500	1,713
Oregon GO	5.000%	5/1/16	1,750	2,062
Oregon GO	5.000%	5/1/26	1,570	1,936
Oregon GO	5.000%	5/1/26	1,490	1,837
Oregon GO	5.000%	5/1/27	2,415	2,949
Oregon GO	5.000%	5/1/27	2,460	3,004
Oregon GO	5.000%	5/1/28	5,165	6,263
Oregon GO	5.000%	5/1/28	2,755	3,341
Oregon GO	5.000%	5/1/29	2,890	3,481
Oregon GO	5.000%	5/1/30	5,685	6,795
Oregon GO	5.000%	5/1/31	3,370	4,001
Oregon GO	5.000%	5/1/31	1,760	2,089
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	1,650	2,036
Oregon GO (Oregon University System
Projects)	5.250%	8/1/28	2,585	3,190
Oregon GO (Oregon University System
Projects)	5.250%	8/1/29	2,725	3,342
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,050	2,503
Oregon GO (Oregon University System
Projects)	5.250%	8/1/30	2,865	3,498

Oregon GO (Oregon University System
Projects)	5.250%	8/1/31	3,015	3,653
Oregon GO (Veterans Welfare) VRDO	0.050%	2/1/12	5,000	5,000
Portland OR Sewer System Revenue	5.000%	6/1/12 (14)	27,230	27,669
Portland OR Sewer System Revenue	5.000%	8/1/18 (4)	11,470	13,254
Tri-County Metropolitan Transportation District
Oregon (Payroll Tax & Grant Project)	5.000%	10/1/27	3,000	3,482
1 Washington, Clackamas, & Yamhill County OR
School District GO TOB VRDO	0.070%	2/7/12 LOC	10,025	10,025
				200,487
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29	15,000	15,980
Allegheny County PA GO VRDO	0.080%	2/7/12 LOC	31,500	31,500
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/29	1,290	1,482
Allegheny County PA Higher Education Building
Authority University Revenue (Duquesne
University)	5.500%	3/1/31	2,720	3,092
Allegheny County PA Industrial Development
Authority Health Care Revenue (Vincentian
Collaborative System) VRDO	0.080%	2/7/12 LOC	7,725	7,725
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	17,000	20,084
Allegheny County PA Sanitation Authority Sewer
Revenue	5.000%	6/1/26 (4)	1,000	1,156
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.500%	11/15/16	1,410	1,474
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	4.750%	11/15/17	1,010	1,061
Blair County PA Hospital Authority Revenue
(Altoona Regional Health System)	5.000%	11/15/18	1,100	1,153
Central Bradford PA Progress Authority
Revenue (Guthrie Healthcare System)	5.500%	12/1/31	12,500	14,296
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/21 (4)	3,940	4,816
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/24 (14)	14,050	15,404
Commonwealth Financing Authority
Pennsylvania Revenue	5.000%	6/1/25 (14)	9,500	10,415
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.250%	1/1/17	2,375	2,608
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.500%	1/1/18	2,735	3,051
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	5.750%	1/1/20	3,415	3,808
Cumberland County PA Municipal Authority
Revenue (Diakon Lutheran Social Ministries
Project)	6.000%	1/1/21	4,190	4,687
Dauphin County PA General Authority Health
System Revenue (Pinnacle Health System
Project)	6.000%	6/1/29	14,800	16,417
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/17	3,790	4,036

Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/18	3,985	4,198
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/19	4,175	4,354
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/26	13,070	13,015
Delaware County PA Authority University
Revenue (Villanova University)	5.000%	12/1/27	1,000	1,142
Delaware County PA Industrial Development
Authority Pollution Control Revenue (PECO
Energy Co. Project)	4.000%	12/1/12	25,000	25,616
Delaware River Port Authority Pennsylvania &
New Jersey Revenue VRDO	0.060%	2/7/12 LOC	14,625	14,625
Indiana County PA Industrial Development
Authority Pollution Control Revenue (New
York State Electric & Gas Corp. Project) PUT	3.000%	6/3/13	6,000	6,114
Lancaster PA Higher Education Authority
College Revenue (Franklin & Marshall
College)	5.000%	4/15/22	3,500	3,859
Montgomery County PA Higher Education &
Health Authority Hospital Revenue (Abington
Memorial Hospital)	5.000%	6/1/25	5,765	6,196
Mount Lebanon PA School District GO	5.000%	2/15/13 (Prere.)	5,000	5,247
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.000%	8/15/20	1,000	1,091
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.125%	8/15/21	1,000	1,087
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/22	1,000	1,094
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/23	1,500	1,621
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.250%	8/15/24	3,000	3,221
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	2,055	2,358
Pennsylvania Economic Development Financing
Authority Pollution Control Revenue (PPL
Electric Utilities Corp. Project)	4.000%	10/1/23	17,500	18,497
Pennsylvania GO	5.250%	2/1/12 (14)	8,500	8,500
Pennsylvania GO	5.000%	3/1/12	24,335	24,434
Pennsylvania GO	5.500%	5/1/12 (Prere.)	10,000	10,133
Pennsylvania GO	5.250%	7/1/12	25,200	25,737
Pennsylvania GO	5.000%	10/1/12 (14)	9,430	9,735
Pennsylvania GO	5.000%	7/1/13 (Prere.)	960	1,024
Pennsylvania GO	4.000%	7/15/13	16,995	17,917
Pennsylvania GO	5.000%	7/1/14 (14)	5,010	5,330
Pennsylvania GO	5.000%	5/1/15	16,000	18,294
Pennsylvania GO	5.000%	8/1/15	5,120	5,905
Pennsylvania GO	5.000%	11/15/17	10,000	12,283
Pennsylvania GO	5.000%	7/1/18	2,250	2,785
Pennsylvania GO	5.000%	11/15/18	14,705	18,328
Pennsylvania GO	5.000%	5/1/19	15,000	18,727

Pennsylvania GO	5.000%	7/1/19	29,000	36,295
Pennsylvania GO	5.375%	7/1/21	4,500	5,911
Pennsylvania GO	5.000%	11/15/23	4,705	5,921
Pennsylvania GO	5.000%	11/15/26	8,000	9,892
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	2/7/12 LOC	14,270	14,270
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/15	4,200	4,769
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	5,715	6,597
Pennsylvania Higher Educational Facilities
Authority Revenue (Higher Education System)	5.000%	6/15/29	1,300	1,535
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University)	5.250%	9/1/19 (2)	2,935	3,519
Pennsylvania Higher Educational Facilities
Authority Revenue (Thomas Jefferson
University) VRDO	0.060%	2/7/12 LOC	7,400	7,400
Pennsylvania Higher Educational Facilities
Authority Revenue (Trustees of the University
of Pennsylvania)	5.000%	9/1/28	2,405	2,887
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System)	5.000%	8/15/13	5,000	5,320
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pennsylvania
Health System) VRDO	0.060%	2/7/12 LOC	64,655	64,655
Pennsylvania Higher Educational Facilities
Authority Revenue (University of Pittsburgh
Medical Center)	5.000%	5/15/31	500	545
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	4.000%	10/1/18	2,000	2,219
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/19	2,000	2,308
Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue	5.000%	10/1/20	1,500	1,743
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/20	12,180	14,617
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/23	20,000	23,394
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	6,080	6,713
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/23 (4)	10,600	11,704
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	6,620	7,314
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/24 (4)	11,130	12,297
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/25 (4)	11,585	12,777

Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/26 (4)	10,070	11,031
Pennsylvania State University Revenue VRDO	0.060%	2/7/12	7,350	7,350
Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue	5.000%	12/1/17 (2)	5,155	5,938
1 Pennsylvania Turnpike Commission Oil
Franchise Tax Revenue TOB VRDO	0.080%	2/7/12	11,000	11,000
Pennsylvania Turnpike Commission Registration
Fee Revenue VRDO	0.080%	2/7/12 (4)	8,815	8,815
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/21 (12)	4,520	5,326
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	14,210	16,478
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/21	16,660	19,954
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/23 (12)	8,585	9,931
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/24 (12)	3,535	4,063
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	2,500	2,800
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/26	1,710	2,027
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/27	12,345	13,682
Pennsylvania Turnpike Commission Revenue	5.250%	12/1/28	4,015	4,698
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	50,000	55,254
Pennsylvania Turnpike Commission Revenue	5.500%	12/1/31	6,185	7,293
Pennsylvania Turnpike Commission Revenue	5.625%	12/1/31	10,000	11,447
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.180%	2/7/12 (12)	4,330	4,330
Philadelphia PA Airport Parking Authority
Revenue	5.000%	9/1/16	3,000	3,430
Philadelphia PA Gas Works Revenue	5.000%	8/1/14	3,000	3,243
Philadelphia PA Gas Works Revenue	5.000%	8/1/15	3,000	3,296
Philadelphia PA Gas Works Revenue VRDO	0.060%	2/7/12 LOC	18,400	18,400
Philadelphia PA GO	5.000%	8/1/15 (4)	23,000	25,635
Philadelphia PA GO	5.250%	8/1/16 (4)	13,110	15,071
Philadelphia PA Hospitals & Higher Education
Facilities Authority Health System Revenue
(Jefferson Health System)	5.250%	5/15/30	24,000	27,035
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/1/12	8,200	8,200
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/1/12	2,400	2,400
Philadelphia PA Industrial Development
Authority Lease Revenue	5.000%	10/1/14 (14)	6,390	6,855
1 Philadelphia PA Industrial Development
Authority Lease Revenue (Fox Chase Cancer
Center) TOB VRDO	0.080%	2/1/12 LOC	7,495	7,495
Philadelphia PA Industrial Development
Authority Lease Revenue VRDO	0.070%	2/7/12 LOC	20,375	20,375
Philadelphia PA Municipal Authority Revenue	5.250%	5/15/13 (4)	11,105	11,658
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	5,965	6,351
Philadelphia PA Municipal Authority Revenue	6.375%	4/1/29	3,500	3,916
Philadelphia PA School District GO	5.500%	8/1/12 (14)	10,815	11,076
Philadelphia PA School District GO	5.000%	8/1/19 (2)	7,500	8,173
Philadelphia PA School District GO	5.000%	8/1/20 (2)	18,745	20,288
Philadelphia PA School District GO	5.000%	8/1/21 (2)	9,900	10,657
Philadelphia PA Water & Waste Water Revenue	5.000%	8/1/22 (4)	3,000	3,553

Southcentral Pennsylvania General Authority
Revenue (WellSpan Health Obligated Group)	6.000%	6/1/25	30,000	35,019
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/27	6,100	7,001
Southeastern Pennsylvania Transportation
Authority Revenue	5.000%	3/1/28	5,000	5,705
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue	5.000%	9/15/17	3,990	4,873
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.000%	9/15/19	2,575	3,213
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.500%	9/15/23	9,000	11,251
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/27	12,500	14,942
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/28	2,375	2,826
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/29	11,250	13,316
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/19	1,235	1,393
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.250%	7/1/20	1,330	1,539
Westmoreland County PA Industrial
Development Authority Revenue (Excela
Health Project)	5.000%	7/1/25	4,500	4,837
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/21	1,015	1,212
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/22	1,160	1,374
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/23	1,350	1,586
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/24	1,420	1,659
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/25	1,465	1,703
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/30	6,185	6,923
				1,260,210
Puerto Rico (1.1%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/14	4,420	4,776
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/16	5,000	5,650
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/19 (14)	35,430	38,586
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20	5,000	5,667
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/20 (14)	18,245	19,748
Puerto Rico Electric Power Authority Revenue	5.000%	7/1/21 (14)	24,290	26,122
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/21 (14)	5,000	5,799
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	17,050	19,708
Puerto Rico GO	5.500%	7/1/13 (14)	5,000	5,270
Puerto Rico GO	5.500%	7/1/14 (14)	5,000	5,408

Puerto Rico GO	5.250%	7/1/20	14,955	15,333
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/13 (14)	7,220	7,690
Puerto Rico Highway & Transportation Authority
Revenue	6.250%	7/1/15 (14)	5,590	6,331
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/16 (3)	8,885	9,286
Puerto Rico Municipal Finance Agency GO	5.750%	8/1/12 (4)	2,470	2,480
Puerto Rico Public Buildings Authority
Government Facilities Revenue	0.000%	7/1/12 (3)	34,465	34,021
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	13,600	15,084
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/17 (2)	6,390	7,243
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.500%	7/1/18 (2)	5,930	6,782
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/29	9,700	9,909
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	43,740	43,740
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	835	931
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/19 (Prere.)	255	334
Puerto Rico Sales Tax Financing Corp. Revenue	5.500%	8/1/28	29,745	33,955
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	29,165	31,103
				360,956
Rhode Island (0.3%)
Rhode Island & Providence Plantations GO	5.000%	8/1/17 (4)	3,120	3,549
Rhode Island & Providence Plantations GO	5.500%	8/1/28	9,805	12,213
Rhode Island & Providence Plantations GO	5.500%	8/1/30	3,610	4,459
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/12 (4)	5,000	5,093
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/20 (12)	20,000	24,388
Rhode Island Economic Development Corp.
Revenue (Department of Transportation)	5.250%	6/15/21 (12)	25,000	30,177
Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/26 (4)	4,900	5,242
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/25 (4)	2,880	3,117
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.625%	5/15/26 (4)	3,210	3,471
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.750%	5/15/29 (4)	3,500	3,765
				95,474
South Carolina (1.4%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/19	3,105	3,556
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/26	12,610	14,176
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/27	33,070	36,821

Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	2,730	3,033
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.060%	2/7/12	14,410	14,410
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.060%	2/7/12	6,000	6,000
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/16	5,000	5,703
Greenville County SC Hospital Revenue
(Greenville Hospital System)	4.125%	5/1/17	5,315	5,975
Greenville County SC Hospital Revenue
(Greenville Hospital System)	5.000%	5/1/18	2,655	3,149
Greenville County SC School District Installment
Revenue	5.500%	12/1/19	32,480	41,087
Greenville County SC School District Installment
Revenue	5.000%	12/1/26	28,255	31,265
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/26	6,220	7,185
Medical University South Carolina Hospital
Authority Hospital Facilities Revenue	6.250%	8/15/12 (Prere.)	13,000	13,424
North Charleston SC Tax Revenue	5.000%	12/1/12 (12)	2,945	3,052
North Charleston SC Tax Revenue	5.000%	12/1/13 (12)	4,525	4,869
North Charleston SC Tax Revenue	5.000%	12/1/14 (12)	4,725	5,254
North Charleston SC Tax Revenue	5.000%	12/1/15 (12)	4,715	5,386
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/19	18,995	22,591
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/20	10,000	11,896
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/22 (14)	9,950	6,917
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/22	6,000	7,118
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/23 (14)	8,780	5,778
Piedmont SC Municipal Power Agency Revenue	0.000%	1/1/24 (3)	2,400	1,499
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	13,620	15,227
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/24	3,535	4,139
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/25	8,020	9,294
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	8,600	9,723
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/29 (4)	2,800	3,175
Piedmont SC Municipal Power Agency Revenue
VRDO	0.050%	2/7/12 LOC	20,250	20,250
South Carolina GO	5.000%	3/1/16	6,165	7,254
South Carolina GO	5.000%	4/1/16	3,560	4,196
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.000%	2/1/18	2,000	2,323
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/23 (4)	6,275	6,892
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/24 (4)	6,200	6,781
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/25 (4)	6,925	7,517
South Carolina Jobs Economic Development
Authority Hospital Revenue (Palmetto Health)	5.250%	8/1/27 (4)	13,550	14,622
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System)	5.625%	11/15/12 (Prere.)	1,775	1,851
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System) VRDO	0.090%	2/7/12 (4)LOC	17,500	17,500

South Carolina Public Service Authority
Revenue	5.500%	1/1/13 (4)	5,000	5,156
South Carolina Public Service Authority
Revenue	5.000%	12/1/16	7,225	8,627
South Carolina Public Service Authority
Revenue	5.000%	1/1/28	6,735	7,697
South Carolina Public Service Authority
Revenue	5.000%	1/1/29	2,900	3,295
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/13 (2)	5,200	5,591
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/25 (2)	4,035	4,432
Spartanburg County SC Regional Health
Services District Revenue VRDO	0.130%	2/7/12 (12)	36,885	36,885
				462,571
South Dakota (0.0%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.250%	11/1/29	2,000	2,235

Tennessee (1.3%)
Greeneville TN Health & Educational Facilities
Board Revenue (Laughlin Memorial Hospital
Project) VRDO	0.370%	2/7/12 LOC	39,900	39,900
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.250%	4/1/23	8,280	9,207
Jackson TN Hospital Improvement Revenue
(Jackson-Madison County General Hospital
Project)	5.375%	4/1/28	8,000	8,682
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	21,689
Memphis TN GO	5.000%	11/1/20 (14)	16,000	18,332
Memphis TN GO	5.000%	11/1/20 (10)	4,000	4,667
Memphis TN GO	5.000%	7/1/21	6,250	7,805
Memphis TN GO	5.000%	11/1/21 (14)	4,730	5,420
Memphis TN GO	5.000%	7/1/22	15,000	18,568
Memphis TN GO	5.000%	11/1/22 (14)	4,750	5,431
Memphis TN GO	5.000%	5/1/28	3,145	3,773
Memphis TN GO	5.000%	5/1/30	1,715	2,030
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/16	3,825	4,530
Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	1/1/20	5,000	6,000
3 Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/20	15,000	18,974
3 Metropolitan Government of Nashville &
Davidson County TN GO	5.000%	7/1/21	15,000	19,140
3 Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/20	2,500	3,101
3 Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/21	2,000	2,504
3 Metropolitan Government of Nashville &
Davidson County TN Water & Sewer Revenue	5.000%	7/1/22	1,000	1,249
Murfreesboro TN GO	5.000%	6/1/19	645	803
Shelby County TN GO	5.000%	4/1/19 (ETM)	100	126
Shelby County TN GO	5.000%	4/1/19	400	499
Shelby County TN GO VRDO	0.060%	2/7/12	30,620	30,620

Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/18	7,180	8,614
Shelby County TN Health Educational &
Housing Facility Board Revenue (Baptist
Memorial Health Care)	5.000%	9/1/19	2,000	2,416
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.000%	6/1/13	4,865	5,115
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Le Bonheur Healthcare)	5.250%	6/1/14	13,995	15,162
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/21	5,000	5,598
Shelby County TN Health Educational &
Housing Facility Board Revenue (St. Jude
Children's Research Hospital)	5.000%	7/1/22	5,000	5,564
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/16	19,800	21,338
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/17	39,290	43,028
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/18	57,570	63,205
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/22	10,000	10,656
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/25	5,000	5,249
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	10,175	10,424
Tennessee GO	5.000%	8/1/17	3,165	3,890
Tennessee GO	5.000%	10/1/17	6,000	7,407
Tennessee GO	5.000%	5/1/18	2,075	2,505
				443,221
Texas (8.5%)
Austin TX Combined Utility System Revenue	0.000%	5/15/18 (3)	24,215	20,645
Austin TX Independent School District GO	5.000%	8/1/13	10,000	10,711
Austin TX Water & Wastewater System
Revenue	5.000%	11/15/21	2,500	3,077
Board of Regents of the Texas A&M University
System Permanent University Fund Revenue	5.250%	7/1/24	14,925	16,338
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/18	11,960	13,788
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/18	11,770	13,552
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/19	12,595	14,371
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/19	12,925	14,735
Camino Real Texas Mobility Authority Revenue	5.250%	2/15/20	13,265	14,985
Camino Real Texas Mobility Authority Revenue	5.250%	8/15/20	13,580	15,329
Camino Real Texas Mobility Authority Revenue	5.000%	2/15/21	5,970	5,980
Camino Real Texas Mobility Authority Revenue	5.000%	8/15/21	6,320	6,330
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/20	1,150	1,275
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/25	4,650	2,491
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/25	2,000	2,165
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/26	6,490	3,177

Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/27	7,750	3,547
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/28	5,500	2,355
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/29	5,220	2,095
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/30	4,355	1,625
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/31	4,880	1,710
Central Texas Regional Mobility Authority
Revenue	5.750%	1/1/31	4,000	4,333
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	4,000	1,225
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/34	4,000	1,143
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/35	4,950	1,326
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/37	5,525	1,300
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/38	3,500	773
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/39	4,500	933
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/40	5,700	1,111
Clear Creek TX Independent School District GO	5.000%	2/15/23 (4)	10,270	11,467
Clear Creek TX Independent School District GO	5.000%	2/15/25 (4)	11,635	12,846
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/25	5,080	6,185
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/26	4,305	5,186
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/27	5,995	7,138
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/28	6,180	7,316
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,190	3,740
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/30	6,535	7,623
1 Comal TX Independent School District GO TOB
VRDO	0.070%	2/7/12 LOC	10,250	10,250
Dallas County TX Community College District
GO	5.000%	2/15/27	2,690	3,233
Dallas County TX GO	4.000%	2/15/14	2,375	2,547
Dallas County TX GO	5.000%	2/15/15	1,845	2,089
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,162
Dallas County TX Utility & Reclamation District
GO	5.250%	2/15/25 (2)	11,245	12,162
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/26	11,385	12,709
Dallas TX Area Rapid Transit Sales Tax
Revenue	4.500%	12/1/27	14,130	15,643
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/23 (12)	9,880	11,271
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/24 (12)	8,345	9,479
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/25 (12)	5,050	5,721

Dallas TX Civic Center Improvement Revenue	5.000%	8/15/26 (12)	1,650	1,850
Dallas TX GO	5.000%	2/15/19	11,675	13,110
Dallas TX Independent School District GO	5.000%	2/15/23	14,000	17,521
Dallas TX Independent School District GO	5.000%	2/15/24	17,450	21,668
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/18	2,000	2,495
Dallas TX Waterworks & Sewer System
Revenue	5.000%	10/1/30	6,920	7,944
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/20	2,740	3,069
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/21	2,000	2,225
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/22	2,500	2,763
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/23	1,500	1,650
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/27	6,745	7,683
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/28	7,335	8,288
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/29	6,360	7,104
Dallas-Fort Worth TX International Airport
Revenue	5.000%	11/1/30	6,680	7,408
Fort Worth TX GO	5.000%	3/1/17	5,090	6,134
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/29	6,155	7,273
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/30	6,430	7,558
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/31	6,255	7,293
Frisco TX GO	5.000%	2/15/17	1,000	1,201
Frisco TX Independent School District GO	5.000%	8/15/15	1,690	1,953
Frisco TX Independent School District GO	5.000%	8/15/16	4,205	5,010
3 Frisco TX Independent School District GO	5.000%	8/15/32	6,665	7,848
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	7,375	7,559
Gulf Coast TX Waste Disposal Authority
Environmental Facilities Revenue (BP
Products North America Project) PUT	2.300%	9/3/13	2,000	2,003
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/15	10,000	11,464
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/16	12,000	14,104
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System)	5.250%	12/1/17	17,000	20,510
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/19	4,000	4,746
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.000%	2/15/20	10,225	11,985
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (St. Luke's Episcopal
Health System)	5.625%	2/15/25	39,530	46,619

Harris County TX Cultural Education Facilities
Finance Corp. Special Facilities Revenue
(Texas Medical Center) VRDO	0.060%	2/1/12 LOC	2,625	2,625
Harris County TX Flood Control District Revenue	5.000%	10/1/29	2,950	3,479
Harris County TX Flood Control District Revenue	5.000%	10/1/30	3,000	3,520
Harris County TX GO	5.000%	10/1/16	4,755	5,676
Harris County TX GO	5.000%	10/1/17	4,705	5,752
Harris County TX GO	5.000%	10/1/21	8,000	10,057
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.000%	12/1/27	5,000	6,065
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.200%	12/1/29	4,000	4,390
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Texas Children's
Hospital) VRDO	0.080%	2/1/12	10,695	10,695
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.070%	2/1/12	6,000	6,000
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/26	3,000	3,478
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/27	6,475	7,452
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/28	5,665	6,485
Harris County TX Metropolitan Transit Authority
Revenue	5.000%	11/1/29	6,270	7,113
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/12	3,100	3,197
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/13	3,290	3,515
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.000%	11/1/14	3,475	3,832
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.625%	11/1/19	4,535	5,480
Harris County TX Metropolitan Transportation
Authority Lease Revenue	5.875%	11/1/20	3,640	4,396
Harris County TX Metropolitan Transportation
Authority Lease Revenue	6.000%	11/1/21	4,295	5,173
Harris County TX Sports Authority Revenue	0.000%	11/15/23 (14)	7,000	3,331
Harris County TX Toll Road Revenue	5.375%	8/15/12 (4)	10,000	10,279
Harris County TX Toll Road Revenue	5.000%	8/15/14	1,000	1,110
Harris County TX Toll Road Revenue	5.000%	8/15/15	1,435	1,642
Harris County TX Toll Road Revenue	5.000%	8/15/18	1,500	1,821
Harris County TX Toll Road Revenue	5.000%	8/15/20	2,000	2,467
Harris County TX Toll Road Revenue	5.000%	8/15/27	4,000	4,669
Harris County TX Toll Road Revenue	5.000%	8/15/28	5,000	5,847
Harris County TX Toll Road Revenue	5.000%	8/15/29	2,000	2,324
Houston TX Airport System Revenue	5.000%	7/1/16	1,500	1,728
Houston TX Airport System Revenue	5.000%	7/1/18	1,750	2,096
Houston TX Airport System Revenue	5.000%	7/1/19	1,750	2,066
Houston TX Airport System Revenue	5.000%	7/1/20	2,130	2,496
Houston TX Airport System Revenue	5.000%	7/1/25	1,000	1,166
Houston TX Airport System Revenue	5.000%	7/1/26	3,000	3,457
Houston TX Community College GO	5.000%	2/15/17	1,000	1,203

Houston TX Community College System
Revenue	5.000%	4/15/21 (10)	9,200	10,190
Houston TX GO	5.000%	3/1/17	17,880	21,526
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) VRDO	0.050%	2/7/12	15,750	15,750
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	5.000%	9/1/15	5,600	6,257
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/17 (2)	13,760	12,017
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/18 (2)	16,285	13,541
Houston TX Hotel Occupancy Tax & Special
Revenue (Convention & Entertainment
Facilities)	0.000%	9/1/21 (2)	22,720	15,202
Houston TX Utility System Revenue	5.250%	5/15/13 (14)	3,500	3,723
Houston TX Utility System Revenue	5.250%	5/15/14 (14)	2,500	2,774
Houston TX Utility System Revenue	5.000%	11/15/16	3,730	4,462
Houston TX Utility System Revenue	5.250%	11/15/17 (4)	13,500	16,711
Houston TX Utility System Revenue	5.250%	11/15/29	16,650	20,053
Houston TX Utility System Revenue	5.000%	11/15/30	14,670	17,333
Houston TX Utility System Revenue	5.000%	11/15/30	8,020	9,529
Houston TX Utility System Revenue	5.250%	11/15/30	23,805	28,443
Houston TX Utility System Revenue	5.000%	11/15/31	5,625	6,589
Houston TX Utility System Revenue	5.000%	11/15/31	5,010	5,901
Houston TX Utility System Revenue	5.000%	11/15/32	8,190	9,570
1 Houston TX Utility System Revenue TOB VRDO	0.070%	2/1/12	4,950	4,950
1 Houston TX Utility System Revenue TOB VRDO	0.070%	2/1/12	10,800	10,800
Houston TX Water & Sewer System Revenue	5.750%	12/1/12 (Prere.)	8,000	8,365
Houston TX Water & Sewer System Revenue	0.000%	12/1/25 (ETM)	8,525	5,925
Lower Colorado River Authority Texas Revenue	5.375%	5/15/12 (14)	460	461
Lower Colorado River Authority Texas Revenue	5.375%	5/15/12 (14)	2,865	2,877
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	345	346
Lower Colorado River Authority Texas Revenue	5.375%	5/15/13 (14)	2,130	2,138
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	515	516
Lower Colorado River Authority Texas Revenue	5.375%	5/15/14 (14)	3,175	3,187
Lower Colorado River Authority Texas Revenue	5.875%	5/15/14 (4)	1,075	1,080
Lower Colorado River Authority Texas Revenue	5.875%	5/15/15 (4)	3,005	3,018
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	230	230
Lower Colorado River Authority Texas Revenue	5.375%	5/15/16 (14)	1,420	1,425
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	320	321
Lower Colorado River Authority Texas Revenue	5.375%	5/15/17 (14)	1,965	1,972
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	5	6
Lower Colorado River Authority Texas Revenue	5.250%	5/15/19 (Prere.)	105	134
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	140	140
Lower Colorado River Authority Texas Revenue	5.375%	5/15/20 (14)	865	868
Lower Colorado River Authority Texas Revenue	5.000%	5/15/29	10,000	11,231
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	9,070	10,120
Lower Colorado River Authority Texas Revenue	5.250%	5/15/29	2,390	2,713
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	10,000	11,040
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	4,000	4,459
Lubbock TX GO	5.000%	2/15/27	5,735	6,857
Lubbock TX GO	5.000%	2/15/29	4,335	5,096
Lubbock TX GO	5.000%	2/15/30	6,660	7,731
Lubbock TX GO	5.000%	2/15/31	4,120	4,743

North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/23	7,410	8,572
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/24	5,895	6,779
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/25	5,250	6,012
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/26	6,225	7,058
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/27	8,920	10,048
North Harris County TX Regional Water
Authority Revenue	5.125%	12/15/28	8,040	9,019
North Texas Tollway Authority System Revenue	5.500%	1/1/17	4,750	5,489
North Texas Tollway Authority System Revenue	5.500%	1/1/18	4,000	4,721
North Texas Tollway Authority System Revenue	6.000%	1/1/19	15,000	17,962
North Texas Tollway Authority System Revenue	6.000%	1/1/20	22,100	26,558
North Texas Tollway Authority System Revenue	6.000%	1/1/21	41,330	49,465
North Texas Tollway Authority System Revenue	6.000%	1/1/22	26,045	31,171
North Texas Tollway Authority System Revenue	6.250%	2/1/23	46,220	51,894
North Texas Tollway Authority System Revenue	6.000%	1/1/24	19,700	23,592
North Texas Tollway Authority System Revenue	6.000%	1/1/25	11,035	13,182
North Texas Tollway Authority System Revenue	6.000%	1/1/25	5,075	6,063
North Texas Tollway Authority System Revenue	6.000%	1/1/26	4,395	5,243
North Texas Tollway Authority System Revenue	6.000%	1/1/27	3,950	4,703
North Texas Tollway Authority System Revenue	6.000%	1/1/28	3,220	3,760
North Texas Tollway Authority System Revenue	5.500%	9/1/28	1,250	1,511
North Texas Tollway Authority System Revenue	5.250%	9/1/29	4,130	4,873
North Texas Tollway Authority System Revenue	5.000%	9/1/30	3,150	3,626
North Texas Tollway Authority System Revenue	5.000%	9/1/30	9,000	10,360
North Texas Tollway Authority System Revenue	5.000%	9/1/31	4,000	4,576
North Texas Tollway Authority System Revenue	5.000%	9/1/31	25,000	28,599
North Texas Tollway Authority System Revenue
PUT	5.750%	1/1/16	75,000	87,049
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.090%	2/7/12 (13)	2,200	2,200
North Texas University Revenue	5.000%	4/15/20	1,500	1,847
Northside TX Independent School District GO
PUT	0.950%	8/1/13	10,000	10,083
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.381%	10/1/20	5,000	4,961
3 Pasadena TX Independent School District GO	5.000%	2/15/32	1,000	1,186
Pasadena TX Independent School District GO
VRDO	0.090%	2/7/12	16,900	16,900
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/17	16,000	17,414
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.250%	8/1/18	18,985	20,470
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/19	22,010	24,089
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/20	9,455	10,413
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/21	3,000	3,303
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	16,000	17,804

San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/12 (4)	5,000	5,000
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	760	760
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	8,140	8,140
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	10,000	10,000
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	6,490	6,490
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	5,445	5,445
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13 (ETM)	260	273
San Antonio TX Electric & Gas Systems
Revenue	5.250%	2/1/13	4,740	4,976
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13 (4)	14,865	15,624
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/13	10,000	10,511
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/21	9,750	11,132
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/22	25,450	28,993
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/23	22,000	25,174
San Antonio TX Electric & Gas Systems
Revenue	5.000%	2/1/24	15,000	16,542
San Antonio TX GO	5.000%	8/1/17 (Prere.)	5,685	6,970
San Antonio TX GO	5.000%	8/1/17 (Prere.)	6,030	7,393
San Antonio TX GO	5.000%	8/1/31	4,045	4,827
San Antonio TX Independent School District GO	5.000%	8/15/28	6,000	7,218
San Antonio TX Independent School District GO	5.000%	8/15/29	5,000	5,970
San Antonio TX Water Revenue	5.000%	5/15/27	5,435	6,458
3 Sharyland TX Independent School District GO	5.000%	2/15/27	1,620	1,950
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/20	2,250	2,772
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/22	9,100	10,986
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/29	4,375	5,038
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project)	5.000%	10/1/30	2,000	2,326
Sugar Land TX GO	5.000%	2/15/30	3,445	4,049
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.000%	8/15/30	40,335	43,017
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/17	8,570	9,630
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/18	9,000	10,178
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	5.000%	7/1/19	9,455	10,707

Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)	6.250%	7/1/28 (12)	16,500	19,499
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (CHRISTUS Health)
VRDO	0.090%	2/7/12 LOC	23,000	23,000
Temple TX GO	5.250%	8/1/23 (4)	1,665	1,914
Temple TX GO	5.250%	8/1/25 (4)	1,525	1,733
Texas (Veterans Housing Assistance Program)
GO VRDO	0.060%	2/7/12	10,000	10,000
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/13	5,535	5,870
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/26	4,495	5,397
Texas A&M University System Revenue
Financing System Revenue	5.000%	5/15/28	4,475	5,315
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/30	3,940	4,693
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/31	1,505	1,777
Texas GO	5.375%	10/1/12 (Prere.)	21,310	22,044
Texas GO	5.000%	4/1/15	1,435	1,638
1 Texas GO TOB PUT	0.201%	3/9/12	25,000	25,000
1 Texas GO TOB VRDO	0.080%	2/1/12	149,485	149,485
1 Texas GO TOB VRDO	0.070%	2/7/12	10,060	10,060
1 Texas GO TOB VRDO	0.080%	2/7/12	5,000	5,000
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.625%	12/15/17	40,775	44,769
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/21	10,370	10,984
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/22	3,260	3,440
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	6.250%	12/15/26	24,890	28,983
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (ETM)	375	375
Texas Municipal Power Agency Revenue	0.000%	9/1/12 (2)	4,800	4,790
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (ETM)	125	124
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	11,375	11,229
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (ETM)	125	123
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	5,540	5,398
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (ETM)	110	107
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	10,140	9,718
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	110	106
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (14)	22,795	21,405
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (ETM)	415	391
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	31,295	28,488
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	32,000	37,130
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	47,500	55,468
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/15	2,000	2,297
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	7/1/18	75,000	84,890
Texas State University System Revenue	5.000%	3/15/28	3,870	4,544
Texas State University System Revenue	5.000%	3/15/29	4,000	4,534
Texas State University System Revenue	5.000%	3/15/30	3,255	3,771
Texas State University System Revenue	5.000%	3/15/31	4,480	5,148

Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/23 (2)	10,040	11,500
Texas Tech University System Revenue
Financing System Revenue	5.000%	2/15/24 (2)	11,940	13,677
3 Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/29	1,000	1,188
Texas TRAN	2.500%	8/30/12	60,000	60,818
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,128
1 Texas Transportation Commission Mobility Fund
GO TOB VRDO	0.080%	2/7/12	7,925	7,925
Texas Transportation Commission Mobility Fund
GO VRDO	0.050%	2/7/12	9,900	9,900
Texas Transportation Commission Revenue	5.000%	4/1/19	10,000	11,604
Texas Transportation Commission Revenue	5.000%	4/1/20	8,850	10,250
Texas Transportation Commission Revenue	5.000%	4/1/21	10,555	12,197
Texas Transportation Commission Revenue	5.000%	4/1/21	23,405	27,718
Texas Transportation Commission Revenue	5.000%	4/1/22	5,000	5,872
Texas Transportation Commission Revenue	4.750%	4/1/24	9,500	10,749
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/20 (2)	10,000	7,304
Texas Water Development Board Revenue	5.000%	7/15/20	3,800	4,764
Texas Water Development Board Revenue	5.000%	7/15/21	4,535	5,631
Texas Water Financial Assistance GO	5.000%	4/1/20	20,000	23,862
Texas Water Financial Assistance GO	5.000%	8/1/20	2,000	2,494
Texas Water Financial Assistance GO	5.000%	8/1/28	5,755	7,003
Texas Water Financial Assistance GO	5.000%	8/1/29	2,555	3,083
University of Houston Texas Revenue	4.000%	2/15/16	1,425	1,606
University of Houston Texas Revenue	4.750%	2/15/28 (4)	8,615	9,654
University of Texas Permanent University Fund
Revenue	5.000%	8/15/20	9,785	11,514
University of Texas System Revenue Financing
System Revenue	5.000%	8/15/20	2,700	3,432
Waco TX Education Finance Corp. Revenue
(Baylor University) VRDO	0.070%	2/7/12	5,490	5,490
				2,888,736
Utah (0.4%)
Central Utah Water Conservancy District GO	5.000%	4/1/14	1,405	1,544
Central Utah Water Conservancy District GO	5.000%	4/1/26	6,155	7,560
Central Utah Water Conservancy District GO	5.000%	4/1/27	4,000	4,872
Central Utah Water Conservancy District GO	5.000%	4/1/28	3,000	3,630
Central Utah Water Conservancy District GO	5.000%	4/1/28	765	926
Central Utah Water Conservancy District GO	5.000%	4/1/29	7,000	8,350
Intermountain Power Agency Utah Power
Supply Revenue	5.000%	7/1/18	6,845	7,456
Murray UT Hospital Revenue (IHC Health
Services) VRDO	0.060%	2/1/12	2,000	2,000
Riverton UT Hospital Revenue (IHC Health
Services Inc.)	5.000%	8/15/19	2,100	2,546
Salt Lake County UT GO	5.000%	12/15/15	5,000	5,829
Utah Board of Regents Student Loan Revenue	4.000%	11/1/15	24,000	26,747
Utah Board of Regents Student Loan Revenue	5.000%	11/1/22	10,800	13,101
Utah Board of Regents Student Loan Revenue	5.000%	11/1/23	4,200	5,053
Utah GO	5.000%	7/1/16	3,070	3,650
Utah GO	5.000%	7/1/16	23,735	28,223

Utah Transit Authority Sales Tax Revenue	5.250%	6/15/17 (4)	1,135	1,391
				122,878
Vermont (0.0%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/22 (4)	8,000	8,970

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/18	4,500	5,049
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/19	3,000	3,386
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	5,360	5,374
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/24	1,000	1,092
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	5,000	5,325
				20,226
Virginia (1.6%)
Clarke County VA Industrial Development
Authority Hospital Facilities Revenue
(Winchester Medical Center Inc.) VRDO	0.130%	2/7/12 (4)	2,675	2,675
Fairfax County VA Economic Development
Authority Revenue (Public Facilities Projects)	5.000%	4/1/18	1,280	1,565
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	2.000%	4/1/14	2,905	3,004
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/16	2,320	2,717
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/29	9,730	11,360
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/30	5,000	5,822
Fairfax County VA Economic Development
Authority Transportation District Improvement
Revenue (Silver Line Phase I Project)	5.000%	4/1/31	4,890	5,639
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.000%	5/15/25	2,000	2,307
Fairfax County VA Public Improvement GO	5.000%	10/1/16	12,950	15,522
Fairfax County VA Water Authority Revenue	5.000%	4/1/25	2,500	3,188
Fairfax County VA Water Authority Revenue	5.000%	4/1/26	2,000	2,526
Hampton VA GO	4.000%	1/15/19	3,000	3,557
Hampton VA GO	5.000%	1/15/20	3,000	3,714
Loudoun County VA GO	5.000%	12/1/21	2,885	3,684
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	32,000	34,300
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	10,000	10,719
Portsmouth VA GO	5.000%	7/1/14 (4)	3,530	3,914
Richmond VA GO	5.000%	7/15/16	4,120	4,909
3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/21	2,500	2,983

3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/22	3,040	3,619
3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/23	3,000	3,519
3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	1,400	1,608
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/25	10,375	11,569
3 Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/26	1,475	1,682
Smyth County VA Industrial Development
Authority Hospital Revenue VRDO	0.040%	2/7/12 LOC	5,000	5,000
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/26	2,425	2,565
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/31	19,405	20,218
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	42,520	49,364
1 University of Virginia Revenue TOB VRDO	0.080%	2/1/12	9,000	9,000
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/13 (Prere.)	8,420	9,136
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/17 (Prere.)	5,125	6,279
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	12/1/22	10,000	10,760
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/24	5,335	6,041
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/25	5,665	6,381
Virginia Beach VA Development Authority Public
Facility Revenue	5.000%	7/15/26	5,955	6,666
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/17	1,000	1,201
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/18	10,595	12,609
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/22	1,000	1,284
Virginia College Building Authority Educational
Facilities Revenue (21st Century College &
Equipment Programs)	5.000%	2/1/28	5,840	7,010
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/18	8,010	9,370
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/19	8,430	9,763

Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/20	8,855	10,258
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/21	9,320	10,797
Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program)	5.000%	9/1/22	9,105	10,548
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/27	13,765	16,698
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/30	30,140	35,828
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/31	31,550	37,191
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/16	11,940	14,150
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/17	7,815	9,522
Virginia Public Building Authority Revenue	5.000%	8/1/22	10,000	11,006
Virginia Public School Authority Revenue	5.000%	4/15/13	7,160	7,572
Virginia Public School Authority Revenue	5.000%	8/1/13	5,060	5,420
Virginia Public School Authority Revenue	5.000%	8/1/13 (Prere.)	8,865	9,497
Virginia Public School Authority Revenue	5.000%	8/1/20	2,500	3,135
Wise County VA Industrial Development
Authority Solid Waste & Sewage Disposal
Revenue (Virginia Electric & Power Co.) PUT	2.375%	11/1/15	10,000	10,387
York County VA Economic Development
Authority Pollution Control Revenue (VA
Electric & Power Co. Project) PUT	4.050%	5/1/14	13,250	14,039
				524,797
Washington (1.9%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	6,400	6,089
Clark County WA GO	4.750%	12/1/27 (14)	3,275	3,487
3 Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	25,000	30,650
3 Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/20	20,000	24,745
3 Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/15	6,710	7,573
3 Energy Northwest Washington Electric Revenue
(Project No. 1)	5.000%	7/1/16	9,735	11,310
Energy Northwest Washington Electric Revenue
(Project No. 3)	5.000%	7/1/18	14,000	17,213
King County WA (Bellevue School District) GO	5.000%	12/1/27	16,505	20,014
King County WA (Bellevue School District) GO	5.000%	12/1/28	17,335	20,890
King County WA (Bellevue School District) GO	5.000%	12/1/29	18,200	21,765
King County WA Sewer Revenue	5.250%	1/1/27	1,890	2,310
1 King County WA Sewer Revenue TOB VRDO	0.080%	2/1/12	3,685	3,685
1 King County WA Sewer Revenue TOB VRDO	0.080%	2/7/12	6,950	6,950
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/17	1,000	1,184
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	3,000	3,638

Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/22	5,525	6,530
Port of Seattle WA Revenue	5.000%	3/1/21 (14)	5,000	5,479
Port of Seattle WA Revenue	5.000%	6/1/22	2,000	2,402
Port of Seattle WA Revenue	5.000%	6/1/30	6,000	6,756
University of Washington Revenue	5.000%	4/1/15	9,830	11,193
University of Washington Revenue	5.000%	4/1/28	10,195	12,225
University of Washington Revenue	5.000%	4/1/30	9,315	11,044
University of Washington Revenue	5.000%	4/1/31	10,500	12,337
University of Washington Revenue	5.000%	4/1/32	11,375	13,255
Washington (Motor Vehicle Fuel Tax) GO	5.000%	8/1/20	3,185	3,993
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/29	10,545	12,611
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,525	8,931
Washington GO	6.000%	6/1/12	1,000	1,019
Washington GO	5.700%	10/1/15 (4)	7,700	8,340
Washington GO	5.000%	7/1/17	32,460	39,452
Washington GO	5.000%	7/1/19	6,940	8,680
Washington GO	0.000%	6/1/20 (3)	5,500	4,617
Washington GO	5.000%	7/1/20	10,000	11,964
Washington GO	5.000%	8/1/20	4,845	6,075
Washington GO	5.000%	1/1/25	1,750	2,143
Washington GO	5.000%	2/1/28	10,000	11,968
Washington GO	5.000%	2/1/28	5,000	6,042
Washington GO	5.000%	8/1/28	8,000	9,652
Washington GO	5.000%	2/1/29	6,790	7,993
Washington GO	5.000%	2/1/29	9,650	11,481
Washington GO	5.000%	7/1/30	5,000	5,667
Washington GO	5.000%	8/1/30	10,000	12,014
Washington GO	5.000%	8/1/30	20,980	24,961
Washington GO	5.000%	6/1/31	5,250	6,174
Washington GO	5.000%	6/1/32	5,500	6,414
Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) VRDO	0.060%	2/7/12	36,000	36,000
Washington Health Care Facilities Authority
Revenue (Fred Hutchinson Cancer Research
Center) VRDO	0.080%	2/1/12 LOC	16,470	16,470
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.000%	8/15/18	2,000	2,270
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/19	3,800	4,431
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/20	4,250	4,910
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/21	6,525	7,447
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/22	5,500	6,238
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/23 (4)	3,425	3,898
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/24 (4)	3,550	4,023
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,675	4,135
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/25 (4)	3,625	4,079
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,550	3,971

Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/26 (4)	3,800	4,250
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/27 (4)	3,925	4,363
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/18	23,000	26,897
Washington Health Care Facilities Authority
Revenue (PeaceHealth)	5.000%	11/1/24	19,830	22,269
Washington Health Care Facilities Authority
Revenue (Swedish Health Services) VRDO	0.080%	2/7/12 LOC	10,000	10,000
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/21	2,580	2,974
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/22	3,005	3,423
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/23	4,470	5,058
Washington Higher Education Facilities
Authority Revenue (Gonzaga University
Project)	5.000%	4/1/24	2,000	2,252
				652,273
West Virginia (0.3%)
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	10,000	10,508
West Virginia Economic Development Authority
Pollution Control Revenue (Appalachian
Power Co. - Amos Project) PUT	4.850%	9/4/13	3,000	3,152
West Virginia Economic Development Authority
Revenue	5.000%	6/15/19	1,395	1,748
West Virginia Economic Development Authority
Revenue	5.000%	6/15/21	3,500	4,382
West Virginia Economic Development Authority
Revenue	5.000%	6/15/22	2,055	2,547
West Virginia Economic Development Authority
Revenue	5.000%	6/15/23	1,745	2,146
West Virginia Economic Development Authority
Revenue	5.000%	6/15/25	2,445	2,969
West Virginia Economic Development Authority
Revenue	5.000%	6/15/27	5,085	6,074
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/17	6,335	7,099
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/18	4,985	5,623
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/19	2,990	3,372
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.000%	9/1/20	3,430	3,840
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.125%	9/1/21	3,265	3,636

West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/18	1,920	2,189
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group)	5.000%	6/1/24	12,620	13,765
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/20	2,500	2,991
West Virginia School Building Authority Excess
Lottery Revenue	5.250%	7/1/22	5,810	6,829
West Virginia University Revenue	5.000%	10/1/17	1,500	1,810
West Virginia University Revenue	5.000%	10/1/30	3,000	3,465
				88,145
Wisconsin (0.6%)
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/18	1,640	2,038
Madison WI Community Development Authority
Revenue (Wisconsin Alumni Research
Project)	5.000%	10/1/19	3,705	4,663
Milwaukee WI Metropolitan Sewer District GO	5.250%	10/1/22	2,690	3,552
Wisconsin Clean Water Revenue	4.000%	6/1/16	720	821
Wisconsin Clean Water Revenue	4.000%	6/1/17	1,000	1,161
Wisconsin GO	5.250%	5/1/12	15,975	16,179
Wisconsin GO	5.000%	5/1/13 (14)	2,000	2,118
Wisconsin GO	5.000%	5/1/13	2,500	2,648
Wisconsin GO	5.500%	5/1/13 (14)	7,000	7,457
Wisconsin GO	5.000%	5/1/14 (14)	7,390	8,151
Wisconsin GO	5.000%	5/1/14	3,500	3,860
Wisconsin GO	5.000%	5/1/15	3,000	3,428
Wisconsin GO	5.500%	5/1/15 (14)	15,000	17,376
Wisconsin GO	5.000%	5/1/16 (14)	6,000	6,824
Wisconsin GO	5.000%	5/1/16	4,000	4,716
Wisconsin GO	5.000%	11/1/17	4,500	5,511
Wisconsin GO	5.000%	5/1/19	7,135	8,669
Wisconsin GO	5.000%	5/1/22	3,500	4,326
Wisconsin GO	6.000%	5/1/27	10,000	12,290
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/19	4,110	4,931
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/20	3,240	3,908
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/21	5,230	6,242
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.000%	6/1/22	3,295	3,851
3 Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.000%	7/15/28	8,500	9,304
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.600%	2/15/29	15,355	15,398
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.500%	4/15/29	11,700	13,098

Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/24	5,900	6,940
Wisconsin Health & Educational Facilities
Authority Revenue (Marchfield Clininc) VRDO	0.070%	2/7/12 LOC	29,265	29,265
Wisconsin Health & Educational Facilities
Authority Revenue (Meriter Hospital Inc.
Project) VRDO	0.090%	2/1/12 LOC	1,975	1,975
Wisconsin Transportation Revenue	5.000%	7/1/29	5,100	5,796
				216,496
Total Tax-Exempt Municipal Bonds (Cost $30,957,456)				33,487,093
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.6%)
Money Market Fund (1.6%)
5 Vanguard Municipal Cash Management Fund
(Cost $561,373)	0.063%		561,373,213	561,373

Total Investments (100.5%) (Cost $31,518,829)				34,048,466
Other Assets and Liabilities-Net (-0.5%)				(178,737)
Net Assets (100%)				33,869,729

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $943,628,000, representing 2.8% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2012.
4 Securities with a value of $3,922,000 have been segregated as initial margin for open futures contracts.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.

Intermediate-Term Tax-Exempt Fund

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

Intermediate-Term Tax-Exempt Fund

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	33,487,093	—
Temporary Cash Investments	561,373	—	—
Futures Contracts—Assets[1]	30	—	—
Total	561,403	33,487,093	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2012	(1,029)	(136,085)	30

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2012, the cost of investment securities for tax purposes was $31,569,286,000. Net unrealized appreciation of investment securities for tax purposes was $2,479,180,000, consisting of unrealized gains of $2,505,386,000 on securities that had risen in value since their purchase and $26,206,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Long-Term Tax-Exempt Fund

Schedule of Investments
As of January 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.2%)
Alabama (0.3%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	5,000	5,548
East Alabama Health Care Authority Health
Care Facilities Revenue (East Alabama
Medical Center) PUT	5.000%	9/1/13	5,000	5,218
Houston County AL Health Care Authority
Revenue	5.250%	10/1/30 (2)	9,000	9,134
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	2,000	2,091
				21,991
Alaska (0.2%)
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	6,000	6,756
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	6,000	7,056
				13,812
Arizona (2.3%)
Arizona COP	5.000%	9/1/23 (4)	12,140	13,619
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	12,500	13,452
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,345	5,459
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,460	4,556
Arizona State University COP	5.375%	7/1/12 (Prere.)	5,520	5,638
Arizona State University COP	5.375%	7/1/12 (Prere.)	2,285	2,334
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,340	4,433
Arizona State University COP	5.375%	7/1/12 (Prere.)	4,905	5,010
Arizona State University COP	5.375%	7/1/13 (14)	2,905	2,960
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/17	3,500	4,239
Arizona Transportation Board Excise Tax
Revenue (Maricopa County Regional Area)	5.000%	7/1/21	4,190	5,229
Arizona Transportation Board Highway Revenue	5.000%	7/1/22	15,265	19,155
Arizona Transportation Board Highway Revenue	5.000%	7/1/24	5,000	5,464
Arizona Water Infrastructure Finance Authority
Revenue	5.000%	10/1/30	5,000	5,956
Maricopa County AZ Industrial Development
Authority Hospital System Revenue
(Samaritan Health Services)	7.000%	12/1/16 (ETM)	8,650	10,331
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,054
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/21	4,000	4,726
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.000%	7/1/22	6,375	7,428
Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/18 (2)	7,500	8,219

Phoenix AZ Civic Improvement Corp. Airport
Revenue (Light Rail Project)	5.000%	7/1/19 (2)	15,000	16,438
Phoenix AZ Civic Improvement Corp. Excise
Tax Revenue	5.000%	7/1/21 (14)	5,135	5,802
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.000%	7/1/34	10,000	11,250
Tucson AZ Water System Revenue	5.500%	7/1/17 (14)	4,850	5,054
				172,806
Arkansas (0.1%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	3,710	3,971

California (16.5%)
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/30 (2)	5,000	1,656
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/31 (14)	8,450	2,607
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/33 (14)	12,000	3,217
Anaheim CA Public Financing Authority
Revenue (Electric System)	5.000%	10/1/31 (4)	16,235	16,605
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	11,000	12,557
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/27	12,440	14,590
Beverly Hills CA Unified School District GO	0.000%	8/1/24	6,500	4,215
Beverly Hills CA Unified School District GO	0.000%	8/1/25	10,500	6,501
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	5,000	5,115
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	6,000	6,140
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/16	3,165	3,713
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	7,650	9,114
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	5,000	6,242
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,375	6,339
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/22	5,000	6,161
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/27	7,560	8,879
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/29	10,000	11,784
California Economic Recovery Bonds GO	5.000%	7/1/14 (Prere.)	4,145	4,605
California Economic Recovery Bonds GO	5.000%	7/1/15	5,990	6,589
California Economic Recovery Bonds GO	5.250%	7/1/21	8,750	10,885
California Educational Facilities Authority
Revenue (California Institute of Technology)	5.000%	11/1/39	7,000	7,889
California Educational Facilities Authority
Revenue (University of Southern California)	5.000%	10/1/38	5,000	5,502
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/38	1,000	1,125
California Educational Facilities Authority
Revenue (University of Southern California)	5.250%	10/1/39	5,000	5,608

California GO	6.250%	9/1/12	1,655	1,712
California GO	5.000%	2/1/14 (Prere.)	3,565	3,881
California GO	5.000%	2/1/14 (Prere.)	1,500	1,633
California GO	5.500%	4/1/18	7,000	8,641
California GO	5.000%	6/1/19 (14)	4,500	5,224
California GO	5.000%	9/1/20	5,130	5,848
California GO	5.000%	10/1/20	10,000	12,311
California GO	5.250%	11/1/21	2,000	2,134
California GO	5.250%	9/1/22	11,500	14,501
California GO	5.250%	9/1/24	12,500	15,140
California GO	5.625%	4/1/26	21,900	25,813
California GO	6.000%	3/1/33	4,000	4,751
California GO	6.500%	4/1/33	41,500	51,043
California GO	6.000%	11/1/35	10,000	11,758
California GO	4.500%	10/1/36	1,500	1,518
California GO	6.000%	4/1/38	10,340	12,001
California GO	6.000%	11/1/39	5,000	5,857
California GO	5.250%	11/1/40	18,000	19,842
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	5,500	6,067
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	5.625%	7/1/35	5,000	5,536
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	4,500	5,119
California Health Facilities Financing Authority
Revenue (Pomona Valley Hospital Medical
Center)	5.750%	7/1/15 (14)	6,735	6,752
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	8,000	8,772
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.875%	8/15/31	6,000	7,107
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	4,000	4,160
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	15,000	17,281
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.250%	2/1/39	15,000	16,494
California Infrastructure & Economic
Development Bank Revenue (J. Paul Getty
Trust) PUT	2.500%	4/1/13	10,000	10,255
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	5,000	5,421
California Public Works Board Lease Revenue
(Community Colleges)	5.625%	3/1/16 (2)	11,370	11,406
California Public Works Board Lease Revenue
(Department of General Services)	6.250%	4/1/34	10,000	11,349
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/20	2,000	2,328
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	5,000	5,575
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	10/1/28	4,000	4,419
California State University Revenue Systemwide	5.000%	11/1/21	5,000	6,223
California State University Revenue Systemwide	5.000%	11/1/32 (4)	10,000	11,385
California State University Revenue Systemwide	5.250%	11/1/34	8,600	9,435

California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	7,000	7,244
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	10,500	11,275
California Statewide Communities Development
Authority Senior Living Revenue (Southern
California Presbyterian Homes)	7.250%	11/15/41	3,000	3,315
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	4,000	4,235
Chula Vista CA Industrial Development Revenue
(San Diego Gas & Electric Co.)	5.875%	2/15/34	10,000	11,573
Foothill-De Anza CA Community College District
GO	5.000%	8/1/40	10,000	11,152
1 Golden State Tobacco Securitization Corp.
California	5.000%	6/1/13 (Prere.)	26,020	27,653
Golden State Tobacco Securitization Corp.
California	6.750%	6/1/13 (Prere.)	20,000	21,679
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	24,590	20,108
Golden State Tobacco Securitization Corp.
California	6.250%	6/1/33 (Prere.)	13,410	14,293
Golden State Tobacco Securitization Corp.
California	5.750%	6/1/47	5,345	4,029
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	15,770	16,662
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,945
Imperial CA Irrigation District Electric Revenue	6.250%	11/1/31	2,225	2,739
Kern County CA GO	6.000%	8/1/35 (12)	2,500	2,899
Los Angeles CA Community College District GO	5.000%	8/1/28	6,600	7,453
Los Angeles CA Community College District GO	6.000%	8/1/33	10,000	12,024
Los Angeles CA Community College District GO	5.250%	8/1/39	3,000	3,438
Los Angeles CA Department of Airports
International Airport Revenue	5.000%	5/15/40	10,000	11,055
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/31 (4)	12,500	13,335
Los Angeles CA Department of Water & Power
Revenue	5.375%	7/1/38	4,000	4,528
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/39	5,000	5,467
2 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	2/1/12	13,865	13,865
Los Angeles CA Department of Water & Power
Revenue VRDO	0.040%	2/7/12	15,800	15,800
Los Angeles CA GO	5.000%	9/1/22	3,475	4,307
Los Angeles CA GO	5.000%	9/1/22	9,745	12,079
Los Angeles CA Unified School District GO	5.250%	7/1/13 (Prere.)	9,000	9,637
Los Angeles CA Unified School District GO	5.000%	7/1/25 (4)	6,980	8,069
Los Angeles CA Unified School District GO	5.000%	7/1/25 (3)	10,000	10,996
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	7,435	8,534
Los Angeles CA Unified School District GO	5.000%	7/1/26 (4)	27,240	31,267
Los Angeles CA Unified School District GO	5.000%	7/1/26	6,950	8,046
Los Angeles CA Unified School District GO	5.000%	7/1/27	7,295	8,389
Los Angeles CA Wastewater System Revenue	5.750%	6/1/28	11,080	13,355
2 Los Angeles County CA Metropolitan
Transportation Authority Sales Tax Revenue
TOB VRDO	0.070%	2/1/12	18,230	18,230

Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,880
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	3,195
M-S-R California Energy Authority Revenue	6.500%	11/1/39	4,000	4,860
M-S-R California Energy Authority Revenue CP	6.500%	11/1/39	10,000	12,151
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.125%	7/1/13 (2)	3,925	4,054
M-S-R California Public Power Agency Revenue
(San Juan Project)	6.750%	7/1/20 (ETM)	8,485	10,668
Metropolitan Water District of Southern
California Revenue	5.000%	7/1/35	5,000	5,660
Modesto CA Irrigation District COP	5.500%	7/1/35	5,700	6,113
Modesto CA Irrigation District Financing
Authority Revenue (Woodland Project)	6.500%	10/1/22 (ETM)	20,225	25,633
Newport Beach CA Revenue (Hoag Memorial
Hospital Presbyterian)	6.000%	12/1/40	3,500	4,165
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/19 (12)	4,000	4,848
Palomar Pomerado Health System California
Revenue GO	0.000%	8/1/38 (12)	10,000	8,028
Pittsburg CA Redevelopment Agency Tax
Allocation Revenue (Los Medanos Community
Development Project)	6.500%	9/1/28	10,000	10,439
Riverside CA Electric Revenue VRDO	0.050%	2/7/12 LOC	1,600	1,600
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	10,000	11,413
Sacramento CA Municipal Utility District
Revenue	6.500%	9/1/13 (14)	4,730	4,943
Sacramento CA Municipal Utility District
Revenue VRDO	0.080%	2/7/12 LOC	10,000	10,000
Sacramento County CA Airport Revenue	6.000%	7/1/41	10,500	11,606
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	13,000	18,447
San Diego CA Unified School District GO	0.000%	7/1/13 (14)	7,160	7,113
San Diego CA Unified School District GO	5.500%	7/1/22 (14)	9,160	11,442
San Diego CA Unified School District GO	0.000%	7/1/37	14,000	3,845
San Diego CA Unified School District GO	0.000%	7/1/39	6,300	1,546
San Diego CA Unified School District GO	0.000%	7/1/40	7,500	1,734
San Diego CA Unified School District GO	0.000%	7/1/41	10,000	2,190
San Francisco CA City & County International
Airport Revenue	5.000%	5/1/17	10,000	11,860
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	10,000	11,588
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	9,250	3,626
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/20 (2)	11,415	11,780
San Jose CA Redevelopment Agency Tax
Allocation Revenue	5.000%	8/1/27 (14)	5,000	4,910
San Mateo County CA Joint Powers Financing
Authority Lease Revenue (Youth Services
Campus)	5.000%	7/15/33	5,000	5,352
Santa Rosa CA Wastewater Revenue	6.000%	9/1/15 (4)	3,525	3,825
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,346
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,812

Southern California Public Power Authority
Revenue	5.000%	7/1/29	2,670	3,071
Southern California Public Power Authority
Revenue (Transmission Project)	0.000%	7/1/14	8,500	8,146
State Center California Community College
District GO	5.000%	8/1/31 (4)	16,100	17,534
Tobacco Securitization Authority Revenue
(Northern California Tobacco Settlement)	5.375%	6/1/38	2,500	1,809
Tobacco Securitization Authority Revenue
(Southern California Tobacco Settlement)	4.750%	6/1/25	9,185	8,498
Ukiah CA Electric Revenue	6.250%	6/1/18 (14)	4,840	5,301
University of California Revenue	4.500%	5/15/31 (4)	14,920	15,659
University of California Revenue	5.000%	5/15/35	3,675	4,048
Ventura County CA Community College District
GO	5.500%	8/1/33	12,000	13,729
Victor Valley CA Community College District GO	6.000%	8/1/39	12,000	13,625
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	8,985	9,564
				1,273,661
Colorado (2.8%)
Aurora CO COP	5.000%	12/1/27	3,675	4,160
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.080%	2/1/12 LOC	5,300	5,300
2 Colorado General Fund Revenue TOB VRDO	0.080%	2/1/12	13,500	13,500
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.250%	2/1/31	4,000	4,497
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.500%	7/1/34	5,000	5,534
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	5.000%	2/1/41	4,000	4,241
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	5.000%	1/1/40	2,035	2,138
Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) VRDO	0.070%	2/7/12	4,300	4,300
Colorado Springs CO Utility System Revenue	5.375%	11/15/16 (2)	12,790	13,263
Colorado Springs CO Utility System Revenue	5.375%	11/15/17 (2)	13,490	13,978
Colorado Springs CO Utility System Revenue	5.000%	11/15/43	12,725	13,002
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	10,000	9,432
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,795	4,995
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/16 (14)	10,185	8,386
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/19 (14)	13,000	9,006
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/20 (14)	15,165	9,897
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/23 (14)	35,275	19,078
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	9,700	4,642
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/27 (14)	13,425	5,609
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	16,500	5,520

Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.700%	6/15/16 (Prere.)	15,000	17,967
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	16,000	19,233
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/34	5,000	5,355
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/41	11,500	12,244
University of Colorado Enterprise System
Revenue	5.750%	6/1/28	1,000	1,250
				216,527
Connecticut (0.4%)
Connecticut GO	5.000%	12/1/19	8,225	10,369
Connecticut GO	5.000%	12/1/20	10,000	12,454
Connecticut GO	5.000%	11/1/22	7,150	9,120
				31,943
District of Columbia (0.3%)
District of Columbia Revenue (Georgetown
University)	5.500%	4/1/36	5,000	5,380
District of Columbia Revenue (Washington
Drama Society) VRDO	0.070%	2/7/12 LOC	1,900	1,900
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	13,000	14,732
				22,012
Florida (6.6%)
Alachua County FL Health Facilities Authority
Revenue (Shands HealthCare Project)	1.223%	12/1/37	10,000	6,626
Broward County FL Sales Tax Revenue (Main
Courthouse Project)	5.250%	10/1/36	15,000	16,663
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,183
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	18,000	19,625
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,626
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	6,000	6,743
Davie FL Water & Sewer Revenue	6.375%	10/1/12 (ETM)	720	747
Florida Board of Education Lottery Revenue	5.000%	7/1/16 (2)	10,000	11,408
Florida Board of Education Lottery Revenue	5.000%	7/1/20 (14)	13,770	16,054
Florida Board of Education Lottery Revenue	5.000%	7/1/22 (2)	12,995	14,919
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (14)	11,900	12,704
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (3)	8,000	9,137
Florida Board of Education Public Education
Capital Outlay GO	5.500%	6/1/19	5,565	7,132
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/22	5,000	5,311
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/34	2,695	3,046
2 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	2/7/12	3,000	3,000
Florida Department of Environmental Protection

& Preservation Revenue	5.000%	7/1/20	8,175	9,665

Florida Department of Environmental Protection
& Preservation Revenue	5.000%	7/1/21	8,610	10,072
Florida Department of Transportation GO	5.000%	7/1/32 (4)	9,750	10,571
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,563
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,663
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,360
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	245	284
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.000%	11/15/15 (Prere.)	185	215
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	245	297
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/18 (14)	6,130	6,446
Hillsborough County FL Aviation Authority
Revenue (Tampa International Airport)	5.000%	10/1/19 (14)	6,390	6,696
Hillsborough County FL Industrial Development
Authority Hospital Revenue (H. Lee Moffitt
Cancer Center Project)	5.250%	7/1/27	4,085	4,319
Hillsborough County FL Industrial Development
Authority Revenue (University Community
Hospital)	6.500%	8/15/19 (ETM)	3,500	4,395
Hillsborough County FL School Board COP	5.250%	7/1/16 (14)	13,300	15,368
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	2/7/12	3,100	3,100
3 Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/33	3,500	3,949
Key West FL Utility Board Election Revenue	5.000%	10/1/31 (14)	5,000	5,380
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	12,730	13,141
Marion County FL Hospital District Health
System Improvement Revenue (Munroe
Regional Health System)	5.000%	10/1/29	7,750	8,022
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/21	2,000	2,369
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.750%	10/1/25	4,720	5,523
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/29	14,165	15,420
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/35	5,200	5,804
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	8,842
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/18	3,000	3,346
Miami-Dade County FL Educational Facilities
Authority Revenue (University of Miami)	5.250%	4/1/19	2,505	2,770
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/26 (2)	17,240	18,530
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	6,500	6,922
Miami-Dade County FL School Board COP	5.000%	8/1/18 (2)	5,000	5,724

Miami-Dade County FL School Board COP	5.250%	5/1/29 (12)	5,850	6,461
Miami-Dade County FL School Board COP	5.250%	5/1/30 (12)	10,000	10,986
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)	5.000%	1/1/39	5,265	5,603
Orlando & Orange County FL Expressway
Authority Revenue	8.250%	7/1/13 (14)	9,695	10,634
Orlando & Orange County FL Expressway
Authority Revenue VRDO	0.060%	2/7/12 LOC	17,000	17,000
Orlando FL Utility Commission Utility System
Revenue	5.000%	10/1/33	3,555	3,969
Palm Beach County FL Criminal Justice
Facilities Revenue	7.200%	6/1/15 (14)	4,000	4,717
Palm Beach County FL Public Improvement
Revenue	5.000%	5/1/38	5,000	5,365
Palm Beach County FL Solid Waste Authority
Revenue	5.500%	10/1/28	20,000	22,728
Polk County FL Public Facilities Revenue	5.000%	12/1/30 (14)	17,835	18,819
Port St. Lucie FL Revenue	6.250%	9/1/27 (12)	8,000	9,129
Port St. Lucie FL Utility Revenue	5.000%	9/1/35 (12)	2,000	2,173
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	4,300	4,887
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.625%	7/1/39	5,000	5,348
Seminole County FL School Board COP	5.000%	7/1/22 (4)	1,990	2,168
South Miami FL Health Facilities Authority
Hospital Revenue (Baptist Health South
Florida Obligated Group)	5.000%	8/15/32	8,000	8,455
Sunrise FL Utility System Revenue	5.500%	10/1/18 (ETM)	12,000	14,409
Tampa FL Utility Revenue	6.750%	10/1/12 (2)	10,635	11,054
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/30	1,525	1,862
Tohopekaliga FL Water Authority Utility System
Revenue	5.750%	10/1/31	1,600	1,943
				509,390
Georgia (2.4%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/21	3,360	3,976
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/33 (4)	10,020	10,434
Atlanta GA Water & Wastewater Revenue	5.500%	11/1/15 (4)	8,500	9,860
Atlanta GA Water & Wastewater Revenue	5.000%	11/1/33 (14)	26,425	26,551
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	3,000	3,245
Cobb County GA Kennestone Hospital Authority
Revenue	5.250%	4/1/41	10,000	10,847
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)	5.500%	8/15/26 (14)	12,000	13,696
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,250
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	6,650	7,446
Georgia GO	5.000%	12/1/15	1,680	1,960
Georgia GO	5.000%	9/1/21	2,175	2,836
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/32	4,500	4,816

Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)	5.000%	8/1/35	3,405	3,590
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/21	10,305	11,209
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.500%	9/15/25	15,000	16,275
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue	6.250%	7/1/18	10,960	12,772
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	8,000	9,651
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.250%	1/1/19	5,000	6,070
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,143
Municipal Electric Authority Georgia Revenue
(Project One)	5.250%	1/1/18	7,000	8,389
Private Colleges & University Authority of
Georgia Revenue (Emory University)	5.000%	9/1/32	1,500	1,702
2 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.080%	2/7/12	2,955	2,955
Private Colleges & University Authority of
Georgia Revenue (Mercer University)	6.500%	11/1/15 (ETM)	5,000	5,668
				184,341
Hawaii (1.0%)
Hawaii Department of Budget & Finance Special
Purpose Revenue (Hawaii Electric Co. Inc.)	4.950%	4/1/12 (14)	15,000	15,050
Hawaii GO	5.000%	12/1/21	5,150	6,596
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,554
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,568
Honolulu HI City & County GO	5.250%	4/1/28	8,000	9,510
Honolulu HI City & County GO	5.250%	4/1/30	8,000	9,378
Honolulu HI City & County GO	5.250%	8/1/31	2,680	3,239
Honolulu HI City & County GO	5.250%	8/1/33	2,000	2,382
Honolulu HI City & County GO	5.250%	8/1/34	1,500	1,773
Honolulu HI City & County Wastewater System
Revenue	5.250%	7/1/36	5,000	5,832
University of Hawaii Revenue	6.000%	10/1/38	2,500	2,958
University of Hawaii University System Revenue	5.500%	7/15/12 (Prere.)	2,330	2,386
University of Hawaii University System Revenue	5.500%	7/15/12 (Prere.)	4,615	4,726
				74,952
Idaho (0.2%)
Idaho Health Facilities Authority Revenue
(Trinity Health Group)	6.250%	12/1/33	6,000	7,010
Idaho Housing & Finance Association RAN	5.000%	7/15/22	6,465	7,632
				14,642
Illinois (7.3%)
Chicago IL (City Colleges Capital Improvement
Project) GO	0.000%	1/1/16 (14)	8,500	7,751
Chicago IL Board of Education GO	0.000%	12/1/13 (2)	5,000	4,864
Chicago IL Board of Education GO	0.000%	12/1/14 (2)	5,000	4,768
Chicago IL Board of Education GO	5.000%	12/1/18	2,500	2,959
Chicago IL Board of Education GO	5.000%	12/1/19	2,500	2,979
2 Chicago IL Board of Education GO TOB VRDO	0.200%	2/1/12	5,500	5,500
Chicago IL GO	5.600%	1/1/16 (Prere.)	7,010	8,385
Chicago IL GO	5.610%	1/1/16 (Prere.)	3,695	4,421
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,985	9,566

Chicago IL GO	5.530%	1/1/20 (14)	5,000	5,681
Chicago IL GO	5.000%	1/1/21 (4)	3,000	3,257
Chicago IL GO	5.580%	1/1/22 (14)	5,000	5,691
Chicago IL GO	5.000%	12/1/22	3,230	3,662
Chicago IL GO	5.600%	1/1/24 (14)	2,480	2,805
Chicago IL GO	5.610%	1/1/25 (14)	1,305	1,477
Chicago IL GO	5.000%	1/1/28 (4)	7,500	8,002
Chicago IL GO	5.650%	1/1/28 (14)	2,820	3,125
Chicago IL GO	5.250%	1/1/35	5,000	5,426
Chicago IL GO VRDO	0.070%	2/1/12	3,975	3,975
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,500	8,867
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/25 (4)	21,225	23,571
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/26 (4)	17,600	19,405
Chicago IL O'Hare International Airport Revenue	5.000%	1/1/40	2,000	2,078
2 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.230%	2/7/12 (12)	5,805	5,805
Chicago IL Park District GO	5.000%	1/1/36	4,000	4,383
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	27,500	36,982
Chicago IL Sales Tax Revenue	5.000%	1/1/29	4,265	4,795
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	6,037
Chicago IL Water Revenue	5.750%	11/1/30 (2)	12,000	14,852
Cook County IL GO	5.250%	11/15/28	6,000	6,773
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,913
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	5,000	5,451
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,700
Illinois Finance Authority Revenue (Central
DuPage Health)	5.250%	11/1/39	4,000	4,297
Illinois Finance Authority Revenue (Chicago
University)	5.500%	8/15/36	15,000	16,482
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	10,000	10,445
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	3,000	3,209
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	15,000	18,240
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,440	7,172
Illinois Finance Authority Revenue (Provena
Health) VRDO	0.060%	2/1/12 LOC	4,200	4,200
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,130
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	16,000	17,968
Illinois Finance Authority Revenue (Southern
Illinois Healthcare)	5.375%	3/1/35 (4)	5,000	5,456
Illinois Finance Authority Revenue (Trinity
Health Corp.)	5.000%	12/1/30	3,000	3,262
Illinois Finance Authority Revenue (University of
Chicago)	5.750%	7/1/33	7,750	9,005
Illinois Finance Authority Revenue (University of
Chicago)	5.500%	7/1/37	10,000	11,281

Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	2/7/12	40,000	40,000
Illinois Regional Transportation Authority
Revenue	7.200%	11/1/20 (2)	20,885	25,441
Illinois Sales Tax Revenue	5.000%	6/15/17	3,000	3,567
Illinois Sales Tax Revenue	5.000%	6/15/19	5,000	6,075
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	10,000	10,953
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	7,095	7,770
Illinois Toll Highway Authority Revenue	5.000%	1/1/23 (4)	2,600	2,947
Illinois Toll Highway Authority Revenue	5.000%	1/1/24 (4)	3,465	3,914
Illinois Toll Highway Authority Revenue	5.500%	1/1/33	20,000	22,019
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	12/15/14 (14)	16,100	15,304
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,727
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	12,000	12,656
2 Metropolitan Pier & Exposition Authority Illinois
Hospital Facilities Revenue TOB VRDO	1.580%	2/7/12 (ETM)	11,455	11,455
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,705
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	16,820
University of Illinois Auxiliary Facilities System
Revenue	0.000%	4/1/12 (14)	5,795	5,792
University of Illinois Auxiliary Facilities System
Revenue	5.500%	4/1/31	3,000	3,442
Will County IL Community School District GO	0.000%	11/1/13 (ETM)	10,000	9,889
				559,529
Indiana (1.2%)
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.000%	7/1/18	4,450	5,333
Indiana Finance Authority Facilities Revenue
(Wabash Valley Correctional Facility)	5.250%	7/1/19	2,500	3,073
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group)	5.250%	11/1/39	3,000	3,223
2 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.080%	2/1/12	15,100	15,100
2 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.080%	2/7/12	3,890	3,890
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.080%	2/1/12	1,000	1,000
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	7,045	7,181
Indiana Municipal Power Agency Revenue	6.125%	1/1/13 (ETM)	2,545	2,668
Indiana Municipal Power Agency Revenue	5.750%	1/1/34	8,000	8,555
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Bank-Waterworks Project)	5.750%	1/1/38	10,000	11,293
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/28 (4)	6,160	7,041
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/29 (4)	6,245	7,096
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	8,800	10,384

Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	8,250	9,105
				94,942
Iowa (0.1%)
Iowa Special Obligation Revenue (Ijobs
Program)	5.000%	6/1/38	5,000	5,607

Kansas (0.3%)
Burlington KS Pollution Control Revenue
(Kansas Gas & Electric Co. Project)	4.850%	6/1/31 (14)	7,500	7,805
Overland Park KS Development Corp. Revenue
(Convention Center Hotel Project)	5.250%	1/1/32 (2)	20,000	18,142
				25,947
Kentucky (0.9%)
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.750%	1/1/26 (2)	3,000	3,002
Kentucky Asset/Liability Commission General
Fund Revenue	0.690%	11/1/17 (14)	8,750	8,274
Kentucky Asset/Liability Commission General
Fund Revenue	0.810%	11/1/21 (14)	23,945	19,452
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.375%	8/15/24	5,000	5,781
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.000%	8/15/42	6,225	6,469
Kentucky Property & Building Commission
Revenue	5.250%	2/1/18	5,080	6,153
Kentucky Property & Building Commission
Revenue	5.000%	8/1/20	15,000	18,300
				67,431
Louisiana (1.4%)
East Baton Rouge Parish LA Sales Tax
Revenue	5.125%	8/1/26 (12)	2,500	2,883
Louisiana Gasoline & Fuel Tax Revenue	5.375%	6/1/18 (2)	5,000	5,075
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/23 (14)	8,065	9,024
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/24 (14)	6,880	7,594
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/25 (14)	5,000	5,519
Louisiana Gasoline & Fuel Tax Revenue	5.000%	5/1/28 (10)	2,500	2,768
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (LCTCS Facilities Corp. Project)	5.000%	10/1/22	4,000	4,719
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	14,000	14,948
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.375%	5/15/43	10,000	10,125
New Orleans LA GO	0.000%	9/1/13 (2)	9,000	8,635
New Orleans LA GO	0.000%	9/1/16 (2)	5,785	4,935
St. John Baptist Parish LA Revenue (Marathon
Oil Corp. Project)	5.125%	6/1/37	12,500	12,673
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	14,500	14,632
				103,530

Maryland (1.1%)
Maryland Department of Transportation
Revenue	5.000%	5/1/16	24,840	29,442
Maryland Economic Development Corp.
Pollution Control Revenue (Potomac Electric
Power Co.)	6.200%	9/1/22	4,000	4,934
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/28 (11)	500	521
Maryland Economic Development Corp. Student
Housing Revenue (University of Maryland
College Park)	5.000%	6/1/33 (11)	2,500	2,562
Maryland GO	5.000%	2/15/15	3,295	3,742
Maryland GO	5.000%	3/15/15	1,175	1,338
Maryland GO	5.000%	8/1/15	1,100	1,269
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,513
Maryland Health & Higher Educational Facilities
Authority Revenue (Medlantic/Helix)	5.250%	8/15/38 (2)	13,475	15,419
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System)	7.000%	7/1/22 (14)	12,025	14,702
Maryland Health & Higher Educational Facilities
Authority Revenue (Western Maryland Health
System)	5.000%	7/1/34 (14)	2,900	3,027
				82,469
Massachusetts (4.6%)
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/34	2,500	2,818
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21 (ETM)	6,680	7,875
Massachusetts Bay Transportation Authority
General Transportation Revenue	7.000%	3/1/21	8,320	10,524
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/29 (14)	3,085	4,242
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	1.000%	2/7/12	10,341	10,340
2 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	1.580%	2/7/12	12,990	12,990
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (ETM)	7,460	7,031
Massachusetts College Building Authority
Revenue	5.000%	5/1/35	2,500	2,767
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/26	8,000	9,108
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/27	8,000	9,030
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	5,000	5,595
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	10,000	11,505
4 Massachusetts GO	0.460%	9/1/14	5,000	5,000
Massachusetts GO	5.500%	8/1/20	1,000	1,309
Massachusetts GO	0.860%	5/1/37 (13)	20,000	15,205
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.750%	7/1/31	8,500	9,037

Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	10,000	12,183
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.000%	8/15/30 (14)	7,460	7,694
Massachusetts Health & Educational Facilities
Authority Revenue (Massachusetts General
Hospital)	6.250%	7/1/12 (ETM)	3,315	3,399
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)
PUT	4.100%	4/19/12	2,000	2,017
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.060%	2/7/12	27,315	27,315
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/14 (14)	11,135	11,287
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	7,755	8,711
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25 (4)	10,000	11,233
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30 (4)	18,630	20,801
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	8,275	8,973
Massachusetts Special Obligation Dedicated
Tax Revenue	5.250%	1/1/14 (Prere.)	7,295	7,971
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	10,000	11,022
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	7,190	8,974
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/26	4,790	6,456
Massachusetts Water Resources Authority
Revenue	6.500%	7/15/19 (ETM)	20,000	24,387
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	4,000	4,711
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/31 (2)	21,000	23,669
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35	5,000	5,673
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	12,000	13,094
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	5,000	5,830
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	3,000	3,337
				353,113
Michigan (2.0%)
Detroit MI GO	5.000%	4/1/15 (12)	2,875	3,065
Detroit MI GO	5.000%	4/1/16 (12)	3,015	3,243
Detroit MI GO	5.000%	4/1/17 (12)	3,170	3,422
Detroit MI Sewer System Revenue	5.125%	7/1/15 (Prere.)	3,970	4,559
Detroit MI Sewer System Revenue	5.500%	7/1/29 (14)	13,000	14,616
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	5,500	6,656
Kent Hospital MI Finance Authority Revenue
(Spectrum Health)	5.000%	1/15/42	10,805	11,367
Michigan GO	5.250%	9/15/26 (4)	14,000	15,689

Michigan Hospital Finance Authority Revenue
(Ascension Health Credit Group) PUT	5.000%	11/1/12	2,500	2,586
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.750%	11/15/39	5,000	5,393
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	14,000	14,372
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/39	9,000	9,940
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/24	10,000	11,589
2 Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund) TOB
VRDO	0.080%	2/7/12	3,800	3,800
Michigan Tobacco Settlement Financing
Authority Revenue	5.250%	6/1/22	4,625	4,002
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/34	10,675	8,376
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	13,799
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,445	3,336
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	8,000	8,762
University of Michigan University Revenue	5.000%	4/1/18	6,950	8,548
				157,120
Minnesota (0.3%)
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	4,250	4,969
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/17	1,940	2,268
Minnesota Office of Higher Education Revenue
(Supply Student Loan)	5.000%	11/1/19	2,100	2,492
University of Minnesota Revenue	5.125%	4/1/34	1,250	1,426
University of Minnesota Revenue	5.000%	8/1/35	10,300	11,556
				22,711
Mississippi (0.5%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/36 (10)	10,000	10,114
Mississippi GO	5.000%	10/1/36	10,000	11,549
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	6.500%	9/1/32	10,000	11,050
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	4,750	4,969
				37,682
Missouri (1.1%)
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	11,660	11,969
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	3,500	3,785
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Lester
Cox Medical Center)	5.250%	6/1/15 (14)	4,175	4,356

Missouri Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health System) VRDO	0.080%	2/7/12 LOC	2,830	2,830
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (St. Luke's
Health System) VRDO	0.100%	2/7/12 LOC	9,850	9,850
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.000%	11/15/37	12,750	14,922
Missouri Health & Educational Facilities
Authority Revenue (Washington University)	5.375%	3/15/39	8,000	9,065
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Iatan 2
Project)	5.750%	1/1/29	5,000	5,547
2 Springfield MO Public Utility Revenue TOB
VRDO	0.140%	2/7/12	14,300	14,300
St. Louis MO Special Obligation Revenue	5.000%	12/1/19	4,045	4,981
				81,605
Nebraska (0.3%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 1)	5.250%	12/1/20	5,000	5,473
Municipal Energy Agency of Nebraska Power
Supply System Revenue	5.375%	4/1/39 (13)	3,000	3,419
Nebraska Investment Finance Authority Single
Family Housing Revenue	5.900%	9/1/36	3,855	4,276
Omaha NE Public Power District Electric
Revenue	5.500%	2/1/39	5,000	5,641
University of Nebraska Student Fee Revenue	5.000%	7/1/37	5,000	5,700
				24,509
Nevada (0.8%)
Clark County NV GO	6.500%	6/1/17 (2)	5,000	6,290
Clark County NV School District GO	5.000%	6/15/19 (14)	12,590	14,018
Clark County NV School District GO	5.000%	6/15/19 (14)	9,155	10,309
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.625%	7/1/24	2,000	2,114
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	11,710	12,248
Las Vegas Valley Water District Nevada GO	5.000%	2/1/31	2,125	2,317
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/23 (4)	5,000	5,685
Nevada Highway Improvement Revenue (Motor
Vehicle Fuel Tax)	5.000%	12/1/25 (4)	10,255	11,550
				64,531
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College)	6.000%	8/1/38	2,400	2,745
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	5,000	5,858
				8,603
New Jersey (4.8%)
Atlantic County NJ Public Facilities COP	7.400%	3/1/12 (14)	4,335	4,359
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/14 (14)	10,185	11,242
Hoboken-Union City-Weehawken NJ Sewerage
Authority Revenue	6.250%	8/1/15 (14)	10,820	12,312

New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/24	10,000	10,072
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	12/15/19 (2)	25,000	31,209
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	3/1/20 (2)	6,515	7,050
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	25,000	30,764
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/26 (2)	10,000	12,775
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/27 (14)	9,000	11,482
New Jersey Economic Development Authority
Revenue (School Facilities Construction) PUT	5.000%	9/1/15 (4)	22,000	24,532
New Jersey Educational Facilities Authority
Revenue (Higher Education Trust Fund)	5.000%	9/1/19 (4)	3,285	3,606
New Jersey Educational Facilities Authority
Revenue (Kean University)	5.500%	9/1/36	5,000	5,573
New Jersey Educational Facilities Authority
Revenue (New Jersey Institute of Technology)	5.000%	7/1/31	3,000	3,314
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	5.250%	12/1/12	5,830	6,013
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	7,250	8,859
New Jersey GO	5.000%	8/15/20	4,750	5,983
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	8,190	9,118
New Jersey Higher Education Assistance
Authority Student Loan Revenue	4.750%	12/1/29	2,125	2,165
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue	6.500%	10/1/38	1,435	1,552
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (14)	1,130	1,168
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (ETM)	600	621
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13 (4)	115	119
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/15 (14)	3,200	3,732
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/17 (4)	7,000	8,615
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	36,000	45,518
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/22	5,000	6,123
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/22 (2)	8,500	10,569
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	15,000	8,614
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	7,612
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	23,000	10,909
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,913
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	270	332
New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (14)	790	941

New Jersey Turnpike Authority Revenue	6.500%	1/1/16 (ETM)	3,035	3,416
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	34,500	31,068
New Jersey Turnpike Authority Revenue	5.250%	1/1/40	3,000	3,306
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.750%	6/1/12 (Prere.)	7,320	7,456
Tobacco Settlement Financing Corp. New
Jersey Revenue	5.000%	6/1/29	9,500	8,172
				369,184
New Mexico (0.2%)
New Mexico Finance Authority Transportation
Revenue	5.250%	6/15/14 (Prere.)	10,000	11,153
New Mexico Hospital Equipment Loan Council
Hospital System Revenue (Presbyterian
Healthcare Services)	5.000%	8/1/39	6,500	6,931
				18,084
New York (13.2%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	6,000	6,412
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/26 (4)	4,200	4,517
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	14,075	13,903
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	7,000	7,910
Liberty New York Development Corp. Revenue
(Goldman Sachs Headquarters)	5.250%	10/1/35	10,000	10,961
Long Island NY Power Authority Electric System
Revenue	0.000%	6/1/13 (4)	11,000	10,915
Long Island NY Power Authority Electric System
Revenue	6.250%	4/1/33	3,000	3,618
Long Island NY Power Authority Electric System
Revenue	5.000%	5/1/38	2,500	2,702
Long Island NY Power Authority Electric System
Revenue VRDO	0.100%	2/7/12 LOC	8,000	8,000
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/20 (12)	8,415	10,512
Metropolitan New York Transportation Authority
Revenue	5.000%	11/15/34	5,000	5,480
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/40	7,500	8,317
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,750	4,149
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	5,000	6,125
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund)	5.000%	11/15/24	3,000	3,664
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.000%	11/15/20	2,000	2,455
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	8,000	8,947
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	2/7/12	15,100	15,100
Nassau County NY Tobacco Settlement Corp.
Revenue	5.000%	6/1/35	6,355	4,780
New York City NY GO	5.000%	8/1/17	10,000	12,086

New York City NY GO	5.000%	8/1/19	14,000	17,327
New York City NY GO	5.000%	8/1/19	2,000	2,475
New York City NY GO	5.000%	8/1/21	6,000	7,423
New York City NY GO	5.125%	12/1/23	12,875	15,409
New York City NY GO	5.000%	8/1/24	5,000	5,906
New York City NY GO	5.000%	8/1/25	5,000	5,902
New York City NY GO	5.000%	8/1/27	10,000	11,658
New York City NY GO	5.000%	8/1/31	5,000	5,808
New York City NY GO	5.000%	8/1/32	14,000	16,150
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,621
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/20 (12)	8,400	6,501
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/22 (12)	4,585	3,195
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/24 (12)	9,670	6,065
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/25 (12)	5,000	2,988
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,479
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	6,580	7,601
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	15,000	16,686
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/32	7,500	8,611
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,318
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/39	10,000	10,967
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,500	17,280
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	12,000	13,296
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	21,000	24,014
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.500%	6/15/43	4,110	4,769
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	19,310	21,411
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/28	12,000	13,516
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/32	16,000	18,138
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	7/15/33	5,000	5,625
New York City NY Transitional Finance Authority
Building Aid Revenue	5.250%	7/15/37	2,750	3,116
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,195	4,034
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	3,135	3,958

New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/20	7,000	8,838
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/22	2,000	2,538
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/23	7,225	8,978
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	8/1/26	7,000	7,369
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/30	11,780	13,837
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,808
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/34	7,000	7,838
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,940	12,460
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	5/1/38	7,050	7,802
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	6,000	6,828
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/39	14,420	16,222
New York GO	5.000%	2/1/30	3,385	3,949
New York GO	5.000%	2/15/30	4,000	4,744
New York Liberty Development Corp. Revenue	5.000%	11/15/31	3,000	3,279
New York Liberty Development Corp. Revenue	5.000%	11/15/44	20,550	21,976
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	6,828
New York State Dormitory Authority Lease
Revenue (Mental Health Services Facilities)	5.000%	8/15/19	3,900	4,781
New York State Dormitory Authority Lease
Revenue (Municipal Health Facilities
Improvement Program)	5.000%	1/15/19	4,000	4,606
New York State Dormitory Authority Lease
Revenue (State University Dormitory
Facilities)	5.000%	7/1/40	8,700	9,518
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	7/1/40	10,000	11,248
New York State Dormitory Authority Revenue
(Columbia University)	5.000%	10/1/41	7,000	8,024
New York State Dormitory Authority Revenue
(Memorial Sloan-Kettering Cancer Center)	5.750%	7/1/20 (14)	7,500	9,578
New York State Dormitory Authority Revenue
(New York University)	5.750%	7/1/27 (14)	10,000	12,583
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/19	4,500	5,560
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/19	9,765	12,135
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	6/15/20	10,000	12,338
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	12/15/23	5,000	5,831
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/24 (2)	10,000	11,156
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/28	4,750	5,530
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	20,000	22,896

New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/39	10,100	11,104
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/40	7,500	8,332
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	9,000	10,106
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/21 (4)	4,000	4,823
New York State Dormitory Authority Revenue
(School Districts Financing Program)	5.000%	10/1/22 (4)	7,240	8,619
New York State Dormitory Authority Revenue
(St. John's University) VRDO	0.070%	2/7/12 LOC	2,865	2,865
New York State Dormitory Authority Revenue
(The New School)	6.000%	7/1/50	5,000	5,728
New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	6/15/36	3,500	3,958
New York State Environmental Facilities Corp.
Revenue (State Revolving Funds)	5.000%	5/15/41	4,000	4,519
New York State Local Government Assistance
Corp. Revenue VRDO	0.070%	2/7/12	1,600	1,600
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.080%	2/7/12	4,600	4,600
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/16 (14)	11,495	13,243
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/18	7,500	9,132
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.500%	4/1/20 (2)	5,000	6,475
New York State Thruway Authority Revenue
(Highway & Bridge Trust Fund)	5.000%	4/1/27	5,000	5,740
New York State Thruway Authority Revenue
(Personal Income Tax)	5.000%	3/15/30	8,000	9,358
New York State Urban Development Corp.
Revenue	5.000%	1/1/23	7,785	8,937
New York State Urban Development Corp.
Revenue	5.625%	1/1/28	7,385	8,558
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	3/15/17	30,175	36,173
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.000%	12/15/21	10,000	12,318
New York State Urban Development Corp.
Revenue (Personal Income Tax)	5.500%	3/15/25 (14)	1,965	2,701
New York State Urban Development Corp.
Revenue (Service Contract)	5.000%	1/1/16	8,395	9,671
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	10,000	10,788
Suffolk County NY Water Authority Revenue	5.750%	6/1/13 (ETM)	1,415	1,440
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	0.000%	6/1/44	5,500	4,861
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	4,000	3,267
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/12 (Prere.)	11,355	11,555
Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/18	4,055	4,115

Tobacco Settlement Financing Corp. New York
Revenue	5.500%	6/1/20	12,565	13,357
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/21 (2)	12,000	12,717
Tobacco Settlement Financing Corp. New York
Revenue	5.250%	6/1/22 (2)	5,000	5,299
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/17	5,000	5,193
Triborough Bridge & Tunnel Authority New York
Revenue	6.125%	1/1/21 (ETM)	6,565	8,927
Triborough Bridge & Tunnel Authority New York
Revenue	5.250%	11/15/38	12,500	14,009
				1,015,966
North Carolina (1.3%)
Charlotte NC Airport Revenue	5.000%	7/1/39	1,000	1,082
Charlotte NC Water & Sewer System Revenue	5.000%	7/1/33	15,000	17,410
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.125%	1/15/37	2,000	2,168
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.250%	1/15/42	6,000	6,531
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	3,300	3,444
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Methodist
College) VRDO	0.070%	2/7/12 LOC	1,900	1,900
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Wake Forest
University)	5.000%	1/1/38	2,975	3,270
North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project)	5.000%	10/1/38	4,140	4,656
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/23	5,000	5,639
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	5,000	5,574
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/26	3,000	3,471
North Carolina GO	5.000%	5/1/21	2,955	3,833
North Carolina Medical Care Commission
Hospital Revenue (North Carolina Baptist
Hospital)	5.250%	6/1/29	3,000	3,377
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/16	10,000	11,607
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/17	10,000	11,939
North Carolina Municipal Power Agency
Revenue	5.250%	1/1/20	4,000	4,727
Wake County NC GO	5.000%	2/1/21	5,110	6,602
				97,230
Ohio (2.1%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,154
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.070%	2/1/12 LOC	1,650	1,650

American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	8,000	8,522
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	4,315	3,396
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	9,930	7,704
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	5,500	4,084
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/47	8,860	6,564
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	5,465	6,430
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,497
Cleveland-Cuyahoga County OH Port Authority
Revenue (Cleveland Museum of Art Project)
VRDO	0.060%	2/7/12	2,500	2,500
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.250%	8/15/46	6,265	6,165
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.080%	2/7/12	2,700	2,700
Lorain County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.400%	10/1/21	8,000	8,102
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/27	3,250	3,785
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.250%	11/15/28	4,000	4,630
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	5.000%	11/15/29	5,270	5,911
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,220	3,774
Middletown OH City School District GO	5.000%	12/1/25 (4)	4,715	5,226
Ohio Air Quality Development Authority Pollution
Control Revenue (FirstEnergy Generation
Corp. Project)	5.700%	2/1/14	3,000	3,225
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/20	8,600	10,593
Ohio Common Schools GO	5.000%	3/15/13 (Prere.)	7,020	7,395
Ohio Common Schools GO VRDO	0.050%	2/7/12	2,200	2,200
Ohio GO	5.000%	5/1/18	4,450	5,021
Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group)	5.500%	1/1/39	10,000	10,949
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	10,000	10,231
Ohio Housing Finance Agency Residential
Mortgage Revenue	5.250%	9/1/28	2,170	2,274
Ohio Water Development Authority Water
Pollution Control Loan Fund Revenue	5.000%	12/1/19	6,530	8,259
Scioto County OH Hospital Facilities Revenue
(Southern Ohio Medical Center)	5.750%	2/15/38	3,500	3,703
				161,644
Oklahoma (0.1%)
Oklahoma Development Finance Authority
Health System Revenue (Integris Baptist)
VRDO	0.080%	2/1/12 (12)	6,930	6,930

Oklahoma Development Finance Authority
Pollution Control Revenue (Public Service Co.
Project)	5.250%	6/1/14	3,300	3,546
				10,476
Oregon (0.5%)
Oregon Department of Administrative Services
COP	5.000%	5/1/27	6,755	7,703
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/26	10,000	12,047
Oregon Department of Administrative Services
Lottery Revenue	5.250%	4/1/30	4,000	4,871
Umatilla County OR Hospital Facility Authority
Revenue (Catholic Health Initiatives)	5.000%	5/1/22	12,380	13,073
				37,694
Pennsylvania (3.4%)
Allegheny County PA Port Authority Revenue	5.750%	3/1/29	8,000	9,451
Delaware County PA Authority Hospital
Revenue (Crozer-Keystone Obligated Group)	5.000%	12/15/31	11,420	10,800
Franklin County PA Industrial Development
Authority Revenue (Chambersburg Hospital
Project)	5.375%	7/1/42	4,325	4,532
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.040%	2/1/12	8,300	8,300
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	3,000	3,328
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,390	2,638
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	2,500	2,601
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	3,500	3,606
Norwin PA School District GO	3.250%	4/1/31 (4)	8,915	8,545
Pennsylvania Convention Center Authority
Revenue	6.700%	9/1/16 (ETM)	6,815	7,820
Pennsylvania GO	5.000%	9/1/14 (4)	5,000	5,586
2 Pennsylvania GO TOB VRDO	0.080%	2/7/12	5,300	5,300
Pennsylvania Higher Educational Facilities
Authority Revenue (St. Joseph's University)	5.000%	11/1/40	5,160	5,506
2 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.080%	2/7/12	3,320	3,320
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/12 (Prere.)	775	800
Pennsylvania Industrial Development Authority
Economic Development Revenue	5.500%	7/1/15 (2)	20,030	20,638
Pennsylvania Public School Building Authority
Lease Revenue (School District of
Philadelphia)	5.000%	6/1/31 (4)	15,000	16,068
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	6,000	6,631
Pennsylvania Turnpike Commission Revenue	5.500%	6/1/33	5,000	5,507
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/36	4,000	4,259
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,810

Pennsylvania Turnpike Commission Revenue	6.250%	6/1/38 (12)	2,135	2,541
Pennsylvania Turnpike Commission Revenue	5.000%	12/1/38	20,990	22,905
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	7,595	8,133
Pennsylvania Turnpike Commission Revenue	5.750%	6/1/39	2,000	2,226
Pennsylvania Turnpike Commission Revenue
VRDO	0.090%	2/7/12 (4)	2,200	2,200
Philadelphia PA Authority Industrial
Development Revenue (Inglis House Project)
VRDO	0.070%	2/7/12	1,800	1,800
Philadelphia PA GO	5.250%	8/1/17 (4)	12,665	14,842
Philadelphia PA GO	5.000%	8/1/18 (4)	17,440	20,003
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)	5.000%	7/1/32	2,000	2,215
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/1/12	2,050	2,050
Philadelphia PA Hospitals & Higher Education
Facilities Authority Hospital Revenue
(Children's Hospital of Philadelphia Project)
VRDO	0.060%	2/1/12	2,200	2,200
2 Philadelphia PA Industrial Development
Authority Lease Revenue (Fox Chase Cancer
Center) TOB VRDO	0.080%	2/1/12 LOC	10,200	10,200
Philadelphia PA School District GO	6.000%	9/1/38	7,000	7,985
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (ETM)	3,435	3,639
Pittsburgh PA Water & Sewer Authority
Revenue	6.500%	9/1/13 (14)	3,440	3,603
Pittsburgh PA Water & Sewer Authority
Revenue	7.250%	9/1/14 (ETM)	1,875	2,063
University of Pittsburgh of the Commonwealth
System of Higher Education Pennsylvania
Revenue (University Capital Project)	5.250%	9/15/30	5,000	5,896
Wilkes-Barre PA Finance Authority Revenue
(University of Scranton Project)	5.000%	11/1/40	3,500	3,786
				258,333
Puerto Rico (1.7%)
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/22 (14)	2,930	3,387
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	6,130	6,524
Puerto Rico GO	6.000%	7/1/27 (14)	6,500	7,190
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	0.000%	7/1/34 (2)	15,305	3,909
Puerto Rico Public Finance Corp. Revenue PUT	5.250%	2/1/12 (2)LOC	40,000	40,000
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	10,000	10,000
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	2/1/14 (Prere.)	415	463
Puerto Rico Sales Tax Financing Corp. Revenue	6.125%	8/1/29	14,585	15,554
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/37	7,475	1,819
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/39	15,010	3,234
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	26,500	31,226
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	84,500	7,162
				130,468
Rhode Island (0.2%)
Rhode Island & Providence Plantations GO	5.500%	8/1/29	7,355	9,105
Rhode Island & Providence Plantations GO	5.500%	8/1/31	2,520	3,094

Rhode Island Health & Educational Building
Corp. Hospital Financing Revenue (Lifespan
Obligated Group)	5.000%	5/15/32 (4)	1,000	1,044
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/23 (4)	1,665	1,818
Rhode Island Health & Educational Building
Corp. Public Schools Revenue (Pooled Issue)	4.500%	5/15/24 (4)	2,575	2,795
				17,856
South Carolina (2.5%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/17	5,000	5,521
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/26	10,580	11,646
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/28	11,800	13,111
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/31	7,000	7,479
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.060%	2/7/12	1,690	1,690
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.060%	2/7/12	4,000	4,000
Greenville County SC School District GO	5.000%	12/1/27	6,700	7,382
Medical University South Carolina Hospital
Authority Hospital Facilities Revenue	6.375%	8/15/12 (Prere.)	7,750	8,008
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (ETM)	2,035	2,374
Piedmont SC Municipal Power Agency Revenue	6.500%	1/1/15 (14)	12,210	14,040
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/18	1,000	1,175
Piedmont SC Municipal Power Agency Revenue	5.000%	1/1/21	3,200	3,841
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,695
South Carolina Jobs Economic Development
Authority Revenue (Bon Secours Health
System)	5.625%	11/15/12 (Prere.)	2,080	2,169
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	10,000	11,370
South Carolina Public Service Authority
Revenue	5.250%	1/1/39	6,000	6,679
2 South Carolina Public Service Authority
Revenue TOB VRDO	0.100%	2/7/12	7,280	7,280
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/20 (2)	20,840	22,870
South Carolina Transportation Infrastructure
Revenue	5.250%	10/1/21 (2)	27,170	29,817
Tobacco Settlement Revenue (Authority of
South Carolina Tobacco Settlement)	5.000%	6/1/18	2,435	2,438
University of South Carolina Higher Education
Revenue	5.250%	6/1/38 (4)	5,610	6,130
2 York County SC Rock Hill School District No. 3
GO TOB VRDO	0.100%	2/7/12 (4)	12,375	12,375
				193,090

Tennessee (0.2%)
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Meharry Medical
College)	6.000%	12/1/12 (2)	1,200	1,231
Shelby County TN Health Educational &
Housing Facility Board Hospital Revenue
(Methodist Health System)	5.500%	8/1/12 (ETM)	465	474
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	5.250%	9/1/27 (4)	350	387
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/21	1,895	2,063
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/24	4,660	4,997
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,350	5,481
				14,633
Texas (8.6%)
Austin TX Combined Utility System Revenue	0.000%	5/15/17 (14)	4,900	4,316
2 Beaumont TX Independent School District
School Building GO TOB VRDO	0.180%	2/7/12	6,675	6,675
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,000	1,070
Clifton TX Higher Education Finance Corp.
Revenue (Baylor University)	5.250%	3/1/29	3,000	3,518
Dallas County TX Utility & Reclamation District
GO	5.375%	2/15/29 (2)	5,000	5,360
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/27 (12)	5,000	5,566
Dallas TX Civic Center Improvement Revenue	5.000%	8/15/28 (12)	2,125	2,352
Dallas TX GO	5.000%	2/15/19	15,000	18,618
Harris County TX GO	0.000%	10/1/14 (14)	5,550	5,440
Harris County TX GO	0.000%	10/1/15 (14)	17,545	16,986
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System)	7.125%	12/1/31	3,250	3,908
2 Harris County TX Health Facilities Development
Corp. Revenue (Sisters of Charity of the
Incarnate Word) TOB VRDO	0.080%	2/1/12 (ETM)	8,000	8,000
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.070%	2/1/12	1,000	1,000
Harris County TX Hospital District Revenue	5.125%	2/15/32 (14)	10,000	10,504
Harris County TX Hospital District Revenue	5.250%	2/15/37 (14)	10,190	10,638
2 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.080%	2/7/12	6,430	6,430
Harris County TX Toll Road Revenue	5.000%	8/15/22	2,000	2,353
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,516
Houston TX Utility System Revenue	5.250%	11/15/30	7,500	8,961
Houston TX Utility System Revenue	5.250%	11/15/31	5,000	5,931
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	6,115	6,204
Lower Colorado River Authority Texas Revenue	5.625%	1/1/15 (Prere.)	3,055	3,509
Lower Colorado River Authority Texas Revenue	5.875%	5/15/16 (4)	5,905	5,930
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	20	26
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	267

Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	5,000	5,547
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,775	5,361
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	5,000	5,339
Lubbock TX Independent School District GO
VRDO	0.090%	2/7/12	14,800	14,800
Matagorda County TX Navigation District No. 1
Pollution Control Revenue (Central Power &
Light Co. Project)	6.300%	11/1/29	7,500	8,615
Montgomery County TX GO	5.125%	3/1/31	4,000	4,597
Montgomery County TX GO	5.250%	3/1/32	5,000	5,799
North Texas Tollway Authority System Revenue	6.250%	2/1/23	10,000	11,228
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,058
North Texas Tollway Authority System Revenue	6.125%	1/1/31	4,000	4,407
North Texas Tollway Authority System Revenue	6.000%	1/1/38	12,500	14,248
North Texas Tollway Authority System Revenue	6.250%	1/1/39	6,000	6,762
North Texas Tollway Authority System Revenue	5.500%	9/1/41	10,000	11,563
North Texas Tollway Authority System Revenue	6.000%	9/1/41	2,500	3,016
2 North Texas Tollway Authority System Revenue
TOB VRDO	0.090%	2/7/12 (13)	5,800	5,800
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/17 (4)	7,425	7,449
Northeast Texas Hospital Authority Revenue
(Northeast Medical Center Hospital)	5.625%	5/15/22 (4)	7,110	7,127
Panhandle-Plains TX Higher Education Authority
Inc. Student Loan Revenue	1.381%	10/1/20	5,000	4,961
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/22	5,000	5,508
SA Energy Acquisition Public Facility Corp.
Texas Gas Supply Revenue	5.500%	8/1/23	6,155	6,796
San Antonio TX Electric & Gas Systems
Revenue	5.375%	2/1/12 (Prere.)	10,000	10,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources)	5.000%	2/15/36	7,500	7,804
Tarrant County TX Health Facilities
Development Corp. Hospital Revenue (Cook
Children's Medical Center Project) VRDO	0.070%	2/7/12	13,335	13,335
Tarrant Regional Water District Texas Water
Revenue	5.000%	3/1/28	3,000	3,463
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/29	2,500	2,994
Texas A&M University System Revenue
Financing System Revenue	5.000%	7/1/31	1,675	1,978
Texas City TX Industrial Development Corp.
Marine Terminal Revenue (ARCO Pipe Line
Co. Project)	7.375%	10/1/20	17,310	22,942
Texas GO	5.750%	8/1/32	10,380	10,421
2 Texas GO TOB PUT	0.200%	3/9/12	25,000	25,000
2 Texas GO TOB VRDO	0.080%	2/1/12	24,000	24,000
2 Texas GO TOB VRDO	0.080%	2/1/12	41,600	41,600
2 Texas GO TOB VRDO	0.080%	2/1/12	35,000	35,000
4 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.550%	9/15/17	4,370	4,184
Texas Municipal Power Agency Revenue	0.000%	9/1/13 (14)	38,730	38,233
Texas Municipal Power Agency Revenue	0.000%	9/1/14 (14)	34,250	33,373
Texas Municipal Power Agency Revenue	0.000%	9/1/15 (14)	33,070	31,694

Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	4,000	4,641
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,562
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	16,000	16,954
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,128
2 Texas Transportation Commission Revenue
TOB VRDO	0.140%	2/7/12	5,000	5,000
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/26 (2)	10,000	5,162
Texas Turnpike Authority Central Texas
Turnpike System Revenue	0.000%	8/15/28 (2)	30,005	13,408
				662,935
Utah (0.3%)
Central Utah Water Conservancy District GO	5.000%	4/1/30	4,500	5,339
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/21	17,395	18,473
				23,812
Vermont (0.1%)
Vermont Educational & Health Buildings
Financing Agency Hospital Revenue (Fletcher
Allen Health Care Project)	5.000%	12/1/34 (4)	10,000	10,491

Virgin Islands (0.1%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	4,000	4,348
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	4,000	4,260
				8,608
Virginia (1.1%)
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project)	5.500%	5/15/35	10,000	11,188
Fairfax County VA Public Improvement GO	5.000%	4/1/21	2,800	3,630
3 Fairfax County VA Public Improvement GO	5.000%	4/1/22	8,000	10,510
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.250%	11/1/42 (12)	3,500	3,772
Louisa VA Industrial Development Authority
Pollution Control Revenue (Virginia Electric &
Power Co. Project) PUT	5.375%	12/2/13	7,500	8,039
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	6,000	6,152
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,610
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/32	17,375	20,327
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	10,000	11,602
				86,830
Washington (1.8%)
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/14 (14)	5,000	4,862

Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/15 (14)	12,585	11,974
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/17 (14)	11,685	10,464
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/18 (14)	10,000	8,654
3 Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/18	10,000	12,072
King County WA Sewer Revenue	5.000%	1/1/39	7,500	8,215
King County WA Sewer Revenue	5.250%	1/1/42	7,500	8,363
King County WA Sewer Revenue	5.750%	1/1/43	7,170	8,173
Seattle WA Municipal Light & Power Revenue	5.250%	2/1/33	2,000	2,330
Washington GO	6.750%	2/1/15	2,205	2,407
Washington GO	5.000%	2/1/19	5,000	6,214
Washington GO	5.000%	2/1/20	5,000	6,300
Washington GO	5.000%	8/1/20	9,660	12,249
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/31 (4)	5,000	5,419
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.250%	8/15/34 (4)	6,000	6,439
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	5,490	5,911
Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital)	5.625%	10/1/38	12,000	13,368
Washington Health Care Facilities Authority
Revenue (Swedish Health Services)	6.250%	11/15/41	6,500	7,355
				140,769
West Virginia (0.7%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	6,000	6,218
West Virginia Building Commission Lease
Revenue (Jail & Correction Facility Authority
Projects)	7.000%	7/1/12 (ETM)	7,840	8,060
West Virginia Economic Development Authority
Revenue	5.000%	6/15/28	4,340	5,151
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,694
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,500	6,982
West Virginia Hospital Finance Authority
Hospital Revenue (United Hospital Center Inc.
Project)	5.250%	6/1/41 (2)	13,500	13,840
West Virginia University Revenue	5.000%	10/1/20	1,500	1,848
West Virginia University Revenue	5.000%	10/1/21	1,250	1,551
West Virginia University Revenue	5.000%	10/1/36	5,985	6,794
				53,138
Wisconsin (1.2%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	2,100	2,141
Wisconsin GO	5.000%	5/1/14 (14)	5,000	5,515
Wisconsin GO	6.000%	5/1/36	10,000	11,884

Wisconsin Health & Educational Facilities
Authority Health Care Facilities Revenue
(Luther Hospital)	5.750%	11/15/30	7,500	8,587
Wisconsin Health & Educational Facilities
Authority Health Facilities Revenue (SSM
Health Care)	5.250%	6/1/34	6,785	7,371
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.750%	7/1/30	6,150	6,810
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	12,110	13,027
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)	5.000%	8/15/19	3,740	4,254
Wisconsin Health & Educational Facilities
Authority Revenue (University of Wisconsin
Medical Foundation) VRDO	0.090%	2/7/12 LOC	21,600	21,600
Wisconsin Health & Educational Facilities
Authority Revenue (Wausau Hospital) VRDO	0.080%	2/1/12 LOC	1,200	1,200
Wisconsin Transportation Revenue	4.500%	7/1/26 (14)	11,470	12,215
				94,604
Total Tax-Exempt Municipal Bonds (Cost $7,023,115)				7,635,222
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.8%)
Money Market Fund (1.8%)
5 Vanguard Municipal Cash Management Fund
(Cost $140,259)	0.063%		140,259,000	140,259

Total Investments (101.0%) (Cost $7,163,374)				7,775,481
Other Assets and Liabilities-Net (-1.0%)				(75,285)
Net Assets (100%)				7,700,196

1 Securities with a value of $927,000 have been segregated as initial margin for open futures contracts.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $330,710,000, representing 4.3% of net assets.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2012.
4 Adjustable-rate security.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

Long-Term Tax-Exempt Fund

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Long-Term Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	7,635,222	—
Temporary Cash Investments	140,259	—	—
Futures Contracts—Assets[1]	7	—	—
Total	140,266	7,635,222	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2012	(234)	(30,947)	7

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At January 31, 2012, the cost of investment securities for tax purposes was $7,197,288,000. Net unrealized appreciation of investment securities for tax purposes was $578,193,000, consisting of unrealized gains of $601,791,000 on securities that had risen in value since their purchase and $23,598,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard High-Yield Tax-Exempt Fund

Schedule of Investments
As of January 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (100.7%)
Alabama (0.2%)
Alabama Port Authority Docks Facilities
Revenue	6.000%	10/1/40	3,000	3,329
Camden AL Industrial Development Board
Exempt Facilities Revenue (Weyerhaeuser
Co. Project)	6.125%	12/1/13 (Prere.)	3,000	3,304
Courtland AL Development Board Solid Waste
Disposal Revenue (International Paper Co.)	5.200%	6/1/25	5,000	5,103
Selma AL Industrial Development Board
Revenue (International Paper Co. Project)	5.375%	12/1/35	4,000	4,182
				15,918
Alaska (0.6%)
Alaska Housing Finance Corp. Home Mortgage
Revenue VRDO	0.100%	2/1/12	22,600	22,600
Alaska Industrial Development & Export
Authority Revenue (Providence Health &
Services)	5.500%	10/1/41	4,740	5,338
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/16	4,000	4,501
Valdez AK Marine Terminal Revenue (BP
Pipelines)	5.000%	1/1/21	6,000	7,056
				39,495
Arizona (1.0%)
Arizona Health Facilities Authority Health Care
Facilities Revenue (Beatitudes Campus
Project)	5.200%	10/1/37	7,000	5,122
Arizona Health Facilities Authority Revenue
(Banner Health)	5.500%	1/1/38	5,900	6,349
Maricopa County AZ Industrial Development
Authority Health Facilities Revenue (Catholic
Healthcare West)	5.250%	7/1/32	5,950	6,244
Maricopa County AZ Pollution Control Corp.
Revenue (Southern California Edison Co.)	5.000%	6/1/35	5,500	6,054
Phoenix AZ Civic Improvement Corp. Airport
Revenue	5.250%	7/1/33	10,175	11,237
Pima County AZ Industrial Development
Authority Revenue (Tuson Electric Power Co.
Project)	5.250%	10/1/40	12,500	12,743
Salt Verde AZ Financial Project Revenue	5.250%	12/1/27	17,000	17,649
University Medical Center Corp. Arizona
Hospital Revenue	6.500%	7/1/39	2,500	2,821
				68,219
Arkansas (0.0%)
North Little Rock AR Electric Revenue	6.500%	7/1/15 (14)	2,845	3,045

California (16.2%)
Adelanto CA Public Utility Authority Revenue	6.750%	7/1/39	10,000	10,633
Alameda CA Corridor Transportation Authority
Revenue	0.000%	10/1/24 (2)	4,500	4,428

Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.000%	4/1/26	2,500	2,854
Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area)	5.250%	4/1/26	1,920	2,259
1 Bay Area Toll Authority California Toll Bridge
Revenue (San Francisco Bay Area) TOB
VRDO	0.080%	2/7/12	1,430	1,430
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/20	5,000	6,330
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/21	10,000	12,484
California Department of Water Resources
Water System Revenue (Central Valley
Project)	5.000%	12/1/28	5,375	6,289
California Economic Recovery Bonds GO	5.000%	7/1/20	5,000	6,167
California Economic Recovery Bonds GO	5.250%	7/1/21	8,250	10,263
California GO	5.500%	4/1/18	15,000	18,516
California GO	5.000%	10/1/20	10,000	12,311
California GO	5.000%	11/1/21	13,845	16,113
California GO	5.250%	9/1/22	8,830	11,135
California GO	5.250%	9/1/24	6,500	7,873
California GO	5.000%	9/1/29	4,565	5,186
California GO	6.000%	3/1/33	3,000	3,563
California GO	5.125%	4/1/33	15,000	16,220
California GO	6.500%	4/1/33	34,000	41,818
California GO	4.500%	10/1/36	1,500	1,518
California GO	5.250%	3/1/38	5,000	5,385
California GO	5.500%	11/1/39	10,000	11,167
California GO	6.000%	11/1/39	5,000	5,857
California GO	5.250%	11/1/40	13,500	14,881
California Health Facilities Financing Authority
Revenue (Adventist Health System/West)	5.750%	9/1/39	4,500	4,964
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West)	6.000%	7/1/39	7,500	8,531
California Health Facilities Financing Authority
Revenue (Rady Children's Hospital)	5.250%	8/15/41	3,000	3,119
California Health Facilities Financing Authority
Revenue (St. Joseph Health System)	5.750%	7/1/39	7,000	7,676
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.250%	8/15/31	5,000	5,713
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/35	2,075	2,199
California Health Facilities Financing Authority
Revenue (Sutter Health)	5.000%	8/15/38	5,900	6,137
California Health Facilities Financing Authority
Revenue (Sutter Health)	6.000%	8/15/42	12,000	13,824
California Infrastructure & Economic
Development Bank Revenue (Independent
System Operator Corp. Project)	6.000%	2/1/30	10,000	10,924
California Municipal Finance Authority Revenue
(University of La Verne)	6.250%	6/1/40	3,585	3,887
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	0.700%	5/1/12	45,000	44,995
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Republic
Services Inc. Project) PUT	5.250%	12/1/17	12,155	13,698

California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.400%	4/1/25	3,000	3,116
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project)	5.000%	7/1/27	6,185	6,299
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	8,000	8,184
California Pollution Control Financing Authority
Solid Waste Disposal Revenue (Waste
Management Inc. Project) PUT	2.625%	6/2/14	6,500	6,645
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/21	7,675	8,194
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/22	5,000	5,333
California Public Works Board Lease Revenue
(Butterfield State Office Complex)	5.000%	6/1/23	2,870	3,047
California Public Works Board Lease Revenue
(Department of Corrections)	5.500%	6/1/19	7,000	7,385
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/27	5,000	5,575
California Public Works Board Lease Revenue
(Judicial Council Projects)	5.000%	12/1/28	3,600	3,983
California Public Works Board Lease Revenue
(Various Capital Projects)	5.000%	12/1/29	12,650	14,511
California State University Revenue Systemwide	5.000%	11/1/20 (2)	20,995	23,419
California State University Revenue Systemwide	5.250%	11/1/34	9,275	10,175
California State University Revenue Systemwide	5.250%	11/1/38	2,490	2,707
California Statewide Communities Development
Authority Revenue (Cottage Health System
Obligated Group)	5.000%	11/1/40	11,040	11,467
California Statewide Communities Development
Authority Revenue (Kaiser Permanente)	5.250%	3/1/45	28,000	28,975
California Statewide Communities Development
Authority Revenue (Trinity Health)	5.000%	12/1/41	3,735	4,011
California Statewide Communities Development
Authority Student Housing Revenue (CHF-
Irvine LLC - UCI East Campus Apartments
Phase II)	5.750%	5/15/32	8,000	8,470
Carlsbad CA Assessment District No. 2002-01
Improvement Revenue (Poinsettia Lane East)	5.200%	9/2/35	2,710	2,603
Contra Costa County CA Multifamily Housing
Revenue (Pleasant Hill BART Transit Village
Apartments Project) VRDO	0.100%	2/7/12 LOC	18,800	18,800
El Monte CA High School District GO	5.500%	6/1/34 (12)	8,575	9,735
Foothill/Eastern Corridor Agency California Toll
Road Revenue	5.875%	1/15/28 (14)	25,000	25,395
Golden State Tobacco Securitization Corp.
California	4.500%	6/1/27	10,345	8,460
Golden State Tobacco Securitization Corp.
California	0.000%	6/1/37	7,000	4,785
Golden State Tobacco Securitization Corp.
California	5.125%	6/1/47	7,650	5,195
Grossmont CA Healthcare District GO	5.000%	7/15/37 (2)	4,000	4,226
Grossmont CA Healthcare District GO	6.125%	7/15/40	5,000	5,944

Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.200%	9/1/26	750	767
Irving CA Special Tax Community Facilities
District No. 2005-2 Special Tax Revenue	5.250%	9/1/36	2,000	2,004
Kern County CA GO	5.750%	8/1/35 (12)	4,500	5,026
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.450%	9/1/13 (Prere.)	890	977
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.750%	9/1/13 (Prere.)	885	975
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.900%	9/1/13 (Prere.)	890	983
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	5.950%	9/1/13 (Prere.)	3,555	3,929
Lincoln CA Community Facilities District No.
2003-1 Special Tax Revenue	6.000%	9/1/13 (Prere.)	2,670	2,953
Los Angeles CA Community College District GO	5.000%	8/1/24	3,430	3,972
Los Angeles CA Community College District GO	5.000%	8/1/25	4,620	5,307
Los Angeles CA Community College District GO	5.000%	8/1/27	6,215	7,054
Los Angeles CA Department of Airports
International Airport Revenue	5.375%	5/15/30	15,000	16,566
Los Angeles CA Department of Water & Power
Revenue	5.000%	7/1/24 (4)	11,175	12,497
Los Angeles CA Unified School District COP
VRDO	0.050%	2/7/12 LOC	2,740	2,740
Los Angeles CA Unified School District GO	5.000%	7/1/27	8,000	9,200
Los Angeles CA Wastewater System Revenue	5.750%	6/1/27	7,780	9,424
Los Angeles County CA Public Works Financing
Authority Lease Revenue	5.000%	8/1/18	5,000	5,880
M-S-R California Energy Authority Revenue	7.000%	11/1/34	2,500	3,195
M-S-R California Energy Authority Revenue	6.500%	11/1/39	11,000	13,366
Modesto CA Irrigation District COP	5.500%	7/1/35	11,300	12,118
Northern California Power Agency Revenue
(Hydroelectric Project)	5.000%	7/1/20 (12)	9,305	11,127
Northstar Community Services District California
Community Facilities District No. 1 Special
Tax Revenue	5.000%	9/1/37	10,000	6,834
Oakland CA Unified School District GO	6.125%	8/1/29	4,000	4,521
Palo Alto CA Unified School District GO	0.000%	8/1/30	21,100	9,905
Palomar Pomerado Health System California
Revenue GO	0.000%	8/1/38 (12)	10,740	8,622
Port of Oakland CA Revenue	5.000%	5/1/22	4,290	4,851
Port of Oakland CA Revenue	5.000%	5/1/23	5,890	6,606
Port of Oakland CA Revenue	5.000%	5/1/29	2,250	2,376
Port of Oakland CA Revenue	5.125%	5/1/30	2,000	2,126
Port of Oakland CA Revenue	5.125%	5/1/31	2,000	2,118
Rancho Mirage CA Joint Powers Financing
Authority Revenue (Eisenhower Medical
Center)	5.000%	7/1/38	18,995	17,906
Riverside County CA Transportation
Commission Sales Tax Revenue VRDO	0.070%	2/7/12	16,600	16,600
Roseville CA Electric System Revenue	5.000%	2/1/37	11,000	11,903
Sacramento CA Financing Authority Lease
Revenue	5.250%	12/1/30 (2)	4,145	4,731
Sacramento County CA Airport Revenue	6.000%	7/1/41	9,500	10,501
San Bernardino County CA Medical Center COP	7.000%	8/1/20	12,180	15,543
San Bernardino County CA Medical Center COP	6.875%	8/1/24 (ETM)	25,220	35,787
San Diego CA Community College District GO	5.250%	8/1/33	5,500	6,314

San Diego CA Unified School District GO	5.500%	7/1/19 (14)	10,140	12,457
San Diego CA Unified School District GO	5.500%	7/1/21 (14)	12,725	15,807
San Diego CA Unified School District GO	0.000%	7/1/45	29,520	5,207
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/19	20,295	23,537
San Francisco CA City & County International
Airport Revenue	5.750%	5/1/20	26,405	30,303
San Francisco CA City & County International
Airport Revenue	5.250%	5/1/32	5,000	5,535
San Francisco CA City & County International
Airport Revenue	6.000%	5/1/39	2,130	2,468
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay North)	6.625%	8/1/39	2,000	2,172
San Francisco CA City & County
Redevelopment Financing Authority Tax
Allocation Revenue (Mission Bay South)	7.000%	8/1/41	1,500	1,684
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/24 (14)	2,000	843
San Joaquin Hills CA Transportation Corridor
Agency Toll Road Revenue	0.000%	1/15/25 (14)	15,900	6,233
San Marcos CA Unified School District GO	5.000%	8/1/34	7,000	7,771
Santa Margarita CA Water District Community
Facilities District No. 99-1 Special Tax
Revenue	6.000%	9/1/13 (Prere.)	3,000	3,271
Santa Monica CA Community College District
GO	0.000%	8/1/24	5,000	3,091
Santa Monica CA Community College District
GO	0.000%	8/1/25	5,490	3,228
Simi Valley CA School Financing Authority
Revenue	5.000%	8/1/27 (4)	10,000	11,346
Southern California Public Power Authority
Revenue	5.000%	7/1/27	5,000	5,811
Southern California Public Power Authority
Revenue (Transmission Project)	5.000%	7/1/20	10,505	12,467
Turlock CA Irrigation District Revenue	5.000%	1/1/35	6,385	6,837
Victor Valley CA Community College District GO	6.000%	8/1/39	8,000	9,083
Walnut CA Energy Center Authority Revenue	5.000%	1/1/35	10,000	10,645
West Contra Costa CA Unified School District
GO	6.000%	8/1/27	3,000	3,822
				1,087,908
Colorado (3.1%)
Aurora CO Hospital Revenue (Children's
Hospital Association Project)	5.000%	12/1/40	5,000	5,186
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.080%	2/1/12 LOC	7,000	7,000
1 Colorado General Fund Revenue TOB VRDO	0.080%	2/1/12	24,000	24,000
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)	4.500%	9/1/38	15,475	15,647
Colorado Health Facilities Authority Revenue
(Covenant Retirement Community Inc.)	5.250%	12/1/25	11,500	11,708
Denver CO City & County Airport Revenue	5.000%	11/15/12 (14)	4,205	4,350
Denver CO City & County Airport Revenue	5.250%	11/15/36	7,500	8,339
Denver CO City & County Single Family
Mortgage Revenue	5.550%	12/1/39	2,068	2,055

E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/12 (14)	26,795	26,263
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/13 (14)	5,000	4,716
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/14 (14)	8,000	7,230
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/15 (14)	5,000	4,310
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/18 (14)	5,000	3,700
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/24 (14)	29,225	14,869
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/25 (14)	14,900	7,130
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/27 (14)	36,465	15,234
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/29 (14)	21,600	7,797
E-470 Public Highway Authority Colorado
Revenue	0.000%	9/1/30 (14)	14,200	4,750
Northwest Parkway Public Highway Authority
Colorado Convertible Revenue	5.800%	6/15/16 (Prere.)	10,000	12,021
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/34	6,000	6,427
Regional Transportation District of Colorado
Sales Tax Revenue	6.000%	1/15/41	11,500	12,244
				204,976
Connecticut (0.4%)
Connecticut GO	5.000%	12/1/15	1,200	1,395
Connecticut GO	5.000%	12/1/15 (14)	6,650	7,306
Connecticut GO	5.000%	11/1/16	6,000	7,183
Connecticut GO	5.000%	11/1/16	8,100	9,696
Connecticut Health & Educational Facilities
Authority Revenue (Hartford Healthcare)	5.000%	7/1/32	4,000	4,308
				29,888
Delaware (0.0%)
Delaware Housing Authority Single Family
Mortgage Revenue	5.875%	1/1/38	2,230	2,349

District of Columbia (0.6%)
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.070%	2/7/12	2,000	2,000
District of Columbia Water & Sewer Authority
Public Utility Revenue	5.500%	10/1/39	10,000	11,332
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/24	1,215	1,396
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.250%	10/1/25	10,000	11,750
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/27	4,500	5,061
Metropolitan Washington DC/VA Airports
Authority Airport System Revenue	5.000%	10/1/28	1,500	1,671
Metropolitan Washington DC/VA Airports
Authority Dulles Toll Road Revenue	5.000%	10/1/39	8,000	8,677
				41,887

Florida (5.6%)
Alachua County FL Industrial Development
Revenue (North Florida Retirement Village
Inc. Project)	5.625%	11/15/22	5,000	4,563
Beacon Lakes FL Community Development
Special Assessment Revenue	6.900%	5/1/35	15,230	15,484
Broward County FL School Board COP	5.000%	7/1/20 (4)	5,935	6,563
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.500%	6/1/14	7,500	8,183
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/15	10,000	10,903
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.000%	6/1/16	6,000	6,626
Citizens Property Insurance Corp. Florida
Revenue (Coastal Account)	5.250%	6/1/17	5,000	5,619
East Homestead Community Development
District Florida Special Assessment Revenue	7.250%	5/1/21	2,440	2,562
Escambia County FL Environmental
Improvement Revenue	5.750%	11/1/27	6,000	6,132
Florida Board of Education Lottery Revenue	5.000%	7/1/21 (14)	14,455	16,715
Florida Board of Education Lottery Revenue	5.500%	7/1/27	4,000	4,653
Florida Board of Education Public Education
Capital Outlay GO	5.000%	6/1/19 (3)	7,230	8,258
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	11,575	11,722
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.750%	1/1/37	6,240	6,440
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.000%	7/1/41	5,000	5,378
Florida Housing Finance Corp. Homeowner
Mortgage Revenue	5.500%	7/1/48	8,980	9,549
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	2/7/12	7,735	7,735
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/15	5,000	5,563
Florida Hurricane Catastrophe Fund Finance
Corp. Revenue	5.000%	7/1/16	5,000	5,663
Florida Municipal Power Agency Revenue	6.250%	10/1/31	3,250	3,919
Florida Turnpike Authority Revenue	5.000%	7/1/17 (4)	5,000	5,360
1 Greater Orlando Aviation Authority Orlando
Florida Airport Facilities Revenue TOB VRDO	0.140%	2/7/12	5,000	5,000
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	5.250%	11/15/16 (Prere.)	365	442
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group)	6.000%	11/15/37	5,000	5,721
2 Hillsborough County FL Industrial Development
Authority Health Facilities Revenue (University
Community Hospital)	5.625%	8/15/18 (Prere.)	6,000	7,745
Hillsborough County FL Industrial Development
Authority Hospital Revenue (Tampa General
Hospital Project)	5.250%	10/1/34	2,185	2,201
3 Jacksonville FL Electric Authority Water &
Sewer Revenue	5.000%	10/1/32	9,000	10,224
Lee Memorial Health System Florida Hospital
Revenue	5.250%	4/1/35 (14)	18,350	18,943

Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.125%	10/1/24 (14)	18,575	20,096
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/27	7,170	7,904
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/28	11,440	12,560
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.000%	10/1/38 (11)	8,770	8,860
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.375%	10/1/41	8,000	8,842
Miami-Dade County FL Aviation Revenue
(Miami International Airport)	5.500%	10/1/41	4,000	4,432
Miami-Dade County FL Expressway Authority
Toll System Revenue	5.000%	7/1/40	4,650	4,952
Miami-Dade County FL Health Facilities
Authority Hospital Revenue (Miami Children's
Hospital)	6.125%	8/1/42	3,500	4,021
Miami-Dade County FL Industrial Development
Authority Solid Waste Disposal Revenue
(Waste Management Inc. of Florida Project)
PUT	2.625%	8/1/14	4,000	4,056
Miami-Dade County FL Public Facilities
Revenue (Jackson Memorial Hospital)	5.750%	6/1/39 (12)	5,250	5,723
Miami-Dade County FL School Board COP	5.250%	10/1/18 (14)	7,915	8,612
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.375%	7/1/20	1,100	1,063
Orange County FL Health Facilities Authority
Health Care Facility Revenue (Orlando
Lutheran Towers Inc.)	5.700%	7/1/26	1,000	945
Orange County FL Health Facilities Authority
Mortgage Revenue (Orlando Lutheran Towers
Inc. Project)	5.000%	7/1/12	600	600
Orlando & Orange County FL Expressway
Authority Revenue	5.000%	7/1/21 (4)	25,000	29,979
Orlando FL Special Assessment Revenue
(Conroy Road Interchange Project)	5.800%	5/1/26	2,880	2,881
Orlando FL Utility Commission Water & Electric
Revenue	6.750%	10/1/17 (ETM)	1,945	2,289
Palm Beach County FL Airport System Revenue	5.750%	10/1/12 (14)	7,220	7,451
Palm Beach County FL Airport System Revenue	5.750%	10/1/14 (14)	6,440	7,132
Palm Glades FL Community Development
District Revenue	7.250%	8/1/16	2,150	2,068
Putman County FL Authority Pollution Control
Revenue (Seminole Electric Cooperative Inc.
Project) PUT	5.350%	5/1/18 (2)	8,700	9,887
Sarasota County FL Public Hospital District
Hospital Revenue (Sarasota Memorial
Hospital Project)	5.500%	7/1/34	3,500	3,773
St. Petersburg FL Health Facilities Authority
Revenue (All Children's Hospital Inc.
Obligated Group)	6.500%	11/15/39	8,000	9,205
Tallahassee FL Health Facilities Revenue
(Tallahassee Memorial HealthCare Inc.
Project)	6.375%	12/1/30	2,800	2,804
				378,001

Georgia (3.1%)
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/20	6,420	7,714
Atlanta GA Airport Passenger Facility Charge
Revenue	5.000%	1/1/22	2,000	2,337
Atlanta GA Airport Revenue	5.000%	1/1/23	4,000	4,521
Atlanta GA Airport Revenue	5.000%	1/1/29	1,000	1,101
Atlanta GA Airport Revenue	5.000%	1/1/30	3,000	3,214
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/34	2,500	2,963
Atlanta GA Water & Wastewater Revenue	6.250%	11/1/39	15,000	17,589
Burke County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Vogtle Project)	5.500%	1/1/33	5,000	5,408
Dalton County GA Development Authority
Revenue (Hamilton Health Care System)	5.500%	8/15/17 (14)	4,290	4,888
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/33	2,750	3,156
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/36	2,000	2,250
DeKalb County GA Water & Sewer Revenue	5.250%	10/1/41	7,500	8,398
Fulton County GA Residential Care Facilities for
the Elderly Authority Revenue (Canterbury
Court Project)	6.125%	2/15/34	2,000	1,843
Georgia GO	5.000%	7/1/15	8,200	9,436
Georgia GO	5.000%	7/1/15	2,570	2,958
Georgia GO	5.000%	7/1/15	2,400	2,762
Georgia GO	5.000%	7/1/15	7,820	8,999
Georgia GO	5.500%	7/1/15	19,095	22,297
Georgia GO	5.000%	11/1/16	8,055	9,680
Georgia Housing & Finance Authority Single
Family Mortgage Revenue	5.000%	12/1/26	4,320	4,439
Georgia Municipal Electric Power Authority
Revenue	6.600%	1/1/18 (14)	4,060	4,713
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/18	5,000	5,492
Main Street Natural Gas Inc. Georgia Gas
Project Revenue	5.000%	3/15/19	15,000	16,372
Marietta GA Development Authority Revenue	7.000%	6/15/30	4,000	4,115
Marietta GA Development Authority Revenue	7.000%	6/15/39	6,000	6,085
Monroe County GA Development Authority
Pollution Control Revenue (Oglethorpe Power
Corp. Scherer Project) VRDO	0.060%	2/7/12 LOC	27,830	27,830
Municipal Electric Authority Georgia Revenue	5.000%	1/1/20	7,000	8,445
Municipal Electric Authority Georgia Revenue
(General Resolution Projects)	5.500%	1/1/26	7,000	8,143
Richmond County GA Development Authority
Environmental Improvement Revenue	5.750%	11/1/27	3,000	3,034
				210,182
Guam (0.2%)
Guam Government GO	5.000%	11/15/23	4,500	4,222
Guam Government GO	5.125%	11/15/27	5,000	4,743
Guam Government Waterworks Authority Water
& Wastewater System Revenue	5.875%	7/1/35	5,000	5,025
				13,990
Hawaii (1.1%)
Hawaii Airports System Revenue	5.000%	7/1/22	5,000	5,703
Hawaii Airports System Revenue	5.000%	7/1/23	5,000	5,677
Hawaii Airports System Revenue	5.000%	7/1/24	5,000	5,661

Hawaii Department of Budget & Finance Special
Purpose Revenue (Kahala Nui Project)	8.000%	11/15/33	8,750	9,106
Hawaii GO	5.000%	12/1/29	17,000	20,487
Hawaii Harbor System Revenue	5.500%	7/1/35	5,000	5,554
Hawaii Harbor System Revenue	5.625%	7/1/40	5,000	5,568
Hawaii Pacific Health Revenue	5.500%	7/1/40	7,000	7,321
Hawaii Pacific Health Revenue	5.750%	7/1/40	2,250	2,406
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/17 (14)	6,000	5,304
Honolulu HI City & County Wastewater System
Revenue	0.000%	7/1/18 (14)	2,000	1,706
				74,493
Idaho (0.3%)
Idaho Housing & Finance Association RAN	5.000%	7/15/23	8,430	9,904
Idaho Housing & Finance Association RAN	5.000%	7/15/27	7,000	7,979
				17,883
Illinois (6.0%)
Chicago IL Board of Education GO	5.000%	12/1/31	5,000	5,462
1 Chicago IL Board of Education GO TOB VRDO	0.200%	2/1/12	6,605	6,605
Chicago IL GO	5.620%	1/1/16 (Prere.)	7,795	9,330
Chicago IL GO	5.650%	1/1/16 (Prere.)	7,445	8,919
Chicago IL GO	5.000%	12/1/23	6,970	7,873
Chicago IL GO	5.620%	1/1/26 (14)	2,755	3,119
Chicago IL GO	5.650%	1/1/27 (14)	2,630	2,923
Chicago IL GO	5.250%	1/1/35	6,000	6,511
Chicago IL GO VRDO	0.070%	2/1/12	4,300	4,300
Chicago IL GO VRDO	0.070%	2/1/12	930	930
Chicago IL Metropolitan Water Reclamation
District GO	5.000%	12/1/31	7,000	8,276
Chicago IL Midway Airport Revenue	5.500%	1/1/14 (4)	6,410	6,430
Chicago IL Midway Airport Revenue	5.500%	1/1/15 (4)	4,760	4,773
Chicago IL Midway Airport Revenue	5.500%	1/1/16 (4)	7,135	7,154
Chicago IL Midway Airport Revenue	5.500%	1/1/17 (4)	7,525	7,544
Chicago IL Midway Airport Revenue	5.500%	1/1/18 (4)	7,940	7,958
Chicago IL O'Hare International Airport Revenue	5.250%	1/1/30	3,655	3,999
Chicago IL O'Hare International Airport Revenue	5.625%	1/1/35	7,000	7,964
Chicago IL O'Hare International Airport Revenue	5.750%	1/1/39	3,000	3,424
Chicago IL Park District GO	5.000%	1/1/33	4,500	4,937
Chicago IL Public Building Commission GO	7.000%	1/1/20 (ETM)	10,000	13,448
Chicago IL Sales Tax Revenue	5.250%	1/1/38	7,300	8,232
Chicago IL Transit Authority Sales Tax Receipts
Revenue	5.250%	12/1/36	5,400	6,037
Chicago IL Water Revenue	5.250%	11/1/38	15,000	16,071
Cook County IL GO	5.250%	11/15/28	6,000	6,773
Illinois Educational Facilities Authority Revenue
(Northwestern University)	5.500%	8/15/14 (Prere.)	500	562
Illinois Finance Authority Gas Supply Revenue
(Peoples Gas Light & Coke) PUT	2.125%	7/1/14	2,875	2,913
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41	2,000	2,180
Illinois Finance Authority Revenue (Carle
Foundation)	6.000%	8/15/41 (4)	1,500	1,700
Illinois Finance Authority Revenue (Children's
Memorial Hospital)	5.375%	8/15/39	22,500	23,501
Illinois Finance Authority Revenue (Little Co. of
Mary Hospital & Health Care Centers)	5.375%	8/15/40	4,500	4,594

Illinois Finance Authority Revenue (Navistar
International Project)	6.500%	10/15/40	11,400	12,096
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/40	6,000	6,057
Illinois Finance Authority Revenue (New Admiral
at the Lake Project)	8.000%	5/15/46	7,500	7,571
Illinois Finance Authority Revenue
(Northwestern Community Hospital)	5.375%	7/1/33	6,000	6,417
Illinois Finance Authority Revenue (OSF
Healthcare System)	7.000%	11/15/29	10,000	12,160
Illinois Finance Authority Revenue (OSF
Healthcare System)	6.000%	5/15/39	6,445	7,178
Illinois Finance Authority Revenue (Riverside
Health System)	6.250%	11/15/35	4,600	5,130
Illinois Finance Authority Revenue (Rush
University Medical Center)	6.625%	11/1/39	10,000	11,782
Illinois Finance Authority Revenue (Silver Cross
& Medical Centers)	7.000%	8/15/44	14,000	15,722
Illinois Finance Authority Revenue (Tabor Hills
Supportive Living)	5.250%	11/15/36	3,000	2,651
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/30	1,500	1,783
3 Illinois Finance Authority Revenue (University of
Chicago)	5.000%	10/1/31	1,500	1,768
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	2/7/12	20,210	20,210
4 Illinois Finance Authority Student Housing
Revenue (Fullerton Village Project)	5.125%	6/1/35	4,000	2,400
Illinois Health Facilities Authority Revenue
(Centegra Health System)	5.250%	9/1/18 (2)	2,500	2,504
Illinois Sales Tax Revenue	5.000%	6/15/17	7,000	8,322
Illinois Sports Facilities Authority Revenue	5.500%	6/15/30 (2)	8,635	9,458
Illinois Toll Highway Authority Revenue	5.250%	1/1/30	5,000	5,633
Illinois Toll Highway Authority Revenue	5.000%	1/1/31	6,000	6,626
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/42 (14)	10,000	10,089
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	0.000%	6/15/44 (4)	10,000	1,727
Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue	5.250%	6/15/50	7,210	7,604
1 Metropolitan Pier & Exposition Authority Illinois
Hospital Facilities Revenue TOB VRDO	1.580%	2/7/12 (ETM)	11,485	11,485
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	5.500%	6/1/23	5,000	5,705
Railsplitter Tobacco Settlement Authority Illinois
Tobacco Settlement Revenue	6.000%	6/1/28	15,000	16,820
				403,340
Indiana (2.0%)
Indiana Finance Authority Economic
Development Revenue (Republic Services
Inc. Project) PUT	0.850%	3/1/12	7,500	7,501
Indiana Finance Authority Environmental
Revenue (Duke Energy Indiana Inc. Project)	4.950%	10/1/40	5,000	5,351
Indiana Finance Authority Health System
Revenue (Sisters of St. Francis Health
Services Inc. Obligated Group) VRDO	0.060%	2/7/12 LOC	14,150	14,150

Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.080%	2/1/12	4,200	4,200
Indiana Health & Educational Facility Financing
Authority Hospital Revenue (Clarian Health
Obligated Group)	5.000%	2/15/39	17,535	17,875
Indiana Health Facility Financing Authority
Hospital Revenue (Ancilla System Inc.)	7.375%	7/1/23 (ETM)	19,400	27,945
Indiana Municipal Power Agency Revenue	6.000%	1/1/39	13,275	15,140
Indianapolis IN Airport Authority Special
Facilities Revenue (Federal Express Corp.
Project)	5.100%	1/15/17	13,500	15,409
Indianapolis IN Local Public Improvement Bond
Bank Revenue	6.750%	2/1/14	10,040	10,536
Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)	5.000%	1/1/30 (4)	2,720	3,068
Indianapolis IN Local Public Improvement Bond
Bank Revenue (Qualified Midwestern Disaster
Area)	5.750%	2/1/36	5,000	5,900
Rockport IN Pollution Control Revenue (Indiana
Michigan Power Co. Project) PUT	6.250%	6/2/14	6,750	7,449
				134,524
Iowa (0.3%)
Tobacco Settlement Authority Iowa Revenue	5.600%	6/1/34	25,000	22,474

Kansas (0.1%)
Kansas Development Finance Authority Health
Facilities Revenue (Kansas University Health
System)	5.375%	3/1/29	3,000	3,286

Kentucky (1.1%)
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.650%	1/1/17 (2)	6,840	6,845
Jefferson County KY Health Facilities Revenue
(Jewish Hospital HealthCare Services Inc.
Project)	5.700%	1/1/21 (2)	1,750	1,752
Kentucky Asset/Liability Commission General
Fund Revenue	5.000%	9/1/17 (14)	7,500	8,376
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group)	5.250%	8/15/46	8,000	8,466
Kentucky Higher Education Student Loan Corp.
Student Loan Revenue VRDO	0.090%	2/7/12 LOC	33,600	33,600
Kentucky Housing Corp. Housing Revenue	5.250%	7/1/32	6,185	6,591
Louisville & Jefferson County KY Metropolitan
Government Health Facilities Revenue
(Jewish Hospital& St. Mary's Healthcare Inc.
Project)	5.750%	2/1/27	9,400	10,213
				75,843
Louisiana (1.4%)
Lafayette LA Utilities Revenue	5.000%	11/1/33	5,000	5,561
Louisiana Citizens Property Insurance Corp.
Assessment Revenue	6.750%	6/1/26 (12)	6,000	7,267
Louisiana Housing Finance Agency Single
Family Mortgage Revenue (Home Ownership
Program)	5.950%	6/1/38	5,620	6,153

Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	5.875%	10/1/40	9,990	10,667
Louisiana Local Government Environmental
Facilities & Community Development Authority
Revenue (Women's Hospital Foundation
Project)	6.000%	10/1/44	8,095	8,729
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project)	5.250%	5/15/38	17,650	17,876
New Orleans LA Aviation Board Revenue	6.000%	1/1/23 (12)	5,000	6,017
St. John Baptist Parish LA Revenue (Marathon
Oil Corp. Project)	5.125%	6/1/37	17,665	17,910
Tobacco Settlement Financing Corp. Louisiana
Revenue	5.875%	5/15/39	13,495	13,618
				93,798
Maryland (1.0%)
Baltimore MD Special Obligation Revenue	7.000%	9/1/38	8,000	8,429
Harford County MD GO	5.000%	7/1/15	2,000	2,304
Maryland Department of Housing & Community
Development Revenue	5.750%	3/1/41	7,035	7,569
Maryland Economic Development Corp.
Revenue (Chesapeake Bay Conference
Center Project)	5.000%	12/1/31	4,000	2,583
Maryland GO	5.000%	2/15/15 (Prere.)	6,000	6,816
Maryland GO	5.000%	11/1/15	6,000	6,981
Maryland Health & Higher Educational Facilities
Authority Revenue (Charlestown Community)	6.250%	1/1/41	5,000	5,513
Maryland Health & Higher Educational Facilities
Authority Revenue (King Farm Presbyterian
Retirement Community)	5.000%	1/1/17	2,655	2,578
Maryland Health & Higher Educational Facilities
Authority Revenue (Medstar Health)	5.000%	8/15/41	3,500	3,732
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	5.500%	5/1/20	420	433
Maryland Industrial Development Financing
Authority Economic Development Revenue
(Our Lady of Good Counsel School)	6.000%	5/1/35	2,000	2,035
Prince Georges County MD GO	5.000%	9/15/15	3,740	4,333
Prince Georges County MD GO	5.000%	9/15/16	10,000	11,969
				65,275
Massachusetts (2.9%)
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	1.000%	2/7/12	10,164	10,164
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	1.580%	2/7/12	13,050	13,050
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	10,000	11,365
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	12,500	13,777
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	9,000	9,320
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	3,500	4,147

Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	1,500	1,686
Massachusetts GO	5.000%	8/1/14	11,865	13,206
Massachusetts GO	5.000%	9/1/15 (Prere.)	8,000	9,261
Massachusetts GO	5.000%	10/1/15	2,000	2,317
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.250%	7/1/38	6,440	6,471
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.500%	7/1/36	5,100	6,150
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	7,005	8,398
Massachusetts Health & Educational Facilities
Authority Revenue (Stonehill College) VRDO	0.070%	2/1/12 LOC	3,900	3,900
Massachusetts Health & Educational Facilities
Authority Revenue (Suffolk University)	6.250%	7/1/30	5,000	5,610
Massachusetts Municipal Wholesale Electric Co.
Power System Revenue	5.250%	7/1/15 (14)	7,535	7,638
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/24 (4)	9,000	10,110
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	7,000	8,203
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/41	14,105	15,994
Massachusetts Special Obligation Dedicated
Tax Revenue	5.750%	1/1/14 (Prere.)	15,000	16,534
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	5,000	5,830
Massachusetts Water Resources Authority
Revenue VRDO	0.070%	2/7/12	7,500	7,500
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	6,295	7,001
				197,632
Michigan (2.4%)
Delta County MI Economic Development Corp.
Environmental Improvement Revenue
(MeadWestvaco-Escanaba Paper Co. Project)	6.250%	4/15/12 (Prere.)	11,000	11,137
Detroit MI Sewer System Revenue	5.125%	7/1/33 (14)	6,030	6,146
Detroit MI Sewer System Revenue	7.500%	7/1/33 (4)	12,000	15,147
Detroit MI Water Supply System Revenue	7.000%	7/1/36 (4)	4,500	5,446
Jackson County MI Hospital Finance Authority
Hospital Revenue (Allegiance Health)	5.250%	6/1/37	10,000	10,285
Kalamazoo MI Hospital Financing Authority
Hospital Revenue (Bronson Methodist
Hospital)	5.000%	5/15/30	10,000	10,504
Michigan GO	5.250%	9/15/26 (4)	12,000	13,448
Michigan Hospital Finance Authority Revenue
(Henry Ford Health System)	5.250%	11/15/46	44,500	45,681
Michigan Hospital Finance Authority Revenue
(MidMichigan Obligated Group)	6.125%	6/1/34	4,065	4,541
Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund)	5.000%	10/1/29	5,190	6,011
Michigan Tobacco Settlement Financing
Authority Revenue	6.875%	6/1/42	15,000	13,798
Michigan Tobacco Settlement Financing
Authority Revenue	6.000%	6/1/48	4,775	3,584
Royal Oak MI Hospital Finance Authority
Hospital Revenue (Beaumont Hospital)	6.000%	8/1/39	7,000	7,667

Saginaw MI Hospital Finance Authority Hospital
Revenue (Covenant Medical Center Inc.)	5.000%	7/1/30	10,000	10,255
				163,650
Minnesota (0.8%)
Dakota County MN Community Development
Agency Multifamily Housing Revenue
(Highview Hills Senior Housing Project)	7.000%	8/1/45	8,000	8,112
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/28	4,500	4,733
Maple Grove MN Health Care Facilities
Revenue (Maple Grove Hospital Corp.)	5.250%	5/1/37	9,250	9,501
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.060%	2/1/12 LOC	3,350	3,350
Minneapolis & St. Paul MN Housing &
Redevelopment Authority Health Care System
Revenue (Allina Health System) VRDO	0.050%	2/7/12 LOC	8,815	8,815
Minneapolis MN Health Care System Revenue
(Fairview Health Services)	6.750%	11/15/32	8,250	9,645
Minnesota Public Facilities Authority Revenue
(State Revolving Fund)	5.000%	3/1/21	5,000	6,278
				50,434
Mississippi (0.3%)
Mississippi Development Bank Special
Obligation Revenue (Municipal Energy
Agency Power Supply Project)	5.000%	3/1/31 (10)	11,365	11,524
Warren County MS Gulf Opportunity Zone
Revenue (International Paper Co. Projects)	5.375%	12/1/35	5,500	5,754
				17,278
Missouri (0.8%)
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/39	5,000	5,300
Kirkwood MO Industrial Development Authority
Retirement Community Revenue (Aberdeen
Heights Project)	8.250%	5/15/45	5,000	5,291
Missouri Development Finance Board
Infrastructure Facilities Revenue (Branson
Landing Project)	5.000%	6/1/35	9,000	9,238
Missouri Health & Educational Facilities
Authority Health Facilities Revenue (Cox
Health)	5.500%	11/15/33	6,500	7,030
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.050%	3/1/37	5,815	5,963
Missouri Housing Development Corp. Single
Family Mortgage Revenue	6.000%	3/1/38	3,010	3,251
Missouri Housing Development Corp. Single
Family Mortgage Revenue	5.600%	9/1/38	5,540	5,957
Missouri Joint Municipal Electric Utility
Commission Power Project Revenue (Plum
Point Project)	5.000%	1/1/28 (14)	2,000	2,075
Sugar Creek MO Industrial Development
Revenue (Lafarge North America Inc. Project)	5.650%	6/1/37	11,000	10,242
				54,347

Montana (0.1%)
Montana Board Housing Single Family Mortgage
Revenue	5.750%	12/1/37	2,705	2,850
Montana Facility Finance Authority Revenue
(Sisters of Charity of Leavenworth Health
System)	4.750%	1/1/40	3,500	3,720
				6,570
Nevada (0.5%)
Clark County NV School District GO	5.000%	6/15/25	10,000	11,210
Henderson NV Health Facility Revenue
(Catholic Healthcare West)	5.250%	7/1/31	8,790	9,194
Nevada Capital Improvement & Cultural Affairs
GO	5.000%	12/1/23 (14)	2,550	2,938
Sparks NV Local Improvement District Revenue	6.500%	9/1/20	2,970	3,069
Sparks NV Local Improvement District Revenue	6.750%	9/1/27	3,785	3,813
				30,224
New Hampshire (0.1%)
New Hampshire Health & Education Facilities
Authority Revenue (Wentworth Douglas
Hospital)	7.000%	1/1/38	7,000	8,200

New Jersey (6.6%)
New Jersey COP	5.250%	6/15/27	5,000	5,635
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.000%	1/1/15	695	688
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.750%	1/1/25	710	686
New Jersey Economic Development Authority
Mortgage Revenue (Lions Gate Project)	5.875%	1/1/37	1,230	1,130
New Jersey Economic Development Authority
Mortgage Revenue (Presbyterian Home at
Montgomery Project)	6.375%	11/1/31	10,000	9,202
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/26	2,000	1,873
New Jersey Economic Development Authority
Retirement Community Revenue (Seabrook
Village Inc.)	5.250%	11/15/36	2,000	1,756
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.750%	6/15/29	20,000	20,899
New Jersey Economic Development Authority
Revenue (Cigarette Tax)	5.500%	6/15/31	6,500	6,738
New Jersey Economic Development Authority
Revenue (El Dorado Terminals Co. Project)
VRDO	0.050%	2/1/12 LOC	4,500	4,500
New Jersey Economic Development Authority
Revenue (Kapkowski Road Landfill
Improvement District Project (City of
Elizabeth))	6.375%	5/15/14 (Prere.)	2,250	2,550
New Jersey Economic Development Authority
Revenue (Motor Vehicle Surcharges)	5.250%	7/1/24 (14)	18,055	21,905
New Jersey Economic Development Authority
Revenue (Provident Group-Montclair
Properties LLC - Montclair State University
Student Housing Project)	5.750%	6/1/31	4,000	4,335

New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/20	7,000	8,450
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/20 (2)	6,400	7,876
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/21	4,495	5,400
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/21	2,620	3,253
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	12/15/21 (3)	4,500	5,565
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.000%	9/1/22	5,100	6,054
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/23	10,000	11,988
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.750%	9/1/23	7,000	8,640
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.500%	9/1/24 (2)	6,300	8,073
New Jersey Economic Development Authority
Revenue (School Facilities Construction)	5.250%	9/1/28	10,200	11,554
New Jersey Economic Development Authority
Special Facility Revenue (Continental Airlines
Inc. Project)	6.625%	9/15/12	14,595	14,854
New Jersey Educational Facilities Authority
Revenue (University Medical & Dentistry)	7.500%	12/1/32	6,500	7,942
New Jersey Environmental Infrastructure Trust
Revenue	5.000%	9/1/15	4,465	5,165
New Jersey Equipment Lease Purchase COP	5.000%	6/15/23	4,100	4,616
New Jersey Health Care Facilities Financing
Authority Revenue (South Jersey Hospital)	5.000%	7/1/22	2,400	2,590
New Jersey Health Care Facilities Financing
Authority Revenue (Virtua Health)	5.750%	7/1/33	6,700	7,459
New Jersey Higher Education Assistance
Authority Student Loan Revenue	5.750%	12/1/28	2,250	2,485
New Jersey Sports & Exposition Authority
Revenue	6.500%	3/1/13	905	935
New Jersey Transportation Corp. COP	5.750%	9/15/15	26,620	27,180
New Jersey Transportation Corp. COP	5.000%	9/15/19 (4)	7,000	7,555
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/16 (14)	10,000	12,005
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	12/15/19	7,000	8,658
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/21 (14)	14,000	17,701
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.750%	6/15/23 (14)	10,000	12,893
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/25 (2)	30,000	17,227
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/27	15,000	7,612
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/28	3,430	1,627
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.625%	12/15/28	20,000	23,090
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	6/15/31	10,000	11,831

New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/35	15,000	4,430
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.250%	6/15/36	5,000	5,626
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/38	14,500	3,546
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	5.500%	12/15/38 (12)	8,000	8,913
New Jersey Transportation Trust Fund Authority
Transportation System Revenue	0.000%	12/15/39	11,000	2,525
1 New Jersey Transportation Trust Fund Authority
Transportation System Revenue TOB VRDO	0.140%	2/7/12 LOC	2,600	2,600
New Jersey Turnpike Authority Revenue	0.000%	1/1/35 (2)	21,495	19,357
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.625%	6/1/26	38,500	33,624
Tobacco Settlement Financing Corp. New
Jersey Revenue	4.750%	6/1/34	5,000	3,738
Vineland NJ (Electric Utility) GO VRDO	0.070%	2/7/12 LOC	8,400	8,400
				444,934
New Mexico (0.1%)
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.600%	7/1/38	5,020	5,390
New Mexico Mortgage Finance Authority Single
Family Mortgage Revenue	5.300%	1/1/39	3,910	4,201
				9,591
New York (11.9%)
Brooklyn NY Local Development Corp. PILOT
Revenue (Barclays Center Project)	6.375%	7/15/43	5,000	5,343
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/20 (4)	5,000	5,416
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/21 (4)	3,745	4,043
Erie County NY Industrial Development Agency
School Facility Revenue (Buffalo City School
District Project)	5.750%	5/1/22 (4)	4,500	4,972
Hudson Yards Infrastructure Corp. New York
Revenue	4.500%	2/15/47 (14)	16,500	16,299
Hudson Yards Infrastructure Corp. New York
Revenue	5.750%	2/15/47	13,000	14,690
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/22	10,000	12,083
Long Island NY Power Authority Electric System
Revenue	5.500%	4/1/24	5,000	5,953
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/20 (14)	6,650	8,199
Metropolitan New York Transportation Authority
Revenue	5.250%	11/15/40	10,000	11,090
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	6.000%	4/1/20 (ETM)	9,000	12,211
Metropolitan New York Transportation Authority
Revenue (Dedicated Petroleum Tax)	5.000%	11/15/34	3,250	3,596
Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.500%	11/15/18 (2)	5,000	6,165

Metropolitan New York Transportation Authority
Revenue (Transit Revenue)	5.250%	11/15/41	18,500	20,691
Metropolitan New York Transportation Authority
Revenue (Transit Revenue) PUT	5.000%	11/15/13	10,000	10,715
Nassau County NY GO	4.000%	10/1/21	9,400	10,430
Nassau County NY Interim Finance Authority
Sales Tax Revenue VRDO	0.050%	2/7/12	4,000	4,000
New York City NY GO	5.000%	1/1/25	5,750	6,686
New York City NY GO	5.000%	11/1/26	15,000	16,546
New York City NY GO	5.000%	8/1/31	6,000	6,969
New York City NY GO	5.000%	8/1/32	10,000	11,535
New York City NY GO VRDO	0.050%	2/1/12	1,500	1,500
New York City NY Health & Hospital Corp.
Revenue (Health System)	5.000%	2/15/30	6,000	6,621
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/26 (12)	5,000	2,815
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/27 (12)	4,195	2,225
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	0.000%	3/1/28 (12)	4,200	2,102
New York City NY Industrial Development
Agency PILOT Revenue (Yankee Stadium
Project)	5.000%	3/1/36 (14)	8,075	8,308
New York City NY Industrial Development
Agency Special Facility Revenue (American
Airlines Inc.)	7.750%	8/1/31	31,000	27,927
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,250	3,600
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	3,500	3,847
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,500	4,914
New York City NY Industrial Development
Agency Special Facility Revenue (Terminal
One Group Association Project) PUT	5.500%	1/1/16	4,000	4,336
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/26	5,000	6,092
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/31	10,000	11,479
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/32	5,000	5,776
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/35	7,500	8,318
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.250%	6/15/40	15,000	16,723
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/43	7,795	8,637
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.375%	6/15/43	10,000	11,435
New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue	5.000%	6/15/44	10,000	11,137

New York City NY Sales Tax Asset Receivable
Corp. Revenue	5.000%	10/15/26 (14)	9,000	9,933
New York City NY Transitional Finance Authority
Building Aid Revenue	5.125%	1/15/33	5,000	5,546
New York City NY Transitional Finance Authority
Building Aid Revenue	5.000%	1/15/34	8,650	9,381
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/15	8,000	9,253
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/16	8,000	9,520
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/25	2,135	2,638
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/28	2,735	3,315
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/33	5,000	5,808
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	2/1/35	10,000	11,390
New York City NY Transitional Finance Authority
Future Tax Revenue	5.000%	11/1/38	5,500	6,259
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.060%	2/1/12	2,700	2,700
New York Liberty Development Corp. Revenue	5.000%	11/15/31	2,000	2,186
New York Liberty Development Corp. Revenue	5.000%	11/15/44	5,000	5,347
New York Liberty Development Corp. Revenue	6.375%	7/15/49	8,750	9,472
New York Liberty Development Corp. Revenue	5.750%	11/15/51	6,000	6,828
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/18	2,500	2,927
New York State Dormitory Authority Revenue
(Mount Sinai School of Medicine of New York
University)	5.000%	7/1/20	1,000	1,188
New York State Dormitory Authority Revenue
(New York University Hospitals Center)	5.625%	7/1/37	8,750	9,201
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group)	1.018%	5/1/18	22,990	21,650
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/15	5,090	5,760
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/22 (4)	5,500	6,145
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/34	13,400	15,340
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/35	7,000	7,871
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	3/15/41	7,250	8,141
New York State Dormitory Authority Revenue
(State University Educational Facilities)	7.500%	5/15/13	13,380	14,516
New York State Dormitory Authority Revenue
(The New School)	5.500%	7/1/40	5,000	5,588
New York State Dormitory Authority Revenue
(University of Rochester) VRDO	0.050%	2/1/12 LOC	4,085	4,085
New York State Energy Research &
Development Authority Pollution Control
Revenue (New York State Electric & Gas
Corp. Project)	2.250%	12/1/15	7,000	7,060

New York State Environmental Facilities Corp.
Revenue (State Clean Water & Drinking
Water Revolving Funds)	5.000%	10/15/35	5,815	6,584
New York State Housing Finance Agency
Revenue (Gotham West Housing) VRDO	0.050%	2/7/12 LOC	15,700	15,700
New York State Housing Finance Agency
Revenue (Nursing Home & Health Care
Project)	5.100%	11/1/12 (14)	4,975	4,989
New York State Local Government Assistance
Corp. Revenue VRDO	0.070%	2/7/12	27,135	27,135
New York State Mortgage Agency Homeowner
Mortgage Revenue VRDO	0.120%	2/7/12	10,000	10,000
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(American Ref-Fuel Co. of Niagra LP Facility)
PUT	5.550%	11/15/13	12,500	12,637
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.450%	11/15/12	16,000	16,182
Niagara County NY Industrial Development
Agency Solid Waste Disposal Revenue
(Covanta Arc LLC) PUT	5.625%	11/15/14	3,000	3,034
Port Authority of New York & New Jersey
Revenue	5.000%	7/15/25 (4)	8,690	9,237
Port Authority of New York & New Jersey
Revenue	5.000%	9/15/25	5,835	6,826
Port Authority of New York & New Jersey
Revenue	5.000%	3/15/28	8,600	9,758
Port Authority of New York & New Jersey
Revenue	5.000%	10/15/32	9,900	10,898
Port Authority of New York & New Jersey
Revenue	5.750%	3/15/35	25,000	28,753
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.090%	2/7/12	7,000	7,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.130%	2/7/12	23,105	23,105
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.140%	2/7/12	3,335	3,335
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.140%	2/7/12	5,555	5,555
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	5.500%	12/1/31	4,000	4,179
Port Authority of New York & New Jersey
Special Obligation Revenue (John F. Kennedy
International Air Terminal LLC)	6.000%	12/1/42	13,000	14,024
Suffolk County NY Economic Development
Corp. Revenue (Peconic Landing at Southold
Project)	6.000%	12/1/40	1,225	1,306
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	5.375%	6/1/28	6,105	5,260
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	0.000%	6/1/44	4,500	3,977
Suffolk NY Tobacco Asset Securitization Corp.
Revenue	6.000%	6/1/48	3,500	2,859

Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/37	9,500	6,557
Ulster County NY Industrial Development
Agency Civic Facility Revenue (Kingston
Regional Senior Living Corp. - Woodland
Pond at New Paltz Project)	6.000%	9/15/42	7,000	4,761
Westchester County NY Health Care Corp.
Revenue	6.125%	11/1/37	3,000	3,421
				801,544
North Carolina (1.5%)
Charlotte NC Airport Revenue	5.000%	7/1/36	3,275	3,433
Charlotte NC Airport Revenue	5.000%	7/1/41	3,000	3,159
Charlotte NC GO	5.250%	6/1/14	1,300	1,447
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System)	5.000%	1/15/47	2,750	2,870
Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) VRDO	0.060%	2/7/12	10,000	10,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	2/1/12	2,100	2,100
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/16	3,000	3,121
North Carolina Eastern Municipal Power Agency
Revenue	5.500%	1/1/17	2,000	2,079
North Carolina Eastern Municipal Power Agency
Revenue	5.000%	1/1/26	5,000	5,574
North Carolina GO	5.000%	4/1/14	10,100	11,109
North Carolina GO	5.500%	3/1/15	2,355	2,714
North Carolina GO	5.000%	6/1/15	3,000	3,442
North Carolina GO	5.000%	5/1/21	8,000	10,378
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	1/1/38	1,750	1,798
North Carolina Housing Finance Agency Home
Ownership Revenue	5.500%	7/1/38	4,380	4,586
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.000%	10/1/23	1,850	1,777
North Carolina Medical Care Commission Health
Care Facilities Mortgage Revenue
(Salemtowne)	5.100%	10/1/30	655	605
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.070%	2/7/12 LOC	10,095	10,095
North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) VRDO	0.060%	2/7/12 LOC	6,800	6,800
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/27	2,750	2,871
North Carolina Medical Care Commission
Retirement Facilities Mortgage Revenue
(Givens Estates Project)	5.000%	7/1/33	3,000	3,045

Wake County NC GO	5.000%	2/1/16	7,800	9,140
				102,143
Ohio (2.2%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners)	5.250%	9/1/27	10,000	11,154
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/12	11,500	11,507
American Municipal Power Ohio Inc. Revenue
(Electricity Purchase)	5.000%	2/1/13	7,000	7,303
American Municipal Power Ohio Inc. Revenue
(Prairie State Energy Campus Project)	5.000%	2/15/38	14,300	15,234
Bowling Green State University Ohio Student
Housing Revenue (CFP I LLC - State
University Project)	5.750%	6/1/31	5,000	5,177
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.125%	6/1/24	22,040	17,346
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.875%	6/1/30	4,085	3,169
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	5.750%	6/1/34	18,195	13,512
Buckeye Tobacco Settlement Financing
Authority Ohio Revenue	0.000%	6/1/37	5,000	3,749
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	6.375%	4/1/36	3,750	4,412
Butler County OH Hospital Facilities Revenue
(Kettering Health Network)	5.625%	4/1/41	5,000	5,497
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.080%	2/7/12 LOC	2,575	2,575
Columbus OH GO	5.000%	12/15/15	3,210	3,678
Erie County OH Hospital Facilities Revenue
(Firelands Regional Medical Center)	5.625%	8/15/32	1,810	1,829
Franklin County OH Hospital Revenue
(Nationwide Children's Hospital Project)
VRDO	0.060%	2/7/12	900	900
Lucas County OH Hospital Revenue (ProMedica
Healthcare Obligated Group)	6.000%	11/15/41	3,000	3,516
Ohio Building Authority Revenue (Adult
Correctional Building)	5.000%	10/1/19	4,705	5,761
Ohio GO	4.500%	9/15/22 (14)	2,030	2,260
Ohio Hospital Revenue (University Hospitals
Health System Inc.)	5.250%	1/15/46	12,000	12,278
1 Ohio Water Development Authority Fresh Water
Revenue TOB VRDO	1.000%	2/7/12	900	900
Scioto County OH Marine Terminal Facilities
Revenue (Norfolk Southern Corp. Project)	5.300%	8/15/13	14,750	14,794
				146,551
Oklahoma (0.5%)
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,250	4,878
Oklahoma Capitol Improvement Authority
Facilities Revenue	5.000%	7/1/15 (Prere.)	4,510	5,177
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.750%	9/1/36	3,225	3,425

Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.800%	9/1/37	2,785	3,044
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.875%	9/1/37	3,825	4,135
Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program)	5.950%	9/1/37	5,935	6,734
Oklahoma Municipal Power Authority Power
Supply System Revenue	6.000%	1/1/38	4,500	5,148
				32,541
Oregon (0.2%)
Oregon Health Sciences University Revenue	5.750%	7/1/39	6,750	7,697
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.100%	2/7/12	3,900	3,900
				11,597
Pennsylvania (3.7%)
Allegheny County PA GO	5.000%	11/1/29	3,265	3,478
Bucks County PA Water & Sewer Authority
Water System Revenue	5.000%	12/1/41 (4)	2,000	2,218
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System)	5.250%	6/1/39	1,750	1,901
Geisinger Health System Authority of
Pennsylvania Revenue (Penn State Geisinger
Health System) VRDO	0.040%	2/1/12	6,600	6,600
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.125%	12/15/20	1,000	985
Lebanon County PA Health Facilities Authority
Health Center Revenue (Pleasant View
Retirement Community Project)	5.300%	12/15/26	500	482
Lehigh County PA General Purpose Hospital
Authority Revenue (Lehigh Valley Health
Network) VRDO	0.070%	2/1/12 LOC	5,900	5,900
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/35	2,670	2,962
Montgomery County PA Industrial Development
Authority Revenue (Philadelphia Presbyterian
Homes Inc. Project)	7.000%	12/1/40	2,500	2,760
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/35	5,000	5,203
Northampton County PA General Purpose
Authority Hospital Revenue (St. Luke's
Hospital Project)	5.500%	8/15/40	6,500	6,698
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.060%	2/7/12	8,200	8,200
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/14 (2)	6,000	6,111

Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	5.000%	12/1/15 (2)	3,500	3,544
Pennsylvania Economic Development Financing
Authority Resource Recovery Revenue
(Colver Project)	4.625%	12/1/18 (2)	10,500	10,378
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Republic Services Inc. Project) PUT	0.850%	4/2/12	7,500	7,500
Pennsylvania Economic Development Financing
Authority Solid Waste Disposal Revenue
(Waste Management Inc. Project) PUT	4.700%	11/1/14	2,250	2,423
Pennsylvania GO	5.000%	9/1/14 (4)	10,000	11,173
Pennsylvania Higher Educational Facilities
Authority Revenue (Drexel University) VRDO	0.060%	2/7/12 LOC	6,800	6,800
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.250%	2/7/12	3,875	3,875
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/25 (12)	9,550	10,918
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/26 (12)	10,040	11,369
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/27 (12)	6,865	7,715
Pennsylvania Turnpike Commission Revenue	5.000%	6/1/29	3,990	4,409
Pennsylvania Turnpike Commission Revenue	6.500%	12/1/36	4,000	4,810
Pennsylvania Turnpike Commission Revenue	5.250%	6/1/39	14,455	15,479
Philadelphia PA Airport Revenue	5.000%	6/15/17	10,495	11,852
Philadelphia PA Gas Works Revenue VRDO	0.060%	2/7/12 LOC	12,700	12,700
Philadelphia PA Municipal Authority Revenue	5.250%	11/15/14 (4)	10,000	10,647
Philadelphia PA School District GO	6.000%	9/1/38	13,000	14,830
Philadelphia PA Water & Waste Water Revenue
VRDO	0.060%	2/7/12 LOC	12,030	12,030
Sayre PA Health Care Facilities Authority
Revenue (Guthrie Health Care System)	1.003%	12/1/17	29,370	27,182
Upper St. Clair Township PA GO VRDO	0.160%	2/7/12 (4)	3,655	3,655
				246,787
Puerto Rico (2.9%)
Puerto Rico Aqueduct & Sewer Authority
Revenue	6.125%	7/1/24	25,000	28,959
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/33	5,000	5,267
Puerto Rico Electric Power Authority Revenue	5.500%	7/1/38	5,150	5,481
Puerto Rico Highway & Transportation Authority
Revenue	5.250%	7/1/39 (3)	2,610	2,838
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.500%	7/1/24 (2)	12,245	13,836
Puerto Rico Infrastructure Financing Authority
Special Tax Revenue	5.000%	7/1/46	5,000	5,047
Puerto Rico Municipal Finance Agency GO	5.250%	8/1/18 (4)	23,570	27,317
Puerto Rico Public Buildings Authority
Government Facilities Revenue	5.250%	7/1/14 (Prere.)	365	405
Puerto Rico Public Buildings Authority
Government Facilities Revenue PUT	5.000%	7/1/12 (2)	33,000	33,511
Puerto Rico Public Finance Corp. Revenue PUT	5.750%	2/1/12 LOC	34,000	34,000
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/38	47,495	10,878
Puerto Rico Sales Tax Financing Corp. Revenue	6.500%	8/1/44	18,000	21,210
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/54 (2)	62,390	5,288
Puerto Rico Sales Tax Financing Corp. Revenue	0.000%	8/1/56	33,000	2,492
				196,529

South Carolina (1.7%)
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/25	5,000	5,621
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.000%	12/1/27	10,120	11,087
Charleston SC Educational Excellence
Financing Corp. Revenue (Charleston County
School District, South Carolina Project)	5.250%	12/1/29	14,650	16,249
Charleston SC Waterworks & Sewer Capital
Improvement Revenue VRDO	0.060%	2/7/12	2,000	2,000
Lancaster County SC Assessment Revenue	5.450%	12/1/37	1,415	1,262
Lexington County SC Health Services District
Inc. Hospital Revenue	5.000%	11/1/32	10,900	11,604
Piedmont SC Municipal Power Agency Revenue	5.250%	1/1/19	11,770	13,830
Piedmont SC Municipal Power Agency Revenue	5.750%	1/1/34 (4)	10,000	11,695
Richland County SC Environmental
Improvement Revenue (International Paper)	6.100%	4/1/23	7,750	7,987
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.375%	5/1/21	1,500	1,436
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.500%	5/1/28	1,100	1,001
South Carolina Jobs Economic Development
Authority Health Care Facilities Revenue
(Lutheran Homes of South Carolina Inc.)	5.625%	5/1/42	1,000	858
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project)	5.500%	2/1/38 (12)	2,250	2,437
South Carolina Public Service Authority
Revenue	5.250%	1/1/34	6,000	6,762
South Carolina Public Service Authority
Revenue	5.500%	1/1/38	15,000	17,055
				110,884
South Dakota (0.1%)
South Dakota Health & Educational Facilities
Authority Revenue (Sanford Health)	5.500%	11/1/40	5,000	5,460

Tennessee (1.9%)
Memphis TN Electric System Revenue	5.000%	12/1/13 (Prere.)	20,000	21,689
Shelby County TN GO VRDO	0.060%	2/7/12	7,300	7,300
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/14	25,370	26,680
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	9/1/15	20,495	21,940
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/19	21,365	22,688
Tennessee Energy Acquisition Corp. Gas
Revenue	5.250%	9/1/19	5,680	6,211
Tennessee Energy Acquisition Corp. Gas
Revenue	5.000%	2/1/27	5,000	5,122
Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	1/1/37	6,740	7,053

Tennessee Housing Development Agency
Homeownership Program Revenue	5.750%	7/1/37	9,080	9,333
				128,016
Texas (9.5%)
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/32	4,090	1,335
Central Texas Regional Mobility Authority
Revenue	0.000%	1/1/33	3,000	918
Central Texas Regional Mobility Authority
Revenue	6.250%	1/1/46	1,500	1,606
Denton TX Independent School District GO
VRDO	0.080%	2/7/12	3,750	3,750
3 Frisco TX Independent School District GO	5.000%	8/15/40	9,000	10,220
Harris County TX GO	0.000%	10/1/13 (14)	9,630	9,539
Houston TX Airport System Revenue	5.000%	7/1/18 (14)	6,070	7,065
Houston TX Airport System Revenue	5.000%	7/1/22	10,000	11,362
Houston TX Airport System Revenue	5.000%	7/1/23	3,000	3,375
Houston TX Airport System Revenue	5.000%	7/1/24	5,000	5,604
Houston TX Airport System Revenue	5.500%	7/1/39	5,000	5,516
Houston TX Airport System Special Facilities
Revenue (Continental Airlines Inc. Terminal E
Project)	6.750%	7/1/29	10,000	10,050
Houston TX Utility System Revenue	5.500%	11/15/26 (12)	12,010	14,621
Houston TX Utility System Revenue	5.500%	11/15/27 (12)	11,415	13,803
1 Houston TX Utility System Revenue TOB VRDO	0.070%	2/1/12	7,500	7,500
Love Field Airport Modernization Corp. Texas
Special Facilities Revenue (Southwest Airlines
Co. Project)	5.250%	11/1/40	5,500	5,581
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	205	267
Lower Colorado River Authority Texas Revenue	5.625%	5/15/19 (Prere.)	15	20
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	8,935	10,021
Lower Colorado River Authority Texas Revenue	5.000%	5/15/30	5,000	5,520
Lower Colorado River Authority Texas Revenue	5.000%	5/15/35	7,440	8,130
Lower Colorado River Authority Texas Revenue	5.500%	5/15/36	10,000	11,093
Lower Colorado River Authority Texas Revenue	5.625%	5/15/39	4,780	5,366
Lower Colorado River Authority Texas Revenue	5.000%	5/15/40	6,000	6,406
Lubbock TX Independent School District GO	5.750%	2/15/42 (12)	4,500	5,085
Matagorda County TX Navigation District No. 1
Collateralized Revenue (Centerpoint Energy
Houston Electric LLC Project)	5.600%	3/1/27	7,500	7,859
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.500%	2/15/25	2,100	2,144
Mesquite TX Health Facilities Development
Corp. Retirement Facility Revenue (Christian
Care Centers Inc. Project)	5.625%	2/15/35	3,195	3,218
Mission TX Economic Development Corp. Solid
Waste Disposal Revenue (Allied Waste Inc.
Project)	5.200%	4/1/18	4,000	4,016
North Texas Higher Education Authority Student
Loan Revenue VRDO	0.200%	2/7/12 LOC	27,940	27,940
North Texas Tollway Authority System Revenue	6.250%	2/1/23	20,000	22,455
North Texas Tollway Authority System Revenue	6.000%	1/1/28	9,040	10,556
North Texas Tollway Authority System Revenue	5.000%	9/1/30	7,000	8,058
North Texas Tollway Authority System Revenue	6.125%	1/1/31	12,000	13,222
North Texas Tollway Authority System Revenue	5.625%	1/1/33	8,145	8,958
North Texas Tollway Authority System Revenue	5.750%	1/1/38	29,000	31,332

North Texas Tollway Authority System Revenue	6.250%	1/1/39	15,480	17,446
North Texas Tollway Authority System Revenue	5.500%	9/1/41	7,705	8,910
North Texas Tollway Authority System Revenue	6.000%	9/1/41	5,000	6,033
Round Rock TX Independent School District GO	5.000%	8/1/15	2,505	2,891
Sabine River Authority TX Pollution Control
Revenue (Southwestern Electric Power Co.
Project)	4.950%	3/1/18 (14)	6,840	7,611
1 Spring Branch TX Independent School District
GO TOB VRDO	0.080%	2/7/12	12,795	12,795
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Scott &
White Healthcare Project)	5.250%	8/15/28	4,000	4,316
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	6.250%	11/15/14	2,900	2,883
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(SQLC Senior Living Center Mirador Project)	7.250%	11/15/16	4,000	4,001
Tarrant County TX Cultural Education Facilities
Finance Corp. Retirement Facilities Revenue
(Statonat Museum Way Project)	8.250%	11/15/44	10,000	10,399
Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
Dallas) VRDO	0.070%	2/1/12 LOC	12,200	12,200
Texas Department of Housing & Community
Affairs Single Family Revenue	5.625%	3/1/39	4,620	4,926
Texas GO	5.750%	8/1/31	1,745	1,752
1 Texas GO TOB PUT	0.200%	3/9/12	25,000	25,000
1 Texas GO TOB VRDO	0.080%	2/1/12	20,500	20,500
5 Texas Municipal Gas Acquisition & Supply Corp.
Revenue	0.550%	9/15/17	4,370	4,184
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	1.066%	9/15/17	30,445	29,059
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/17	8,400	9,035
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/19	10,000	10,560
Texas Municipal Gas Acquisition & Supply Corp.
Revenue	5.250%	12/15/20	15,000	15,871
Texas Municipal Power Agency Revenue	0.000%	9/1/16 (ETM)	280	269
Texas Municipal Power Agency Revenue	0.000%	9/1/17 (14)	58,660	53,399
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	12/31/31	3,705	4,299
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/32	20,000	23,355
Texas Private Activity Surface Transportation
Corp. Revenue	7.500%	6/30/33	10,000	11,677
Texas Private Activity Surface Transportation
Corp. Revenue	6.875%	12/31/39	5,000	5,562
Texas Public Finance Authority Revenue
(Unemployment Compensation)	5.000%	1/1/20	10,000	10,596
3 Texas Tech University System Revenue
Financing System Revenue	5.000%	8/15/37	3,500	3,968
Texas Transportation Commission Central
Texas System Revenue PUT	2.750%	2/15/13	10,000	10,128

University of Texas Permanent University Fund
Revenue	5.000%	7/1/15	3,800	4,365
				641,501
Utah (0.3%)
Intermountain Power Agency Utah Power
Supply Revenue	5.250%	7/1/20	11,000	11,681
Utah GO	5.000%	7/1/15	5,000	5,756
				17,437
Virgin Islands (0.4%)
Virgin Islands Public Finance Authority Revenue	6.375%	10/1/19	9,145	9,169
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/25	3,400	3,696
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	2,000	2,117
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/29	6,000	6,390
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/39	2,000	2,043
				23,415
Virginia (1.4%)
1 Alexandria VA Redevelopment & Housing
Authority Multi-Family Housing Mortgage
Revenue (Portals West Apartment)	8.250%	4/1/32 (ETM)	465	623
1 Chesterfield VA Industrial Development
Authority Revenue (Brandermill Woods
Project)	6.500%	1/1/28	11,319	10,801
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.000%	10/1/27	1,875	1,948
Fairfax County VA Economic Development
Authority Residential Care Facilities Revenue
(Goodwin House Inc.)	5.125%	10/1/37	5,000	5,097
Fairfax County VA Public Improvement GO	5.000%	10/1/14	2,100	2,354
3 Fairfax County VA Public Improvement GO	5.000%	4/1/22	12,000	15,765
Fairfax County VA Water Authority Revenue	5.000%	4/1/27	2,000	2,501
Fairfax County VA Water Authority Revenue	5.000%	4/1/28	2,120	2,632
Henrico County VA Economic Development
Authority Revenue (Bon Secours Health
System)	5.600%	11/15/12 (Prere.)	315	328
Lynchburg VA Industrial Development Authority
Healthcare Facilities Revenue (Centra Health
Inc.)	5.200%	1/1/18	515	516
Roanoke VA Economic Development Authority
Hospital Revenue (Carilion Clinic Obligated
Group)	5.000%	7/1/33	4,500	4,776
Stafford County VA Economic Development
Authority Hospital Facilities Revenue
(MediCorp Health System Obligated Group)	5.250%	6/15/37	11,070	11,352
Tobacco Settlement Financing Corp Virginia
Revenue	5.000%	6/1/47	4,995	3,198
Tobacco Settlement Financing Corp. Virginia
Revenue	5.625%	6/1/15 (Prere.)	10,000	11,610
Tobacco Settlement Financing Corp. Virginia
Revenue	5.200%	6/1/46	9,500	6,320
Virginia Commonwealth Transportation Board
Revenue	5.000%	5/15/33	5,000	5,801
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.140%	2/7/12	9,705	9,705
				95,327

Washington (2.0%)
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/25	2,500	3,001
Chelan County WA Public Utility District No. 1
Consolidated System Revenue (Chelan
Hydro)	5.500%	7/1/26	4,000	4,745
Chelan County WA Public Utility District No. 1
Hydro-Electric System Revenue (Columbia
River-Rock Island Hydro)	0.000%	6/1/12 (14)	19,650	19,625
3 Energy Northwest Washington Electric Revenue
(Columbia Generating Station)	5.000%	7/1/19	8,855	10,856
Port Bellingham WA Industrial Development
Corp. Environmental Facilities Revenue (BP
West Coast Products LLC Project)	5.000%	1/1/16	5,095	5,733
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/16	2,000	2,285
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/20	2,000	2,425
Port of Seattle WA Passenger Facility Charge
Revenue	5.000%	12/1/21	5,000	5,993
Port of Seattle WA Revenue	5.000%	9/1/25	3,000	3,475
Port of Seattle WA Revenue	5.000%	6/1/30	9,000	10,134
University of Washington Revenue	5.000%	4/1/33	8,880	10,271
University of Washington Revenue	5.000%	4/1/34	3,275	3,757
Washington (Motor Vehicle Fuel Tax) GO	5.000%	6/1/30	7,000	8,308
Washington GO	5.000%	8/1/14	3,390	3,772
Washington GO	5.000%	7/1/15 (2)	2,425	2,785
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.080%	2/7/12	5,000	5,000
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/38 (4)	7,395	8,001
Washington Health Care Facilities Authority
Revenue (MultiCare Health System)	5.500%	8/15/43 (12)	10,000	10,766
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.060%	2/7/12 LOC	6,500	6,500
Washington Higher Education Facilities
Authority Revenue (Seattle University Project)	5.250%	5/1/34	5,000	5,465
				132,897
West Virginia (0.3%)
Pleasants County WV Pollution Control
Revenue	5.250%	10/15/37	10,205	10,575
West Virginia Economic Development Authority
Solid Waste Facilities Disposal Revenue
(Appalachian Power Co. - Amos Project)	5.375%	12/1/38	2,500	2,694
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.)	5.625%	9/1/32	6,000	6,445
				19,714
Wisconsin (1.3%)
Public Finance Authority of Wisconsin
Continuing Care Retirement Community
Revenue (Glenridge on Palmer Ranch Inc.
Project)	8.250%	6/1/46	12,000	12,588
Wisconsin GO	6.000%	5/1/27	17,000	20,893

Wisconsin GO	6.250%	5/1/37	20,200	24,419
Wisconsin Health & Educational Facilities
Authority Revenue (Agnesian Healthcare Inc.)	5.500%	7/1/40	5,675	5,971
Wisconsin Health & Educational Facilities
Authority Revenue (Aurora Health Care Inc.)	5.625%	4/15/39	10,810	11,628
Wisconsin Health & Educational Facilities
Authority Revenue (Beaver Dam Community
Hospitals Inc. Project)	6.750%	8/15/34	3,500	3,551
Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.)	5.375%	8/15/37	5,000	5,433
Wisconsin Health & Educational Facilities
Authority Revenue (St. Johns Communities
Inc.)	7.625%	9/15/39	1,000	1,088
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.080%	2/7/12	3,545	3,545
				89,116
Total Tax-Exempt Municipal Bonds (Cost $6,342,019)				6,771,093
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (1.2%)
Money Market Fund (1.2%)
6 Vanguard Municipal Cash Management Fund
(Cost $83,751)	0.063%		83,751,122	83,751

Total Investments (101.9%) (Cost $6,425,770)				6,854,844
Other Assets and Liabilities-Net (-1.9%)				(130,398)
Net Assets (100%)				6,724,446

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $219,863,000, representing 3.3% of net assets.
2 Securities with a value of $805,000 have been segregated as initial margin for open futures contracts.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2012.
4 Non-income-producing security. INSERT UNIQUE TEXT LANGUAGE HERE
5 Adjustable-rate security.
6 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.

High-Yield Tax-Exempt Fund

TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Municipal Cash Management Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

High-Yield Tax-Exempt Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of January 31, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	6,771,093	—
Temporary Cash Investments	83,751	—	—
Futures Contracts—Assets[1]	6	—	—
Total	83,757	6,771,093	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
10-Year U.S. Treasury Note	March 2012	(203)	(26,847)	6

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2012, the cost of investment securities for tax purposes was $6,434,359,000. Net unrealized appreciation of investment securities for tax purposes was $420,485,000, consisting of unrealized gains of $468,409,000 on securities that had risen in value since their purchase and $47,924,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Tax-Exempt Money Market Fund

Schedule of Investments
As of January 31, 2012

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (97.3%)
Alabama (0.5%)
1 Alabama Housing Finance Authority Single
Family Mortgage Revenue TOB VRDO	0.180%	2/7/12 LOC	8,290	8,290
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/12	2,000	2,023
Alabama Public School & College Authority
Capital Improvement Revenue	5.000%	5/1/12	2,750	2,781
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.080%	2/7/12	16,325	16,325
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.140%	2/7/12	5,100	5,100
1 Alabama Public School & College Authority
Capital Improvement Revenue TOB VRDO	0.140%	2/7/12	165	165
1 Alabama Special Care Facilities Financing
Authority Birmingham Revenue (Ascension
Health Credit Group) TOB VRDO	0.080%	2/7/12	5,775	5,775
1 Auburn University Alabama General Fee
Revenue TOB VRDO	0.080%	2/7/12	14,400	14,400
Birmingham AL Public Educational Building
Student Housing Revenue (University of
Alabama at Birmingham Project) VRDO	0.080%	2/7/12 LOC	4,300	4,300
Homewood AL Educational Building Authority
Revenue (Samford University) VRDO	0.070%	2/7/12 LOC	24,655	24,655
1 Shelby County AL Board of Education Revenue
TOB VRDO	0.080%	2/7/12 LOC	10,270	10,270
				94,084
Alaska (0.0%)
1 Alaska Housing Finance Corp. General Housing
Revenue TOB VRDO	0.070%	2/7/12 LOC	4,930	4,930
1 Valdez AK Marine Terminal Revenue (BP
Pipelines) TOB VRDO	0.080%	2/7/12 LOC	3,295	3,295
				8,225
Arizona (2.3%)
Apache County AZ Industrial Development
Authority Pollution Control Revenue (Tuscon
Electric Power Co. Project) VRDO	0.040%	2/7/12 LOC	10,000	10,000
1 Arizona Health Facilities Authority Revenue
(Banner Health) TOB VRDO	0.080%	2/7/12	9,750	9,750
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.040%	2/7/12 LOC	30,915	30,915
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	2/7/12 LOC	60,240	60,240
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.060%	2/7/12 LOC	71,740	71,740
Arizona Health Facilities Authority Revenue
(Banner Health) VRDO	0.080%	2/7/12 LOC	9,900	9,900
1 Arizona School Facilities Board Revenue TOB
VRDO	0.140%	2/7/12	5,285	5,285

1 Arizona Transportation Board Highway Revenue
TOB VRDO	0.080%	2/7/12	7,860	7,860
1 BlackRock MuniYield Arizona Fund, Inc. VRDP
VRDO	0.220%	2/7/12 LOC	7,800	7,800
Coconino County AZ Pollution Control Corp.
Revenue (Tuscan Electric Power Navajo
Project) VRDO	0.120%	2/7/12 LOC	18,300	18,300
1 Gilbert AZ GO TOB VRDO	0.080%	2/7/12	28,120	28,120
Glendale AZ Industrial Development Authority
Revenue (Midwestern University) VRDO	0.080%	2/7/12 LOC	10,000	10,000
1 Maricopa County AZ Public Finance Corp.
Lease Revenue TOB VRDO	0.080%	2/7/12	11,805	11,805
1 Phoenix AZ Civic Improvement Corp. Airport
Revenue TOB VRDO	0.230%	2/7/12	1,000	1,000
1 Phoenix AZ Civic Improvement Corp. Transit
Revenue TOB VRDO	0.070%	2/7/12 LOC	30,555	30,555
1 Phoenix AZ Civic Improvement Corp.
Wastewater System Revenue TOB VRDO	0.070%	2/7/12 LOC	20,455	20,455
Phoenix AZ Civic Improvement Corp. Water
System Revenue	5.500%	7/1/12 (Prere.)	3,000	3,064
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.080%	2/7/12	8,240	8,240
1 Phoenix AZ Civic Improvement Corp. Water
System Revenue TOB VRDO	0.080%	2/7/12	4,995	4,995
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.080%	2/7/12	6,500	6,500
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.080%	2/7/12	16,000	16,000
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.080%	2/7/12	13,220	13,220
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.080%	2/7/12	4,560	4,560
1 Salt River Project Arizona Agricultural
Improvement & Power District Revenue TOB
VRDO	0.080%	2/7/12	1,750	1,750
Tempe AZ Transit Excise Tax Revenue VRDO	0.080%	2/7/12	13,655	13,655
				405,709
Arkansas (0.2%)
Pulaski County AR Health Facilities Board
Revenue (St. Vincent Infirmary - Catholic
Health Initiatives) VRDO	0.080%	2/7/12	27,300	27,300

California (5.4%)
ABAG Finance Authority for Nonprofit Corps.
California Revenue (Computer History
Museum) VRDO	0.070%	2/7/12 LOC	7,000	7,000
1 BlackRock Muni Intermediate Duration Fund,
Inc. VRDP VRDO	0.210%	2/7/12 LOC	65,600	65,600
California Department of Water Resources
Power Supply Revenue	5.000%	5/1/12 (Prere.)	1,000	1,022
California Department of Water Resources
Power Supply Revenue	5.125%	5/1/12 (Prere.)	7,500	7,666

California Department of Water Resources
Power Supply Revenue	5.125%	5/1/12 (Prere.)	4,600	4,702
California Department of Water Resources
Power Supply Revenue	5.250%	5/1/12 (Prere.)	2,500	2,556
California Department of Water Resources
Power Supply Revenue	5.250%	5/1/12 (Prere.)	1,300	1,329
California Department of Water Resources
Power Supply Revenue	5.375%	5/1/12 (Prere.)	3,100	3,170
California Department of Water Resources
Power Supply Revenue	5.500%	5/1/12 (Prere.)	18,400	18,825
1 California Educational Facilities Authority
Revenue (Stanford University) TOB PUT	0.251%	2/9/12	19,960	19,960
1 California Educational Facilities Authority
Revenue (University of Southern California)
TOB VRDO	0.080%	2/7/12	5,050	5,050
California GO VRDO	0.040%	2/7/12 LOC	23,150	23,150
California Health Facilities Financing Authority
Revenue (Catholic Healthcare West) VRDO	0.070%	2/7/12 LOC	6,000	6,000
California Health Facilities Financing Authority
Revenue (Children's Hospital of Orange
County) VRDO	0.060%	2/7/12 LOC	7,100	7,100
California Infrastructure & Economic
Development Bank Revenue (American
National Red Cross) VRDO	0.040%	2/7/12 LOC	5,600	5,600
California Infrastructure & Economic
Development Bank Revenue (Buck Institute
for Age Research) VRDO	0.060%	2/7/12 LOC	9,300	9,300
California RAN	2.000%	5/24/12	200,000	201,002
California School Cash Reserve Program
Authority Pool TRAN	2.000%	6/1/12	13,800	13,871
California Statewide Communities Development
Authority Gas Supply Revenue VRDO	0.070%	2/7/12	79,575	79,575
1 California Statewide Communities Development
Authority Revenue (Sutter Health) TOB VRDO	0.130%	2/7/12	17,545	17,545
1 East Bay CA Municipal Utility District Water
System Revenue TOB VRDO	0.080%	2/1/12	6,195	6,195
Kern County CA TRAN	3.000%	6/29/12	75,000	75,828
Livermore CA COP VRDO	0.060%	2/7/12 LOC	11,285	11,285
1 Los Angeles CA Department of Water & Power
Revenue TOB VRDO	0.070%	2/7/12 LOC	6,210	6,210
Los Angeles CA Harbor Department Revenue
CP	0.250%	2/13/12	30,000	30,000
Los Angeles CA TRAN	2.500%	2/29/12	12,930	12,952
Los Angeles CA TRAN	2.500%	4/30/12	36,000	36,190
Los Angeles County CA TRAN	2.500%	2/29/12	8,000	8,013
Los Angeles County CA TRAN	2.500%	3/30/12	20,000	20,068
Los Angeles County CA TRAN	2.500%	6/29/12	52,500	52,950
2 Metropolitan Water District of Southern
California Revenue PUT	0.080%	7/9/12	15,000	15,000
1 Metropolitan Water District of Southern
California Revenue TOB VRDO	0.180%	2/7/12	4,985	4,985
1 Nuveen California Select Quality Municipal Fund
VRDP VRDO	0.200%	2/7/12 LOC	26,000	26,000
1 Orange County CA Sanitation District COP TOB
VRDO	0.070%	2/7/12	15,000	15,000
Riverside County CA TRAN	2.000%	3/30/12	17,500	17,548
San Bernardino County CA TRAN	2.000%	6/29/12	25,000	25,175

San Diego County CA Regional Transportation
Authority Sales Tax Revenue VRDO	0.070%	2/7/12	18,245	18,245
1 San Francisco CA Bay Area Rapid Transit
District Sales Tax Revenue TOB VRDO	0.070%	2/7/12	2,600	2,600
San Francisco CA City & County International
Airport Revenue VRDO	0.050%	2/7/12 LOC	5,500	5,500
San Francisco CA City & County Unified School
District TRAN	2.000%	6/29/12	10,000	10,069
Sonoma-Marin Area Rail Transportation District
California Sales & Use Tax Revenue PUT	1.000%	1/10/13	15,000	15,030
1 University of California Revenue TOB VRDO	0.080%	2/7/12	14,000	14,000
Whittier CA Health Facility Revenue
(Presbyterian Intercommunity Hospital) VRDO	0.040%	2/7/12 LOC	9,600	9,600
				938,466
Colorado (3.0%)
1 Board of Governors of the Colorado State
University System Revenue TOB VRDO	0.070%	2/7/12 LOC	21,995	21,995
Castle Rock CO COP VRDO	0.140%	2/7/12 LOC	10,400	10,400
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.070%	2/1/12 LOC	8,980	8,980
Colorado Educational & Cultural Facilities
Authority Revenue (National Jewish
Federation Bond Program) VRDO	0.070%	2/1/12 LOC	7,815	7,815
Colorado Educational & Cultural Facilities
Authority Revenue (Nature Conservancy
Project) VRDO	0.070%	2/7/12	10,560	10,560
1 Colorado General Fund Revenue TOB VRDO	0.080%	2/1/12	42,250	42,250
Colorado Health Facilities Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) VRDO	0.050%	2/7/12 LOC	9,600	9,600
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.050%	2/7/12 LOC	5,830	5,830
Colorado Health Facilities Authority Revenue
(Evangelical Lutheran Good Samaritan
Society Project) VRDO	0.080%	2/7/12 LOC	2,400	2,400
1 Colorado Health Facilities Authority Revenue
(Sisters of Charity of Leavenworth Health
System) TOB VRDO	0.080%	2/7/12	6,770	6,770
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.080%	2/7/12	10,200	10,200
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.080%	2/7/12	59,510	59,510
Colorado Housing & Finance Authority Multi-
Family Mortgage Revenue VRDO	0.080%	2/7/12	31,595	31,595
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.060%	2/7/12 LOC	4,640	4,640
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	2/7/12	25,025	25,025
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	2/7/12	31,000	31,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	2/7/12 LOC	22,730	22,730
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.070%	2/7/12 LOC	17,250	17,250

Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.080%	2/7/12 LOC	10,700	10,700
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.090%	2/7/12	11,800	11,800
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.090%	2/7/12	12,500	12,500
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.090%	2/7/12	23,000	23,000
Colorado Housing & Finance Authority Single
Family Mortgage Revenue VRDO	0.090%	2/7/12	10,210	10,210
1 Colorado Regional Transportation District Sales
Tax Revenue (FasTracks Project) TOB VRDO	0.080%	2/7/12	20,630	20,630
1 Colorado Regional Transportation District Sales
Tax Revenue TOB VRDO	0.070%	2/7/12	11,390	11,390
Colorado Springs CO Utility System Revenue
VRDO	0.070%	2/7/12	12,800	12,800
1 Denver CO City & County Airport Revenue TOB
VRDO	0.110%	2/7/12 LOC	25,000	25,000
Denver CO Urban Renewal Authority Tax
Increment Revenue (Stapleton) VRDO	0.080%	2/7/12 LOC	14,045	14,045
1 El Paso CO COP TOB VRDO	0.070%	2/7/12 LOC	11,090	11,090
University of Colorado Hospital Authority
Revenue VRDO	0.070%	2/7/12 LOC	27,715	27,715
				519,430
Connecticut (0.2%)
1 Connecticut Health & Educational Facilities
Authority Revenue (Yale University) TOB
VRDO	0.060%	2/7/12	7,300	7,300
Connecticut Housing Finance Authority Revenue
Housing Mortgage Finance Program PUT	0.330%	11/15/12	8,245	8,245
Hartford CT BAN	2.000%	4/12/12	15,350	15,391
				30,936
Delaware (0.1%)
Delaware Economic Development Authority
Revenue (Archmere Academy Project) VRDO	0.070%	2/7/12 LOC	1,125	1,125
Delaware Health Facilities Authority Revenue
(Bayhealth Medical Center Project) VRDO	0.060%	2/7/12 LOC	4,740	4,740
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.130%	2/7/12	5,140	5,140
1 Delaware Housing Authority Single Family
Mortgage Revenue TOB VRDO	0.330%	2/7/12	2,905	2,905
				13,910
District of Columbia (1.6%)
1 District of Columbia COP TOB VRDO	0.070%	2/7/12 LOC	17,350	17,350
District of Columbia GO TOB VRDO	0.080%	2/1/12	20,000	20,000
1 District of Columbia GO TOB VRDO	0.070%	2/7/12 LOC	22,780	22,780
District of Columbia GO VRDO	0.060%	2/7/12 LOC	7,700	7,700
1 District of Columbia Income Tax Revenue TOB
VRDO	0.080%	2/7/12	9,995	9,995
District of Columbia Revenue (Henry J. Kaiser
Family Foundation) VRDO	0.070%	2/7/12	12,000	12,000
District of Columbia Revenue (The Pew
Charitable Trust) VRDO	0.060%	2/7/12 LOC	31,000	31,000
District of Columbia Revenue (Washington
Drama Society) VRDO	0.070%	2/7/12 LOC	12,000	12,000

District of Columbia Revenue (Wesley
Theological Seminary) VRDO	0.080%	2/7/12 LOC	4,800	4,800
District of Columbia Revenue (World Wildlife
Fund Inc.) VRDO	0.070%	2/7/12 LOC	10,600	10,600
District of Columbia TRAN	2.000%	9/28/12	100,000	101,126
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.070%	2/7/12 LOC	12,850	12,850
1 District of Columbia Water & Sewer Authority
Public Utility Revenue TOB VRDO	0.100%	2/7/12	11,865	11,865
				274,066
Florida (3.6%)
1 BlackRock MuniHoldings Investment Quality
Fund VRDP VRDO	0.280%	2/7/12 LOC	90,000	90,000
1 Broward County FL GO TOB VRDO	0.070%	2/7/12	8,165	8,165
1 Broward County FL School Board COP TOB
VRDO	0.070%	2/7/12 LOC	34,515	34,515
1 Broward County FL Water & Sewer Utility
Revenue TOB VRDO	0.080%	2/7/12	5,660	5,660
Florida Board of Education Capital Outlay GO	3.000%	6/1/12	23,485	23,685
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	2/7/12	12,000	12,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	2/7/12	12,800	12,800
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.070%	2/7/12	10,240	10,240
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.080%	2/7/12	3,995	3,995
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.080%	2/7/12	8,800	8,800
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.080%	2/7/12	5,680	5,680
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.080%	2/7/12	6,265	6,265
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.080%	2/7/12	9,000	9,000
1 Florida Board of Education Public Education
Capital Outlay GO TOB VRDO	0.140%	2/7/12	5,970	5,970
1 Florida Department of Management Services
COP TOB VRDO	0.080%	2/7/12	6,955	6,955
1 Florida Department Transportation Revenue
TOB VRDO	0.080%	2/7/12	8,225	8,225
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	2/7/12	7,240	7,240
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	2/7/12	4,895	4,895
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	2/7/12	2,605	2,605
1 Florida Housing Finance Corp. Homeowner
Mortgage Revenue TOB VRDO	0.130%	2/7/12	6,070	6,070
Florida Keys Aqueduct Authority Water Revenue
VRDO	0.060%	2/7/12 LOC	4,050	4,050
1 Florida Ports Financing Commission Revenue
TOB VRDO	0.430%	2/7/12	3,930	3,930
Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.050%	2/7/12 LOC	5,000	5,000

Highlands County FL Health Facilities Authority
Hospital Revenue (Adventist Health
System/Sunbelt Obligated Group) VRDO	0.060%	2/7/12 LOC	12,200	12,200
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.060%	2/7/12 LOC	9,890	9,890
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.060%	2/7/12 LOC	6,500	6,500
Highlands County FL Health Facilities Authority
Revenue (Adventist Health System/Sunbelt
Inc.) VRDO	0.070%	2/7/12 LOC	15,115	15,115
Jacksonville FL Electric Authority Electric
System Revenue CP	0.120%	3/1/12	18,750	18,750
Jacksonville FL Electric Authority Electric
System Revenue CP	0.100%	3/6/12	10,000	10,000
Jacksonville FL Electric Authority Electric
System Revenue VRDO	0.060%	2/7/12 LOC	17,310	17,310
Jacksonville FL Health Facilities Authority
Hospital Revenue (Baptist Medical Center
Project) VRDO	0.060%	2/7/12 LOC	5,090	5,090
1 Jacksonville FL US Government Guaranteed
Notes TOB VRDO	0.080%	2/7/12	3,900	3,900
1 Lee Memorial Health System Florida Hospital
Revenue TOB VRDO	0.070%	2/7/12 LOC	14,435	14,435
Lee Memorial Health System Florida Hospital
Revenue VRDO	0.070%	2/7/12 LOC	6,540	6,540
1 Miami-Dade County FL School Board COP TOB
VRDO	0.070%	2/7/12 LOC	16,095	16,095
1 Miami-Dade County FL School Board COP TOB
VRDO	0.090%	2/7/12 (13)	36,630	36,630
North Broward FL Hospital District Revenue
VRDO	0.050%	2/7/12 LOC	27,500	27,500
Orange County FL Health Facilities Authority
Hospital Revenue (Orlando Regional
Healthcare System) VRDO	0.070%	2/7/12 LOC	4,630	4,630
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.060%	2/7/12	4,050	4,050
Orange County FL Health Facilities Authority
Revenue (Nemours Foundation Project)
VRDO	0.060%	2/7/12	25,555	25,555
1 Orange County FL Housing Finance Authority
Homeowner Revenue (Multi-County Program)
TOB VRDO	0.130%	2/7/12	2,275	2,275
1 Orange County FL School Board COP TOB
VRDO	0.070%	2/7/12 LOC	35,005	35,005
1 Palm Beach County FL Public Improvement
Revenue TOB VRDO	0.070%	2/7/12	8,485	8,485
Palm Beach County FL Revenue (Children's
Home Society Project) VRDO	0.250%	2/7/12 LOC	11,745	11,745
Palm Beach County FL Revenue (Community
Foundation Palm Beach Project) VRDO	0.090%	2/7/12 LOC	5,700	5,700
1 Palm Beach County FL Water & Sewer Revenue
TOB VRDO	0.080%	2/7/12	5,535	5,535

Polk County FL Industrial Development Authority
Health Care Facilities Revenue (Winter Haven
Hospital Project) VRDO	0.060%	2/7/12 LOC	9,300	9,300
1 South Florida Water Management District COP
TOB VRDO	0.100%	2/7/12	9,800	9,800
1 South Florida Water Management District COP
TOB VRDO	0.140%	2/7/12	8,985	8,985
1 Tampa Bay FL Water Utility System Revenue
TOB VRDO	0.100%	2/7/12	4,505	4,505
West Orange FL Healthcare District Revenue
VRDO	0.060%	2/7/12 LOC	12,500	12,500
				633,770
Georgia (5.5%)
Atlanta GA Airport Revenue CP	0.190%	2/8/12 LOC	30,000	30,000
Atlanta GA Development Authority Revenue
(Georgia Aquarium Inc. Project) VRDO	0.060%	2/7/12 LOC	10,000	10,000
1 Augusta GA Water & Sewer Revenue TOB
VRDO	0.180%	2/7/12 (4)	7,645	7,645
Cobb County GA Water & Sewer Revenue	5.000%	7/1/12	1,535	1,565
DeKalb County GA Private Hospital Authority
(Children's Healthcare of Atlanta Inc. Project)	5.000%	11/15/12	1,000	1,035
1 DeKalb County GA Water & Sewer Revenue
TOB VRDO	0.070%	2/7/12 LOC	26,445	26,445
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.060%	2/7/12 LOC	31,250	31,250
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.060%	2/7/12 LOC	42,705	42,705
Floyd County GA Development Authority
Revenue (Berry College Project) VRDO	0.060%	2/7/12 LOC	14,350	14,350
Fulton County GA Development Authority
Revenue (Lovett School Project) VRDO	0.060%	2/7/12 LOC	25,100	25,100
1 Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
TOB VRDO	0.080%	2/7/12	22,835	22,835
Fulton County GA Development Authority
Revenue (Piedmont Healthcare Inc. Project)
VRDO	0.060%	2/7/12 LOC	69,415	69,415
Fulton County GA Development Authority
Revenue (Robert A. Woodruff Arts Center)
VRDO	0.060%	2/7/12 LOC	22,000	22,000
Fulton County GA Development Authority
Revenue (Shepherd Center Inc. Project)
VRDO	0.060%	2/7/12 LOC	37,000	37,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.060%	2/7/12 LOC	32,000	32,000
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.060%	2/7/12 LOC	20,595	20,595
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.060%	2/7/12 LOC	8,600	8,600
Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.060%	2/7/12 LOC	3,400	3,400

Fulton County GA Development Authority
Revenue (Woodward Academy Project)
VRDO	0.060%	2/7/12 LOC	13,000	13,000
1 Gainesville GA Redevelopment Authority
Revenue (Brenau University Inc. Project)
VRDO	0.070%	2/7/12 LOC	10,300	10,300
Georgia GO	5.750%	3/1/12	20,460	20,553
Georgia GO	5.000%	5/1/12 (Prere.)	3,500	3,541
Georgia GO	5.000%	7/1/12	2,265	2,310
Georgia GO	5.000%	8/1/12	2,125	2,175
Georgia GO	5.000%	10/1/12	9,000	9,284
1 Georgia GO TOB VRDO	0.070%	2/7/12	9,810	9,810
1 Georgia GO TOB VRDO	0.140%	2/7/12	5,000	5,000
Georgia Ports Authority Revenue (Garden City
Terminal Project) VRDO	0.080%	2/7/12 LOC	3,770	3,770
Gwinnett County GA Development Authority
Revenue (Nilhan Hospitality LLC) VRDO	0.050%	2/7/12 LOC	7,000	7,000
Gwinnett County GA Hospital Authority
(Gwinnett Hospital System Inc. Project ) RAN
VRDO	0.060%	2/7/12 LOC	45,610	45,610
Gwinnett County GA School District GO	5.000%	2/1/12	9,990	9,990
1 Gwinnett County GA School District GO TOB
VRDO	0.070%	2/7/12	12,225	12,225
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.060%	2/7/12 LOC	15,075	15,075
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.060%	2/7/12 LOC	43,350	43,350
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.080%	2/7/12 LOC	5,500	5,500
Macon-Bibb County GA Hospital Authority
Revenue (Medical Center of Central Georgia)
VRDO	0.080%	2/7/12 LOC	15,300	15,300
Main Street Natural Gas Inc. Georgia Gas
Project Revenue VRDO	0.080%	2/7/12	89,900	89,900
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue CP	0.200%	2/9/12	41,600	41,600
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue CP	0.200%	2/9/12	9,400	9,400
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue CP	0.180%	2/14/12	29,700	29,700
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue CP	0.180%	3/7/12	20,000	20,000
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue CP	0.180%	3/14/12	33,000	33,000
Metropolitan Atlanta GA Rapid Transportation
Authority Georgia Sales Tax Revenue VRDO	0.060%	2/7/12 LOC	37,000	37,000
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.070%	2/7/12	15,240	15,240
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.080%	2/7/12	5,630	5,630

1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.080%	2/7/12	5,805	5,805
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.080%	2/7/12	9,745	9,745
1 Private Colleges & University Authority of
Georgia Revenue (Emory University) TOB
VRDO	0.080%	2/7/12	3,700	3,700
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.070%	2/7/12 LOC	2,550	2,550
Thomasville GA Hospital Revenue (John D.
Archbold Memorial Hospital Inc. Project)
VRDO	0.070%	2/7/12 LOC	3,700	3,700
				946,703
Hawaii (0.6%)
1 Hawaii GO TOB VRDO	0.080%	2/7/12	11,245	11,245
1 Hawaii Harbor System Revenue TOB VRDO	0.080%	2/7/12 LOC	14,620	14,620
1 Hawaii Housing Finance & Development
Revenue TOB VRDO	0.080%	2/7/12 LOC	12,510	12,510
1 Honolulu HI City & County Board Water Supply
Water System Revenue TOB VRDO	0.070%	2/7/12 LOC	7,000	7,000
1 Honolulu HI City & County GO TOB VRDO	0.130%	2/7/12	7,715	7,715
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.070%	2/7/12 LOC	16,260	16,260
1 Honolulu HI City & County Wastewater System
Revenue TOB VRDO	0.080%	2/7/12	5,670	5,670
1 University of Hawaii Revenue TOB VRDO	0.070%	2/7/12 LOC	12,830	12,830
1 University of Hawaii Revenue TOB VRDO	0.090%	2/7/12 (13)	19,800	19,800
				107,650
Idaho (1.6%)
Idaho Housing & Finance Association Nonprofit
Facilities Revenue (College of Idaho Project)
VRDO	0.070%	2/7/12 LOC	6,060	6,060
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	2/7/12 LOC	8,670	8,670
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	2/7/12 LOC	5,985	5,985
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.070%	2/7/12 LOC	12,910	12,910
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	7,100	7,100
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	4,460	4,460
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	8,910	8,910
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	6,625	6,625
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	4,600	4,600
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	9,205	9,205
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	7,265	7,265

Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	9,420	9,420
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	7,570	7,570
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	7,850	7,850
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	10,330	10,330
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	12,270	12,270
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	12,905	12,905
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	13,465	13,465
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	5,500	5,500
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	11,000	11,000
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	9,445	9,445
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	12,390	12,390
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	11,735	11,735
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	5,400	5,400
Idaho Housing & Finance Association Single
Family Mortgage Revenue VRDO	0.150%	2/7/12	11,580	11,580
Idaho TAN	2.000%	6/29/12	50,000	50,353
				273,003
Illinois (4.4%)
Bartlett IL Special Service Area No. 1 (Bluff City
LLC) GO VRDO	0.090%	2/7/12 LOC	11,080	11,080
Channahon IL Revenue (Morris Hospital) VRDO	0.070%	2/7/12 LOC	5,105	5,105
Channahon IL Revenue (Morris Hospital) VRDO	0.070%	2/7/12 LOC	4,060	4,060
Chicago IL Board of Education GO VRDO	0.040%	2/7/12 LOC	5,900	5,900
Chicago IL Board of Education GO VRDO	0.060%	2/7/12 LOC	17,400	17,400
Chicago IL Board of Education GO VRDO	0.080%	2/7/12 LOC	20,700	20,700
1 Chicago IL GO TOB VRDO	0.080%	2/7/12	12,150	12,150
1 Chicago IL GO TOB VRDO	0.110%	2/7/12	6,000	6,000
1 Chicago IL GO TOB VRDO	0.140%	2/7/12	5,500	5,500
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.070%	2/7/12	5,000	5,000
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.070%	2/7/12	18,785	18,785
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.080%	2/7/12	6,265	6,265
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.080%	2/7/12	12,000	12,000
1 Chicago IL Metropolitan Water Reclamation
District GO TOB VRDO	0.140%	2/7/12	15,485	15,485
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.070%	2/7/12 LOC	29,530	29,530
1 Chicago IL O'Hare International Airport Revenue
TOB VRDO	0.080%	2/7/12	10,150	10,150
1 Chicago IL Water Revenue TOB VRDO	0.180%	2/7/12 (4)	17,870	17,870
Chicago IL Water Revenue VRDO	0.100%	2/7/12 LOC	19,575	19,575

Chicago IL Water Revenue VRDO	0.100%	2/7/12 LOC	5,285	5,285
1 Cook County IL GO TOB VRDO	0.100%	2/7/12	7,460	7,460
Illinois Educational Facilities Authority Revenue
(ACI/Cultural Pooled Financing Program)
VRDO	0.070%	2/7/12 LOC	2,500	2,500
Illinois Educational Facilities Authority Revenue
(Columbia College Chicago) VRDO	0.060%	2/7/12 LOC	14,900	14,900
Illinois Educational Facilities Authority Revenue
(University of Chicago) PUT	0.441%	5/3/12	15,000	15,000
1 Illinois Educational Facilities Authority Revenue
(University of Chicago) TOB VRDO	0.140%	2/7/12	9,185	9,185
Illinois Finance Authority Industrial Development
Revenue (Gusto Packing Co. Inc. Project)
Revenue VRDO	0.350%	2/7/12 LOC	6,175	6,175
Illinois Finance Authority Revenue (Advocate
Health Care Network) VRDO	0.060%	2/7/12	29,605	29,605
Illinois Finance Authority Revenue (Advocate
Health Care) PUT	0.480%	2/1/12	11,500	11,500
2 Illinois Finance Authority Revenue (Advocate
Health Care) PUT	0.200%	8/28/12	11,500	11,500
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.080%	2/7/12	26,810	26,810
1 Illinois Finance Authority Revenue (Advocate
Health Care) TOB VRDO	0.080%	2/7/12	26,955	26,955
Illinois Finance Authority Revenue (Bradley
University) VRDO	0.060%	2/7/12 LOC	3,750	3,750
1 Illinois Finance Authority Revenue (Central
DuPage Health) TOB VRDO	0.080%	2/7/12	8,750	8,750
Illinois Finance Authority Revenue (Chicago
Horticulture Project) VRDO	0.090%	2/7/12 LOC	12,000	12,000
1 Illinois Finance Authority Revenue (Chicago
University) TOB VRDO	0.130%	2/7/12	13,330	13,330
Illinois Finance Authority Revenue (Evangelical
Project) VRDO	0.080%	2/7/12 LOC	4,925	4,925
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.170%	2/6/12	15,710	15,710
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.180%	2/22/12	27,970	27,970
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.120%	4/5/12	25,485	25,485
Illinois Finance Authority Revenue (Hospital
Sister Services Inc.) CP	0.150%	6/1/12	29,985	29,985
Illinois Finance Authority Revenue (Institute of
Chicago) VRDO	0.060%	2/7/12 LOC	4,175	4,175
Illinois Finance Authority Revenue (Methodist
Medical Center) VRDO	0.060%	2/7/12 LOC	11,500	11,500
1 Illinois Finance Authority Revenue (Northshore
University Health System) TOB VRDO	0.080%	2/7/12	4,375	4,375
Illinois Finance Authority Revenue (Northwest
Community Hospital) VRDO	0.080%	2/7/12 LOC	5,350	5,350
1 Illinois Finance Authority Revenue
(Northwestern Memorial Hospital) TOB VRDO	0.080%	2/7/12	6,000	6,000
1 Illinois Finance Authority Revenue
(Northwestern University) TOB VRDO	0.070%	2/7/12	8,165	8,165
Illinois Finance Authority Revenue (Rush
University Medical Center) VRDO	0.060%	2/7/12 LOC	5,000	5,000

Illinois Finance Authority Revenue (Trinity
International University) VRDO	0.090%	2/7/12 LOC	12,870	12,870
Illinois Finance Authority Revenue (University of
Chicago Medical Center) VRDO	0.070%	2/1/12 LOC	2,715	2,715
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.070%	2/7/12	20,500	20,500
1 Illinois Finance Authority Revenue (University of
Chicago) TOB VRDO	0.080%	2/7/12	3,000	3,000
Illinois Finance Authority Revenue (University of
Chicago) VRDO	0.050%	2/7/12	4,669	4,669
Illinois Finance Authority Revenue (YMCA
Metropolitan Chicago Project) VRDO	0.060%	2/7/12 LOC	4,200	4,200
Illinois Health Facilities Authority Revenue
(Advocate Health Care Network) PUT	0.450%	3/28/12	9,235	9,235
Illinois Health Facilities Authority Revenue
(Elmhurst Memorial Hospital) VRDO	0.060%	2/7/12 LOC	8,600	8,600
Illinois Regional Transportation Authority
Revenue	5.375%	6/1/12 (Prere.)	7,730	7,938
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.080%	2/7/12 (13)	11,285	11,285
1 Illinois Regional Transportation Authority
Revenue TOB VRDO	0.080%	2/7/12	6,040	6,040
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.080%	2/7/12	5,330	5,330
1 Illinois Toll Highway Authority Toll Highway
Revenue TOB VRDO	0.080%	2/7/12	14,430	14,430
Illinois Toll Highway Authority Toll Highway
Revenue VRDO	0.060%	2/7/12 LOC	20,000	20,000
1 Lake, Cook, Kane, & McHenry Counties IL
Community Unified School District GO TOB
VRDO	0.080%	2/7/12	10,355	10,355
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.080%	2/7/12	9,205	9,205
1 Metropolitan Pier & Exposition Authority Illinois
Dedicated Sales Tax Revenue TOB VRDO	0.130%	2/7/12	12,640	12,640
1 Schaumburg IL GO TOB VRDO	0.080%	2/7/12 (13)	11,330	11,330
1 Southern Illinois University Revenue TOB VRDO	0.070%	2/7/12 LOC	11,405	11,405
				761,647
Indiana (1.9%)
Indiana Bond Bank Revenue Interim Advance
Funding Program TAN	1.250%	1/3/13	19,150	19,308
1 Indiana Finance Authority Hospital Revenue
(Indiana University) TOB VRDO	0.080%	2/7/12 LOC	10,000	10,000
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.040%	2/7/12 LOC	6,525	6,525
Indiana Finance Authority Hospital Revenue
(Indiana University) VRDO	0.060%	2/7/12 LOC	18,000	18,000
Indiana Finance Authority Revenue (Columbus
Regional Hospital) VRDO	0.080%	2/7/12 LOC	6,700	6,700
Indiana Finance Authority Revenue (DePauw
University Project) VRDO	0.070%	2/7/12 LOC	36,890	36,890
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.080%	2/1/12	57,000	57,000
1 Indiana Finance Authority Revenue (Lease
Appropriation) TOB VRDO	0.080%	2/7/12	4,615	4,615
Indiana Finance Authority Revenue (Lease
Appropriation) VRDO	0.040%	2/7/12	12,000	12,000

1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.090%	2/7/12	5,850	5,850
1 Indiana Health & Educational Facility Financing
Authority Health System Revenue (Sisters of
St. Francis Health Services Inc.) TOB VRDO	0.100%	2/7/12	3,300	3,300
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	2/1/12	3,820	3,820
1 Indiana Health & Educational Facility Financing
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.080%	2/7/12	19,275	19,275
1 Indiana Health Facility Financing Authority
Hospital Revenue (Community Hospital
Project) TOB VRDO	0.070%	2/7/12 LOC	6,420	6,420
Indiana Health Facility Financing Authority
Revenue (Ascension Health Credit Group)
VRDO	0.060%	2/7/12	13,000	13,000
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.090%	2/7/12	47,080	47,080
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.130%	2/7/12	1,520	1,520
1 Indiana Housing & Community Development
Authority Single Family Mortgage Revenue
TOB VRDO	0.210%	2/7/12	3,385	3,385
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.100%	2/7/12	3,500	3,500
1 Indianapolis IN Local Public Improvement Bond
Bank Revenue (PILOT Infrastructure Project)
TOB VRDO	0.100%	2/7/12	11,775	11,775
Lawrenceburg IN Pollution Control Revenue
VRDO	0.050%	2/7/12 LOC	5,500	5,500
1 Wayne Township Marion County IN School
Building Corp. Mortgage Revenue TOB VRDO	0.070%	2/7/12 LOC	30,445	30,445
				325,908
Iowa (0.1%)
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.130%	2/7/12	10,640	10,640
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.130%	2/7/12	8,830	8,830
Iowa Finance Authority Single Family Mortgage
Revenue VRDO	0.130%	2/7/12	2,900	2,900
Polk County IA GO	5.000%	6/1/12 (Prere.)	4,070	4,134
				26,504
Kansas (0.8%)
1 Kansas Department of Transportation Highway
Revenue TOB VRDO	0.070%	2/7/12	6,185	6,185
1 Kansas Development Finance Authority Hospital
Revenue (Adventist Health System/Sunbelt
Obligated Group) TOB VRDO	0.140%	2/7/12	8,285	8,285
Sedgwick County KS Airport Facility Revenue
(FlightSafety International Inc. Project) VRDO	0.120%	2/7/12	34,000	34,000
Wichita Kansas GO Airport Renewal BAN	0.700%	2/9/12	3,085	3,085

1 Wichita KS GO TOB VRDO	0.080%	2/1/12	46,800	46,800
3 Wichita KS Renewal & Improvement Temporary
Notes	0.250%	2/7/13	37,995	37,996
				136,351
Kentucky (0.9%)
Boyle County KY Hospital Revenue (Ephraim
McDowell Health Project) VRDO	0.060%	2/7/12 LOC	11,820	11,820
Jeffersontown KY Lease Program Revenue
(Kentucky League of Cities Funding Trust)
VRDO	0.070%	2/7/12 LOC	2,400	2,400
Kentucky Economic Development Finance
Authority Hospital Revenue (Baptist
Healthcare System Obligated Group) VRDO	0.050%	2/7/12 LOC	12,000	12,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.080%	2/7/12 LOC	5,000	5,000
Kentucky Economic Development Finance
Authority Medical Center Revenue (King's
Daughters Medical Center Project) VRDO	0.080%	2/7/12 LOC	35,000	35,000
1 Kentucky Higher Education Student Loan Corp.
Student Loan Revenue TOB VRDO	0.080%	2/7/12 LOC	11,995	11,995
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.130%	2/7/12	7,795	7,795
1 Kentucky Housing Corp. Housing Revenue TOB
VRDO	0.140%	2/7/12	2,660	2,660
Kentucky Housing Corp. Housing Revenue
VRDO	0.510%	2/7/12	5,770	5,770
Kentucky Housing Corp. Housing Revenue
VRDO	0.510%	2/7/12	4,750	4,750
2 Kentucky State Economic Development Finance
Authority Revenue (Catholic Health Initiative)
PUT	0.180%	8/28/12	10,000	10,000
2 Kentucky State Economic Development Finance
Authority Revenue (Catholic Health Initiative)
PUT	0.180%	8/28/12	10,000	10,000
1 Kentucky Turnpike Authority Economic
Development Road Revenue (Revitalization
Project) TOB VRDO	0.070%	2/7/12	10,345	10,345
1 Lexington-Fayette Urban County Airport Board
Kentucky General Airport Revenue TOB
VRDO	0.080%	2/7/12	4,660	4,660
1 Louisville & Jefferson County KY Metropolitan
Government Parking Revenue TOB VRDO	0.080%	2/7/12	6,125	6,125
Richmond KY League of Cities Funding Lease
Program Revenue VRDO	0.070%	2/7/12 LOC	7,200	7,200
Warren County KY Revenue (Western Kentucky
University Student Life Foundation Inc.
Project) VRDO	0.080%	2/7/12 LOC	3,650	3,650
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.070%	2/7/12 LOC	3,630	3,630
Williamstown KY League of Cities Funding Trust
Lease Revenue VRDO	0.070%	2/7/12 LOC	4,500	4,500
				159,300

Louisiana (0.8%)
Ascension Parish LA Industrial Development
Board Revenue (IMTT-Geismar Project)
VRDO	0.060%	2/7/12 LOC	17,000	17,000
Louisiana Public Facilities Authority Revenue
(CHRISTUS Health) VRDO	0.060%	2/7/12 LOC	12,000	12,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.060%	2/7/12 LOC	30,000	30,000
Louisiana Public Facilities Authority Revenue
(International-Matex Tank Terminals Project)
VRDO	0.060%	2/7/12 LOC	34,000	34,000
Louisiana Public Facilities Authority Revenue
(Tiger Athletic Foundation Project) VRDO	0.080%	2/7/12 LOC	20,355	20,355
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.080%	2/7/12 LOC	12,500	12,500
St. James Parish LA Revenue (Nustar Logistics
LP Project) VRDO	0.080%	2/7/12 LOC	17,500	17,500
				143,355
Maine (0.4%)
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	2/7/12 LOC	21,700	21,700
Maine Health & Higher Educational Facilities
Authority Revenue VRDO	0.080%	2/7/12 LOC	4,600	4,600
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.130%	2/7/12	3,720	3,720
1 Maine Housing Authority Mortgage Revenue
TOB VRDO	0.140%	2/7/12	5,510	5,510
Maine Housing Authority Mortgage Revenue
VRDO	0.120%	2/7/12	9,000	9,000
Maine Housing Authority Mortgage Revenue
VRDO	0.120%	2/7/12	20,000	20,000
Maine Municipal Bond Bank Revenue	5.200%	11/1/12 (Prere.)	1,000	1,036
				65,566
Maryland (2.4%)
Baltimore County MD BAN	2.500%	12/17/12	47,000	47,926
Baltimore County MD BAN	2.500%	12/17/12	110,000	112,171
1 Baltimore County MD GO TOB VRDO	0.080%	2/7/12	7,115	7,115
Baltimore MD Consolidated Public Improvement
GO	5.000%	2/1/12	1,000	1,000
Frederick County MD GO	3.000%	12/1/12	2,335	2,386
Howard County MD GO	4.000%	2/15/12	1,010	1,011
Howard County MD GO	5.000%	2/15/12	1,900	1,903
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.130%	2/7/12	5,095	5,095
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.140%	2/7/12	4,245	4,245
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.140%	2/7/12	8,250	8,250
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.140%	2/7/12	6,325	6,325
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.140%	2/7/12	7,520	7,520
1 Maryland Department of Housing & Community
Development Revenue TOB VRDO	0.140%	2/7/12	4,430	4,430
Maryland GO	5.250%	2/15/12	2,000	2,004

Maryland GO	5.000%	8/1/12	5,250	5,374
Maryland GO	5.250%	8/15/12	12,200	12,528
1 Maryland GO TOB VRDO	0.140%	2/7/12	4,750	4,750
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Health
System Obligated Group) CP	0.120%	2/1/12	10,620	10,620
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins Hospital)
VRDO	0.060%	2/7/12 LOC	8,100	8,100
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
CP	0.180%	2/6/12	42,555	42,555
1 Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
TOB VRDO	0.070%	2/7/12	7,645	7,645
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.050%	2/7/12	12,500	12,500
Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University)
VRDO	0.060%	2/7/12 LOC	4,800	4,800
Maryland Health & Higher Educational Facilities
Authority Revenue (Suburban Hospital) VRDO	0.060%	2/7/12 LOC	9,560	9,560
Maryland Health & Higher Educational Facilities
Authority Revenue (University of Maryland
Medical System) VRDO	0.060%	2/7/12 LOC	5,000	5,000
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.070%	2/7/12	15,410	15,410
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.080%	2/7/12	8,800	8,800
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.090%	2/7/12	13,860	13,860
1 Maryland Transportation Authority Facilities
Projects Revenue TOB VRDO	0.180%	2/7/12	9,000	9,000
Maryland Transportation Authority Passenger
Facility Charge Revenue (BWI Airport) VRDO	0.060%	2/7/12 LOC	12,350	12,350
Montgomery County MD Housing Opportunities
Commission Multifamily Housing Revenue
(Canterbury Apartments) VRDO	0.060%	2/7/12 LOC	5,065	5,065
University of Maryland Auxiliary Facility & Tuition
Revenue	3.000%	4/1/12	3,880	3,897
1 Washington Suburban Sanitation District
Maryland GO TOB VRDO	0.080%	2/7/12	9,155	9,155
				412,350
Massachusetts (3.5%)
Boston MA Convention Center Revenue	5.000%	5/1/12 (Prere.)	4,975	5,034
Boston MA GO	5.000%	2/1/12 (Prere.)	3,765	3,765
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.070%	2/7/12	5,400	5,400
Massachusetts Development Finance Agency
Revenue (Cushing Academy Issue) VRDO	0.070%	2/7/12 LOC	11,795	11,795
Massachusetts Development Finance Agency
Revenue (Fay School) VRDO	0.070%	2/7/12 LOC	10,800	10,800
Massachusetts Development Finance Agency
Revenue (Shady Hill) VRDO	0.070%	2/7/12 LOC	9,345	9,345

Massachusetts Development Finance Agency
Revenue (Wentworth Institute of Technology)
VRDO	0.070%	2/7/12 LOC	16,200	16,200
Massachusetts GO	0.320%	2/2/12	5,000	5,001
Massachusetts GO	2.000%	4/26/12	110,000	110,472
Massachusetts GO	2.000%	5/31/12	120,000	120,723
1 Massachusetts GO TOB VRDO	0.070%	2/7/12	13,545	13,545
1 Massachusetts GO TOB VRDO	0.080%	2/7/12	6,665	6,665
1 Massachusetts GO TOB VRDO	0.080%	2/7/12	3,750	3,750
1 Massachusetts GO TOB VRDO	0.080%	2/7/12	1,850	1,850
1 Massachusetts GO TOB VRDO	0.080%	2/7/12	23,935	23,935
1 Massachusetts GO TOB VRDO	0.080%	2/7/12	15,000	15,000
1 Massachusetts GO TOB VRDO	0.080%	2/7/12	23,485	23,485
1 Massachusetts GO TOB VRDO	0.140%	2/7/12	9,475	9,475
1 Massachusetts GO TOB VRDO	0.140%	2/7/12	21,410	21,410
1 Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) TOB
VRDO	0.070%	2/1/12	3,100	3,100
Massachusetts Health & Educational Facilities
Authority Revenue (New England Medical
Center Hospital)	5.375%	5/15/12 (Prere.)	3,000	3,042
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.080%	2/7/12	10,000	10,000
Massachusetts Health & Educational Facilities
Authority Revenue (Pool Loan Program)
VRDO	0.050%	2/7/12 LOC	25,600	25,600
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.130%	2/7/12	10,635	10,635
1 Massachusetts Housing Finance Agency
Multifamily Housing Revenue TOB VRDO	0.140%	2/7/12	5,515	5,515
1 Massachusetts Housing Finance Agency Single
Family Housing Revenue TOB VRDO	0.080%	2/7/12	8,540	8,540
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.080%	2/7/12	3,070	3,070
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.080%	2/7/12	5,000	5,000
1 Massachusetts School Building Authority
Dedicated Sales Tax Revenue TOB VRDO	0.080%	2/7/12	14,865	14,865
1 Massachusetts Water Pollution Abatement Trust
Revenue TOB VRDO	0.080%	2/7/12	3,240	3,240
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.080%	2/7/12	8,205	8,205
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.080%	2/7/12	7,300	7,300
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.080%	2/7/12	15,590	15,590
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.080%	2/7/12	5,000	5,000
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.140%	2/7/12 (4)	7,500	7,500
1 Massachusetts Water Resources Authority
Revenue TOB VRDO	0.180%	2/7/12	6,650	6,650
Massachusetts Water Resources Authority
Revenue VRDO	0.050%	2/7/12	28,000	28,000
Massachusetts Water Resources Authority
Revenue VRDO	0.070%	2/7/12	785	785

2 University of Massachusetts Building Authority
Revenue PUT	0.170%	8/28/12	13,800	13,800
				603,087
Michigan (3.5%)
1 BlackRock MuniYield Michigan Quality Fund II,
Inc. VRDP VRDO	0.220%	2/7/12 LOC	15,400	15,400
1 BlackRock MuniYield Michigan Quality Fund,
Inc. VRDP VRDO	0.220%	2/7/12 LOC	21,000	21,000
Kent Hospital MI Finance Authority Revenue
(Spectrum Health) VRDO	0.050%	2/7/12 LOC	30,000	30,000
1 Lansing MI Board of Water & Light Utility
System Revenue TOB VRDO	0.080%	2/7/12 LOC	6,000	6,000
Michigan Finance Authority State Aid RAN	2.000%	8/20/12	50,000	50,382
Michigan Finance Authority State Aid RAN	2.000%	8/20/12 LOC	57,560	58,096
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.110%	2/7/12 LOC	66,995	66,995
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.110%	2/7/12 LOC	67,945	67,945
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.110%	2/7/12 LOC	36,545	36,545
1 Michigan Higher Education Student Loan
Authority Revenue TOB VRDO	0.110%	2/7/12 LOC	59,245	59,245
Michigan Hospital Finance Authority Revenue
(Holland Community Hospital) VRDO	0.080%	2/7/12 LOC	6,700	6,700
Michigan Hospital Finance Authority Revenue
(Trinity Health) CP	0.180%	2/13/12	4,600	4,600
Michigan Hospital Finance Authority Revenue
(Trinity Health) VRDO	0.030%	2/7/12	10,000	10,000
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.090%	2/7/12	7,320	7,320
Michigan Housing Development Authority
Revenue (Rental Housing) VRDO	0.090%	2/7/12	10,865	10,865
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.070%	2/7/12 LOC	23,220	23,220
Michigan Housing Development Authority Single
Family Mortgage Revenue VRDO	0.090%	2/7/12 LOC	18,900	18,900
1 Michigan Municipal Bond Authority Revenue
(State Clean Water Revolving Fund) TOB
VRDO	0.080%	2/7/12	3,845	3,845
Michigan Municipal Bond Authority State
Revolving Fund	5.375%	10/1/12 (Prere.)	5,875	6,075
1 Michigan State University Board of Trustees
General Revenue TOB VRDO	0.080%	2/7/12	9,855	9,855
Michigan State University Revenue CP	0.130%	2/13/12	8,625	8,625
Michigan State University Revenue CP	0.110%	4/4/12	18,250	18,250
Oakland County MI Economic Development
Corp. Revenue (Cranbrook Educational
Community Project) VRDO	0.070%	2/7/12 LOC	16,215	16,215
Oakland University of Michigan Revenue VRDO	0.080%	2/7/12 LOC	29,680	29,680
Regents of the University of Michigan CP	0.080%	2/7/12	18,000	18,000
University of Michigan Hospital Medical Service
Plan Revenue VRDO	0.050%	2/7/12	1,050	1,050
1 Wayne State University Michigan Revenue TOB
VRDO	0.100%	2/7/12	5,295	5,295

1	Wayne State University Michigan Revenue TOB
	VRDO	0.180%	2/7/12	5,000	5,000
					615,103
Minnesota (2.3%)
1	Hennepin County MN Sales Tax Revenue TOB
	VRDO	0.080%	2/7/12	23,640	23,640
[1,2] Minneapolis MN Health Care System Revenue
	(Fairview Health Services) TOB PUT	0.150%	4/2/12 LOC	20,000	20,000
	Minnesota GO	2.000%	10/1/12	27,350	27,667
	Minnesota GO	3.000%	10/1/12	16,000	16,292
	Minnesota GO	5.250%	11/1/12 (Prere.)	1,005	1,042
1	Minnesota GO TOB VRDO	0.080%	2/7/12	9,415	9,415
1	Minnesota GO TOB VRDO	0.080%	2/7/12	3,510	3,510
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.100%	2/7/12	11,135	11,135
	Minnesota Housing Finance Agency Residential
	Housing Revenue VRDO	0.100%	2/7/12	19,000	19,000
	Minnesota Public Facilities Authority Revenue
	(State Revolving Fund)	5.000%	3/1/12	1,000	1,004
	Minnesota Public Facilities Authority Water
	Pollution Control Revenue	5.000%	3/1/12 (Prere.)	1,000	1,004
	Minnesota School District TRAN	2.000%	9/9/12	38,000	38,395
	Minnesota School District TRAN	2.000%	9/11/12	12,000	12,127
	Rochester MN Healthcare Facilities Revenue
	(Mayo Foundation) CP	0.170%	3/6/12	22,000	22,000
	Rochester MN Healthcare Facilities Revenue
	(Mayo Foundation) CP	0.110%	3/29/12	100,000	100,000
	University of Minnesota Revenue CP	0.150%	2/1/12	1,500	1,500
	University of Minnesota Revenue CP	0.180%	2/1/12	1,000	1,000
	University of Minnesota Revenue CP	0.200%	2/1/12	16,250	16,250
	University of Minnesota Revenue CP	0.080%	2/7/12	17,500	17,500
	University of Minnesota Revenue CP	0.130%	2/13/12	22,315	22,315
	University of Minnesota Revenue CP	0.130%	2/14/12	30,150	30,150
					394,946
Mississippi (0.2%)
	Mississippi Business Finance Corp. Revenue
	(Hattiesburg Project) VRDO	0.080%	2/7/12 LOC	7,800	7,800
	Mississippi Business Finance Corp. Revenue
	(Renaissance at Colony Park LLC Project)
	VRDO	0.080%	2/7/12 LOC	16,605	16,605
1	Mississippi Development Bank Special
	Obligation Revenue (Capital City Convention
	Center Project) TOB VRDO	0.070%	2/7/12 LOC	5,000	5,000
	Mississippi Hospital Equipment & Facilities
	Authority Revenue (North Mississippi Health
	Services) VRDO	0.060%	2/7/12	8,000	8,000
					37,405
Missouri (1.1%)
1	Columbia MO Special Obligation Electrical
	Improvement Revenue TOB VRDO	0.070%	2/7/12 LOC	16,590	16,590
	Kansas City MO GO	2.500%	2/1/12	1,955	1,955
	Missouri Development Finance Board (Missouri
	Association of Municipal Utilities Lease
	Financing Program) CP	0.100%	2/28/12 LOC	28,984	28,984

Missouri Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) VRDO	0.060%	2/7/12	8,000	8,000
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.070%	2/7/12	13,930	13,930
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.080%	2/7/12	7,300	7,300
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.080%	2/7/12	5,570	5,570
1 Missouri Health & Educational Facilities
Authority Revenue (Washington University)
TOB VRDO	0.080%	2/7/12	11,300	11,300
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.070%	2/7/12	25,360	25,360
1 Missouri Highways & Transportation
Commission Revenue (State Road) TOB
VRDO	0.140%	2/7/12	18,295	18,295
St. Charles County MO Public Water Supply
District No.2 Revenue VRDO	0.060%	2/7/12 LOC	5,500	5,500
St. Joseph MO Industrial Development Authority
Health Facilities Revenue (Heartland Regional
Medical Center) VRDO	0.060%	2/7/12 LOC	10,460	10,460
St. Louis County MO Special Obligation TAN	0.750%	8/1/12	22,080	22,095
St. Louis MO General Fund TRAN	2.000%	6/29/12	10,000	10,066
				185,405
Montana (0.1%)
Montana Board of Investments Revenue
(INTERCAP Revolving Program) PUT	0.480%	3/1/12	14,560	14,560

Multiple States (5.2%)
1 BlackRock MuniEnhanced Fund, Inc. VRDP
VRDO	0.220%	2/7/12 LOC	30,000	30,000
1 BlackRock MuniYield Quality Fund III, Inc.
VRDP VRDO	0.220%	2/7/12 LOC	48,500	48,500
Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.130%	2/7/12 LOC	38,055	38,055
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.130%	2/7/12 LOC	289,625	289,625
1 Federal Home Loan Mortgage Corp. Multifamily
Housing Revenue TOB VRDO	0.130%	2/7/12 LOC	18,975	18,975
1 Nuveen Insured Municipal Opportunity Fund
VRDP VRDO	0.220%	2/7/12 LOC	150,000	150,000
1 Nuveen Municipal Advantage Fund VRDP
VRDO	0.210%	2/7/12 LOC	34,100	34,100
1 Nuveen Premier Insured Municipal Income
Fund, Inc. VRDP VRDO	0.220%	2/7/12 LOC	24,000	24,000
1 Nuveen Premium Income Municipal Fund 4
VRDP VRDO	0.210%	2/7/12 LOC	170,000	170,000
1 Nuveen Quality Income Municipal Fund Inc
VRDP VRDO	0.210%	2/7/12 LOC	100,000	100,000
				903,255

Nebraska (1.4%)
Central Plains Energy Project Nebraska Gas
Project Revenue (Project No. 2) VRDO	0.080%	2/7/12	89,135	89,135
1 Nebraska Investment Finance Authority
Multifamily Housing Revenue (Riverbend
Apartments Project) VRDO	0.100%	2/7/12 LOC	6,000	6,000
1 Nebraska Investment Finance Authority Single
Family Housing Revenue TOB VRDO	0.130%	2/7/12	1,410	1,410
Nebraska Investment Finance Authority Single
Family Housing Revenue VRDO	0.060%	2/7/12	44,535	44,535
1 Nebraska Public Power District Revenue TOB
VRDO	0.090%	2/7/12 (13)	15,995	15,995
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.070%	2/7/12	10,115	10,115
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.080%	2/7/12 (13)	9,810	9,810
1 Omaha NE Public Power District Electric
Revenue TOB VRDO	0.080%	2/7/12	6,975	6,975
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.070%	2/7/12 LOC	18,175	18,175
1 Omaha NE Public Power District Separate
Electric Revenue TOB VRDO	0.090%	2/7/12 (13)	34,610	34,610
				236,760
Nevada (1.5%)
Clark County NV Airport System Revenue
VRDO	0.090%	2/7/12 LOC	15,000	15,000
Clark County NV Economic Development
Revenue (Opportunity Village Foundation
Project) VRDO	0.070%	2/7/12 LOC	9,400	9,400
1 Clark County NV GO TOB VRDO	0.070%	2/7/12 LOC	44,700	44,700
1 Clark County NV GO TOB VRDO	0.140%	2/7/12	9,770	9,770
1 Clark County NV School District GO TOB VRDO	0.070%	2/7/12	18,715	18,715
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.080%	2/7/12	6,085	6,085
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.080%	2/7/12	7,495	7,495
1 Clark County NV Water Reclamation District GO
TOB VRDO	0.080%	2/7/12	14,800	14,800
1 Las Vegas NV GO TOB VRDO	0.130%	2/7/12	10,850	10,850
Las Vegas Valley Water District Nevada GO	5.250%	12/1/12 (Prere.)	4,800	4,997
Las Vegas Valley Water District Nevada GO CP	0.180%	2/8/12	14,675	14,675
Las Vegas Valley Water District Nevada GO CP	0.140%	2/14/12	10,500	10,500
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.080%	2/7/12	4,685	4,685
1 Las Vegas Valley Water District Nevada GO
TOB VRDO	0.080%	2/7/12	48,455	48,455
1 Nevada GO TOB VRDO	0.180%	2/7/12	9,400	9,400
1 Nevada Higher Education Revenue TOB VRDO	0.070%	2/7/12 LOC	13,010	13,010
Nevada Housing Division Multi-Unit Housing
Revenue (City Center Project) VRDO	0.230%	2/7/12 LOC	7,440	7,440
Reno NV Hospital Revenue (Renown Regional
Medical Center Project) VRDO	0.070%	2/7/12 LOC	5,400	5,400
1 Truckee Meadows NV Water Authority Water
Revenue TOB VRDO	0.070%	2/7/12 LOC	9,990	9,990
				265,367

New Hampshire (0.1%)
1 New Hampshire Health & Education Facilities
Authority Revenue (Dartmouth College) TOB
VRDO	0.130%	2/7/12	10,000	10,000

New Jersey (1.9%)
Burlington County NJ BAN	1.500%	9/7/12	15,000	15,109
Cape May County NJ BAN	2.000%	8/31/12	8,000	8,074
New Jersey Economic Development Authority
Industrial Development Revenue (Ocean
Spray Cranberries Inc. Project) VRDO	0.170%	2/7/12 LOC	8,000	8,000
New Jersey Health Care Facilities Financing
Authority Revenue (RWJ Health Care Corp.)
VRDO	0.050%	2/7/12 LOC	8,365	8,365
New Jersey Housing & Mortgage Finance
Agency Single Family Housing Revenue
VRDO	0.070%	2/7/12	8,985	8,985
New Jersey TRAN	2.000%	6/21/12	260,000	261,741
1 Nuveen New Jersey Premium Income Municipal
Fund VRDP VRDO	0.220%	2/7/12 LOC	20,000	20,000
				330,274
New Mexico (1.0%)
Albuquerque NM GO	3.000%	7/1/12	7,000	7,080
1 New Mexico Educational Assistance Foundation
Revenue TOB VRDO	0.130%	2/7/12	24,495	24,495
New Mexico Educational Assistance Foundation
Revenue VRDO	0.100%	2/7/12 LOC	6,700	6,700
New Mexico Educational Assistance Foundation
Revenue VRDO	0.100%	2/7/12 LOC	6,950	6,950
1 New Mexico Finance Authority Revenue TOB
VRDO	0.070%	2/7/12	10,695	10,695
1 New Mexico Finance Authority Revenue TOB
VRDO	0.070%	2/7/12 LOC	10,240	10,240
1 New Mexico Finance Authority Transportation
Revenue TOB VRDO	0.140%	2/7/12	24,975	24,975
New Mexico Municipal Energy Acquisition
Authority Gas Supply Revenue VRDO	0.080%	2/7/12	79,830	79,830
				170,965
New York (4.3%)
1 BlackRock MuniHoldings New York Quality
Fund, Inc. VRDP VRDO	0.280%	2/7/12 LOC	30,000	30,000
1 BlackRock MuniYield New York Quality Fund,
Inc. VRDP VRDO	0.200%	2/7/12 LOC	15,000	15,000
Erie County NY Fiscal Stability Authority BAN	1.500%	7/31/12	21,000	21,119
Metropolitan New York Transportation Authority
Revenue (Dedicated Tax Fund) VRDO	0.040%	2/7/12 LOC	11,060	11,060
New York City NY GO VRDO	0.040%	2/7/12 LOC	10,000	10,000
New York City NY GO VRDO	0.040%	2/7/12 LOC	3,300	3,300
New York City NY Housing Development Corp.
Multi-Family Housing Revenue (201 Pearl
Street) VRDO	0.060%	2/7/12 LOC	4,500	4,500
New York City NY Housing Development Corp.
Multi-Family Rental Housing Revenue (2 Gold
Street) VRDO	0.060%	2/7/12	22,500	22,500

New York City NY Industrial Development
Agency Civic Facility Revenue (New York Law
School) VRDO	0.040%	2/7/12 LOC	19,510	19,510
1 New York City NY Municipal Water Finance
Authority Water & Sewer System Revenue
TOB VRDO	0.080%	2/1/12	8,730	8,730
New York City NY Transitional Finance Authority
Recovery Revenue VRDO	0.070%	2/7/12	25,190	25,190
1 New York GO TOB VRDO	0.080%	2/7/12	8,000	8,000
New York Liberty Development Corp. Revenue
PUT	0.270%	11/8/12	62,000	62,000
New York Liberty Development Corp. Revenue
PUT	0.280%	11/8/12	25,000	25,000
New York Liberty Development Corp. Revenue
PUT	0.300%	11/8/12	67,800	67,800
New York Metropolitan Transportation Authority
Revenue CP	0.140%	5/3/12 LOC	20,000	20,000
New York State Dormitory Authority Revenue
(LeMoyne College) VRDO	0.050%	2/7/12 LOC	4,415	4,415
New York State Dormitory Authority Revenue
(Mental Health Services Facilities
Improvement) VRDO	0.050%	2/7/12 LOC	11,600	11,600
New York State Dormitory Authority Revenue
(North Shore - Long Island Jewish Obligated
Group) VRDO	0.040%	2/7/12 LOC	2,000	2,000
New York State Dormitory Authority Revenue
(Personal Income Tax)	5.000%	2/15/12	15,000	15,026
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.080%	2/7/12	1,000	1,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.080%	2/7/12	5,000	5,000
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.080%	2/7/12	3,510	3,510
1 New York State Dormitory Authority Revenue
(Personal Income Tax) TOB VRDO	0.080%	2/7/12	6,420	6,420
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	10,570	10,712
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	25,545	25,890
New York State Dormitory Authority Revenue
(State University Educational Facilities) PUT	5.250%	5/15/12	755	765
New York State Housing Finance Agency
Housing Revenue (330 West 39th Street)
VRDO	0.090%	2/7/12 LOC	32,500	32,500
New York State Housing Finance Agency
Housing Revenue (Avalon Bowery Place I)
VRDO	0.050%	2/7/12 LOC	26,900	26,900
New York State Housing Finance Agency
Housing Revenue (Chelsea Apartments)
VRDO	0.080%	2/7/12 LOC	10,000	10,000
New York State Housing Finance Agency
Housing Revenue (West 17th Street) VRDO	0.040%	2/7/12 LOC	8,700	8,700
New York State Housing Finance Agency
Housing Revenue (West 23rd Street) VRDO	0.070%	2/7/12 LOC	10,400	10,400
New York State Housing Finance Agency
Revenue (Personal Income Tax) VRDO	0.080%	2/7/12	19,900	19,900

1 New York State Mortgage Agency Homeowner
Mortgage Revenue TOB VRDO	0.210%	2/7/12	7,480	7,480
New York State Mortgage Agency Revenue
(Homeowner Mortgage) VRDO	0.090%	2/1/12	15,000	15,000
New York State Mortgage Agency Revenue
(Homeowner Mortgage) VRDO	0.090%	2/7/12	25,000	25,000
1 New York State Mortgage Agency Revenue
TOB VRDO	0.080%	2/1/12	7,745	7,745
New York State Thruway Authority BAN	2.000%	7/12/12	60,000	60,437
New York State Urban Development Corp.
Revenue (Service Contract) VRDO	0.030%	2/7/12 LOC	34,945	34,945
1 Nuveen New York Investment Quality Municipal
Fund VRDP VRDO	0.200%	2/7/12 LOC	20,000	20,000
1 Nuveen New York Quality Income Municipal
Fund VRDP VRDO	0.200%	2/7/12 LOC	10,000	10,000
1 Port Authority of New York & New Jersey
Revenue TOB VRDO	0.160%	2/7/12	7,320	7,320
1 Triborough Bridge & Tunnel Authority New York
Revenue TOB VRDO	0.080%	2/7/12	4,000	4,000
Triborough Bridge & Tunnel Authority New York
Revenue VRDO	0.060%	2/7/12 LOC	6,850	6,850
				747,224
North Carolina (4.0%)
Charlotte NC GO CP	0.200%	3/2/12	5,070	5,070
Charlotte NC GO CP	0.100%	3/5/12	5,384	5,384
Charlotte NC GO CP	0.180%	3/5/12	4,989	4,989
Charlotte NC GO CP	0.110%	3/6/12	9,658	9,658
Charlotte NC GO CP	0.190%	3/6/12	4,556	4,556
Charlotte NC GO CP	0.200%	3/6/12	8,336	8,336
Charlotte NC GO CP	0.100%	3/13/12	11,076	11,076
Charlotte NC GO CP	0.200%	3/13/12	5,182	5,182
Charlotte NC GO CP	0.120%	4/12/12	7,073	7,073
Charlotte NC GO CP	0.120%	4/12/12	71,676	71,676
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.070%	2/7/12	7,580	7,580
1 Charlotte NC Water & Sewer System Revenue
TOB VRDO	0.080%	2/7/12	5,945	5,945
Charlotte NC Water & Sewer System Revenue
VRDO	0.050%	2/7/12	4,400	4,400
1 Charlotte-Mecklenberg NC Hospital Authority
Health Care System Revenue (Carolinas
HealthCare System) TOB VRDO	0.080%	2/7/12 LOC	11,200	11,200
Durham NC COP VRDO	0.060%	2/7/12 LOC	32,985	32,985
Guilford County NC GO VRDO	0.050%	2/7/12	6,700	6,700
Mecklenburg County NC COP VRDO	0.070%	2/7/12	7,865	7,865
Mecklenburg County NC Public Facilities Corp.
Revenue (Annual Appropriation)	5.000%	3/1/12	2,895	2,906
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Campbell
University) VRDO	0.070%	2/7/12 LOC	11,000	11,000
North Carolina Capital Facilities Finance Agency
Educational Facilities Revenue (Methodist
College) VRDO	0.070%	2/7/12 LOC	6,765	6,765
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	2/1/12	9,900	9,900

1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.070%	2/7/12	11,100	11,100
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	2/7/12	2,495	2,495
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	2/7/12	48,010	48,010
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	2/7/12	15,700	15,700
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	2/7/12	12,000	12,000
1 North Carolina Capital Facilities Finance Agency
Revenue (Duke University Project) TOB
VRDO	0.080%	2/7/12	14,100	14,100
North Carolina Capital Facilities Finance Agency
Revenue (Lenior-Rhyne College) VRDO	0.070%	2/7/12 LOC	5,565	5,565
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.070%	2/7/12	10,800	10,800
1 North Carolina Capital Improvement Revenue
TOB VRDO	0.080%	2/7/12	5,515	5,515
North Carolina Educational Facilities Finance
Agency Revenue (Duke University) VRDO	0.040%	2/7/12	12,485	12,485
North Carolina Infrastructure Financial Corp.
Capital Improvements COP	5.000%	2/1/12	1,000	1,000
1 North Carolina Infrastructure Financial Corp.
Capital Improvements COP TOB VRDO	0.080%	2/7/12	29,085	29,085
North Carolina Medical Care Commission Health
Care Facilities Revenue (Duke University
Health System) VRDO	0.060%	2/7/12	95,530	95,530
North Carolina Medical Care Commission Health
Care Facilities Revenue (Lenoir Memorial
Hospital Project) VRDO	0.070%	2/7/12 LOC	13,545	13,545
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.070%	2/7/12 LOC	14,735	14,735
North Carolina Medical Care Commission Health
Care Facilities Revenue (University Health
Systems of Eastern Carolina) VRDO	0.080%	2/7/12 LOC	37,200	37,200
North Carolina Medical Care Commission Health
Care Facilities Revenue (WakeMed) VRDO	0.070%	2/7/12 LOC	1,895	1,895
North Carolina Medical Care Commission Health
Systems Revenue (Catholic Health East)
VRDO	0.070%	2/7/12 LOC	7,170	7,170
1 North Carolina Medical Care Commission
Hospital Revenue (Baptist Hospital) TOB
VRDO	0.130%	2/7/12	3,800	3,800
2 North Carolina Medical Care Commission
Hospital Revenue (Moses Cone Health
System) PUT	0.200%	8/28/12	12,000	12,000
Raleigh Durham NC Airport Authority Revenue
VRDO	0.080%	2/7/12 LOC	10,600	10,600
1 Raleigh NC Combined Enterprise System
Revenue TOB VRDO	0.080%	2/7/12	8,995	8,995

1 Sampson County NC COP TOB VRDO	0.090%	2/7/12 LOC	5,000	5,000
Union County NC GO VRDO	0.060%	2/7/12	10,770	10,770
Union County NC GO VRDO	0.060%	2/7/12	12,295	12,295
Union County NC GO VRDO	0.060%	2/7/12	18,155	18,155
1 University of North Carolina University Revenue
TOB VRDO	0.080%	2/7/12	6,710	6,710
Wake County NC GO	5.000%	3/1/12	1,000	1,004
1 Wake County NC Limited Obligation Revenue
TOB VRDO	0.080%	2/7/12	6,735	6,735
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.060%	2/7/12	6,000	6,000
Winston-Salem NC Water & Sewer System
Revenue VRDO	0.060%	2/7/12	12,000	12,000
				692,240
North Dakota (0.2%)
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.060%	2/7/12	21,850	21,850
North Dakota Housing Finance Agency Home
Mortgage Revenue VRDO	0.090%	2/7/12	9,600	9,600
				31,450
Ohio (2.3%)
Allen County OH Hospital Facilities Revenue
(Catholic Healthcare Partners) VRDO	0.070%	2/7/12 LOC	8,000	8,000
Central OH Solid Waste Authority BAN	1.000%	6/13/12	12,500	12,518
Cleveland OH Water BAN	1.000%	7/26/12	10,500	10,525
Cleveland-Cuyahoga County OH Port Authority
Revenue (Carnegie/89th Garage & Service
Center LLC Project) VRDO	0.080%	2/7/12 LOC	3,295	3,295
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.080%	2/7/12 LOC	28,810	28,810
Columbus OH Regional Airport Authority Airport
Revenue (Oasbo Expanded Asset Program)
VRDO	0.080%	2/7/12 LOC	8,530	8,530
Columbus Ohio TAN	2.000%	11/29/12	14,850	15,065
Delaware County OH Port Authority Economic
Development Revenue (Columbus Zoological
Park Association Project) VRDO	0.080%	2/7/12 LOC	4,780	4,780
Franklin County OH Hospital Facilities Revenue
(OhioHealth Corp.) VRDO	0.060%	2/7/12 LOC	8,570	8,570
Franklin County OH Hospital Facilities Revenue
(US Health Corp. of Columbus) VRDO	0.050%	2/7/12 LOC	14,085	14,085
Lancaster Port Authority Ohio Gas Revenue
VRDO	0.080%	2/7/12	56,385	56,385
Miamisburg OH City School District BAN	1.500%	7/19/12	13,100	13,157
Middletown OH Hospital Facilities Revenue
(Atrium Medical Center) VRDO	0.080%	2/7/12 LOC	15,000	15,000
Montgomery County OH Revenue (Catholic
Health Initiatives) VRDO	0.050%	2/7/12	10,000	10,000
Ohio Air Quality Development Authority
Revenue (Ohio Valley Electric Corp. Project)
VRDO	0.050%	2/7/12 LOC	4,000	4,000
Ohio Common Schools GO VRDO	0.050%	2/7/12	18,425	18,425
Ohio Common Schools GO VRDO	0.060%	2/7/12	9,455	9,455
Ohio Development Assistance & Revitalization
Project BAN	0.350%	6/1/12	20,000	20,002

Ohio Development Assistance & Revitalization
Project BAN	0.350%	6/1/12	11,330	11,330
Ohio GO VRDO	0.050%	2/7/12	12,675	12,675
Ohio GO VRDO	0.060%	2/7/12	4,200	4,200
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.180%	2/6/12	13,000	13,000
Ohio Higher Educational Facility Commission
Revenue (Case Western Reserve University
Project) CP	0.160%	6/6/12	3,000	3,000
1 Ohio Hospital Revenue (Cleveland Clinic Health
System Obligated Group) TOB VRDO	0.080%	2/1/12	8,130	8,130
Ohio Infrastructure Improvement GO VRDO	0.050%	2/7/12	9,295	9,295
Ohio State University General Receipts
Revenue VRDO	0.050%	2/7/12	10,000	10,000
Ohio State University General Receipts
Revenue VRDO	0.060%	2/7/12	36,000	36,000
Pickerington OH BAN	1.250%	1/30/13	2,545	2,567
University of Cincinnati OH BAN	2.000%	7/19/12	4,000	4,031
University of Cincinnati OH BAN	2.000%	12/13/12	6,100	6,188
University of Cincinnati Ohio General Receipts
BAN	2.000%	5/11/12	16,000	16,065
				397,083
Oklahoma (0.3%)
1 Oklahoma Housing Finance Agency Single
Family Mortgage Revenue (Homeownership
Loan Program) TOB VRDO	0.130%	2/7/12	4,490	4,490
1 Oklahoma Student Loan Authority Revenue
TOB VRDO	0.080%	2/7/12	24,995	24,995
1 Oklahoma Student Loan Authority Revenue
TOB VRDO	0.080%	2/7/12 LOC	28,830	28,830
				58,315
Oregon (1.0%)
Clackamas County OR Hospital Facility
Authority Revenue (Providence Health
System) CP	0.150%	6/6/12	10,000	10,000
1 Jackson County OR School District GO TOB
VRDO	0.180%	2/7/12	6,000	6,000
1 Oregon Business Development Commission
Revenue TOB VRDO	0.080%	2/7/12	5,925	5,925
1 Oregon Department of Administrative Services
COP TOB VRDO	0.070%	2/7/12 LOC	15,425	15,425
Oregon Facilities Authority Revenue (Reed
College Projects) VRDO	0.130%	2/7/12	44,650	44,650
1 Oregon Housing & Community Service
Department Single Family Mortgage Revenue
TOB VRDO	0.140%	2/7/12	8,665	8,665
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.050%	2/7/12	6,190	6,190
Oregon Housing & Community Service
Department Single Family Mortgage Revenue
VRDO	0.100%	2/7/12	7,100	7,100
Oregon TAN	2.000%	6/29/12	75,000	75,538
				179,493

Pennsylvania (1.0%)
1 Allegheny County PA Hospital Development
Authority Revenue (University of Pittsburgh
Medical Center) TOB VRDO	0.080%	2/7/12	4,000	4,000
2 Berks County PA Municipal Authority Revenue
(Reading Hospital & Medical Center Project)
PUT	0.240%	8/2/12	10,250	10,250
Cambria County PA Industrial Development
Authority Revenue (American National Red
Cross) VRDO	0.070%	2/7/12 LOC	2,100	2,100
Emmaus PA General Authority Revenue VRDO	0.060%	2/7/12 LOC	600	600
Northampton County PA General Purpose
Authority University Revenue (Lehigh
University) VRDO	0.050%	2/7/12	24,000	24,000
1 Nuveen Pennsylvania Premium Income
Municipal Fund 2 VRDP VRDO	0.220%	2/7/12 LOC	22,000	22,000
Pennsylvania Higher Educational Facilities
Authority Revenue (Gwynedd Mercy College)
VRDO	0.070%	2/7/12 LOC	10,950	10,950
1 Pennsylvania Housing Finance Agency Single
Family Mortgage Revenue TOB VRDO	0.130%	2/7/12	13,465	13,465
1 Pennsylvania Turnpike Commission Revenue
TOB VRDO	0.080%	2/7/12 LOC	10,000	10,000
1 Philadelphia PA Authority Industrial
Development Revenue (Girard Estate
Aramark Project) VRDO	0.210%	2/7/12 LOC	15,350	15,350
1 Philadelphia PA Industrial Development
Authority Lease Revenue (Fox Chase Cancer
Center) TOB VRDO	0.080%	2/1/12 LOC	1,000	1,000
Temple University of the Commonwealth
System of Higher Education Pennsylvania
University Funding Obligation RAN	1.500%	4/4/12	57,000	57,100
1 Washington County PA Authority Revenue
(Girard Estate Project) VRDO	0.080%	2/7/12 LOC	7,955	7,955
				178,770
Puerto Rico (0.1%)
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	5,000	5,000
Puerto Rico Public Finance Corp. Revenue	5.500%	2/1/12 (Prere.)	14,750	14,750
				19,750
Rhode Island (0.5%)
East Greenwich RI BAN	1.500%	2/15/12	11,000	11,004
1 Narragansett RI Commission WasteWater
System Revenue TOB VRDO	0.070%	2/7/12 LOC	11,840	11,840
Rhode Island & Providence Plantations GO	2.000%	8/1/12	2,955	2,979
Rhode Island & Providence Plantations GO	2.000%	8/1/12	3,770	3,800
Rhode Island & Providence Plantations TAN	2.000%	6/29/12	27,000	27,187
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.070%	2/7/12 LOC	8,035	8,035
Rhode Island Health & Educational Building
Corp. Health Facilities Revenue (St. Antoine)
VRDO	0.070%	2/7/12 LOC	7,350	7,350
1 Rhode Island Housing & Mortgage Finance
Corp. Revenue TOB VRDO	0.250%	2/7/12	5,000	5,000

Rhode Island Housing & Mortgage Finance
Corp. Revenue VRDO	0.150%	2/7/12	15,000	15,000
				92,195
South Carolina (1.0%)
Anderson County SC Joint Municipal Water
System Waterworks System Revenue	5.500%	7/15/12 (Prere.)	1,445	1,479
Greenville County SC Hospital System Revenue
VRDO	0.050%	2/7/12 LOC	10,900	10,900
Greenville County SC School District Installment
Revenue	5.500%	12/1/12 (Prere.)	18,030	18,994
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.080%	2/7/12	15,995	15,995
1 Greenville County SC School District Installment
Revenue TOB VRDO	0.080%	2/7/12	13,865	13,865
1 Greer SC Combined Utility System Revenue
TOB VRDO	0.080%	2/7/12 (13)	9,685	9,685
South Carolina Association of Governmental
Organizations COP	1.500%	4/13/12	45,000	45,112
South Carolina GO	2.000%	3/1/12	16,520	16,541
South Carolina GO	4.500%	4/1/12	3,000	3,017
1 South Carolina Housing Revenue TOB VRDO	0.080%	2/7/12	6,015	6,015
South Carolina Jobs Economic Development
Authority Hospital Revenue (AnMed Health
Project) VRDO	0.080%	2/7/12 LOC	11,000	11,000
South Carolina Jobs Economic Development
Authority Industrial Revenue (South Carolina
Electric & Gas Co. Project) VRDO	0.110%	2/7/12 LOC	6,900	6,900
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.070%	2/7/12 LOC	5,930	5,930
1 South Carolina Public Service Authority
Revenue TOB VRDO	0.090%	2/7/12	4,000	4,000
				169,433
South Dakota (0.3%)
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.080%	2/7/12 LOC	15,000	15,000
South Dakota Health & Educational Facilities
Authority Revenue (Sioux Valley Hospital &
Health System) VRDO	0.080%	2/7/12 LOC	6,465	6,465
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.050%	2/7/12	8,220	8,220
South Dakota Housing Development Authority
Homeownership Mortgage Revenue VRDO	0.070%	2/7/12	17,000	17,000
				46,685
Tennessee (3.3%)
Blount County & Alcoa & Maryville TN Industrial
Development Board Revenue (Local
Government Public Improvement) VRDO	0.070%	2/7/12 LOC	4,900	4,900
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.070%	2/7/12	20,700	20,700
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.070%	2/7/12 LOC	10,975	10,975

Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.070%	2/7/12 LOC	5,650	5,650
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.070%	2/7/12 LOC	4,000	4,000
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.070%	2/7/12 LOC	24,930	24,930
Blount County TN Public Building Authority
Revenue (Local Government Public
Improvement) VRDO	0.070%	2/7/12 LOC	14,670	14,670
Jackson TN Energy Authority Gas System
Revenue VRDO	0.060%	2/7/12 LOC	8,340	8,340
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.060%	2/7/12 LOC	10,000	10,000
Johnson City TN Health & Educational Facilities
Board Hospital Revenue (STS Health
Alliance) VRDO	0.060%	2/7/12 LOC	6,830	6,830
1 Knoxville TN Waste Water System Revenue
TOB VRDO	0.070%	2/7/12	15,940	15,940
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.180%	2/3/12	50,000	50,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.180%	2/6/12	42,000	42,000
Metropolitan Government of Nashville &
Davidson County TN GO CP	0.130%	4/4/12	4,000	4,000
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Belmont University)
VRDO	0.060%	2/7/12 LOC	10,600	10,600
Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Lipscomb
University) VRDO	0.060%	2/7/12 LOC	13,500	13,500
1 Metropolitan Government of Nashville &
Davidson County TN Health & Educational
Facilities Board Revenue (Vanderbilt
University) TOB VRDO	0.080%	2/7/12	8,250	8,250
1 Rutherford County TN Health & Educational
Facilities Board Revenue (Ascension Health
Credit Group) TOB VRDO	0.140%	2/7/12	6,250	6,250
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.070%	2/7/12 LOC	4,800	4,800
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.070%	2/7/12	24,500	24,500
Sevier County TN Public Building Authority
Local Government Public Improvement
Revenue VRDO	0.150%	2/7/12 LOC	11,100	11,100
Shelby County TN GO VRDO	0.060%	2/7/12	340	340
Shelby County TN GO VRDO	0.060%	2/7/12	78,990	78,990
Shelby County TN Health Educational &
Housing Facility Board Revenue (Methodist
Healthcare)	6.500%	9/1/12 (Prere.)	5,890	6,102

Tennessee GO CP	0.170%	3/1/12	51,658	51,658
Tennessee GO CP	0.150%	3/7/12	15,193	15,193
Tennessee GO CP	0.140%	6/6/12	25,000	25,000
1 Tennessee Housing Development Agency
Homeownership Program Revenue TOB
VRDO	0.130%	2/7/12	6,005	6,005
Tennessee School Bond Authority Revenue CP	0.160%	2/7/12	11,000	11,000
Tennessee School Bond Authority Revenue CP	0.180%	3/7/12	25,591	25,591
Tennessee School Bond Authority Revenue CP	0.120%	4/5/12	42,958	42,958
				564,772
Texas (10.7%)
Alvin TX Independent School District GO	5.000%	2/15/12	1,000	1,002
1 Austin Texas Water & Wastewater Revenue
TOB VRDO	0.080%	2/7/12	10,515	10,515
Austin TX GO	4.400%	9/1/12 (Prere.)	1,000	1,024
1 Austin TX Revenue TOB VRDO	0.080%	2/7/12 (13)	18,245	18,245
1 Austin TX Revenue TOB VRDO	0.080%	2/7/12 (13)	10,000	10,000
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.070%	2/7/12 LOC	16,815	16,815
1 Austin TX Water & Wastewater System
Revenue TOB VRDO	0.080%	2/7/12 (13)	5,635	5,635
1 Bexar County TX Combined Flood Control GO
TOB VRDO	0.080%	2/7/12	28,515	28,515
1 Board of Regents of the University of Texas
System Revenue Financing System Revenue
TOB VRDO	0.070%	2/7/12	5,100	5,100
1 Board of Regents of the University of Texas
System Revenue Financing System Revenue
TOB VRDO	0.140%	2/7/12	29,215	29,215
1 Board of Regents of the University of Texas
System Revenue Financing System Revenue
TOB VRDO	0.180%	2/7/12	6,600	6,600
Clear Creek TX Independent School District GO	4.000%	2/15/12	1,770	1,773
1 Collin County TX GO TOB VRDO	0.070%	2/7/12	10,925	10,925
1 Conroe TX Independent School District GO TOB
VRDO	0.080%	2/7/12	6,010	6,010
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.070%	2/7/12	18,145	18,145
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.070%	2/7/12 LOC	19,490	19,490
1 Dallas TX Area Rapid Transit Sales Tax
Revenue TOB VRDO	0.140%	2/7/12	12,465	12,465
1 Dallas TX Independent School District GO TOB
VRDO	0.080%	2/7/12	14,720	14,720
1 Denton TX Independent School District GO TOB
VRDO	0.080%	2/7/12	3,690	3,690
Denton TX Independent School District GO
VRDO	0.130%	2/7/12	18,305	18,305
1 Edinburg TX Consolidated Independent School
District COP TOB VRDO	0.080%	2/7/12	12,020	12,020
1 Fort Bend TX Independent School District GO
TOB VRDO	0.080%	2/7/12	5,000	5,000
Fort Worth TX Water & Sewer Revenue	4.000%	2/15/12	5,120	5,127
Fort Worth TX Water & Sewer Revenue	5.000%	2/15/12	1,065	1,067
1 Frisco TX GO TOB VRDO	0.080%	2/7/12	4,075	4,075

1 Harris County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Memorial
Hermann Healthcare System) TOB VRDO	0.080%	2/7/12 LOC	22,000	22,000
Harris County TX Cultural Education Facilities
Finance Corp. Revenue (Methodist Hospital
System) CP	0.280%	3/5/12	25,500	25,500
1 Harris County TX Cultural Education Facilities
Finance Corp. Thermal Utility Revenue
(TECO Project) TOB VRDO	0.080%	2/7/12	8,755	8,755
1 Harris County TX Flood Control District GO TOB
VRDO	0.080%	2/7/12	5,000	5,000
1 Harris County TX GO TOB VRDO	0.080%	2/7/12	2,515	2,515
1 Harris County TX GO TOB VRDO	0.140%	2/7/12	8,070	8,070
Harris County TX Health Facilities Development
Corp. Hospital Revenue (Baylor College of
Medicine) VRDO	0.060%	2/7/12 LOC	2,500	2,500
1 Harris County TX Health Facilities Development
Corp. Hospital Revenue (Memorial Hermann
Healthcare System) TOB VRDO	0.080%	2/7/12	13,000	13,000
Harris County TX Health Facilities Development
Corp. Revenue (St. Luke's Episcopal Hospital)
VRDO	0.130%	2/7/12	18,000	18,000
Harris County TX Hospital District Revenue
VRDO	0.080%	2/7/12 LOC	9,700	9,700
Harris County TX Industrial Development Corp.
Revenue (Baytank (Houston) Inc. Project)
VRDO	0.060%	2/7/12 LOC	8,000	8,000
1 Harris County TX Metropolitan Transit Authority
Revenue TOB VRDO	0.080%	2/7/12	10,000	10,000
1 Harris County TX Toll Road Revenue TOB
VRDO	0.080%	2/7/12 (13)	5,200	5,200
1 Houston TX Airport System Revenue TOB
VRDO	0.130%	2/7/12	12,000	12,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.160%	3/7/12	10,000	10,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.200%	5/3/12	10,000	10,000
Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) CP	0.140%	6/5/12	10,000	10,000
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.080%	2/7/12	6,665	6,665
1 Houston TX Higher Education Finance Corp.
Revenue (Rice University Project) TOB VRDO	0.080%	2/7/12	4,000	4,000
1 Houston TX Independent School District
Revenue TOB VRDO	0.140%	2/7/12	9,805	9,805
Houston TX TRAN	1.750%	6/29/12	120,000	120,751
1 Houston TX Utility System Revenue TOB VRDO	0.070%	2/7/12 LOC	9,000	9,000
1 Houston TX Utility System Revenue TOB VRDO	0.070%	2/7/12 LOC	15,325	15,325
1 Houston TX Utility System Revenue TOB VRDO	0.080%	2/7/12 LOC	45,000	45,000
1 Houston TX Utility System Revenue TOB VRDO	0.140%	2/7/12	8,160	8,160
1 Hutto TX Independent School District GO TOB
VRDO	0.080%	2/7/12	21,130	21,130
Katy TX Independent School District GO	5.000%	2/15/12	1,090	1,092
1 Katy TX Independent School District GO TOB
VRDO	0.080%	2/7/12	5,730	5,730
1 Keller TX Independent School District GO TOB
VRDO	0.080%	2/7/12	5,660	5,660

1 Leander TX Independent School District GO
TOB VRDO	0.080%	2/7/12	15,355	15,355
1 Lone Star College System Texas GO TOB
VRDO	0.080%	2/7/12	15,460	15,460
Lubbock TX GO	3.000%	2/15/12	2,915	2,918
Lubbock TX Independent School District GO	3.000%	2/15/12	6,000	6,006
1 Mansfield TX Independent School District GO
TOB VRDO	0.080%	2/7/12	7,960	7,960
1 Mansfield TX Independent School District GO
TOB VRDO	0.140%	2/7/12	4,250	4,250
1 McKinney TX Independent School District GO
TOB VRDO	0.070%	2/7/12 LOC	10,205	10,205
Mesquite TX Independent School District GO
PUT	0.201%	3/7/12	25,255	25,255
1 North East TX Independent School District GO
TOB VRDO	0.070%	2/7/12 LOC	5,000	5,000
1 North East TX Independent School District GO
TOB VRDO	0.080%	2/7/12	3,355	3,355
1 North East TX Independent School District GO
TOB VRDO	0.080%	2/7/12	26,805	26,805
1 North Texas Health Facilities Development
Corp. Hospital Revenue (United Regional
Health Care System) TOB VRDO	0.070%	2/7/12 LOC	13,185	13,185
North Texas Higher Education Authority Student
Loan Revenue VRDO	0.090%	2/7/12 LOC	17,600	17,600
North Texas Higher Education Authority Student
Loan Revenue VRDO	0.200%	2/7/12 LOC	27,200	27,200
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.090%	2/7/12 (13)	10,000	10,000
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.130%	2/7/12	27,805	27,805
1 North Texas Tollway Authority System Revenue
TOB VRDO	0.170%	2/7/12 (13)	22,360	22,360
North Texas Tollway Authority System Revenue
VRDO	0.070%	2/7/12 LOC	30,150	30,150
1 Northside TX Independent School District GO
TOB VRDO	0.080%	2/7/12	4,500	4,500
1 Northside TX Independent School District GO
TOB VRDO	0.080%	2/7/12	17,315	17,315
Northwest Texas Independent School District
GO VRDO	0.070%	2/7/12	8,170	8,170
1 Pearland TX GO TOB VRDO	0.070%	2/7/12 LOC	10,160	10,160
1 Pearland TX Independent School District GO
TOB VRDO	0.180%	2/7/12	9,000	9,000
1 Plano TX Independent School District GO TOB
VRDO	0.080%	2/7/12	14,055	14,055
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.070%	2/7/12	10,660	10,660
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.080%	2/7/12	3,200	3,200
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.080%	2/7/12	5,000	5,000
1 San Antonio TX Electric & Gas Systems
Revenue TOB VRDO	0.130%	2/7/12	7,665	7,665
San Antonio TX Electric & Gas Systems
Revenue VRDO	0.090%	2/7/12	46,900	46,900

1 San Antonio TX Independent School District
Revenue TOB VRDO	0.140%	2/7/12	10,355	10,355
1 San Antonio TX Water Revenue TOB VRDO	0.070%	2/7/12 LOC	11,110	11,110
1 San Antonio TX Water Revenue TOB VRDO	0.080%	2/7/12	10,000	10,000
South Texas Community College District GO	5.500%	8/15/12 (Prere.)	4,875	5,012
Southlake TX GO	4.000%	2/15/12	1,825	1,827
Southwest Texas Higher Education Authority
Inc. Revenue (Southern Methodist University
Project) VRDO	0.060%	2/7/12	19,000	19,000
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare) VRDO	0.060%	2/7/12 LOC	5,400	5,400
Tarrant County TX Cultural Education Facilities
Finance Corp. Hospital Revenue (Baylor
Healthcare) VRDO	0.070%	2/7/12 LOC	5,600	5,600
1 Tarrant County TX Cultural Education Facilities
Finance Corp. Revenue (Texas Health
Resources) TOB VRDO	0.080%	2/7/12	10,350	10,350
1 Texas A&M University System Revenue
Financing System Revenue TOB VRDO	0.080%	2/7/12	4,575	4,575
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.130%	2/7/12	6,000	6,000
1 Texas Department of Housing & Community
Affairs Single Family Revenue TOB VRDO	0.140%	2/7/12	4,250	4,250
1 Texas GO TOB PUT	0.201%	8/30/12	124,995	124,995
1 Texas GO TOB VRDO	0.080%	2/7/12	12,000	12,000
1 Texas GO TOB VRDO	0.080%	2/7/12	21,560	21,560
1 Texas GO TOB VRDO	0.130%	2/7/12	17,675	17,675
1 Texas GO TOB VRDO	0.140%	2/7/12	4,350	4,350
1 Texas GO TOB VRDO	0.180%	2/7/12	8,750	8,750
1 Texas GO TOB VRDO	0.080%	8/30/12	16,800	16,800
Texas Small Business Industrial Development
Corp. Revenue (Texas Public Facilities
Capital Access Program) VRDO	0.080%	2/7/12 LOC	34,950	34,950
1 Texas State University Student Loan GO TOB
VRDO	0.130%	2/7/12	20,065	20,065
Texas TRAN	2.500%	8/30/12	200,000	202,577
Texas TRAN CP	0.210%	3/6/12	24,000	24,000
Texas TRAN CP	0.210%	3/7/12	22,000	22,000
Texas TRAN CP	0.210%	3/8/12	29,000	29,000
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	2/7/12	13,940	13,940
1 Texas Transportation Commission Revenue
TOB VRDO	0.070%	2/7/12	20,625	20,625
1 Texas Transportation Commission Revenue
TOB VRDO	0.080%	2/7/12	7,500	7,500
1 Texas Transportation Commission Revenue
TOB VRDO	0.180%	2/7/12	4,925	4,925
1 Texas University System Revenue Financing
System Revenue TOB VRDO	0.080%	2/7/12	14,375	14,375
1 Texas Water Development Board Revenue TOB
VRDO	0.180%	2/7/12	7,500	7,500
1 Travis County TX GO TOB VRDO	0.070%	2/7/12	11,050	11,050
Trinity River Authority Texas Solid Waste
Disposal Revenue VRDO	0.170%	2/7/12 LOC	4,530	4,530
1 University of Houston Texas Revenue TOB
VRDO	0.080%	2/7/12	7,600	7,600

1 University of Texas Permanent University Fund
Revenue TOB VRDO	0.070%	2/7/12	6,560	6,560
1 University of Texas System Revenue Financing
System Revenue TOB VRDO	0.080%	2/7/12	15,815	15,815
1 Waco TX Education Finance Corp. Revenue
(Baylor University) TOB VRDO	0.080%	2/7/12	9,855	9,855
				1,862,006
Utah (0.7%)
Emery County UT Pollution Control Revenue
(PacifiCorp Projects) VRDO	0.070%	2/7/12 LOC	1,200	1,200
1 Riverton UT Hospital Revenue (IHC Health
Services Inc.) TOB VRDO	0.080%	2/7/12	5,500	5,500
Utah Board of Regents Student Loan Revenue
VRDO	0.100%	2/7/12 LOC	15,000	15,000
1 Utah Housing Corp. Single Family Mortgage
Revenue TOB VRDO	0.580%	2/7/12	1,545	1,545
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.090%	2/7/12 LOC	8,715	8,715
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.090%	2/7/12 LOC	12,885	12,885
Utah Housing Corp. Single Family Mortgage
Revenue VRDO	0.100%	2/7/12	13,985	13,985
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.090%	2/7/12 LOC	4,100	4,100
Utah Housing Finance Agency Single Family
Mortgage Revenue VRDO	0.090%	2/7/12 LOC	5,530	5,530
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.070%	2/7/12	11,400	11,400
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.080%	2/7/12	1,175	1,175
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.080%	2/7/12	10,690	10,690
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.080%	2/7/12	28,600	28,600
1 Utah Transit Authority Sales Tax Revenue TOB
VRDO	0.180%	2/7/12	9,720	9,720
				130,045
Vermont (0.0%)
1 Vermont Housing Finance Agency Revenue
TOB VRDO	0.130%	2/7/12	2,550	2,550

Virginia (2.0%)
Alexandria VA Industrial Development Authority
Revenue (Institute for Defense Analyses
Project) VRDO	0.080%	2/7/12 LOC	7,885	7,885
1 BlackRock MuniYield Fund, Inc. VRDP VRDO	0.280%	2/7/12 LOC	53,400	53,400
Capital Beltway Funding Corp. of Virginia Toll
Revenue (I-495 Hot Lanes Project) VRDO	0.030%	2/7/12 LOC	5,000	5,000
Capital Region Airport Commission Virginia
Passenger Facility Charge Revenue VRDO	0.120%	2/7/12 LOC	15,185	15,185
Fairfax County VA Industrial Development
Authority Hospital Revenue (Inova Health
System Hospital Project) VRDO	0.060%	2/7/12	42,100	42,100
Fairfax County VA Industrial Development
Authority Revenue (Fairfax Hospital System
Inc.) VRDO	0.070%	2/7/12	5,120	5,120

Fairfax County VA Public Improvement GO	5.000%	10/1/12	5,300	5,467
1 Hampton VA Roads Sanitation District
Wastewater Revenue TOB VRDO	0.070%	2/7/12	19,135	19,135
Hanover County VA Economic Development
Authority Revenue (Bon Secours Health
System Inc.) VRDO	0.060%	2/7/12 LOC	2,300	2,300
Harrisonburg VA Industrial Development
Authority Revenue (Mennonite Retirement)
VRDO	0.070%	2/7/12 LOC	5,000	5,000
1 Newport News VA GO TOB VRDO	0.070%	2/7/12	10,735	10,735
Norfolk VA Economic Development Authority
Hospital Facilities Revenue (Sentara
Healthcare) PUT	0.410%	4/26/12	12,000	12,000
Norfolk VA GO VRDO	0.070%	2/7/12	22,815	22,815
1 Richmond VA Public Utility Revenue TOB
VRDO	0.080%	2/7/12	4,875	4,875
1 Richmond VA Public Utility Revenue TOB
VRDO	0.180%	2/7/12	4,990	4,990
Russell County VA Industrial Development
Authority Hospital Revenue (STS Health
Alliance) VRDO	0.060%	2/7/12 LOC	12,200	12,200
Stafford County VA Industrial Development
Authority Revenue (VML/VA Co
Commonwealth Loan Program) VRDO	0.080%	2/7/12 LOC	4,600	4,600
1 University of Virginia Revenue TOB VRDO	0.080%	2/1/12	11,065	11,065
1 University of Virginia Revenue TOB VRDO	0.070%	2/7/12	7,500	7,500
1 University of Virginia Revenue TOB VRDO	0.070%	2/7/12	3,300	3,300
1 University of Virginia Revenue TOB VRDO	0.070%	2/7/12	12,000	12,000
1 Virginia College Building Authority Educational
Facilities Revenue (Public Higher Education
Financing Program) TOB VRDO	0.070%	2/7/12	12,260	12,260
1 Virginia Commonwealth Transportation Revenue
TOB VRDO	0.080%	2/7/12	8,710	8,710
1 Virginia Housing Development Authority
Commonwealth Mortgage Revenue TOB
VRDO	0.130%	2/7/12	6,485	6,485
1 Virginia Housing Development Authority Rental
Housing Revenue TOB VRDO	0.130%	2/7/12	13,735	13,735
1 Virginia Public Building Authority Facility
Revenue TOB VRDO	0.080%	2/7/12	13,650	13,650
Virginia Public Building Authority Facility
Revenue VRDO	0.070%	2/7/12	25,000	25,000
Virginia Public Building Authority Public Facilities
Revenue	5.000%	8/1/12	1,325	1,356
1 Virginia Resources Authority Clean Water
Revenue (State Revolving Fund) TOB VRDO	0.070%	2/7/12	5,000	5,000
				352,868
Washington (2.9%)
1 Central Puget Sound WA Regional Transit
Authority Sales & Use Tax Revenue TOB
VRDO	0.070%	2/7/12	6,200	6,200
Chelan County WA Public Utility District No. 1
Consolidated System Revenue VRDO	0.080%	2/7/12	76,755	76,755
Everett WA Industrial Development Corp.
Exempt Facilities Revenue (Kimberly-Clark
Corp. Project) VRDO	0.100%	2/7/12	6,400	6,400

Everett WA Public Facilities District Revenue
VRDO	0.060%	2/7/12 LOC	5,600	5,600
1 King County WA GO TOB VRDO	0.080%	2/1/12	5,900	5,900
1 King County WA Sewer Revenue TOB VRDO	0.070%	2/7/12 LOC	30,315	30,315
1 King County WA Sewer Revenue TOB VRDO	0.080%	2/7/12	2,100	2,100
1 King County WA Sewer Revenue TOB VRDO	0.080%	2/7/12	4,610	4,610
1 Port of Seattle WA Revenue TOB VRDO	0.130%	2/7/12	13,645	13,645
1 Port of Seattle WA Revenue TOB VRDO	0.140%	2/7/12	25,830	25,830
1 Port of Seattle WA Revenue TOB VRDO	0.160%	2/7/12	7,375	7,375
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.070%	2/7/12	9,815	9,815
1 Seattle WA Drain & Wastewater Revenue TOB
VRDO	0.080%	2/7/12	11,200	11,200
1 Seattle WA Municipal Light & Power Revenue
TOB VRDO	0.080%	2/7/12	5,000	5,000
1 Seattle WA Water System Revenue TOB VRDO	0.070%	2/7/12 LOC	12,785	12,785
Tacoma WA Housing Authority Revenue
(Sunset Apartment Projects) VRDO	0.120%	2/7/12 LOC	12,250	12,250
1 TES Properties Washington Lease Revenue
TOB VRDO	0.080%	2/7/12	10,120	10,120
1 University of Washington Revenue TOB VRDO	0.070%	2/7/12 LOC	38,300	38,300
Washington Economic Development Finance
Authority Revenue (Puget Sound Blood
Center Project) VRDO	0.070%	2/7/12 LOC	2,760	2,760
1 Washington GO TOB VRDO	0.070%	2/7/12 LOC	11,030	11,030
1 Washington GO TOB VRDO	0.070%	2/7/12 LOC	8,650	8,650
1 Washington GO TOB VRDO	0.070%	2/7/12	18,595	18,595
1 Washington GO TOB VRDO	0.070%	2/7/12	10,525	10,525
1 Washington GO TOB VRDO	0.070%	2/7/12	15,200	15,200
1 Washington GO TOB VRDO	0.080%	2/7/12	8,325	8,325
1 Washington GO TOB VRDO	0.080%	2/7/12	10,000	10,000
1 Washington GO TOB VRDO	0.080%	2/7/12	5,100	5,100
1 Washington GO TOB VRDO	0.080%	2/7/12	12,025	12,025
1 Washington GO TOB VRDO	0.080%	2/7/12	7,995	7,995
1 Washington GO TOB VRDO	0.140%	2/7/12	9,285	9,285
1 Washington Health Care Facilities Authority
Revenue (Catholic Health Initiatives) TOB
VRDO	0.080%	2/7/12	15,010	15,010
Washington Health Care Facilities Authority
Revenue (Fred Hutchinson Cancer Center)
VRDO	0.080%	2/7/12 LOC	11,505	11,505
Washington Health Care Facilities Authority
Revenue (MultiCare Health System) VRDO	0.060%	2/7/12 LOC	2,000	2,000
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.080%	2/7/12	12,475	12,475
1 Washington Health Care Facilities Authority
Revenue (Providence Health & Services) TOB
VRDO	0.080%	2/7/12	8,610	8,610
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.080%	2/7/12	10,800	10,800
1 Washington Health Care Facilities Authority
Revenue (Seattle Children's Hospital) TOB
VRDO	0.080%	2/7/12	9,995	9,995

Washington Housing Finance Commission Multi-
Family Housing Revenue (Deer Run West
Apartments Project) VRDO	0.100%	2/7/12 LOC	5,200	5,200
Washington Housing Finance Commission Multi-
Family Housing Revenue (New Haven
Apartments Project) VRDO	0.070%	2/7/12 LOC	4,000	4,000
Washington Housing Finance Commission Multi-
Family Housing Revenue (Vintage at
Silverdale Senior Living Project) VRDO	0.110%	2/7/12 LOC	11,880	11,880
Washington Housing Finance Commission
Multifamily Housing Revenue (Canyon Lakes
II Project) VRDO	0.110%	2/7/12 LOC	5,435	5,435
				500,600
West Virginia (0.6%)
West Virginia Economic Development Authority
Pollution Control Revenue (Ohio Power Co. -
Kammer Project) VRDO	0.060%	2/7/12 LOC	25,400	25,400
West Virginia Hospital Finance Authority
Hospital Revenue (Cabell Huntington Hospital
Inc.) VRDO	0.070%	2/7/12 LOC	9,700	9,700
West Virginia Hospital Finance Authority
Hospital Revenue (Charleston Area Medical
Center Inc.) VRDO	0.070%	2/7/12 LOC	50,410	50,410
West Virginia Hospital Finance Authority
Hospital Revenue (United Health System
Obligated Group) VRDO	0.070%	2/7/12 LOC	7,815	7,815
1 West Virginia Housing Development Revenue
TOB VRDO	0.130%	2/7/12	3,805	3,805
				97,130
Wisconsin (3.6%)
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.125%	6/1/12 (Prere.)	14,270	14,546
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	6.375%	6/1/12 (Prere.)	4,025	4,105
Badger Tobacco Asset Securitization Corp.
Wisconsin Revenue	7.000%	6/1/12 (Prere.)	17,500	17,878
Madison WI Area Technical College District GO	3.000%	3/1/12	2,670	2,676
Milwaukee WI GO	2.000%	5/1/12	2,585	2,595
Milwaukee WI Redevelopment Authority
Redevelopment Lease Revenue (University
Wisconsin Kenilworth Project) VRDO	0.080%	2/7/12 LOC	6,210	6,210
1 Wisconsin Annual Appropriation Revenue TOB
VRDO	0.080%	2/7/12	5,000	5,000
Wisconsin GO	5.000%	5/1/12	2,000	2,022
Wisconsin GO	5.250%	5/1/12 (Prere.)	1,000	1,012
Wisconsin GO CP	0.170%	2/16/12	60,000	60,000
Wisconsin GO CP	0.230%	3/6/12	15,389	15,389
1 Wisconsin GO TOB VRDO	0.070%	2/7/12	12,660	12,660
1 Wisconsin GO TOB VRDO	0.140%	2/7/12	23,600	23,600
1 Wisconsin Health & Educational Facilities
Authority Revenue (Ascension Health Credit
Group) TOB VRDO	0.130%	2/7/12	750	750
1 Wisconsin Health & Educational Facilities
Authority Revenue (Children's Hospital of
Wisconsin Inc.) TOB VRDO	0.080%	2/7/12 LOC	10,290	10,290

Wisconsin Health & Educational Facilities
Authority Revenue (Concordia University Inc.)
VRDO	0.080%	2/7/12 LOC	3,870	3,870
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.080%	2/7/12 LOC	20,000	20,000
Wisconsin Health & Educational Facilities
Authority Revenue (Felician Services Inc.)
VRDO	0.080%	2/7/12 LOC	10,535	10,535
Wisconsin Health & Educational Facilities
Authority Revenue (Franciscan Sisters) VRDO	0.050%	2/7/12 LOC	4,800	4,800
Wisconsin Health & Educational Facilities
Authority Revenue (Gundersen Lutheran)
VRDO	0.070%	2/7/12 LOC	40,000	40,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group) CP	0.140%	2/13/12	10,000	10,000
Wisconsin Health & Educational Facilities
Authority Revenue (Hospital Sisters Services
Inc. Obligated Group) CP	0.100%	3/6/12	5,770	5,770
Wisconsin Health & Educational Facilities
Authority Revenue (Ministry Health Care Inc.)
CP	0.120%	4/5/12 LOC	25,530	25,530
Wisconsin Health & Educational Facilities
Authority Revenue (St. Norbert College Inc.)
VRDO	0.090%	2/7/12 LOC	7,130	7,130
Wisconsin Health & Educational Facilities
Authority Revenue (Wheaton Franciscan
Services Inc. System)	5.750%	2/15/12 (Prere.)	12,150	12,297
1 Wisconsin Housing & Economic Development
Authority Home Ownership Revenue TOB
VRDO	0.140%	2/7/12	4,750	4,750
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.180%	2/7/12	29,685	29,685
Wisconsin Housing & Economic Development
Authority Home Ownership Revenue VRDO	0.180%	2/7/12	12,300	12,300
Wisconsin Housing & Economic Development
Authority Multi-Family Revenue VRDO	0.080%	2/7/12	10,000	10,000
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.180%	2/7/12	5,220	5,220
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.180%	2/7/12	9,890	9,890
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.180%	2/7/12	10,880	10,880
Wisconsin Housing & Economic Development
Authority Single Family Revenue VRDO	0.180%	2/7/12	5,140	5,140
1 Wisconsin Public Power System Power Supply
System Revenue TOB VRDO	0.070%	2/7/12 LOC	10,125	10,125
Wisconsin School Districts Cash Flow
Administration Program Revenue	1.000%	10/15/12	6,000	6,026
Wisconsin TRAN	2.000%	6/15/12	206,000	207,348
				630,029
Wyoming (0.4%)
Wyoming Community Development Authority
Housing Revenue VRDO	0.090%	2/7/12 LOC	14,000	14,000

Wyoming Student Loan Corp. Student Loan
Revenue VRDO	0.070%	2/7/12 LOC	50,000	50,000
				64,000
Total Tax-Exempt Municipal Bonds (Cost $16,887,998)				16,887,998
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (3.2%)
Money Market Fund (3.2%)
4 Vanguard Municipal Cash Management Fund
(Cost $548,595)	0.063%		548,595,344	548,595

Total Investments (100.5%) (Cost $17,436,593)				17,436,593
Other Assets and Liabilities-Net (-0.5%)				(80,849)
Net Assets (100%)				17,355,744

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012, the aggregate value of these securities was $6,475,315,000, representing 37.3% of net assets.
2 Adjustable-rate security.
3 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of January 31, 2012.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).

Tax-Exempt Money Market Fund

(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) Assured Guaranty Corporation.
(13) Berkshire Hathaway Assurance Corporation.
(14) National Public Finance Guarantee Corporation.
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The fund's investment in Vanguard Municipal Cash Management Fund is valued based on Level 1 inputs. All of the fund's other investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2012

VANGUARD MUNICIPAL BOND FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on November 28, 2011, see file Number 33-23444, Incorporated by Reference.